PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE II

VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated October 3, 2008.

This prospectus describes an individual flexible variable universal life insurance policy offered by the Company.

As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.

This prospectus provides information that you should know before buying a Policy. It is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

2 TABLE OF CONTENTS	Principal Benefit Variable Universal Life II
1-800-247-9988

Principal Benefit Variable Universal Life II	TABLE OF CONTENTS 3
www.principal.com

SUMMARY: BENEFITS AND RISKS

This prospectus describes an individual flexible variable universal life insurance policy offered by the Company. This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.

Examination Offer (Free – Look Provision)
Under state law, you have the right to return the Policy for any reason during the examination offer period (a “free look”). Please see page 36 of this prospectus for more information.

POLICY BENEFITS

Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:

•	the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES — Death Proceeds);
•	minus loan indebtedness;
•	minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net policy value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges).

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.

Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).

Policy Values
The policy value reflects your premium payments, partial surrenders, policy loans, policy expenses, interest credited to the fixed account and the investment experience of the divisions. There is no guaranteed minimum division value.

Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.

Full Surrender
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.

Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. No surrender charge is imposed on a partial surrender; however, a transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a policy year.

Adjustment Options
The total face amount may be increased (unless the Policy is in a grace period or if monthly policy charges are being waived under a rider) or decreased.

Total Face Amount Increase
The minimum amount of an increase is $10,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.

4 SUMMARY: BENEFITS AND RISKS	Principal Benefit Variable Universal Life II
1-800-247-9988

Total Face Amount Decrease
On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the total face amount below $100,000.

Maturity Proceeds
If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date unless extended by the Extended Coverage Rider.

POLICY RISKS

Risks of Poor Investment Performance
Transaction costs and policy charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investment in the fixed account, or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

Policy Termination (Lapse)
A Policy will enter a grace period and is at risk of terminating (meaning you will no longer have any life insurance coverage) if the net policy value on any monthly date is less than the monthly policy charge, unless the Policy has the death benefit guarantee rider and its terms are met. A Policy may be at risk of terminating due to insufficient premium payments, poor investment results, partial surrenders, or loan indebtedness. If a Policy is at risk of terminating, we will notify you that the Policy will terminate without value unless you make a required premium payment by the end of the grace period. A Policy may be reinstated within three years after it has lapsed, subject to certain conditions.

Limitations on Access to Surrender Value
Unscheduled Partial Surrenders

•	Each unscheduled partial surrender may not be less than $500. Each unscheduled partial surrender may not be greater than 90% of the net surrender value (as of the date of the first unscheduled partial surrender in that policy year).
•	The policy value will be reduced by the amount of the unscheduled partial surrender plus any transaction fee.
•	A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a policy year.
•	The total face amount may be reduced by the amount of each unscheduled partial surrender.

Scheduled Partial Surrenders

•	Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis.
•	Each scheduled partial surrender may not be greater than 90% of the net surrender value (as of the effective date of the scheduled partial surrender).
•	The policy value will be reduced by the amount of any scheduled partial surrender.
•	The total face amount may be reduced by the amount of each scheduled partial surrender.

Full Surrenders
If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.

Adverse Tax Consequences
Termination of the Policy for any reason other than death of the insured may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

Distributions from a Modified Endowment Contract during the life of the insured are taxed as if the Policy is a deferred annuity, therefore partial surrenders and loans may be taxable as ordinary income to the extent there are earnings in the Policy.

Principal Benefit Variable Universal Life II	SUMMARY: BENEFITS AND RISKS 5
www.principal.com

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes one or more of the following:

•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid premiums; or
•	some or all of the amount by which the current value exceeds the employer’s interest in the Policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
The biggest risk is that the fund’s returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.

Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed – income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

6 SUMMARY: BENEFITS AND RISKS	Principal Benefit Variable Universal Life II
1-800-247-9988

SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy, surrender the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium

Maximum		6.70% of premium paid(1)

Current		6.70% of premium paid(1)

Taxes (federal, state and local)	upon receipt of premium

Maximum		3.25% of premium paid

Current		3.25% of premium paid

Surrender Charge (full surrender of Policy)	from surrender proceeds

Maximum		$55.83 per $1,000 of face amount

Minimum		$6.30 per $1,000 of face amount

Current Charge for Representative Insured (The representative insured is a 45-year old male in policy year one)		$15.81 per $1,000 of face amount

Transfer Fee for Unscheduled Division Transfer(2)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy month

Maximum		$25 per unscheduled division transfer

Current		None

Optional Insurance Benefits(3)

Life Paid-Up Rider	on the date rider benefit begins

Maximum		13.50% of policy value

Current		3.50% of policy value
(if Policy is issued with the guideline premium/cash value corridor test)(4)

Current		7.50% of policy value
(if the Policy is issued with the cash value accumulation test)(4)

Principal Benefit Variable Universal Life II	SUMMARY: FEE TABLES 7
www.principal.com

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
When Charge
Charge	is Deducted	Amount Deducted
Cost of Insurance(5)	monthly

Maximum		$83.33 per $1,000 of net amount at risk(6)

Minimum		$0.01 per $1,000 of net amount at risk(6)

Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco in policy year one)		$0.10 per $1,000 of net amount at risk(6)

Asset Based Charge:	monthly	equivalent to:

Maximum		0.70% of net policy value per year(7)

Current		0.70% of net policy value per year(7)

Monthly Policy Issue Charge	monthly

Maximum		$1.09 per $1,000 of total face amount

Minimum		$0.07 per $1,000 of total face amount

Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco in policy year one)		$0.13 per $1,000 of total face amount

Net Policy Loan Charge(8)	annually (accrued daily)

Maximum		1.00% of loan indebtedness per year(7)

Current		1.00% of loan indebtedness per year(7)

Optional Insurance Benefits(3)

Accounting Benefit Rider	Monthly

Maximum		$0.0208 per thousand of total face amount(9)

Current		$0.0208 per thousand of total face amount(9)

Supplemental Benefit Rider	monthly
(Cost of Supplemental Insurance)(5)

Maximum		$83.33 per $1,000 of net amount at risk(6)

Minimum		$0.01 per $1,000 of net amount at risk(6)

Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.01 per $1,000 of net amount at risk(6)

Waiver of Monthly Policy Charges Rider

Maximum		$0.51 per $1,000 of net amount at risk(6)

Minimum		$0.01 per $1,000 of net amount at risk(6)

Current Charge for Representative Insured (The representative insured is a 45-year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.02 per $1,000 of net amount at risk(6)

Waiver of Specified Premium Rider	monthly

Maximum		$0.94 per $100 of planned periodic premium

Minimum		$0.15 per $100 of planned periodic premium

Current Charge for Representative Insured (The representative insured is a 45-year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.40 per $100 of planned periodic premium

8 SUMMARY: FEE TABLES	Principal Benefit Variable Universal Life II
1-800-247-9988

The following table shows the minimum and maximum fees and total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in the prospectus for each underlying mutual fund.

Annual Underlying Mutual Fund
Operating Expenses as of
December 31, 2007(10)	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)(11)	0.24%	1.72%

(1)	In policy years one through five, the maximum sales charge on premium paid in excess of target premium is 5.20%. In policy years six and beyond, the maximum sales charge is 6.7% on premium paid in excess of target premium. See GLOSSARY for definition of target premium.

(2)	Please note that in addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/or sponsors of the underlying mutual funds. For more information regarding transfers, see GENERAL DESCRIPTION OF THE POLICY - Policy Limitations.

(3)	For more information see GENERAL DESCRIPTION OF THE POLICY – Optional Insurance Benefits.

(4)	For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.

(5)	This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.

(6)	See GLOSSARY for definition.

(7)	This charge decreases after policy year ten.

(8)	The difference between the interest charged on the loan indebtedness and the interest credited to the loan account. See LOANS – Policy Loans for the actual rates.

(9)	This charge only applies in policy years one through five.

(10)	The following underlying mutual funds are considered “funds of funds”; Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio and SAM Strategic Growth Portfolio. As disclosed in the prospectus for each of these underlying mutual funds, these funds have higher expenses than other funds due to a two-tiered level of expenses.

(11)	None of the mutual funds underlying the policy impose a short-term redemption fee, although the managers of such funds reserve the right to assess such a fee in the future.

GLOSSARY

adjustment – change to the Policy resulting from an increase or decrease in total face amount or a change in: smoking status; death benefit option; rating or riders.

adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.

attained age – the insured’s issue age on the birthday nearest to the policy date, plus the number of full policy years since the policy date.

base policy face amount – the insurance benefit provided by the Policy without any riders.

business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

death benefit guarantee premium requirement – the amount of premium required to be paid in order to maintain the protections of the death benefit guarantee rider.

division – a part of the Separate Account which invests in shares of a corresponding underlying mutual fund. The value of an investment in a division is variable and is not guaranteed.

Principal Benefit Variable Universal Life II	GLOSSARY 9
www.principal.com

effective date – the date on which all requirements, including initial premium, for issuance of a policy have been satisfied.

fixed account – the portion of the policy value that is held in our general account.

general account – assets of the Company other than those allocated to any of our Separate Accounts.

initial total face amount – the original total face amount in effect on the policy date.

insured – the person named as the “insured” on the most recent application for the Policy. The insured may or may not be the owner.

loan account – that portion of the policy value held in our general account that reflects loan indebtedness.

loan indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.

maturity date – the policy anniversary nearest the insured’s 121st birthday.

monthly date – the day of the month which is the same day as the policy date.

Example:	If the policy date is September 5, 2008, the first monthly date is October 5, 2008.

monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and the cost of additional benefits provided by any rider plus the monthly policy issue charge and asset based charge in effect on the monthly date.

net amount at risk – the amount upon which cost of insurance charges are based. It is the result of:

•	the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus
•	the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

net policy value – the policy value minus any loan indebtedness.

net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or the fixed account.

net surrender value – surrender value minus any loan indebtedness.

notice – any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail or another manner we approve in advance.

owner – the party which owns all the rights and privileges of this Policy.

planned periodic premium – the premium in the amount and frequency you plan to pay.

policy date – the date from which monthly dates, policy years and policy anniversaries are determined; the policy date may not be in the future and will never be the 29th, 30th, or 31st of any month.

policy month – any one – month period beginning on the monthly date.

Example:	The monthly date is May 5, 2008; the first policy month ends on June 4, 2008.

policy value – the sum of the values in the divisions, the fixed account and the loan account.

10 GLOSSARY	Principal Benefit Variable Universal Life II
1-800-247-9988

policy year – the one – year period beginning on the policy date and ending one day before the policy anniversary and each subsequent one year period beginning on a policy anniversary.

Example:	If the policy date is September 5, 2008, the first policy year ends on September 4, 2009. The first policy anniversary falls on September 5, 2009.

premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.

prorated basis – in the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.

separate account – the Principal Life Insurance Company Variable Life Separate Account, an account established by us which has divisions to which net premiums may be allocated under the Policy.

surrender value – policy value minus any surrender charge.

target premium – a premium amount which is used to determine the premium expense charge under a Policy. The target premium is not required to be paid and may be calculated using the rates provided in Appendix C.

total face amount – base policy face amount plus face amount of the supplemental benefit rider, if any.

underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of each division.

valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.

written request – actual delivery to the Company at our home office of a written notice or request, signed and dated, on a form we supply or approve.

Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 9296
Des Moines, Iowa 50306-9296
Phone: 1-800-247-9988
Fax:1-515-235-9720

we, us, our – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.

you, your – the owner of the Policy.

Principal Benefit Variable Universal Life II	GLOSSARY 11
www.principal.com

CORPORATE ORGANIZATION AND OPERATION

The Company
The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.

Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Policy owners under the Policy.

The Funds
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a registered representative or our home office (1-800-247-9988).

The funds are NOT available to the general public directly. The funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The TABLE OF SEPARATE ACCOUNT DIVISIONS later in this prospectus contains a brief summary of the investment objectives of, and sub-advisor(s) for, each division.

New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.

12 CORPORATE ORGANIZATION AND OPERATION	Principal Benefit Variable Universal Life II
1-800-247-9988

Deletion or Substitution of Divisions
We reserve the right to make certain changes if, in our judgement, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:

•	transfer assets in any division to another division;
•	add, combine or eliminate divisions; or
•	substitute the shares of a division for shares in another division:

•	if shares of a division are no longer available for investment; or
•	if in our judgement, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).

Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE: Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

The Fixed Account
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, and any interest in it, is not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from our home office or from a registered representative.

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.

We guarantee that the fixed account value accrues interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

We may defer payments of proceeds payable out of the fixed account for a period of up to six months.

Principal Benefit Variable Universal Life II	CORPORATE ORGANIZATION AND OPERATION 13
www.principal.com

Our underwriting guidelines prohibit fixed account values in related policies* to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of net premium payment allocations and/or transfers to the fixed accounts may be made by related policies. In the absence of your instructions, we will refund the premium payment to the owner and/or reject the transfer instructions which would otherwise cause these limits to be exceeded.

*	Related policies are those owned and/or sponsored by a single entity (for example, the employer of the insureds). We determine what policies are related.

We reserve the right to limit premium payments and/or transfers allocated to the fixed accounts.

CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, advertising, and printing of prospectuses), administrative expenses (processing applications; conducting medical examinations; determining insurability; establishing and maintaining records; processing death benefit claims and policy changes, reporting and overhead), and mortality expenses.

The amount of the charges in any policy year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a policy year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a policy year, the excess is profit to the Company.

Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a premium expense charge. The sales charge is intended to pay us for distribution and other expenses related to sales of the policy, including commissions paid to registered representatives, advertising, and printing of prospectuses and sales literature.

Deductions from premiums equal:

•	In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium*. In policy years six and beyond, a sales charge of 6.70% of premiums paid.

*	The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX C-TARGET PREMIUM RATES). The target premium is a calculated premium amount used to determine the sales charge. The target premium is not required to be paid.

•	plus 1.25% of premiums paid for federal taxes.
•	plus 2.00% of premiums paid for state and local taxes**.

**	The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a base policy face amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates us for expenses related to the sale of the Policy.

14 CHARGES AND DEDUCTIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

Surrender charges vary based on gender, age at issue or adjustment, state of issue and number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a base policy face amount increase. A base policy face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the base policy face amount at issue and each base policy face amount increase. Therefore, if the Policy is surrendered after a base policy face amount increase, surrender charges applied will be higher than if no base policy face amount increase had occurred. The surrender charge is not affected by any decrease in base policy face amount or any change in base policy face amount resulting from a change of death benefit options.

The surrender charge is (a) multiplied by (b) multiplied by (c) where:

(a)	is the applicable rate from Appendix A, based upon gender unless your Policy was issued under unisex rates pursuant to state or federal regulations;
(b) is the policy face amount divided by 1,000; and
(c) is the applicable percentage from Appendix B.

Example:	The surrender charge in policy year 2 for a 45-year old male with a risk classification of preferred non-tobacco and a policy face amount of $2,000,000 is $21,460 (10.73*2,000*100%).

If the same policy has a policy face amount increase of $100,000 at the beginning of policy year 2 (the insured would be age 46 at time of the policy face amount increase), the total surrender charge applicable is $22,591 which is the sum of $21,460 as calculated above and $1,131 (11.31*100*100%) for the policy face amount increase.

The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

Transaction Fee for Unscheduled Partial Surrender
A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each unscheduled partial surrender after the second unscheduled partial surrender in a policy year.

Transfer Fee for Unscheduled Division Transfer
Currently there is no charge for making an unscheduled division transfer. However, we reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled division transfer after the first unscheduled division transfer in a policy month. A transfer fee is intended to reimburse us for our additional separate account operation expenses related to multiple unscheduled division transfers. Policyowners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all policyowners in a non-discriminatory fashion.

For purposes of applying the transfer fee for unscheduled division transfers, we will count all unscheduled division transfers that occur in any one valuation period as one transfer. However, allocations of premium payments will not be counted as unscheduled division transfers.

Monthly Policy Charge
The monthly policy charge is made up of:

•	a charge for the cost of insurance;
•	an asset based charge;
•	a monthly policy issue charge; and
•	any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the monthly policy charge from your policy value in the divisions and/or fixed account (but not your loan account). The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:

•	the same as allocation percentages for premium payments;
•	determined on a prorated basis; or
•	determined by any other allocation method upon which we agree

Principal Benefit Variable Universal Life II	CHARGES AND DEDUCTIONS 15
www.principal.com

If you do not designate monthly policy charge allocation percentages, the allocation percentages will be the same as the allocation percentages for premium payments. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.

Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy. The cost of insurance rate is based on the insured’s gender*, issue age, tobacco status, and risk classification. The cost of insurance rate ranges from a maximum of $83.33 per $1,000 net amount at risk to $0.01 per $1,000 net amount at risk.

* The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Entities and other persons buying Policies under a sponsored arrangement may apply for special underwriting. If special underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Special underwriting programs currently available include: batch underwriting, simplified issue underwriting, and guaranteed issue underwriting. The cost of insurance rates for healthy individuals may be greater under special underwriting programs than for Policies subjected to full underwriting. Healthy individuals in a group will likely pay higher cost of insurance charges because they bear a portion of the cost of insuring the less healthy individuals in the group.

The net amount at risk is the difference between the death benefit and the policy value (see GLOSSARY for formula). The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums and charges under the Policy, death benefit option chosen, partial surrenders and adjustments to the total face amount.

Asset Based Charge
The asset based charge compensates us for expenses associated with the maintenance, accounting and recordkeeping of the divisions of the Separate Account. In addition, this charge reimburses us for service fees (a trail commission) paid to the registered representative.

During the first ten policy years, we deduct an asset based charge of 0.0581% of the net policy value each month (equivalent to 0.70% annually). After the tenth policy year, we deduct an asset based charge of 0.025% of the net policy value each month (equivalent to 0.30% annually)

Monthly Policy Issue Charge
This charge reimburses us for the expenses associated with policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of total face amount and varies by gender (if applicable), age, tobacco status and risk classification; the charge ranges from a minimum of $0.07 to a maximum of $1.09 per $1,000 total face amount. Currently, this charge is applied for ten years from policy issue or total face amount increase; however, we reserve the right to apply this charge in all years. Any total face amount increase will have its own monthly policy issue charge.

Optional Insurance Benefits Charges
Accounting Benefit Rider
There is a monthly charge of $0.03 per $1,000 of base policy face amount in the first five policy years.

Change of Insured Rider
There is no charge for this rider.

Cost of Living Rider
There is no charge for this rider; however, when there is a cost of living increase to the total face amount, the monthly policy charge and surrender charge will be increased proportionally.

16 CHARGES AND DEDUCTIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

Death Benefit Guarantee Rider
There is no charge for this rider; however, the guarantee provided by the rider requires payment of certain minimum premium amounts that vary based on the individual characteristics of the insured (age, gender, tobacco status, and risk classification).

Extended Coverage Rider
There is no charge for this rider.

Life Paid-Up Rider (Overloan Protection)
There is no charge for this rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the policy value (for policies using the guideline premium test) and 13.5% of the policy value (for policies using the cash value accumulation test) that is taken from the policy value.

Supplemental Benefit Rider
There is a supplemental cost of insurance charge for the net amount at risk provided by this rider. The supplemental cost of insurance rate is based on the insured’s gender, issue age, tobacco status, and risk classification. The supplemental cost of insurance rate ranges from a maximum of $83.33 per $1,000 net amount at risk to $0.01 per $1,000 net amount at risk.”

Waiver of Monthly Policy Charges Rider
There is a monthly charge for this rider and it varies based on the attained age, risk classification and gender of the insured. The monthly charge is guaranteed not to be less than nor to exceed $0.01 and $0.51 per $1,000 net amount at risk.”

Waiver of Specified Premium Rider
There is a monthly charge for this rider. It varies based on the attained age, risk classification and gender of the insured. The monthly charge is guaranteed not be less than nor to exceed $0.15 and $0.94 per $100 of planned periodic premium.

Net Policy Loan Charge
See LOANS for more detail.

Underlying Mutual Fund Charges
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees, operating expenses and potential redemption fees (if any) for a mutual fund are shown in the prospectus for the underlying mutual fund. None of the underlying mutual funds currently imposes a redemption fee.

Principal Benefit Variable Universal Life II	CHARGES AND DEDUCTIONS 17
www.principal.com

GENERAL DESCRIPTION OF THE POLICY

The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes all material features of the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. Any variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.

Rights under the Policy
Ownership
Unless changed, the owner is as named in the application. The owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if:

•	the death proceeds are paid;
•	the maturity proceeds are paid;
•	the Policy is surrendered; or
•	the grace period ends without our receiving the payment required to keep the Policy in force.

If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy’s ownership interest passes to the insured. If the owner is not a natural person and is no longer in existence, the insured becomes the owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation at any time.  Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Beneficiary
If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.

Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.

18 GENERAL DESCRIPTION OF THE POLICY	Principal Benefit Variable Universal Life II
1-800-247-9988

Policy Limitations
Division Transfers
After the initial allocation of premiums, you may transfer amounts between the divisions and/or to the fixed account. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined, as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

You may request an unscheduled transfer or set up scheduled transfers by:

•	sending a written request to us;
•	calling us at 1-800-247-9988 (if telephone privileges apply);
•	faxing us at 1-515-235-9720; or
•	visiting www.principal.com (if internet privileges apply).

Unscheduled Transfers. You may make unscheduled transfers from a division to another division and/or the fixed account. We reserve the right to impose a transfer fee of $25 on each unscheduled transfer after the first unscheduled transfer in a policy month. For purposes of applying the transfer fee for unscheduled division transfers, we will count all unscheduled division transfers that occur in any one valuation period as one transfer. However, allocations of premium payments will not be counted as unscheduled division transfers.

Scheduled Transfers. You may elect to have automatic transfers made out of one division into one or more of the other divisions. You may not make automatic transfers from the divisions to the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.

Example:

Month	Amount Invested	Share Price	Shares Purchased

January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5

Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers are made on a periodic basis.

•	The amount of the transfer is:

•	the dollar amount you select; or
•	a percentage of the division value as of the date specified (other than the 29th, 30th or 31st).

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi – annually, quarterly or monthly). If the selected date is not a business day, the transfer is completed on the next business day.
•	Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.
•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.
•	Automatic transfers are not available from the divisions to the fixed account.

Principal Benefit Variable Universal Life II	GENERAL DESCRIPTION OF THE POLICY 19
www.principal.com

Fixed Account Transfers
Transfers from the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled transfer from the fixed account in the same calendar year. It may take several years before a policy owner can move all the policy value in the fixed account to the divisions.

Unscheduled Transfers. You may make one unscheduled transfer from the fixed account to division(s) during the first 30-day period of each calendar quarter.

•	In each calendar year, the transfers may not exceed:

•	your fixed account value as of December 31 of the prior year (if $5,000 or less);
•	$5,000 (if your fixed account value as of December 31 of the prior year is greater than $5,000 but less than $20,000); or
•	25% of your fixed account value as of December 31 of the prior year (if the fixed account value is greater than $20,000).

•	We must receive your notice during the 30-day period.
•	You must specify the dollar amount or percentage to be transferred.

Scheduled Transfer Program. You may elect scheduled transfers from the fixed account to your division(s) without an additional charge as follows:

•	The value of your fixed account must be $20,000 or more when your scheduled transfers begin.
•	You must elect participation in the program by furnishing us with notice. The election may be made at any time following the end of the examination offer period. Once made, this election is irrevocable.
•	Transfers to the divisions will be made in the proportions used for allocation of premium payments.
•	If your premium payments included an allocation to the fixed account, your notice must include new premium payment allocations to the division(s) only.
•	During the transfer period, you may not:

•	make unscheduled transfers out of the fixed account; or
•	make transfers and premium payments to the fixed account.

Your election will be effective as of the valuation period during which we receive your notice and transfers will be made according to the following schedule:

•	The first transfer will be 25% of the fixed account value;
•	12 months from the first transfer (or next business day if the transfer day is not a business day), 33% of the fixed account value;
•	24 months from the first transfer (or next business day if the transfer day is not a business day), 50% of the fixed account value; and
•	36 months from the first transfer (or next business day if the transfer day is not a business day), the balance of the fixed account value.

If on any transfer date, the fixed account value prior to the transfer is $5,000 or less, the entire fixed account value will be transferred.

Example:	The example does not reflect payment of interest on the value in the fixed account. It also assumes that monthly policy charges are not taken from the fixed account and that you make no partial surrenders or policy loans from the fixed account.

The policy is dated July 1, 2008. On February 7, 2009, the balance in the fixed account is $100,000 and scheduled transfers are elected. The transfers will occur as follows:

		Percent to be	Amount to be
Date	Balance	Transferred	Transferred

February 7, 2009	$100,000	25%	$25,000
February 7, 2010	$75,000	33%	$24,750
February 7, 2011	$50,250	50%	$25,125
February 7, 2012	$25,125	100%	$25,125

20 GENERAL DESCRIPTION OF THE POLICY	Principal Benefit Variable Universal Life II
1-800-247-9988

The first day that you may make transfers or premium payments to the fixed account is February 8, 2012. After January 1, 2013, you may make an unscheduled transfer from the fixed account as set forth above.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your net policy value in the divisions over time.

Example:	You may choose to rebalance so that 50% of your policy values are in the Bond division and 50% in the Capital Value division. At the end of the specified period, market changes may have caused 60% of your value to be in the Bond division and 40% in the Capital Value division. By rebalancing, units from the Bond division are sold and the proceeds are used to purchase units in the Capital Value division so that 50% of the policy values are once again invested in each division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:

•	do not begin until the expiration of the examination offer period;
•	are done without charge;
•	may be done on the specified frequency (monthly, quarterly, semiannual or annual) on a policy year or calendar year basis;
•	may be done by:

•	calling us at 1-800-247-9988 (if telephone privileges apply);
•	mailing your written request to us;
•	faxing us at 1-515-235-9720; or
•	visiting www.principal.com (if internet privileges apply).

•	are made at the end of the next valuation period after we receive your instruction;
•	are not available if you have scheduled transfers from the same divisions; and
•	are not available for any values in the fixed account.

Automatic portfolio rebalancing is also the term used in connection with certain non – qualified deferred compensation plans. In these instances, the plan has a service agreement directing the service provider to give effect to the plan’s allocation instructions.

Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value. See SUMMARY: FEE TABLES for maximum rider charges.

Accounting Benefit Rider
This rider is available on business owned Policies only and provides if the Policy is surrendered, any surrender charge which would otherwise apply, will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Internal Revenue Code Section 1035 exchanges. This rider may be elected at any time prior to issue, subject to our approval under our then current underwriting guidelines. There is a charge for this rider.

Principal Benefit Variable Universal Life II	GENERAL DESCRIPTION OF THE POLICY 21
www.principal.com

Change of Insured Rider
This rider is available on business owned Policies only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. This rider may be added at any time prior to the proposed insured’s attained age 69. Until the effective date of the change of insured, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

Cost of Living Increase Rider
This rider provides increases in the face amount every three years, to the insured’s age 55, without requiring evidence of insurability. This rider is only available in New York and added automatically to all personally-owned Policies with a risk classification of standard or better and where the insured’s issue age is 52 or younger. There is no charge for adding this rider; however, when there is a cost of living face amount increase, the monthly policy charge and surrender charge will be higher. The surrender charge period will also extend.

Death Benefit Guarantee Rider
This rider guarantees the Policy, including any attached riders, will not lapse before the insured’s attained age 85 if premiums, less loan indebtedness and partial surrenders, paid equal or exceed the death benefit guarantee premium requirement. An illustration (available at no charge from your registered representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions.

If on any monthly date, the death benefit guarantee premium requirement is not met, the protections of the rider will not apply and the Policy is at risk of terminating if on any monthly date the net Policy value is insufficient to pay the monthly policy charge. The protections of the rider will resume on the first monthly date following our receipt of the premium required to meet the death benefit guarantee premium requirement.

This rider is automatically made a part of the Policy at issue unless you elect the Supplemental Benefit Rider. There is no charge for this rider; however, sufficient premiums are required in order for the rider benefits to apply.

Extended Coverage Rider
This rider extends the Policy beyond the maturity date as long as the Policy is still in – force and the insured is living on the maturity date. The Policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All division and fixed account values will be transferred to the Money Market division and no further transfers are allowed. This rider is added automatically to all Policies when issued. You may choose not to extend the maturity date by requesting the rider not be attached to your Policy. There is no charge for this rider.

Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large loan indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:

•	the loan indebtedness must be at least 96% of the surrender value;
•	the insured’s attained age must be 75 years or older;
•	the Policy must have been inforce for at least 15 policy years; and
•	Total partial surrenders must equal or exceed total premiums paid.

We reserve the right to begin the rider benefit when the loan indebtedness is at least 86% of the surrender value and all other conditions are satisfied.

22 GENERAL DESCRIPTION OF THE POLICY	Principal Benefit Variable Universal Life II
1-800-247-9988

Once the rider benefit begins:

•	The total face amount is reduced to equal the policy value after the rider charge multiplied by 105%.
•	All values in the divisions are immediately transferred to the fixed account where they will earn interest.
•	No further monthly policy charges are deducted for the remaining paid-up death benefit.
•	No new premium payments, face amount adjustments, partial surrenders or loans are allowed.
•	If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•	Your loan indebtedness remains and interest will continue to accrue on the loan indebtedness. However, loan payments can be submitted.
•	All optional riders, except the extended coverage rider, will automatically be terminated.

There is a one time charge taken from the policy value on the date the rider benefit begins. The rider may be elected at any time prior to the maturity date.

The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.

Supplemental Benefit Rider
This rider provides additional insurance (total face amount) at a reduced cost. Cost of insurance rates are based on the insured’s gender, issue age, duration since issue, tobacco status, and risk classification. This rider may be added to your Policy subject to our approval under our then current underwriting guidelines. There is a charge for this rider.

If you elect the Supplemental Benefit Rider, the Death Benefit Guarantee Rider is not available.

Waiver of Monthly Policy Charges Rider
This rider pays the monthly policy charges of the Policy if the insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. This rider is only available in New York and may be added at anytime that the insured’s attained age is not greater than 59, subject to our approval under our then current underwriting guidelines. There is a charge for this rider.

Waiver of Specified Premium Rider
This rider pays the planned periodic premium on the Policy if the insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. This rider is only available in New York and may be added at anytime that the insured’s attained age is not greater than 59, subject to our approval under our then current underwriting guidelines. There is a charge for this rider.

Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations. We also reserve the right to amend or terminate the special plans described in this prospectus, for example preauthorized premium payments.

You would be notified of any above action to the extent required by law. Any change, modification, endorsement, amendment or termination we make to the Policy or special plans described in this prospectus will be in writing and signed by an officer of the Company.

Right to Exchange
During the first 24 months after the effective date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your division values to the fixed account. No charge is imposed on this transfer. The policy value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions.

Principal Benefit Variable Universal Life II	GENERAL DESCRIPTION OF THE POLICY 23
www.principal.com

Your request must be in writing and be signed by the owner(s). The request must be postmarked or delivered to our home office before the end of the 24 – month period. The transfer is effective when we receive your written request

Suicide
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of total face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a total face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).

Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a fund of securities owned by it is not reasonably practicable;
•	it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
•	the SEC permits suspension for the protection of security holders.

If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will occur on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.

In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

We may defer payment from the fixed account for a period of up to six months.

24 GENERAL DESCRIPTION OF THE POLICY	Principal Benefit Variable Universal Life II
1-800-247-9988

PREMIUMS

Payment of Premiums
The amount and frequency of your premium payments affects the policy value, the net policy value and how long the Policy remains in force. You must pay premiums to us at our home office, Principal Life Insurance Company, P.O. Box 9296, Des Moines, Iowa 50306-9296.

You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.

Premium Payment Wiring Instructions
All wire transfers to Principal Financial Group for the Policy should be directed as follows:

Direct to: Wire Routing Transit Number 121000248
Bank name: Wells Fargo Bank, N.A.
City, State: San Francisco, CA
Beneficiary Account Number (BNF): 8785453690
Beneficiary Account Name: Principal Life Insurance Company Individual BMA EFT
OBI Information: (instructions-see below)
OBI Information is extremely important in identifying how to apply these funds. Please include the following:

•	As much description as possible in the 68 characters allowed.
•	Contract number(s), business group or Insured’s name, special instructions — such as “init prem”, “loan repay”, etc.
•	Direct it to: ATTN: Individual Billing and Collection

Premiums Affecting Guarantee Provisions
If the Death Benefit Guarantee rider is made a part of your Policy and you pay at least the death benefit guarantee premium requirement, the rider guarantees the Policy will not lapse before the insured’s attained age 85.

The death benefit guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a) is the total face amount divided by 1,000;
(b) is the death benefit guarantee premium rate; and
(c) is 12.

Example
If the face amount is $1,000,000 with Death Benefit Option 2 and the insured is a 45-year old male with a risk classification of preferred non-tobacco:
		Death Benefit
	Premium Rate	Guarantee Monthly Premium
Death Benefit Guarantee to attained age 85	$23.71	$1,976

The death benefit guarantee premium requirement is met if [(a) minus (b)] is greater than or equal to (c) where:
(a) is the sum of premiums paid;
(b) is the sum of all loan indebtedness and partial surrenders; and
(c) is the sum of the death benefit guarantee monthly premiums since the policy date to the most recent monthly date.
Using the example above, if the Policy is in its 25th month and there have been no loans or partial surrenders, the death benefit guarantee premium requirement on the 25th monthly date is $49,400 (25 times $1,976). If on any monthly date, the death benefit guarantee premium requirement is not met, the protections of the rider will not apply

Principal Benefit Variable Universal Life II	PREMIUMS 25
www.principal.com

and the Policy is at risk of terminating on any monthly date if the net policy value is insufficient to pay the monthly policy charge.

The death benefit guarantee premium rates are per $1,000 of face amount and may vary by issue age, risk classification, gender* and tobacco status. The death benefit guarantee monthly premium is shown on your Policy.

*	For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the insured

Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be returned and no further premiums are accepted until allowed by the current maximum premium limitations.

The minimum initial premium required is an amount needed to cover the first monthly policy charge. The amount is based on the initial total face amount of the Policy, the death benefit option and the charges and expenses of the Policy. There is no minimum amount requirement for subsequent premiums; however, insufficient premium payments may cause the policy to lapse (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse))

Allocation of Premiums
We allocate your initial net premiums on the later of the policy date or the effective date. Except as described below, allocations of net premiums are made to the divisions and the fixed account according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the valuation period in which they are received.

The percentage allocation for future premium payments may be changed, without charge, at any time by:

•	sending a written request to us;
•	calling us at 1-800-247-9988 (if telephone privileges apply);
•	faxing us at 1-515-235-9720; or
•	visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the valuation period in which the new instructions are received.

Premium Refund States
During the examination offer period, if the Policy is issued in a state requiring a full refund of premium, the initial net premium, including any premium received during the examination period, is allocated to the Money Market division on the later of the policy date or the effective date. After the examination offer period, the premium held in the Money Market division will be reallocated to the divisions and the fixed account according to your instructions. If the day following the end of the examination offer period is not a business day, the transfer will occur on the next business day. See SURRENDERS AND PARTIAL SURRENDERS - Right to Examine Policy (“Free Look” Provision”) for more information about the examination offer period.

Example:	If the examination offer period is 10 days, you sign a policy delivery receipt and the later of the policy date or the effective date is February 1st, your examination offer period would end on February 11th. The premiums held in the Money Market divisions are reallocated at the end of the next business day.

If the purchase of this policy falls within the definition of a replacement under state law, we reserve the right to retain the initial net premiums in the Money Market division to correspond to the examination offer period of a particular state’s replacement requirements.

26 PREMIUMS	Principal Benefit Variable Universal Life II
1-800-247-9988

Market Value States
During the examination offer period, if the policy is issued in a state allowing refund of net policy value, the initial net premium is allocated to the divisions according to your instructions on the later of the policy date or the effective date. In these states, we will refund the net policy value, which may be more or less than your premium, if the policy is returned during the examination offer period. See SURRENDERS AND PARTIAL SURRENDERS - Right to Examine Policy (“Free Look” Provision”) for more information about the examination offer period.

Example:	If the later of the policy date or the effective date is February 2nd, the premiums are allocated to the divisions that you selected on February 2nd.

Division Valuation
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

At the end of any valuation period, your value in a division is:

•	the number of units you have in the division
•	multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:

•	your initial premium payment (less premium expense charges);
•	plus subsequent premium payments (less premium expense charges);
•	plus transfers from another division or the fixed account
minus units sold:

•	for partial surrenders from the division;
•	as part of a transfer to another division, the fixed account or the loan account; and
•	to pay monthly policy charges and any transaction fees.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:

[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
divided by
the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

Principal Benefit Variable Universal Life II	PREMIUMS 27
www.principal.com

Fixed Account Valuation
The value of your fixed account on any business day is:

•	net premiums allocated to the fixed account
•	plus transfers from the division(s) and the loan account (as a result of a loan repayment)
•	plus interest credited to the fixed account
•	minus surrenders, transaction fees and monthly policy charges
•	minus transfers to the loan account
•	minus transfers to the division(s)

DEATH BENEFITS AND POLICY VALUES

Death Proceeds
If coverage is in effect and the insured dies before the maturity date, we pay death proceeds upon our receipt of:

•	proof of the death of the insured (typically, a death certificate);
•	Beneficiary’s Statement (Claim Form)*; and

•	If the beneficiary is a trust, the Claim Form must be signed by the trustee(s) and we must also receive a copy of the trust agreement and/or our Trustee Certification Form.
•	If the beneficiary is a corporation or other entity, the Claim Form must be signed by a corporate officer and we must receive proof of that person’s signing authority (e.g., submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer(s) authorized to sign on behalf of the entity) and a Certificate of Good Standing or Certificate of Existence provided by the state of where the entity was incorporated or otherwise created.

Payment of the death proceeds will be made within seven business days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the insured, we will pay the death proceeds to the owner or the owner’s estate unless you have given us written notice otherwise.

We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.

Death proceeds are calculated as of the date of the insured’s death and include:

•	the death benefit described below in DEATH BENEFITS AND POLICY VALUES — Death Benefit Options;
•	minus loan indebtedness;
•	minus any overdue monthly policy charges if the insured died during a grace period;
•	plus interest on the death proceeds as required by state law.

Benefit Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change your benefit payment instructions by sending us written notice. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.

Benefit Payment Options
The benefit payment options include:

•	Custom Benefit Arrangement
We will make benefit payments based on arrangements you have requested and we have agreed to in writing (e.g., equal payments made over a specified period of time; joint and survivor life income with a reduced survivor benefit, etc.).

•	Life Income
We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.

•	Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.

28 DEATH BENEFITS AND POLICY VALUES	Principal Benefit Variable Universal Life II
1-800-247-9988

•	Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.

•	Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.

These benefit payment options are also available if the Policy matures or is surrendered.

Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.

The three death benefit options available are:

•	Death Benefit Option 1 – the death benefit equals the greater of:

•	the total face amount; or
•	the amount found by multiplying the policy value by the applicable percentage*.

•	Death Benefit Option 2 – the death benefit equals the greater of:

•	the total face amount plus the policy value; or
•	the amount found by multiplying the policy value by the applicable percentage*.

•	Death Benefit Option 3 – the death benefit equals the greater of:

•	the total face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or
•	the amount found by multiplying the policy value by the applicable percentage*.
* The applicable percentage tables are in Appendix D and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.

Example:	The following assumptions are made to demonstrate the use of the tables found in Appendix D.
Death Benefit Option: 1
Total Face Amount: $1,000,000
Policy Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value
Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Tobacco

Applicable Percentage:  215%
Death Benefit: $900,000 x 215% = $1,935,000

If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 336.69% (assuming the insured is a male) and the death benefit would be $3,030,210.

Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current total face amount, subject to underwriting review and approval.

The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit before the change.

Principal Benefit Variable Universal Life II	DEATH BENEFITS AND POLICY VALUES 29
www.principal.com

Changing From Death Benefit Option 1 to Death Benefit Option 2
We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been previous increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, thereby increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that the base policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value

before the change	before the change	before the change

$1,000,000	$1,000,000	$50,000

after the change	after the change	after the change

$950,000	$1,000,000	$50,000
($1,000,000−$50,000)	($950,000+$50,000)

Changing From Death Benefit Option 2 to Death Benefit Option 1
We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the base policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value

before the change	before the change	before the change

$1,000,000	$1,050,000	$50,000
	($1,000,000 + $50,000)

after the change	after the change	after the change

$1,050,000	$1,050,000	$50,000
($1,000,000 + $50,000)

Changing From Death Benefit Option 3 to Death Benefit Option 1
We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the base policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. In addition, cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the base policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value

before the change	before the change	before the change

$1,000,000	$1,020,000	$50,000
	($1,000,000 + ($30,000 − $10,000))

after the change	after the change	after the change

$1,020,000	$1,020,000	$50,000
($1,000,000 + ($30,000 − $10,000))

30 DEATH BENEFITS AND POLICY VALUES	Principal Benefit Variable Universal Life II
1-800-247-9988

Changing From Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value

before the change	before the change	before the change

$1,000,000	$1,020,000	$50,000
	($1,000,000 + ($30,000 −$10,000))

after the change	after the change	after the change

$1,020,000	$1,020,000	$50,000
($1,000,000 + ($30,000 − $10,000))

IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.

The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on policy values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any adjustment to the Policy.

If at any time a premium is paid which would result in total premiums exceeding the current guideline premium limits, we accept only that portion of the premium which would make the total premiums equal the guideline premium limits.

The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of policy values that can accumulate relative to the death benefit.

To satisfy either test, the ratio of the death benefit to the policy value must be at least as great as the applicable percentage shown in Appendix D. As the policy value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.

As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:

•	smaller applicable percentages
•	lower minimum death benefit
•	lower cost of insurance charges
•	better policy value growth.

The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better policy value growth.

This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988. The table below demonstrates the minimum death benefit based on the test chosen.

Principal Benefit Variable Universal Life II	DEATH BENEFITS AND POLICY VALUES 31
www.principal.com

The example below is based on the following:

•	The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)
•	Total Face amount is $100,000
•	Death Benefit Option 1
•	Policy value at the date of death is $25,000
•	The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x policy value)
•	The minimum death benefit under the cash value accumulation test is $71,477 (assuming an applicable percentage of 285.909%)

	The death benefit payable is the larger of these two amounts		Net amount at
		Minimum	risk used in
	Face	death	calculating the cost
	Amount	benefit	of insurance charge

Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,753.98
Cash Value Accumulation Test	$100,000	$71,477	$74,753.98

Here’s the same example, but with a policy value of $75,000. Because the policy value has increased, the minimum death benefit is now:

•	$138,750 for the guideline premium/cash value corridor test
•	$214,432 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts		Net amount at
		Minimum	risk used in
	Face	death	calculating the cost
	Amount	benefit	of insurance charge

Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,408.65
Cash Value Accumulation Test	$100,000	$214,432	$138,904.20

Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of net amount at risk. As the net amount at risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.

All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in total face amount may be required, if the transaction would cause a refund of premium and/or distribution of the policy value in order to maintain compliance with the Section 7702 limits.

Maturity Proceeds
The maturity date is the policy anniversary where the insured’s attained age is 121 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our home office.

The maturity proceeds are paid either as a cash lump sum on the maturity date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY — Optional Insurance Benefits).

32 DEATH BENEFITS AND POLICY VALUES	Principal Benefit Variable Universal Life II
1-800-247-9988

Adjustment Options
Increase in Total Face Amount
You may request an increase in the total face amount at any time provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in total face amount is $10,000.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.

We will approve your request if:

•	the insured is alive at the time of your request; and
•	the attained age of the insured is 75 or less at the time of the request; and
•	we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.

The increase in total face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.

If you want insurance coverage to start at the time the adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.

Any adjustment premium payment made in connection with the adjustment application is held in our general account without interest (for a period of up to a 60 days) while we complete underwriting for the adjustment. If we approve the adjustment, on the effective date of the adjustment, the amount of the adjustment premium payment being held minus the premium expense charge is moved to the divisions and/or fixed account according to your then current premium allocation percentages.

The cost of insurance charge will increase in the event of an increase in a Policy’s total face amount. If there is insufficient value to pay the higher charges after an increase in total face amount, the Policy will lapse, unless the protections of the death benefit guarantee rider are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in total face amount.

Decrease in Total Face Amount
On or after the first policy anniversary, you may request a decrease in the total face amount. No transaction fee is imposed on decreases in the total face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges. A decrease is requested as follows:

•	the request must be made on an adjustment application;
•	the application must be signed by the owner(s);
•	the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•	the decrease may not reduce the total face amount below $100,000; and
•	unless you direct otherwise, if there have been previous increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

Principal Benefit Variable Universal Life II	DEATH BENEFITS AND POLICY VALUES 33
www.principal.com

Policy Values
Your policy value is equal to the sum of the values in the divisions, the fixed account and loan account. The policy value:

•	increases as premiums are applied and interest is credited;
•	decreases as policy loans, partial surrenders and policy expenses are deducted; and
•	can increase or decrease as the investment experience of your chosen divisions fluctuates.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender. Partial surrenders may negatively affect your Death Benefit Guarantee rider, if applicable. Partial surrenders will reduce your face amount if under death benefit option 1 or 3.

Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION — Delay of Payments).

Full Surrender
The Policy may be surrendered while the Policy is in effect. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the net surrender value.

Unscheduled Partial Surrender
On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net policy value. You may take two unscheduled partial surrenders during a policy year before any transaction fees apply. After the second unscheduled partial surrender in a policy year, a transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each unscheduled partial surrender. An unscheduled partial surrender may not be less than $500 and may not be greater than 90% of the net surrender value as of the effective date of the unscheduled partial surrender. The unscheduled partial surrender may not decrease the total face amount to less than $100,000. Unscheduled partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee rider, if applicable.

Your policy value is reduced by the amount of the unscheduled partial surrender plus any transaction fee. We surrender units from the divisions and/or values from the fixed account to equal the dollar amount of the surrender request. The amount of the surrender and the transaction fee are deducted from your divisions and/or fixed account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.

An unscheduled partial surrender may cause a reduction in total face amount. If the total face amount had been previously increased, any reduction of the total face amount at the time of partial surrender, is made on a last in, first out basis.

•	If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the unscheduled partial surrender plus transaction fee that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the unscheduled partial surrender plus transaction fee exceeds the difference between the death benefit and total face amount.

34 SURRENDERS AND PARTIAL SURRENDERS	Principal Benefit Variable Universal Life II
1-800-247-9988

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect).
During policy years two through 15, 10% of the net surrender value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. As discussed above, any amount surrendered in excess of 10% would not constitute a preferred partial surrender and would cause a reduction in the total face amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.

The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
(a) is the amount of the unscheduled partial surrender plus transaction fee;
(b) is the amount of any preferred partial surrenders in the same policy year; and
(c) is 10% of the net surrender value at the end of the prior policy year.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a unscheduled partial surrender.

•	If the Death Benefit Option 3 is in effect, the total face amount is reduced by the lesser of (a) or (b) where:
(a) is the amount of the unscheduled partial surrender; and
(b) is the greater of (i) the amount that total partial surrenders exceed total premiums paid; or (ii) zero.

Scheduled Partial Surrender
On or after the first policy anniversary and prior to the maturity date, you may elect to receive part of your net policy value automatically on any monthly date.

•	You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on policy year)).
•	Your policy value is reduced by the amount of any scheduled partial surrender.
•	The surrender is deducted from your division(s) and/or fixed account according to your monthly policy charge allocation percentages.
•	Each scheduled partial surrender may not be greater than 90% of the net surrender value (as of the date of the scheduled partial surrender).
•	Scheduled partial surrenders will continue until we receive your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining net surrender value, scheduled policy loans will automatically begin, unless you direct us otherwise, so as to provide you the same dollar amount at the same frequency as you had received under the scheduled partial surrenders.
•	A scheduled partial surrender may cause a reduction in total face amount:

•	If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced on the first monthly date a scheduled partial surrender is effective (and each subsequent policy anniversary). The amount of the reduction is the sum of the scheduled partial surrenders planned for that policy year that are not deemed to be a preferred partial surrender. If the amount of the scheduled partial surrender is increased, the total face amount is reduced on the monthly date the change is effective. If the amount of the scheduled partial surrender is decreased, the total face amount is not increased.

If the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount.

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect).
During policy years two through 15, 10% of the net surrender value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. As discussed above, any amount surrendered in excess of 10% would not constitute a preferred partial surrender and would cause a reduction in the total face amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.

Principal Benefit Variable Universal Life II	SURRENDERS AND PARTIAL SURRENDERS 35
www.principal.com

The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
(a) is the amount of the scheduled partial surrenders planned for that policy year;
(b) is the amount of any preferred partial surrenders in the same policy year; and
(c) is 10% of the net surrender value at the end of the prior policy year.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a scheduled partial surrender.

•	If the Death Benefit Option 3 is in effect, the total face amount is reduced on the first monthly date a scheduled partial surrender is effective and on each subsequent policy anniversary. The total face amount may also be reduced on the monthly date any increase to a scheduled partial surrender is effective. The total face amount is reduced by the lesser of (a) or (b) where:
(a) is the amount of the scheduled partial surrenders planned for that policy year; and
(b) is the greater of (i) the amount that total partial surrenders exceed total premiums paid; or (ii) zero.

Examination Offer (Free-Look Provision)
It is important to us that you are satisfied with the purchase of your Policy. Under state law, you have the right to return the Policy for any reason during the examination offer period (a “free look”). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the Policy is issued determines the examination offer period and the type of refund that applies.

If you return this Policy before expiration of the examination offer period, we will refund your full premium in states where required. In states where permitted, we will refund the net policy value, which may be more or less than your premium.

Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period as shown below.
The examination offer period is the later of:

•	10 days after you receive the Policy, or
•	such later date as specified by applicable state law.

NOTE: See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments

36 SURRENDERS AND PARTIAL SURRENDERS	Principal Benefit Variable Universal Life II
1-800-247-9988

LOANS

Policy Loans
While your Policy is in effect (but after the examination offer period) and has a net policy value, you may borrow money from us with the Policy as the security for the policy loan.

•	The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.
•	If telephone privileges apply, you may request a policy loan of $100,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $100,000, the request must be made in writing.
•	Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).
•	Requests for policy loans from any joint owner are binding on all joint owners.
•	Policy loans may negatively affect your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)).

You are charged interest on any loan indebtedness. During the first ten policy years, the interest rate is 5.00% per year. After policy year ten, the interest rate is 4.00% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan indebtedness. Adding unpaid interest to the loan indebtedness causes additional amounts to be redeemed from the division(s) and/or fixed account and redemption proceeds transferred to the loan account. Redemptions are made in the same proportion as the allocation used for the most recent monthly policy charge.

A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:

•	death proceeds at the death of the insured;
•	surrender value upon full surrender or termination of a Policy; and
•	maturity proceeds paid.

Loan indebtedness reduces your net policy value. If the net policy value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)).

If the Policy lapses with any loan indebtedness, there may be negative tax consequences.

Loan Account
When a policy loan is taken, a loan account is established. The loan account is part of our general account.

An amount equal to the loan is transferred from your divisions and/or fixed account to your loan account. You may instruct us on the proportions to be taken from your divisions or the fixed account. There are no restrictions on which divisions or accounts that the loan amount can be transferred from.

Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.

Unscheduled Loans
Unscheduled loans are available in all policy years. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge.

Principal Benefit Variable Universal Life II	LOANS 37
www.principal.com

Scheduled Loans
After the first policy year, scheduled policy loans are available on any monthly date if you have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the policy year). The loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge.

Loan Payments

While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:

•	policy loans may be repaid totally or in part;
•	repayments are allocated to the division(s) and/or the fixed account in the proportions used for allocation of premium payments;
•	payments that we receive that are not designated as premium payments are applied as loan repayments if there is any loan indebtedness;
•	the repayments are allocated as of the valuation period in which we receive the repayment; and
•	repayments are to be sent to our home office

POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)
A Policy will go into default and is at risk of terminating if the net policy value on any monthly date is less than the monthly policy charge.

Before any Policy lapses, the Policy will enter a grace period, described below, during which you may pay the minimum required premium to keep your Policy in force. A Policy will terminate if you have not made the minimum required premium payment before the grace period expires.

The Policy also terminates:

•	when you make a full Policy surrender;
•	when death proceeds are paid; and
•	when the maturity proceeds are paid.

When the Policy terminates, all privileges and rights of the owner(s) and all optional insurance benefits will end. Subject to certain conditions, you may reinstate a policy that has terminated (see POLICY TERMINATION AND REINSTATEMENT — Reinstatement).

Grace Period
If a Policy goes into default and is at risk of terminating, we will send you notice of a 61-day grace period during which you can pay the minimum required premium to keep your Policy in force. This grace period begins on the date we mail the notice of impending policy termination to you. The notice will be sent to your last post office address known to us and will tell you the amount of the minimum required premium to keep the Policy in force, payment instructions; and the grace period end date.

Your Policy will remain in force during the grace period. If we do not receive the minimum required premium payment by the end of the grace period, your Policy will terminate without value.

No partial surrenders or policy loans may be made during a grace period.

38 POLICY TERMINATION AND REINSTATEMENT	Principal Benefit Variable Universal Life II
1-800-247-9988

Minimum Required Premium
The minimum required premium is intended to a) reimburse us for the monthly policy charges during the grace period and b) provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period.
The minimum required premium payment is ((a) plus (b)) divided by (c) where:

(a)	is any amount by which your net policy value is less than zero at the start of the grace period after the monthly policy charge is deducted;
(b) is three monthly policy charges; and

(c)	is 1 minus the maximum premium expense charge. See CHARGES AND DEDUCTIONS — Premium Expense Charge (Sales Charge and Taxes)

If the grace period ends before we receive the minimum required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.

Death during Grace Period
If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:

•	all monthly policy charges due and unpaid at the death of the insured; and
•	any loan indebtedness.

NOTE: The state of Florida requires that the net policy value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.

Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated as described in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse). The Policy may be reinstated provided all of the following conditions are satisfied:
(a) such reinstatement is prior to the maturity date;
(b) You have not surrendered your Policy;
(c) not more than three years have elapsed since the policy terminated;

(d)	You supply evidence which satisfies us that the insured is alive and is insurable under our underwriting guidelines then in effect; and
(e) You make the minimum required premium payment.

The minimum required premium is intended to a) reimburse us for the monthly policy charges during the grace period and b) provide enough policy value to pay monthly policy charges for three policy months after reinstatement. The minimum required premium payment is [(1) plus (2)] divided by (3) where:

(1)	is any amount by which your net policy value is less than zero at the end of the grace period after the monthly policy charge is deducted;
(2) is three monthly policy charges; and

(3)	is 1 minus the maximum premium expense charge. See CHARGES AND DEDUCTIONS — Premium Expense Charge (Sales Charge and Taxes)

NOTE: The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated in order to collect policy charges due and unpaid during the grace period in addition to providing enough policy value to pay three monthly policy charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement is higher than the minimum required premium for grace period.

Reinstatement will be effective on the next monthly date following the date we approve the reinstatement application. Your rights and privileges as owner(s) are restored upon reinstatement. The reinstated Policy will have the same policy date as the original Policy. The Death Benefit Guarantee rider will be as if the Policy had never ended. You will receive new data pages upon reinstatement.

Principal Benefit Variable Universal Life II	POLICY TERMINATION AND REINSTATEMENT 39
www.principal.com

If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).We do not require payment of monthly policy charges during the period the Policy was terminated.

Premiums received with your reinstatement application are held in our general account without interest while we complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to your selected division(s) and/or fixed account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.

If you reinstate your Policy, the premium expense charge is calculated based on the number of years since the Policy was issued.

40 POLICY TERMINATION AND REINSTATEMENT	Principal Benefit Variable Universal Life II
1-800-247-9988

TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:	Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
The death proceeds payable under a Policy are generally excludable from the gross income of the beneficiary(ies) under the Internal Revenue Code (IRC). However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income.

The Pension Protection Act of 2006 limits the tax-free death proceeds for employer-owned insurance to the amount of premiums paid unless certain requirements are satisfied. This legislation pertains to Policies issued August 17, 2006 and later, except for contracts issued after such date pursuant to an exchange under IRC § 1035, and Policies issued prior to August 17, 2006 that have had a material increase in the death benefit or other material change on or after August 17, 2006. The following requirements must be satisfied in order for the death proceeds of employer-owned life insurance to be tax-free:

1)	Before the issuance of the Policy, the employee (i) is notified in writing that the policyholder intends to insure the life of the employee and of the maximum face amount of the policy for which the employee can be insured, (ii) provides written consent to being insured under the contract, and (iii) is informed in writing that an applicable policyholder will be a beneficiary of any proceeds payable upon the death of the insured; and

2)	A specific qualifying condition with respect to the insured’s status must be met. Some examples are: the insured must be either (i) an employee of the policy holder at any time during the 12 month period before the insured’s death, or (ii) a director or a highly compensated employee or a highly compensated individual, as defined by the IRC, at the time the policy was issued.

Taxation of Maturity Proceeds
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

Taxation of Growth in Policy Value
Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.

Taxation of Policy Surrenders and Partial Surrenders
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

Principal Benefit Variable Universal Life II	TAX ISSUES RELATED TO THE POLICY 41
www.principal.com

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.

Transfers between the division(s) are not considered as distributions from the Policy and would not be considered taxable income.

NOTE:	The tax treatment of partial surrenders described above also applies to preferred partial surrenders.

Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.

If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.

If the Policy lapses with an outstanding loan balance, there may be tax consequences.

Taxation of Change of Owner
If an ownership change occurs, the taxable amount is calculated by taking the policy value less net premiums paid. Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your life insurance policy.

Taxation of Change of Insured
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is the difference between the policy value and the net premiums paid.

Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is

•	made after the owner attains age 59 1/2; or
•	attributable to the taxpayer becoming disabled; or
•	part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.

Taxation of Exchange or Assignment of Policies
A change of policy, or an exchange or assignment of a Policy may have tax consequences. An assignment or exchange may result in taxable income to the transferring owner.

42 TAX ISSUES RELATED TO THE POLICY	Principal Benefit Variable Universal Life II
1-800-247-9988

Corporate Alternative Minimum Tax
Ownership of a Policy by certain corporations may affect the owner’s exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year’s increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation’s basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation’s tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to “Small Corporations” as defined by Section 55(c) of the Internal Revenue Code. Corporations with gross receipts of $5,000,000 or less for their first taxable year after 1996, with gross receipts not exceeding $7,500,000 after the first taxable year, will meet this definition.

Special Considerations for Corporations
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy. For purposes of the alternative minimum tax (“AMT”) that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in “adjusted current earnings” for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.

Withholding
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect.

Principal Benefit Variable Universal Life II	TAX ISSUES RELATED TO THE POLICY 43
www.principal.com

GENERAL PROVISIONS

Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by;

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and
•	Increase expenses of the underlying mutual fund and separate account due to;

•	increased broker-dealer commissions; and
•	increased recordkeeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Policy and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
•	Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•	Limiting the number of unscheduled transfer during a Contract year to no more than 12;
•	Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•	Taking such other action as directed by the underlying mutual fund.

We will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.

In some instances, a transfer may be completed inadvertently after we have notified a Policy owner that we believe that the Policy owner may have been engaging in abusive trading practices. In those instances, we will reverse the transfer (within two business days after the transfer) and return the Policy to the investment options it had prior to the transfer. The reversal will be effected at the unit values determined on the date of the reversal. As a result, the Policy owner assumes the risk of any gains or losses associated with an investment in the transferee division instead of in the transferor division between the time of the transfer and the time of the reversal of the transfer. We will give the Policy owner notice in writing of the reversal.

Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.

44 GENERAL PROVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

The minimum total face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum total face amount. The increased minimum total face amount would apply only to Policies issued after the effective date of the increase.

To issue a Policy, we require that the age of the insured be 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:

•	furnish satisfactory evidence of insurability of the insured; and
•	meet our insurance underwriting guidelines and suitability rules.

If you want insurance coverage to start at the time the application is submitted, a payment must be sent with the completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.

We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five business days from the date the application was rejected.

Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

Policy Date
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates will be dated on the first day of the following month. The policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a Policy owner and are located in the Policy.

Upon specific request and our approval, the Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.

Effective Date
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.

If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).

Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group or individual basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

Principal Benefit Variable Universal Life II	GENERAL PROVISIONS 45
www.principal.com

Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:

•	employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and
•	employees or agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).

Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.

We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.

Distribution of the Policy
The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and an affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received by the Company in the first policy year (or first policy year following an adjustment) up to the target premium. In addition, a commission of up to 2.5% of premium above the target premium received in the first policy year (or first year following an adjustment) may be paid. In the second through fifth years following the policy date (or adjustment date), commissions range from 0% to 2.5% of premiums received. A service fee of up to 0.25% of net policy value is paid in the sixth through tenth policy years and up to 0.10% of net policy value in policy years eleven and beyond. Expense allowances may be paid to agents and brokers based on premiums received. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.

Applications for the Policies are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.

Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

46 GENERAL PROVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

Service Arrangements and Compensation
The Company and/or Princor have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions. Because the Company and Princor receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.

Statement of Values
You will receive an annual policy statement once each year. The statement will show:

•	current death benefit;
•	current policy value and net surrender value;
•	all premiums paid since the last statement;
•	all charges since the last statement;
•	any loan indebtedness;
•	any partial surrenders since the last statement;
•	the number of units and unit value;
•	total value of each of the divisions and of the fixed account;
•	designated beneficiary(ies); and
•	all riders included in the Policy.

At any time, you may request a free current statement by telephoning 1-800-247-9988.

We also send you the reports required by the Investment Company Act of 1940 (as amended).

Services Available via the Telephone
If you elect telephone privileges, instructions for the following transactions may be given to us via the telephone:

•	change in allocations of future premium payments;
•	change in allocation of the monthly policy charge;
•	change to your APR instructions;
•	change to your scheduled transfer instructions;
•	unscheduled transfers; and
•	request for a policy loan (of $100,000 or less).

Instructions:

•	may be given by calling us at 1-800-247-9988 between 8 a.m. and 5 p.m. Eastern Time on any day that the NYSE is open;
•	must be received by us before the close of the NYSE (generally 4:00 p.m. Eastern Time) to be effective the day they are given;
•	are effective the next business day if not received until after the close of the NYSE.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction instructions, the Separate Account and the Company reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record.

Principal Benefit Variable Universal Life II	GENERAL PROVISIONS 47
www.principal.com

Misstatement of Age or Gender
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.

Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in total face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any total face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.

Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.

Legal Proceedings
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

48 GENERAL PROVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AIM V.I. Capital Appreciation Division

Invests in:	AIM V.I. Capital Appreciation Fund - Series II Shares
Investment Advisor:	A I M Advisors, Inc.
Investment Objective:	seeks growth of capital.

AIM V.I. Core Equity Division

Invests in:	AIM V.I. Core Equity Fund - Series II Shares
Investment Advisor:	A I M Advisors, Inc.
Investment Objective:	seeks growth of capital. The Fund invests normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Dynamics Division

Invests in:	AIM V.I. Dynamics Fund - Series I Shares
Investment Advisor:	A I M Advisors, Inc.
Investment Objective:	seeks long-term capital growth by normally investing at least 65% of its net assets in common stocks of mid-size companies.

AIM V.I. Global Health Care Division

Invests in:	AIM V.I. Global Health Care Fund - Series I Shares
Investment Advisor:	A I M Advisors, Inc.
Investment Objective:	seeks long-term capital growth. The Fund invests normally 80% of its assets in securities of healthcare industry companies.

AIM V.I. International Growth Division

Invests in:	AIM V.I. International Growth Fund - Series I Shares
Investment Advisor:	A I M Advisors, Inc.
Investment Objective:	Seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

Principal Benefit Variable Universal Life II	TABLE OF SEPARATE ACCOUNT DIVISIONS 49
www.principal.com

AIM V.I. Small Cap Equity Division

Invests in:	AIM V.I. Small Cap Equity Fund - Series I Shares
Investment Advisor:	A I M Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein Global Technology Division

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Global Technology Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein International Growth Division

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

AllianceBernstein International Value Division

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

AllianceBernstein Small Cap Growth Division

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks growth of capital by pursuing aggressive investment policies.

AllianceBernstein Small/Mid Cap Value Division

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

50 TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

American Century VP Income & Growth Division

Invests in:	American Century VP Income & Growth Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

American Century VP International Division

Invests in:	American Century VP International Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth around the world by investing in stocks of foreign companies.

American Century VP Mid Cap Value Division

Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth over time and, secondarily, income by investing primarily in equity securities.

American Century VP Value Division

Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth over time and, secondarily, income by investing primarily in equity securities.

American Century VP Vista Division

Invests in:	American Century VP Vista Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long term capital growth.

Calvert Income Division

Invests in:	Calvert Variable Series, Inc. Income Portfolio - Initial Share Class
Investment Advisor:	Calvert Asset Management
Investment Objective:	seeks to maximize long-term income through investment in bonds and other income producing securities

Principal Benefit Variable Universal Life II	TABLE OF SEPARATE ACCOUNT DIVISIONS 51
www.principal.com

Dreyfus IP Core Value Division

Invests in:	Dreyfus Investment Portfolios Core Value Portfolio - Service Class
Investment Advisor:	The Boston Company through a sub-advisory agreement with The Dreyfus Corporation
Investment Objective:	seeks long-term capital growth as a primary objective, with current income as a secondary objective. Invests primarily in equity securities of large-cap value companies.

Dreyfus Socially Responsible Growth Division

Invests in:	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital growth by investing primarily in large-cap stocks that meet certain financial as well as social criteria.

Dreyfus VIF Appreciation Division

Invests in:	Dreyfus Variable Investment Fund Appreciation Portfolio - Service Class
Investment Advisor:	Fayez Sarofim & Co through a sub-advisory agreement with The Dreyfus Corporation
Investment Objective:	seeks long-term capital growth by investing in common stocks.

DWS Dreman Small Mid Cap Value Division

Invests in:	DWS Dreman Small Mid Cap Value VIP - Class B
Investment Advisor:	Dreman Value Management, LLC
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Contrafund Division

Invests in:	Fidelity VIP Contrafund Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500/SM/ Index (S&P 500®).

52 TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

Fidelity VIP High Income Division

Invests in:	Fidelity VIP High Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Income Securities Division

Invests in:	Franklin Templeton VIP Trust Franklin Income Securities Fund - Class 2
Investment Advisor:	Franklin Templeton Investments
Investment Objective:	seeks to maximize income while maintaining prospects for capital appreciation. The fund normally invests in both equity and debt securities. The fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Franklin Mutual Discovery Securities Division

Invests in:	Franklin Templeton VIP Trust Mutual Discovery Securities Fund - Class 2
Investment Advisor:	Franklin Templeton Investments
Investment Objective:	seeks capital appreciation. The Fund normally invests mainly in U.S. and foreign equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies

Franklin Mutual Shares Securities Division

Invests in:	Franklin Templeton VIP Trust Mutual Shares Securities Fund - Class 2
Investment Advisor:	Franklin Templeton Investments
Investment Objective:	seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies

Principal Benefit Variable Universal Life II	TABLE OF SEPARATE ACCOUNT DIVISIONS 53
www.principal.com

Franklin Rising Dividends Securities Division

Invests in:	Franklin Templeton VIP Trust Franklin Rising Dividends Securities Fund - Class 2
Investment Advisor:	Franklin Templeton Investments
Investment Objective:	seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.

Franklin Small Cap Value Securities Division

Invests in:	Franklin Templeton VIP Trust Franklin Small Cap Value Securities Fund - Class 2
Investment Advisor:	Franklin Templeton Investments
Investment Objective:	seeks long term total return. The Fund normally invests at least 80% of its net assets in investments of small-capitalization companies and normally invests predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

Franklin Strategic Income Securities Division

Invests in:	Franklin Templeton VIP Strategic Income Securities Fund - Class 2
Investment Advisor:	Franklin Advisors, Inc.
Investment Objective:	seeks current income, with long-term capital appreciation as a secondary consideration. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.

Janus Aspen Balanced Division

Invests in:	Janus Aspen Series Balanced Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital, consistent with preservation of capital and balanced by current income by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

54 TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

Janus Aspen Flexible Bond Division

Invests in:	Janus Aspen Series Flexible Bond Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital by primarily investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds.

Janus Aspen Forty Division

Invests in:	Janus Aspen Series Forty Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Aspen MidCap Growth Division

Invests in:	Janus Aspen Series MidCap Growth Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

Janus Aspen Worldwide Growth Division

Invests in:	Janus Aspen Series Worldwide Growth Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

MFS VIT Global Equity Division

Invests in:	MFS VIT Global Equity Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Principal Benefit Variable Universal Life II	TABLE OF SEPARATE ACCOUNT DIVISIONS 55
www.principal.com

MFS VIT Growth Division

Invests in:	MFS VIT Growth Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT New Discovery Division

Invests in:	MFS VIT New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT Research International Division

Invests in:	MFS VIT Research International Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT Total Return Division

Invests in:	MFS VIT Total Return Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

MFS VIT Utilities Division

Invests in:	MFS VIT Utilities Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	to seek total return.

MFS VIT Value Division

Invests in:	MFS VIT Value Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	to seek total return.

56 TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

Neuberger Berman AMT Guardian Division

Invests in:	Neuberger Berman AMT Guardian Portfolio - Class I
Investment Advisor:	Neuberger Berman Management Inc.
Investment Objective:	seeks long-term growth of capital and, secondarily, current income by primarily investing in stocks of long-established companies considered to be undervalued in comparison to stocks of similar companies.

Neuberger Berman AMT Partners Division

Invests in:	Neuberger Berman AMT Partners Portfolio - Class I
Investment Advisor:	Neuberger Berman Management Inc.
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Small-Cap Growth Division

Invests in:	Neuberger Berman AMT SmallCap Growth Portfolio - Class S
Investment Advisor:	Neuberger Berman Management Inc.
Investment Objective:	seeks long-term capital growth.

Oppenheimer Main Street Small Cap Division

Invests in:	Oppenheimer Main Street Small Cap Fund®/VA -Service Shares
Investment Advisor:	Oppenheimer Funds, Inc.
Investment Objective:	seeks capital appreciation.

Pioneer Small Cap Value Division

Invests in:	Pioneer Small Cap Value VCT Portfolio - Class II
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

Principal Benefit Variable Universal Life II	TABLE OF SEPARATE ACCOUNT DIVISIONS 57
www.principal.com

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek a high level of current income, liquidity and safety of principal.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

International SmallCap Division

Invests in:	Principal Variable Contracts Funds International SmallCap Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LargeCap Blend II Division

Invests in:	Principal Variable Contracts Funds LargeCap Blend II Account - Class I
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

58 TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class I
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth I Account - Class I
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor’s 500 Index.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

LargeCap Value III Division

Invests in:	Principal Variable Contracts Funds LargeCap Value III Account - Class I
Investment Advisor:	AllianceBernstein, L.P. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital

Principal Benefit Variable Universal Life II	TABLE OF SEPARATE ACCOUNT DIVISIONS 59
www.principal.com

LifeTime 2010 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

LifeTime 2020 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

LifeTime 2030 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

LifeTime 2040 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts

LifeTime 2050 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts

60 TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

LifeTime Strategic Income Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks high current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

MidCap Blend Division

Invests in:	Principal Variable Contracts Funds MidCap Blend Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MidCap Growth I Division

Invests in:	Principal Variable Contracts Funds MidCap Growth I Account - Class I
Investment Advisor:	Mellon Equity Associates, LLP through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MidCap Stock Division

Invests in:	Principal Variable Contracts Funds MidCap Stock Account - Class I
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

MidCap Value II Division

Invests in:	Principal Variable Contracts Funds MidCap Value II Account - Class I
Investment Advisor:	Neuberger Berman Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

Principal Benefit Variable Universal Life II	TABLE OF SEPARATE ACCOUNT DIVISIONS 61
www.principal.com

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class I
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek to generate a high total return. The Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

Short-Term Bond Division

Invests in:	Principal Variable Contracts Funds Short-Term Bond Account - Class I
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to provide current income.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth II Account - Class I
Investment Advisor:	Emerald Advisors, Inc. through a sub-advisory agreement; Essex Investment Management Company, LLC through a sub-advisory agreement; UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value I Account - Class I
Investment Advisor:	J.P. Morgan Investment Management, Inc, through a sub-advisory agreement and Mellon Equity Associates, LLP through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

62 TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

Strategic Asset Management Balanced Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolio- Class I
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Strategic Asset Management Conservative Balanced Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Conservative Balanced Portfolio-Class I
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

Strategic Asset Management Conservative Growth Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Conservative Growth Portfolio-Class I
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Strategic Asset Management Flexible Income Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Flexible Income Portfolio- Class I
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

Strategic Asset Management Strategic Growth Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Strategic Growth Portfolio- Class I
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Principal Benefit Variable Universal Life II	TABLE OF SEPARATE ACCOUNT DIVISIONS 63
www.principal.com

Summit EAFE International Index Division

Invests in:	Summit Pinnacle Series - EAFE International Index Portfolio - Class F
Investment Advisor:	Summit Investment Partners, Inc.
Investment Objective:	seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

Summit Russell 2000 Small Cap Index Division

Invests in:	Summit Pinnacle Series - Russell 2000 Small Cap Index Portfolio - Class F
Investment Advisor:	Summit Investment Partners, Inc.
Investment Objective:	seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

Templeton Developing Markets Securities Division

Invests in:	Franklin Templeton VIP Trust Templeton Developing Markets Securities Fund - Class 2
Investment Advisor:	Franklin Templeton Investments
Investment Objective:	seeks long term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging markets investments, and normally invests predominantly in equity securities.

Templeton Foreign Securities Division

Invests in:	Franklin Templeton VIP Trust Templeton Foreign Securities Fund - Class 2
Investment Advisor:	Franklin Templeton Investments
Investment Objective:	seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.

Templeton Global Income Securities Division

Invests in:	Franklin Templeton VIP Trust Global Income Securities Fund - Class 2
Investment Advisor:	Franklin Templeton Investments
Investment Objective:	seeks current income, with preservation of capital as an important consideration and capital appreciation as a secondary consideration. The Fund normally invests mainly in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. The Fund normally expects to invest at least 40% of its net assets in foreign securities.

64 TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Benefit Variable Universal Life II
1-800-247-9988

Van Eck Worldwide Hard Assets Division

Invests in:	Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in “hard asset” securities with income as a secondary consideration. The Fund normally will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of “hard asset” companies and instruments that derive their value from “hard assets”.

Vanguard VIF MidCap Index Division

Invests in:	Vanguard VIF MidCap Index Portfolio
Investment Advisor:	Vanguard Quantitative Equity Group
Investment Objective:	seeks long-term growth of capital by attempting to match the performance of a broad-based market index of medium size U.S. Companies.

Principal Benefit Variable Universal Life II	TABLE OF SEPARATE ACCOUNT DIVISIONS 65
www.principal.com

APPENDIX A - SURRENDER CHARGE RATE TABLE

SURRENDER CHARGE RATE TABLE - ALL STATES EXCEPT NEW YORK

Issue Age	Male	Female	Unisex

0	2.63	2.12	2.56
1	2.63	2.12	2.56
2	2.63	2.12	2.56
3	2.63	2.12	2.56
4	2.63	2.12	2.56
5	2.63	2.12	2.56
6	2.63	2.12	2.56
7	2.63	2.12	2.56
8	2.63	2.12	2.56
9	2.63	2.12	2.56
10	2.63	2.12	2.56
11	2.74	2.18	2.66
12	2.85	2.25	2.78
13	2.96	2.31	2.88
14	3.08	2.38	2.99
15	3.19	2.44	3.09
16	3.47	2.72	3.37
17	3.74	3.00	3.65
18	4.02	3.29	3.92
19	4.30	3.56	4.20
20	4.58	3.85	4.48
21	4.58	3.87	4.49
22	4.59	3.90	4.50
23	4.60	3.92	4.51
24	4.61	3.95	4.52
25	4.61	3.98	4.53
26	4.72	4.07	4.64
27	4.82	4.16	4.73
28	4.93	4.24	4.84
29	5.03	4.33	4.94
30	5.14	4.42	5.05
31	5.38	4.62	5.28
32	5.63	4.83	5.53
33	5.90	5.06	5.79
34	6.20	5.30	6.08
35	6.50	5.55	6.38
36	6.83	5.82	6.70
37	7.16	6.10	7.03
38	7.52	6.40	7.38
39	7.91	6.71	7.75
40	8.32	7.04	8.15
41	8.75	7.37	8.57
42	9.20	7.74	9.01
43	9.68	8.12	9.48
44	10.19	8.52	9.98
45	10.73	8.95	10.50
46	11.31	9.40	11.06
47	11.93	9.87	11.66
48	12.58	10.37	12.29
49	13.28	10.91	12.97
50	14.01	11.48	13.68
51	14.81	12.08	14.45
52	15.65	12.71	15.26
53	16.54	13.39	16.13

66 APPENDIX A - SURRENDER CHARGE RATE TABLE	Principal Benefit Variable Universal Life II
1-800-247-9988

Issue Age	Male	Female	Unisex

54	17.49	14.10	17.05
55	18.50	14.87	18.03
56	19.58	15.68	19.07
57	20.74	16.54	20.19
58	21.98	17.47	21.39
59	23.29	18.47	22.66
60	24.70	19.55	24.03
61	26.21	20.70	25.49
62	27.83	21.95	27.06
63	29.55	23.30	28.74
64	31.40	24.73	30.53
65	33.36	26.27	32.44
66	35.47	27.91	34.49
67	37.73	29.69	36.68
68	40.14	31.61	39.03
69	42.74	33.70	41.56
70	45.53	35.99	44.30
71	35.60	28.22	34.64
72	37.96	30.21	36.95
73	40.49	32.37	39.44
74	43.16	34.72	42.06
75	46.01	37.24	44.87

SURRENDER CHARGE RATE TABLE - NEW YORK

Issue Age	Male	Female	Unisex

0	3.50	2.83	3.41
1	3.50	2.83	3.41
2	3.50	2.83	3.41
3	3.50	2.83	3.41
4	3.50	2.83	3.41
5	3.50	2.83	3.41
6	3.50	2.83	3.41
7	3.50	2.83	3.41
8	3.50	2.83	3.41
9	3.50	2.83	3.41
10	3.50	2.83	3.41
11	3.65	2.91	3.55
12	3.80	3.00	3.70
13	3.95	3.08	3.84
14	4.10	3.17	3.98
15	4.25	3.25	4.12
16	4.62	3.63	4.49
17	4.99	4.00	4.86
18	5.36	4.38	5.23
19	5.73	4.75	5.60
20	6.10	5.13	5.97
21	6.11	5.16	5.99
22	6.12	5.20	6.00
23	6.13	5.23	6.01
24	6.14	5.27	6.03
25	6.15	5.30	6.04
26	6.29	5.42	6.18
27	6.43	5.54	6.31
28	6.57	5.65	6.45
29	6.71	5.77	6.59

Principal Benefit Variable Universal Life II	APPENDIX A - SURRENDER CHARGE RATE TABLE 67
www.principal.com

Issue Age	Male	Female	Unisex

30	6.85	5.89	6.73
31	7.17	6.16	7.04
32	7.51	6.44	7.37
33	7.87	6.74	7.72
34	8.26	7.06	8.10
35	8.66	7.40	8.50
36	9.10	7.76	8.93
37	9.55	8.13	9.37
38	10.03	8.53	9.84
39	10.54	8.94	10.33
40	11.09	9.38	10.87
41	11.66	9.83	11.42
42	12.26	10.32	12.01
43	12.91	10.82	12.64
44	13.59	11.36	13.30
45	14.31	11.93	14.00
46	15.08	12.53	14.75
47	15.90	13.16	15.54
48	16.77	13.83	16.39
49	17.70	14.54	17.29
50	18.68	15.30	18.24
51	19.74	16.10	19.27
52	20.86	16.94	20.35
53	22.05	17.85	21.50
54	23.32	18.80	22.73
55	24.67	19.82	24.04
56	26.11	20.90	25.43
57	27.65	22.05	26.92
58	29.30	23.29	28.52
59	31.05	24.62	30.21
60	32.93	26.06	32.04
61	34.94	27.60	33.99
62	37.10	29.26	36.08
63	39.40	31.06	38.32
64	41.86	32.97	40.70
65	44.48	35.02	43.25
66	46.24	37.21	45.98
67	46.23	39.58	46.36
68	46.23	42.14	46.36
69	46.21	44.93	46.34
70	46.19	46.85	46.33
71	46.17	35.91	46.18
72	46.17	38.45	46.32
73	46.16	41.20	46.31
74	46.14	44.18	46.30
75	46.12	46.83	46.28

68 APPENDIX A - SURRENDER CHARGE RATE TABLE	Principal Benefit Variable Universal Life II
1-800-247-9988

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE

SURRENDER CHARGE PERCENTAGE TABLE – ALL STATES EXCEPT NEW YORK

Policy Year

Issue
Age	0	1	2	3	4	5	6	7	8	9	10

0	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
1	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
2	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
3	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
4	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
5	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
6	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
7	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
8	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
9	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
10	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
11	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
12	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
13	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
14	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
15	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
16	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
17	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
18	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
19	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
20	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
21	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
22	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
23	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
24	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
25	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
26	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
27	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
28	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
29	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
30	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
31	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
32	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
33	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
34	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
35	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
36	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
37	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
38	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
39	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
40	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
41	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
42	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
43	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
44	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
45	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
46	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
47	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
48	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
49	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
50	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
51	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
52	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%

Principal Benefit Variable Universal Life II	APPENDIX B - SURRENDER CHARGE PERCENTAGE TABLE 69
www.principal.com

Policy Year

Issue
Age	0	1	2	3	4	5	6	7	8	9	10

53	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
54	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
55	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
56	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
57	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
58	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
59	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
60	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
61	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
62	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
63	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
64	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
65	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
66	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
67	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
68	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
69	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
70	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
71	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
72	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
73	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
74	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
75	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%

SURRENDER CHARGE PERCENTAGE TABLE – NEW YORK

Policy Year

Issue Age	0	1	2	3	4	5	6	7	8	9	10

0	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
1	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
2	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
3	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
4	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
5	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
6	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
7	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
8	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
9	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
10	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
11	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
12	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
13	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
14	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
15	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
16	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
17	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
18	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
19	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
20	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
21	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
22	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
23	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
24	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
25	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%

70 APPENDIX B - SURRENDER CHARGE PERCENTAGE TABLE	Principal Benefit Variable Universal Life II
1-800-247-9988

Policy Year

Issue Age	0	1	2	3	4	5	6	7	8	9	10

26	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
27	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
28	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
29	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
30	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
31	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
32	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
33	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
34	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
35	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
36	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
37	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
38	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
39	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
40	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
41	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
42	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
43	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
44	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
45	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
46	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
47	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
48	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
49	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
50	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
51	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
52	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
53	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
54	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
55	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
56	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
57	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
58	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
59	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
60	100.0%	100.0%	100.0%	93.3%	80.0%	66.7%	53.3%	40.0%	26.7%	13.3%	0.0%
61	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
62	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
63	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
64	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
65	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
66	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
67	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
68	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
69	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
70	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
71	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
72	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
73	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
74	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%
75	100.0%	93.3%	86.7%	80.0%	66.7%	60.0%	46.7%	40.0%	26.7%	13.3%	0.0%

Principal Benefit Variable Universal Life II	APPENDIX B - SURRENDER CHARGE PERCENTAGE TABLE 71
www.principal.com

APPENDIX C – TARGET PREMIUM RATES

Target Premium Rates (per $1,000 of Policy Face Amount) – Male

Issue	Standard	Table 2	Table 3	Table 4	Table 5	Table 6	Table 7	Table 8	Table 9	Table 10	Table 11	Table 12	Table 13	Table 14	Table 15	Table 16
Age	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%

0	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
1	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
2	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
3	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
4	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
5	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
6	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
7	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
8	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
9	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
10	3.36	4.03	4.37	4.70	5.04	5.04	5.54	5.54	6.05	6.05	6.55	6.55	7.06	7.06	7.06	7.06
11	3.53	4.24	4.59	4.94	5.30	5.30	5.82	5.82	6.35	6.35	6.88	6.88	7.41	7.41	7.41	7.41
12	3.70	4.44	4.81	5.18	5.55	5.55	6.11	6.11	6.66	6.66	7.22	7.22	7.77	7.77	7.77	7.77
13	3.87	4.64	5.03	5.42	5.81	5.81	6.39	6.39	6.97	6.97	7.55	7.55	8.13	8.13	8.13	8.13
14	4.03	4.84	5.24	5.64	6.05	6.05	6.65	6.65	7.25	7.25	7.86	7.86	8.46	8.46	8.46	8.46
15	4.21	5.05	5.47	5.89	6.32	6.32	6.95	6.95	7.58	7.58	8.21	8.21	8.84	8.84	8.84	8.84
16	4.56	5.47	5.93	6.38	6.84	6.84	7.52	7.52	8.21	8.21	8.89	8.89	9.58	9.58	9.58	9.58
17	4.93	5.92	6.41	6.90	7.40	7.40	8.13	8.13	8.87	8.87	9.61	9.61	10.35	10.35	10.35	10.35
18	5.29	6.35	6.88	7.41	7.94	7.94	8.73	8.73	9.52	9.52	10.32	10.32	11.11	11.11	11.11	11.11
19	5.66	6.79	7.36	7.92	8.49	8.49	9.34	9.34	10.19	10.19	11.04	11.04	11.89	11.89	11.89	11.89
20	6.02	7.22	7.83	8.43	9.03	9.03	9.93	9.93	10.84	10.84	11.74	11.74	12.64	12.64	12.64	12.64
21	6.05	7.26	7.87	8.47	9.08	9.08	9.98	9.98	10.89	10.89	11.80	11.80	12.71	12.71	12.71	12.71
22	6.08	7.30	7.90	8.51	9.12	9.12	10.03	10.03	10.94	10.94	11.86	11.86	12.77	12.77	12.77	12.77
23	6.09	7.31	7.92	8.53	9.14	9.14	10.05	10.05	10.96	10.96	11.88	11.88	12.79	12.79	12.79	12.79
24	6.12	7.34	7.96	8.57	9.18	9.18	10.10	10.10	11.02	11.02	11.93	11.93	12.85	12.85	12.85	12.85
25	6.15	7.38	8.00	8.61	9.23	9.23	10.15	10.15	11.07	11.07	11.99	11.99	12.92	12.92	12.92	12.92
26	6.44	7.73	8.37	9.02	9.66	9.66	10.63	10.63	11.59	11.59	12.56	12.56	13.52	13.52	13.52	13.52
27	6.73	8.08	8.75	9.42	10.10	10.10	11.10	11.10	12.11	12.11	13.12	13.12	14.13	14.13	14.13	14.13
28	7.02	8.42	9.13	9.83	10.53	10.53	11.58	11.58	12.64	12.64	13.69	13.69	14.74	14.74	14.74	14.74
29	7.31	8.77	9.50	10.23	10.97	10.97	12.06	12.06	13.16	13.16	14.25	14.25	15.35	15.35	15.35	15.35
30	7.60	9.12	9.88	10.64	11.40	11.40	12.54	12.54	13.68	13.68	14.82	14.82	15.96	15.96	15.96	15.96
31	7.89	9.47	10.26	11.05	11.84	11.84	13.02	13.02	14.20	14.20	15.39	15.39	16.57	16.57	16.57	16.57
32	8.18	9.82	10.63	11.45	12.27	12.27	13.50	13.50	14.72	14.72	15.95	15.95	17.18	17.18	17.18	17.18
33	8.47	10.16	11.01	11.86	12.71	12.71	13.98	13.98	15.25	15.25	16.52	16.52	17.79	17.79	17.79	17.79
34	8.76	10.51	11.39	12.26	13.14	13.14	14.45	14.45	15.77	15.77	17.08	17.08	18.40	18.40	18.40	18.40
35	9.09	10.91	11.82	12.73	13.64	13.64	15.00	15.00	16.36	16.36	17.73	17.73	19.09	19.09	19.09	19.09
36	9.68	11.62	12.58	13.55	14.52	14.52	15.97	15.97	17.42	17.42	18.88	18.88	20.33	20.33	20.33	20.33
37	10.27	12.32	13.35	14.38	15.41	15.41	16.95	16.95	18.49	18.49	20.03	20.03	21.57	21.57	21.57	21.57
38	10.86	13.03	14.12	15.20	16.29	16.29	17.92	17.92	19.55	19.55	21.18	21.18	22.81	22.81	22.81	22.81
39	11.45	13.74	14.89	16.03	17.18	17.18	18.89	18.89	20.61	20.61	22.33	22.33	24.05	24.05	24.05	24.05
40	12.04	14.45	15.65	16.86	18.06	18.06	19.87	19.87	21.67	21.67	23.48	23.48	25.28	25.28	25.28	25.28
41	12.63	15.16	16.42	17.68	18.95	18.95	20.84	20.84	22.73	22.73	24.63	24.63	26.52	26.52	26.52	26.52
42	13.22	15.86	17.19	18.51	19.83	19.83	21.81	21.81	23.80	23.80	25.78	25.78	27.76	27.76	27.76	27.76
43	13.81	16.57	17.95	19.33	20.72	20.72	22.79	22.79	24.86	24.86	26.93	26.93	29.00	29.00	29.00	29.00
44	14.40	17.28	18.72	20.16	21.60	21.60	23.76	23.76	25.92	25.92	28.08	28.08	30.24	30.24	30.24	30.24
45	15.03	18.04	19.54	21.04	22.55	22.55	24.80	24.80	27.05	27.05	29.31	29.31	31.56	31.56	31.56	31.56
46	16.12	19.34	20.96	22.57	24.18	24.18	26.60	26.60	29.02	29.02	31.43	31.43	33.85	33.85	33.85	33.85
47	17.21	20.65	22.37	24.09	25.82	25.82	28.40	28.40	30.98	30.98	33.56	33.56	36.14	36.14	36.14	36.14
48	18.30	21.96	23.79	25.62	27.45	27.45	30.20	30.20	32.94	32.94	35.69	35.69	38.43	38.43	38.43	38.43
49	19.39	23.27	25.21	27.15	29.09	29.09	31.99	31.99	34.90	34.90	37.81	37.81	40.72	40.72	40.72	40.72
50	20.48	24.58	26.62	28.67	30.72	30.72	33.79	33.79	36.86	36.86	39.94	39.94	43.01	43.01	43.01	43.01

72 APPENDIX C – TARGET PREMIUM RATES	Principal Benefit Variable Universal Life II
1-800-247-9988

Target Premium Rates (per $1,000 of Policy Face Amount) – Male

Issue	Standard	Table 2	Table 3	Table 4	Table 5	Table 6	Table 7	Table 8	Table 9	Table 10	Table 11	Table 12	Table 13	Table 14	Table 15	Table 16
Age	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%

51	21.57	25.88	28.04	30.20	32.36	32.36	35.59	35.59	38.83	38.83	42.06	42.06	45.30	45.30	45.30	45.30
52	22.66	27.19	29.46	31.72	33.99	33.99	37.39	37.39	40.79	40.79	44.19	44.19	47.59	47.59	47.59	47.59
53	23.75	28.50	30.88	33.25	35.63	35.63	39.19	39.19	42.75	42.75	46.31	46.31	49.88	49.88	49.88	49.88
54	24.84	29.81	32.29	34.78	37.26	37.26	40.99	40.99	44.71	44.71	48.44	48.44	52.16	52.16	52.16	52.16
55	25.91	31.09	33.68	36.27	38.87	38.87	42.75	42.75	46.64	46.64	50.52	50.52	54.41	54.41	54.41	54.41
56	27.18	32.62	35.33	38.05	40.77	40.77	44.85	44.85	48.92	48.92	53.00	53.00	57.08	57.08	57.08	57.08
57	28.45	34.14	36.99	39.83	42.68	42.68	46.94	46.94	51.21	51.21	55.48	55.48	59.75	59.75	59.75	59.75
58	29.71	35.65	38.62	41.59	44.57	44.57	49.02	49.02	53.48	53.48	57.93	57.93	62.39	62.39	62.39	62.39
59	31.05	37.26	40.37	43.47	46.58	46.58	51.23	51.23	55.89	55.89	60.55	60.55	65.21	65.21	65.21	65.21
60	32.93	39.52	42.81	46.10	49.40	49.40	54.33	54.33	59.27	59.27	64.21	64.21	69.15	69.15	69.15	69.15
61	34.94	41.93	45.42	48.92	52.41	52.41	57.65	57.65	62.89	62.89	68.13	68.13	73.37	73.37	73.37	73.37
62	37.10	44.52	48.23	51.94	55.65	55.65	61.22	61.22	66.78	66.78	72.35	72.35	77.91	77.91	77.91	77.91
63	39.40	47.28	51.22	55.16	59.10	59.10	65.01	65.01	70.92	70.92	76.83	76.83	82.74	82.74	82.74	82.74
64	41.86	50.23	54.42	58.60	62.79	62.79	69.07	69.07	75.35	75.35	81.63	81.63	87.91	87.91	87.91	87.91
65	38.59	46.31	50.17	54.03	57.89	57.89	63.67	63.67	69.46	69.46	75.25	75.25	81.04	81.04	81.04	81.04
66	38.97	46.76	50.66	54.56	58.46	58.46	64.30	64.30	70.15	70.15	75.99	75.99	81.84	81.84	81.84	81.84
67	39.34	47.21	51.14	55.08	59.01	59.01	64.91	64.91	70.81	70.81	76.71	76.71	82.61	82.61	82.61	82.61
68	39.72	47.66	51.64	55.61	59.58	59.58	65.54	65.54	71.50	71.50	77.45	77.45	83.41	83.41	83.41	83.41
69	40.09	48.11	52.12	56.13	60.14	60.14	66.15	66.15	72.16	72.16	78.18	78.18	84.19	84.19	84.19	84.19
70	40.47	48.56	52.61	56.66	60.71	60.71	66.78	66.78	72.85	72.85	78.92	78.92	84.99	84.99	84.99	84.99
71	41.04	49.25	53.35	57.46	61.56	61.56	67.72	67.72	73.87	73.87	80.03	80.03	86.18	86.18	86.18	86.18
72	41.62	49.94	54.11	58.27	62.43	62.43	68.67	68.67	74.92	74.92	81.16	81.16	87.40	87.40	87.40	87.40
73	42.20	50.64	54.86	59.08	63.30	63.30	69.63	69.63	75.96	75.96	82.29	82.29	88.62	88.62	88.62	88.62
74	42.79	51.35	55.63	59.91	64.19	64.19	70.60	70.60	77.02	77.02	83.44	83.44	89.86	89.86	89.86	89.86
75	43.37	52.04	56.38	60.72	65.06	65.06	71.56	71.56	78.07	78.07	84.57	84.57	91.08	91.08	91.08	91.08

Principal Benefit Variable Universal Life II	APPENDIX C – TARGET PREMIUM RATES 73
www.principal.com

Target Premium Rates (per $1,000 of Policy Face Amount) – Female

Issue	Standard	Table 2	Table 3	Table 4	Table 5	Table 6	Table 7	Table 8	Table 9	Table 10	Table 11	Table 12	Table 13	Table 14	Table 15	Table 16
Age	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%

0	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
1	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
2	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
3	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
4	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
5	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
6	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
7	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
8	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
9	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
10	2.91	3.49	3.78	4.07	4.37	4.37	4.80	4.80	5.24	5.24	5.67	5.67	6.11	6.11	6.11	6.11
11	3.05	3.66	3.97	4.27	4.58	4.58	5.03	5.03	5.49	5.49	5.95	5.95	6.41	6.41	6.41	6.41
12	3.20	3.84	4.16	4.48	4.80	4.80	5.28	5.28	5.76	5.76	6.24	6.24	6.72	6.72	6.72	6.72
13	3.34	4.01	4.34	4.68	5.01	5.01	5.51	5.51	6.01	6.01	6.51	6.51	7.01	7.01	7.01	7.01
14	3.47	4.16	4.51	4.86	5.21	5.21	5.73	5.73	6.25	6.25	6.77	6.77	7.29	7.29	7.29	7.29
15	3.63	4.36	4.72	5.08	5.45	5.45	5.99	5.99	6.53	6.53	7.08	7.08	7.62	7.62	7.62	7.62
16	3.93	4.72	5.11	5.50	5.90	5.90	6.48	6.48	7.07	7.07	7.66	7.66	8.25	8.25	8.25	8.25
17	4.24	5.09	5.51	5.94	6.36	6.36	7.00	7.00	7.63	7.63	8.27	8.27	8.90	8.90	8.90	8.90
18	4.56	5.47	5.93	6.38	6.84	6.84	7.52	7.52	8.21	8.21	8.89	8.89	9.58	9.58	9.58	9.58
19	4.87	5.84	6.33	6.82	7.31	7.31	8.04	8.04	8.77	8.77	9.50	9.50	10.23	10.23	10.23	10.23
20	5.17	6.20	6.72	7.24	7.76	7.76	8.53	8.53	9.31	9.31	10.08	10.08	10.86	10.86	10.86	10.86
21	5.19	6.23	6.75	7.27	7.79	7.79	8.56	8.56	9.34	9.34	10.12	10.12	10.90	10.90	10.90	10.90
22	5.24	6.29	6.81	7.34	7.86	7.86	8.65	8.65	9.43	9.43	10.22	10.22	11.00	11.00	11.00	11.00
23	5.25	6.30	6.83	7.35	7.88	7.88	8.66	8.66	9.45	9.45	10.24	10.24	11.03	11.03	11.03	11.03
24	5.28	6.34	6.86	7.39	7.92	7.92	8.71	8.71	9.50	9.50	10.30	10.30	11.09	11.09	11.09	11.09
25	5.30	6.36	6.89	7.42	7.95	7.95	8.75	8.75	9.54	9.54	10.34	10.34	11.13	11.13	11.13	11.13
26	5.51	6.61	7.16	7.71	8.27	8.27	9.09	9.09	9.92	9.92	10.74	10.74	11.57	11.57	11.57	11.57
27	5.72	6.86	7.44	8.01	8.58	8.58	9.44	9.44	10.30	10.30	11.15	11.15	12.01	12.01	12.01	12.01
28	5.93	7.12	7.71	8.30	8.90	8.90	9.78	9.78	10.67	10.67	11.56	11.56	12.45	12.45	12.45	12.45
29	6.14	7.37	7.98	8.60	9.21	9.21	10.13	10.13	11.05	11.05	11.97	11.97	12.89	12.89	12.89	12.89
30	6.35	7.62	8.26	8.89	9.53	9.53	10.48	10.48	11.43	11.43	12.38	12.38	13.34	13.34	13.34	13.34
31	6.56	7.87	8.53	9.18	9.84	9.84	10.82	10.82	11.81	11.81	12.79	12.79	13.78	13.78	13.78	13.78
32	6.77	8.12	8.80	9.48	10.16	10.16	11.17	11.17	12.19	12.19	13.20	13.20	14.22	14.22	14.22	14.22
33	6.98	8.38	9.07	9.77	10.47	10.47	11.52	11.52	12.56	12.56	13.61	13.61	14.66	14.66	14.66	14.66
34	7.19	8.63	9.35	10.07	10.79	10.79	11.86	11.86	12.94	12.94	14.02	14.02	15.10	15.10	15.10	15.10
35	7.40	8.88	9.62	10.36	11.10	11.10	12.21	12.21	13.32	13.32	14.43	14.43	15.54	15.54	15.54	15.54
36	7.85	9.42	10.21	10.99	11.78	11.78	12.95	12.95	14.13	14.13	15.31	15.31	16.49	16.49	16.49	16.49
37	8.30	9.96	10.79	11.62	12.45	12.45	13.70	13.70	14.94	14.94	16.19	16.19	17.43	17.43	17.43	17.43
38	8.75	10.50	11.38	12.25	13.13	13.13	14.44	14.44	15.75	15.75	17.06	17.06	18.38	18.38	18.38	18.38
39	9.20	11.04	11.96	12.88	13.80	13.80	15.18	15.18	16.56	16.56	17.94	17.94	19.32	19.32	19.32	19.32
40	9.65	11.58	12.55	13.51	14.48	14.48	15.92	15.92	17.37	17.37	18.82	18.82	20.27	20.27	20.27	20.27
41	10.10	12.12	13.13	14.14	15.15	15.15	16.67	16.67	18.18	18.18	19.70	19.70	21.21	21.21	21.21	21.21
42	10.55	12.66	13.72	14.77	15.83	15.83	17.41	17.41	18.99	18.99	20.57	20.57	22.16	22.16	22.16	22.16
43	11.00	13.20	14.30	15.40	16.50	16.50	18.15	18.15	19.80	19.80	21.45	21.45	23.10	23.10	23.10	23.10
44	11.45	13.74	14.89	16.03	17.18	17.18	18.89	18.89	20.61	20.61	22.33	22.33	24.05	24.05	24.05	24.05
45	11.93	14.32	15.51	16.70	17.90	17.90	19.68	19.68	21.47	21.47	23.26	23.26	25.05	25.05	25.05	25.05
46	12.72	15.26	16.54	17.81	19.08	19.08	20.99	20.99	22.90	22.90	24.80	24.80	26.71	26.71	26.71	26.71
47	13.51	16.21	17.56	18.91	20.27	20.27	22.29	22.29	24.32	24.32	26.34	26.34	28.37	28.37	28.37	28.37
48	14.30	17.16	18.59	20.02	21.45	21.45	23.60	23.60	25.74	25.74	27.89	27.89	30.03	30.03	30.03	30.03
49	15.09	18.11	19.62	21.13	22.64	22.64	24.90	24.90	27.16	27.16	29.43	29.43	31.69	31.69	31.69	31.69
50	15.88	19.06	20.64	22.23	23.82	23.82	26.20	26.20	28.58	28.58	30.97	30.97	33.35	33.35	33.35	33.35
51	16.67	20.00	21.67	23.34	25.01	25.01	27.51	27.51	30.01	30.01	32.51	32.51	35.01	35.01	35.01	35.01
52	17.46	20.95	22.70	24.44	26.19	26.19	28.81	28.81	31.43	31.43	34.05	34.05	36.67	36.67	36.67	36.67
53	18.25	21.90	23.73	25.55	27.38	27.38	30.11	30.11	32.85	32.85	35.59	35.59	38.33	38.33	38.33	38.33
54	19.04	22.85	24.75	26.66	28.56	28.56	31.42	31.42	34.27	34.27	37.13	37.13	39.98	39.98	39.98	39.98
55	19.82	23.78	25.77	27.75	29.73	29.73	32.70	32.70	35.68	35.68	38.65	38.65	41.62	41.62	41.62	41.62

74 APPENDIX C – TARGET PREMIUM RATES	Principal Benefit Variable Universal Life II
1-800-247-9988

Target Premium Rates (per $1,000 of Policy Face Amount) – Female

Issue	Standard	Table 2	Table 3	Table 4	Table 5	Table 6	Table 7	Table 8	Table 9	Table 10	Table 11	Table 12	Table 13	Table 14	Table 15	Table 16
Age	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%

56	20.90	25.08	27.17	29.26	31.35	31.35	34.49	34.49	37.62	37.62	40.76	40.76	43.89	43.89	43.89	43.89
57	22.05	26.46	28.67	30.87	33.08	33.08	36.38	36.38	39.69	39.69	43.00	43.00	46.31	46.31	46.31	46.31
58	23.29	27.95	30.28	32.61	34.94	34.94	38.43	38.43	41.92	41.92	45.42	45.42	48.91	48.91	48.91	48.91
59	24.62	29.54	32.01	34.47	36.93	36.93	40.62	40.62	44.32	44.32	48.01	48.01	51.70	51.70	51.70	51.70
60	26.06	31.27	33.88	36.48	39.09	39.09	43.00	43.00	46.91	46.91	50.82	50.82	54.73	54.73	54.73	54.73
61	27.60	33.12	35.88	38.64	41.40	41.40	45.54	45.54	49.68	49.68	53.82	53.82	57.96	57.96	57.96	57.96
62	29.26	35.11	38.04	40.96	43.89	43.89	48.28	48.28	52.67	52.67	57.06	57.06	61.45	61.45	61.45	61.45
63	31.06	37.27	40.38	43.48	46.59	46.59	51.25	51.25	55.91	55.91	60.57	60.57	65.23	65.23	65.23	65.23
64	32.97	39.56	42.86	46.16	49.46	49.46	54.40	54.40	59.35	59.35	64.29	64.29	69.24	69.24	69.24	69.24
65	30.28	36.34	39.36	42.39	45.42	45.42	49.96	49.96	54.50	54.50	59.05	59.05	63.59	63.59	63.59	63.59
66	30.87	37.04	40.13	43.22	46.31	46.31	50.94	50.94	55.57	55.57	60.20	60.20	64.83	64.83	64.83	64.83
67	31.46	37.75	40.90	44.04	47.19	47.19	51.91	51.91	56.63	56.63	61.35	61.35	66.07	66.07	66.07	66.07
68	32.04	38.45	41.65	44.86	48.06	48.06	52.87	52.87	57.67	57.67	62.48	62.48	67.28	67.28	67.28	67.28
69	32.62	39.14	42.41	45.67	48.93	48.93	53.82	53.82	58.72	58.72	63.61	63.61	68.50	68.50	68.50	68.50
70	33.22	39.86	43.19	46.51	49.83	49.83	54.81	54.81	59.80	59.80	64.78	64.78	69.76	69.76	69.76	69.76
71	33.80	40.56	43.94	47.32	50.70	50.70	55.77	55.77	60.84	60.84	65.91	65.91	70.98	70.98	70.98	70.98
72	34.38	41.26	44.69	48.13	51.57	51.57	56.73	56.73	61.88	61.88	67.04	67.04	72.20	72.20	72.20	72.20
73	34.96	41.95	45.45	48.94	52.44	52.44	57.68	57.68	62.93	62.93	68.17	68.17	73.42	73.42	73.42	73.42
74	35.56	42.67	46.23	49.78	53.34	53.34	58.67	58.67	64.01	64.01	69.34	69.34	74.68	74.68	74.68	74.68
75	36.14	43.37	46.98	50.60	54.21	54.21	59.63	59.63	65.05	65.05	70.47	70.47	75.89	75.89	75.89	75.89

Principal Benefit Variable Universal Life II	APPENDIX C – TARGET PREMIUM RATES 75
www.principal.com

Target Premium Rates (per $1,000 of Policy Face Amount) – Unisex

Issue	Standard	Table 2	Table 3	Table 4	Table 5	Table 6	Table 7	Table 8	Table 9	Table 10	Table 11	Table 12	Table 13	Table 14	Table 15	Table 16
Age	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%

0	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
1	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
2	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
3	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
4	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
5	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
6	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
7	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
8	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
9	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
10	3.27	3.92	4.25	4.58	4.91	4.91	5.40	5.40	5.89	5.89	6.38	6.38	6.87	6.87	6.87	6.87
11	3.43	4.12	4.46	4.80	5.15	5.15	5.66	5.66	6.17	6.17	6.69	6.69	7.20	7.20	7.20	7.20
12	3.60	4.32	4.68	5.04	5.40	5.40	5.94	5.94	6.48	6.48	7.02	7.02	7.56	7.56	7.56	7.56
13	3.76	4.51	4.89	5.26	5.64	5.64	6.20	6.20	6.77	6.77	7.33	7.33	7.90	7.90	7.90	7.90
14	3.92	4.70	5.10	5.49	5.88	5.88	6.47	6.47	7.06	7.06	7.64	7.64	8.23	8.23	8.23	8.23
15	4.09	4.91	5.32	5.73	6.14	6.14	6.75	6.75	7.36	7.36	7.98	7.98	8.59	8.59	8.59	8.59
16	4.44	5.33	5.77	6.22	6.66	6.66	7.33	7.33	7.99	7.99	8.66	8.66	9.32	9.32	9.32	9.32
17	4.80	5.76	6.24	6.72	7.20	7.20	7.92	7.92	8.64	8.64	9.36	9.36	10.08	10.08	10.08	10.08
18	5.14	6.17	6.68	7.20	7.71	7.71	8.48	8.48	9.25	9.25	10.02	10.02	10.79	10.79	10.79	10.79
19	5.50	6.60	7.15	7.70	8.25	8.25	9.08	9.08	9.90	9.90	10.73	10.73	11.55	11.55	11.55	11.55
20	5.85	7.02	7.61	8.19	8.78	8.78	9.65	9.65	10.53	10.53	11.41	11.41	12.29	12.29	12.29	12.29
21	5.87	7.04	7.63	8.22	8.81	8.81	9.69	9.69	10.57	10.57	11.45	11.45	12.33	12.33	12.33	12.33
22	5.91	7.09	7.68	8.27	8.87	8.87	9.75	9.75	10.64	10.64	11.52	11.52	12.41	12.41	12.41	12.41
23	5.92	7.10	7.70	8.29	8.88	8.88	9.77	9.77	10.66	10.66	11.54	11.54	12.43	12.43	12.43	12.43
24	5.95	7.14	7.74	8.33	8.93	8.93	9.82	9.82	10.71	10.71	11.60	11.60	12.50	12.50	12.50	12.50
25	5.98	7.18	7.77	8.37	8.97	8.97	9.87	9.87	10.76	10.76	11.66	11.66	12.56	12.56	12.56	12.56
26	6.25	7.50	8.13	8.75	9.38	9.38	10.31	10.31	11.25	11.25	12.19	12.19	13.13	13.13	13.13	13.13
27	6.53	7.84	8.49	9.14	9.80	9.80	10.77	10.77	11.75	11.75	12.73	12.73	13.71	13.71	13.71	13.71
28	6.80	8.16	8.84	9.52	10.20	10.20	11.22	11.22	12.24	12.24	13.26	13.26	14.28	14.28	14.28	14.28
29	7.08	8.50	9.20	9.91	10.62	10.62	11.68	11.68	12.74	12.74	13.81	13.81	14.87	14.87	14.87	14.87
30	7.35	8.82	9.56	10.29	11.03	11.03	12.13	12.13	13.23	13.23	14.33	14.33	15.44	15.44	15.44	15.44
31	7.62	9.14	9.91	10.67	11.43	11.43	12.57	12.57	13.72	13.72	14.86	14.86	16.00	16.00	16.00	16.00
32	7.90	9.48	10.27	11.06	11.85	11.85	13.04	13.04	14.22	14.22	15.41	15.41	16.59	16.59	16.59	16.59
33	8.17	9.80	10.62	11.44	12.26	12.26	13.48	13.48	14.71	14.71	15.93	15.93	17.16	17.16	17.16	17.16
34	8.45	10.14	10.99	11.83	12.68	12.68	13.94	13.94	15.21	15.21	16.48	16.48	17.75	17.75	17.75	17.75
35	8.75	10.50	11.38	12.25	13.13	13.13	14.44	14.44	15.75	15.75	17.06	17.06	18.38	18.38	18.38	18.38
36	9.31	11.17	12.10	13.03	13.97	13.97	15.36	15.36	16.76	16.76	18.15	18.15	19.55	19.55	19.55	19.55
37	9.88	11.86	12.84	13.83	14.82	14.82	16.30	16.30	17.78	17.78	19.27	19.27	20.75	20.75	20.75	20.75
38	10.44	12.53	13.57	14.62	15.66	15.66	17.23	17.23	18.79	18.79	20.36	20.36	21.92	21.92	21.92	21.92
39	11.00	13.20	14.30	15.40	16.50	16.50	18.15	18.15	19.80	19.80	21.45	21.45	23.10	23.10	23.10	23.10
40	11.56	13.87	15.03	16.18	17.34	17.34	19.07	19.07	20.81	20.81	22.54	22.54	24.28	24.28	24.28	24.28
41	12.12	14.54	15.76	16.97	18.18	18.18	20.00	20.00	21.82	21.82	23.63	23.63	25.45	25.45	25.45	25.45
42	12.69	15.23	16.50	17.77	19.04	19.04	20.94	20.94	22.84	22.84	24.75	24.75	26.65	26.65	26.65	26.65
43	13.25	15.90	17.23	18.55	19.88	19.88	21.86	21.86	23.85	23.85	25.84	25.84	27.83	27.83	27.83	27.83
44	13.81	16.57	17.95	19.33	20.72	20.72	22.79	22.79	24.86	24.86	26.93	26.93	29.00	29.00	29.00	29.00
45	14.41	17.29	18.73	20.17	21.62	21.62	23.78	23.78	25.94	25.94	28.10	28.10	30.26	30.26	30.26	30.26
46	15.44	18.53	20.07	21.62	23.16	23.16	25.48	25.48	27.79	27.79	30.11	30.11	32.42	32.42	32.42	32.42
47	16.47	19.76	21.41	23.06	24.71	24.71	27.18	27.18	29.65	29.65	32.12	32.12	34.59	34.59	34.59	34.59
48	17.50	21.00	22.75	24.50	26.25	26.25	28.88	28.88	31.50	31.50	34.13	34.13	36.75	36.75	36.75	36.75
49	18.53	22.24	24.09	25.94	27.80	27.80	30.57	30.57	33.35	33.35	36.13	36.13	38.91	38.91	38.91	38.91
50	19.56	23.47	25.43	27.38	29.34	29.34	32.27	32.27	35.21	35.21	38.14	38.14	41.08	41.08	41.08	41.08
51	20.59	24.71	26.77	28.83	30.89	30.89	33.97	33.97	37.06	37.06	40.15	40.15	43.24	43.24	43.24	43.24
52	21.62	25.94	28.11	30.27	32.43	32.43	35.67	35.67	38.92	38.92	42.16	42.16	45.40	45.40	45.40	45.40
53	22.65	27.18	29.45	31.71	33.98	33.98	37.37	37.37	40.77	40.77	44.17	44.17	47.57	47.57	47.57	47.57
54	23.68	28.42	30.78	33.15	35.52	35.52	39.07	39.07	42.62	42.62	46.18	46.18	49.73	49.73	49.73	49.73
55	24.69	29.63	32.10	34.57	37.04	37.04	40.74	40.74	44.44	44.44	48.15	48.15	51.85	51.85	51.85	51.85
56	25.92	31.10	33.70	36.29	38.88	38.88	42.77	42.77	46.66	46.66	50.54	50.54	54.43	54.43	54.43	54.43

76 APPENDIX C – TARGET PREMIUM RATES	Principal Benefit Variable Universal Life II
1-800-247-9988

Target Premium Rates (per $1,000 of Policy Face Amount) – Unisex

Issue	Standard	Table 2	Table 3	Table 4	Table 5	Table 6	Table 7	Table 8	Table 9	Table 10	Table 11	Table 12	Table 13	Table 14	Table 15	Table 16
Age	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%

57	27.17	32.60	35.32	38.04	40.76	40.76	44.83	44.83	48.91	48.91	52.98	52.98	57.06	57.06	57.06	57.06
58	28.52	34.22	37.08	39.93	42.78	42.78	47.06	47.06	51.34	51.34	55.61	55.61	59.89	59.89	59.89	59.89
59	30.21	36.25	39.27	42.29	45.32	45.32	49.85	49.85	54.38	54.38	58.91	58.91	63.44	63.44	63.44	63.44
60	32.04	38.45	41.65	44.86	48.06	48.06	52.87	52.87	57.67	57.67	62.48	62.48	67.28	67.28	67.28	67.28
61	33.99	40.79	44.19	47.59	50.99	50.99	56.08	56.08	61.18	61.18	66.28	66.28	71.38	71.38	71.38	71.38
62	36.08	43.30	46.90	50.51	54.12	54.12	59.53	59.53	64.94	64.94	70.36	70.36	75.77	75.77	75.77	75.77
63	38.32	45.98	49.82	53.65	57.48	57.48	63.23	63.23	68.98	68.98	74.72	74.72	80.47	80.47	80.47	80.47
64	40.70	48.84	52.91	56.98	61.05	61.05	67.16	67.16	73.26	73.26	79.37	79.37	85.47	85.47	85.47	85.47
65	36.93	44.32	48.01	51.70	55.40	55.40	60.93	60.93	66.47	66.47	72.01	72.01	77.55	77.55	77.55	77.55
66	37.35	44.82	48.56	52.29	56.03	56.03	61.63	61.63	67.23	67.23	72.83	72.83	78.44	78.44	78.44	78.44
67	37.76	45.31	49.09	52.86	56.64	56.64	62.30	62.30	67.97	67.97	73.63	73.63	79.30	79.30	79.30	79.30
68	38.18	45.82	49.63	53.45	57.27	57.27	63.00	63.00	68.72	68.72	74.45	74.45	80.18	80.18	80.18	80.18
69	38.60	46.32	50.18	54.04	57.90	57.90	63.69	63.69	69.48	69.48	75.27	75.27	81.06	81.06	81.06	81.06
70	39.02	46.82	50.73	54.63	58.53	58.53	64.38	64.38	70.24	70.24	76.09	76.09	81.94	81.94	81.94	81.94
71	39.59	47.51	51.47	55.43	59.39	59.39	65.32	65.32	71.26	71.26	77.20	77.20	83.14	83.14	83.14	83.14
72	40.17	48.20	52.22	56.24	60.26	60.26	66.28	66.28	72.31	72.31	78.33	78.33	84.36	84.36	84.36	84.36
73	40.75	48.90	52.98	57.05	61.13	61.13	67.24	67.24	73.35	73.35	79.46	79.46	85.58	85.58	85.58	85.58
74	41.34	49.61	53.74	57.88	62.01	62.01	68.21	68.21	74.41	74.41	80.61	80.61	86.81	86.81	86.81	86.81
75	41.92	50.30	54.50	58.69	62.88	62.88	69.17	69.17	75.46	75.46	81.74	81.74	88.03	88.03	88.03	88.03

Principal Benefit Variable Universal Life II	APPENDIX C – TARGET PREMIUM RATES 77
www.principal.com

APPENDIX D – APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)

Guideline Premium/Cash Value Corridor Test

Insured’s	Percentage of	Insured’s	Percentage of	Insured’s		Percentage of
Attained Age	Surrender Value	Attained Age	Surrender Value	Attained Age		Surrender Value

0-40	250.00	53	164.00	66		119.00

41	243.00	54	157.00	67		118.00

42	236.00	55	150.00	68		117.00

43	229.00	56	146.00	69		116.00

44	222.00	57	142.00	70		115.00

45	215.00	58	138.00	71		113.00

46	209.00	59	134.00	72		111.00

47	203.00	60	130.00	73		109.00

48	197.00	61	128.00	74		107.00

49	191.00	62	126.00	75-90		105.00

50	185.00	63	124.00	91		104.00

51	178.00	64	122.00	92		103.00

52	171.00	65	120.00	93		102.00

				94	+	101.00

78 APPENDIX D – APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)	Principal Benefit Variable Universal Life II
1-800-247-9988

Cash Value Accumulation Test (percentage of Policy Value) – Male

		150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:

0	1569.13%	1295.46%	1203.01%	1127.69%	1064.74%	1011.09%	964.65%	923.93%	887.84%	855.58%	826.50%	800.12%	776.05%	753.97%	733.62%	714.80%
1	1530.15%	1267.24%	1178.38%	1105.94%	1045.37%	993.74%	949.02%	909.80%	875.02%	843.92%	815.87%	790.43%	767.20%	745.88%	726.23%	708.04%
2	1482.94%	1230.32%	1144.91%	1075.27%	1017.04%	967.38%	924.36%	886.62%	853.16%	823.22%	796.23%	771.72%	749.35%	728.82%	709.89%	692.36%
3	1433.47%	1190.72%	1108.62%	1041.68%	985.69%	937.94%	896.57%	860.28%	828.09%	799.29%	773.31%	749.73%	728.20%	708.44%	690.22%	673.35%
4	1383.22%	1149.89%	1070.98%	1006.62%	952.80%	906.89%	867.11%	832.21%	801.25%	773.55%	748.56%	725.88%	705.17%	686.16%	668.63%	652.39%
5	1333.54%	1109.26%	1033.40%	971.53%	919.78%	875.64%	837.39%	803.83%	774.06%	747.42%	723.39%	701.57%	681.65%	663.36%	646.50%	630.88%
6	1285.51%	1069.93%	997.00%	937.52%	887.77%	845.33%	808.55%	776.28%	747.65%	722.03%	698.92%	677.94%	658.78%	641.19%	624.97%	609.94%
7	1239.23%	1032.01%	961.90%	904.73%	856.89%	816.09%	780.73%	749.70%	722.17%	697.53%	675.31%	655.13%	636.70%	619.78%	604.17%	589.72%
8	1194.50%	995.31%	927.92%	872.95%	826.97%	787.74%	753.74%	723.90%	697.43%	673.73%	652.36%	632.95%	615.23%	598.95%	583.94%	570.04%
9	1151.27%	959.81%	895.02%	842.18%	797.97%	760.25%	727.56%	698.87%	673.42%	650.63%	630.08%	611.41%	594.36%	578.71%	564.27%	550.90%
10	1109.62%	925.58%	863.30%	812.50%	770.00%	733.74%	702.31%	674.72%	650.24%	628.33%	608.56%	590.61%	574.22%	559.16%	545.27%	532.41%
11	1069.37%	892.47%	832.60%	783.77%	742.91%	708.04%	677.82%	651.29%	627.76%	606.69%	587.68%	570.41%	554.64%	540.16%	526.80%	514.43%
12	1030.88%	860.84%	803.30%	756.35%	717.07%	683.55%	654.50%	628.99%	606.36%	586.10%	567.82%	551.21%	536.05%	522.12%	509.27%	497.36%
13	994.22%	830.80%	775.49%	730.36%	692.60%	660.37%	632.44%	607.91%	586.15%	566.67%	549.09%	533.12%	518.53%	505.13%	492.77%	481.32%
14	959.26%	802.20%	749.04%	705.66%	669.36%	638.38%	611.53%	587.95%	567.02%	548.29%	531.38%	516.02%	501.99%	489.10%	477.21%	466.20%
15	926.02%	775.10%	724.01%	682.32%	647.43%	617.65%	591.83%	569.16%	549.04%	531.03%	514.77%	500.00%	486.50%	474.11%	462.67%	452.07%
16	894.82%	749.82%	700.73%	660.67%	627.14%	598.52%	573.70%	551.91%	532.56%	515.24%	499.61%	485.40%	472.42%	460.50%	449.49%	439.30%
17	865.39%	726.11%	678.95%	640.46%	608.24%	580.74%	556.89%	535.94%	517.35%	500.69%	485.66%	472.00%	459.52%	448.05%	437.46%	427.65%
18	837.56%	703.81%	658.52%	621.55%	590.60%	564.18%	541.26%	521.13%	503.26%	487.26%	472.80%	459.67%	447.67%	436.64%	426.46%	417.02%
19	810.85%	682.43%	638.94%	603.44%	573.71%	548.33%	526.32%	506.98%	489.81%	474.43%	460.54%	447.92%	436.38%	425.78%	415.99%	406.92%
20	785.02%	661.73%	619.97%	585.89%	557.34%	532.97%	511.83%	493.26%	476.77%	461.99%	448.65%	436.52%	425.44%	415.25%	405.84%	397.12%
21	759.92%	641.57%	601.48%	568.76%	541.36%	517.96%	497.66%	479.83%	463.99%	449.80%	436.99%	425.34%	414.69%	404.90%	395.86%	387.48%
22	735.44%	621.83%	583.36%	551.95%	525.65%	503.18%	483.70%	466.58%	451.37%	437.74%	425.44%	414.25%	404.03%	394.62%	385.94%	377.89%
23	711.67%	602.62%	565.70%	535.55%	510.31%	488.75%	470.04%	453.61%	439.01%	425.93%	414.12%	403.38%	393.56%	384.53%	376.20%	368.47%
24	688.55%	583.88%	548.44%	519.51%	495.29%	474.60%	456.65%	440.87%	426.87%	414.31%	402.98%	392.67%	383.24%	374.58%	366.58%	359.16%
25	666.09%	565.64%	531.63%	503.87%	480.63%	460.77%	443.55%	428.42%	414.98%	402.93%	392.05%	382.16%	373.12%	364.80%	357.12%	350.00%
26	644.29%	547.89%	515.26%	488.62%	466.32%	447.27%	430.75%	416.23%	403.34%	391.78%	381.34%	371.85%	363.18%	355.20%	347.83%	341.00%
27	623.22%	530.72%	499.42%	473.86%	452.47%	434.20%	418.35%	404.42%	392.06%	380.97%	370.96%	361.86%	353.54%	345.89%	338.82%	332.27%
28	602.86%	514.11%	484.08%	459.57%	439.05%	421.53%	406.33%	392.97%	381.11%	370.49%	360.89%	352.16%	344.19%	336.85%	330.08%	323.80%
29	583.03%	497.88%	469.07%	445.56%	425.88%	409.07%	394.50%	381.70%	370.33%	360.14%	350.94%	342.57%	334.92%	327.89%	321.40%	315.38%
30	563.67%	481.96%	454.32%	431.77%	412.90%	396.79%	382.81%	370.53%	359.63%	349.86%	341.04%	333.03%	325.70%	318.96%	312.73%	306.96%
31	544.80%	466.40%	439.89%	418.26%	400.16%	384.70%	371.30%	359.53%	349.08%	339.72%	331.26%	323.58%	316.55%	310.09%	304.13%	298.60%
32	526.44%	451.20%	425.76%	405.02%	387.66%	372.84%	359.99%	348.70%	338.68%	329.70%	321.60%	314.23%	307.50%	301.31%	295.59%	290.29%
33	508.58%	436.38%	411.98%	392.08%	375.43%	361.22%	348.89%	338.07%	328.46%	319.86%	312.09%	305.03%	298.57%	292.64%	287.17%	282.09%
34	491.28%	421.99%	398.58%	379.49%	363.52%	349.89%	338.07%	327.69%	318.48%	310.24%	302.79%	296.02%	289.84%	284.15%	278.90%	274.04%
35	474.52%	408.03%	385.57%	367.26%	351.94%	338.87%	327.54%	317.59%	308.76%	300.85%	293.71%	287.23%	281.30%	275.85%	270.83%	266.16%
36	458.30%	394.49%	372.94%	355.37%	340.68%	328.15%	317.28%	307.74%	299.28%	291.70%	284.86%	278.64%	272.96%	267.74%	262.93%	258.46%
37	442.66%	381.42%	360.75%	343.90%	329.81%	317.79%	307.37%	298.23%	290.11%	282.85%	276.29%	270.34%	264.89%	259.89%	255.28%	251.00%
38	427.55%	368.79%	348.96%	332.79%	319.28%	307.76%	297.77%	289.00%	281.23%	274.26%	267.98%	262.27%	257.06%	252.27%	247.85%	243.75%
39	413.01%	356.62%	337.60%	322.10%	309.14%	298.09%	288.52%	280.12%	272.66%	265.99%	259.97%	254.50%	249.51%	244.92%	240.68%	236.76%
40	399.00%	344.90%	326.65%	311.79%	299.37%	288.77%	279.60%	271.54%	264.40%	258.01%	252.24%	247.00%	242.22%	237.82%	233.77%	230.02%
41	385.51%	333.61%	316.11%	301.86%	289.94%	279.79%	270.99%	263.28%	256.43%	250.31%	244.79%	239.77%	235.19%	230.98%	227.10%	223.50%
42	372.54%	322.75%	305.97%	292.30%	280.89%	271.15%	262.73%	255.33%	248.78%	242.91%	237.62%	232.82%	228.43%	224.40%	220.69%	217.24%
43	360.09%	312.33%	296.24%	283.14%	272.20%	262.87%	254.80%	247.72%	241.44%	235.82%	230.75%	226.15%	221.96%	218.10%	214.55%	211.25%
44	348.13%	302.34%	286.91%	274.36%	263.87%	254.94%	247.20%	240.42%	234.41%	229.03%	224.18%	219.78%	215.76%	212.07%	208.67%	205.52%
45	336.69%	292.78%	277.99%	265.96%	255.92%	247.36%	239.95%	233.46%	227.71%	222.56%	217.92%	213.71%	209.86%	206.34%	203.08%	200.07%
46	325.73%	283.63%	269.47%	257.94%	248.32%	240.13%	233.04%	226.83%	221.32%	216.39%	211.96%	207.93%	204.25%	200.88%	197.77%	194.90%
47	315.22%	274.86%	261.29%	250.26%	241.04%	233.20%	226.42%	220.47%	215.20%	210.49%	206.25%	202.40%	198.89%	195.67%	192.70%	189.95%
48	305.12%	266.45%	253.45%	242.88%	234.07%	226.56%	220.07%	214.38%	209.35%	204.84%	200.79%	197.11%	193.75%	190.67%	187.84%	185.21%
49	295.35%	258.29%	245.85%	235.73%	227.29%	220.11%	213.90%	208.46%	203.64%	199.34%	195.46%	191.94%	188.74%	185.80%	183.09%	180.59%
50	285.91%	250.40%	238.48%	228.79%	220.71%	213.84%	207.90%	202.70%	198.09%	193.98%	190.28%	186.92%	183.86%	181.05%	178.46%	176.07%
51	276.80%	242.77%	231.35%	222.08%	214.35%	207.78%	202.10%	197.12%	192.72%	188.79%	185.25%	182.04%	179.12%	176.44%	173.97%	171.69%

Principal Benefit Variable Universal Life II	APPENDIX D - APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST) 79
www.principal.com

Cash Value Accumulation Test (percentage of Policy Value) – Male

		150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:

52	268.02%	235.43%	224.49%	215.62%	208.22%	201.93%	196.50%	191.75%	187.54%	183.78%	180.40%	177.34%	174.55%	171.99%	169.64%	167.46%
53	259.61%	228.39%	217.92%	209.43%	202.36%	196.34%	191.15%	186.60%	182.59%	179.00%	175.77%	172.85%	170.18%	167.74%	165.49%	163.42%
54	251.56%	221.65%	211.64%	203.51%	196.75%	191.00%	186.03%	181.69%	177.85%	174.43%	171.35%	168.55%	166.01%	163.68%	161.54%	159.56%
55	243.86%	215.23%	205.65%	197.88%	191.41%	185.91%	181.17%	177.03%	173.36%	170.09%	167.15%	164.49%	162.06%	159.84%	157.80%	155.92%
56	236.52%	209.12%	199.96%	192.53%	186.35%	181.10%	176.57%	172.61%	169.11%	166.00%	163.19%	160.65%	158.34%	156.23%	154.28%	152.49%
57	229.52%	203.30%	194.54%	187.44%	181.54%	176.53%	172.21%	168.43%	165.10%	162.12%	159.45%	157.03%	154.83%	152.82%	150.96%	149.26%
58	222.84%	197.76%	189.39%	182.61%	176.97%	172.19%	168.07%	164.47%	161.29%	158.45%	155.91%	153.61%	151.51%	149.59%	147.83%	146.21%
59	216.41%	192.43%	184.43%	177.95%	172.57%	168.01%	164.08%	160.65%	157.62%	154.92%	152.49%	150.30%	148.31%	146.48%	144.81%	143.26%
60	210.23%	187.30%	179.66%	173.48%	168.34%	163.99%	160.24%	156.97%	154.09%	151.52%	149.21%	147.12%	145.23%	143.49%	141.90%	140.43%
61	204.30%	182.38%	175.09%	169.19%	164.29%	160.15%	156.57%	153.46%	150.71%	148.26%	146.07%	144.08%	142.28%	140.63%	139.12%	137.72%
62	198.65%	177.71%	170.74%	165.12%	160.45%	156.50%	153.09%	150.13%	147.51%	145.18%	143.10%	141.21%	139.50%	137.93%	136.49%	135.17%
63	193.28%	173.28%	166.64%	161.27%	156.83%	153.06%	149.82%	147.00%	144.51%	142.30%	140.32%	138.52%	136.90%	135.41%	134.05%	132.79%
64	188.19%	169.10%	162.77%	157.66%	153.42%	149.84%	146.76%	144.08%	141.71%	139.61%	137.73%	136.03%	134.48%	133.07%	131.78%	130.59%
65	183.35%	165.14%	159.11%	154.24%	150.21%	146.81%	143.88%	141.33%	139.09%	137.09%	135.30%	133.69%	132.23%	130.89%	129.67%	128.54%
66	178.74%	161.38%	155.64%	151.01%	147.18%	143.94%	141.16%	138.75%	136.62%	134.73%	133.03%	131.51%	130.12%	128.86%	127.70%	126.63%
67	174.34%	157.79%	152.33%	147.93%	144.29%	141.22%	138.58%	136.29%	134.28%	132.49%	130.88%	129.44%	128.13%	126.93%	125.84%	124.83%
68	170.11%	154.35%	149.15%	144.97%	141.52%	138.61%	136.11%	133.94%	132.03%	130.34%	128.82%	127.46%	126.22%	125.09%	124.06%	123.11%
69	166.04%	151.04%	146.10%	142.14%	138.86%	136.10%	133.74%	131.69%	129.88%	128.28%	126.85%	125.56%	124.39%	123.33%	122.36%	121.46%
70	162.12%	147.85%	143.16%	139.39%	136.29%	133.68%	131.44%	129.50%	127.80%	126.29%	124.94%	123.72%	122.62%	121.62%	120.70%	119.86%
71	158.36%	144.78%	140.33%	136.76%	133.82%	131.35%	129.24%	127.40%	125.79%	124.37%	123.10%	121.95%	120.92%	119.97%	119.11%	118.32%
72	154.74%	141.83%	137.61%	134.23%	131.45%	129.11%	127.12%	125.39%	123.87%	122.53%	121.33%	120.25%	119.28%	118.39%	117.58%	116.84%
73	151.32%	139.06%	135.06%	131.86%	129.23%	127.02%	125.14%	123.50%	122.07%	120.81%	119.68%	118.67%	117.76%	116.93%	116.17%	115.47%
74	148.07%	136.43%	132.64%	129.61%	127.13%	125.04%	123.27%	121.73%	120.39%	119.20%	118.14%	117.19%	116.33%	115.56%	114.84%	114.19%
75	144.97%	133.92%	130.33%	127.47%	125.13%	123.17%	121.49%	120.05%	118.79%	117.67%	116.68%	115.79%	114.99%	114.26%	113.59%	112.98%
76	142.02%	131.53%	128.14%	125.44%	123.23%	121.38%	119.81%	118.45%	117.27%	116.22%	115.29%	114.46%	113.71%	113.03%	112.41%	111.84%
77	139.20%	129.26%	126.05%	123.50%	121.42%	119.68%	118.20%	116.93%	115.82%	114.84%	113.97%	113.19%	112.49%	111.85%	111.27%	110.74%
78	136.52%	127.10%	124.07%	121.66%	119.70%	118.07%	116.68%	115.48%	114.44%	113.53%	112.71%	111.99%	111.33%	110.74%	110.20%	109.71%
79	133.99%	125.07%	122.20%	119.94%	118.09%	116.55%	115.25%	114.13%	113.16%	112.30%	111.54%	110.86%	110.25%	109.70%	109.20%	108.74%
80	131.61%	123.17%	120.47%	118.33%	116.60%	115.15%	113.93%	112.88%	111.97%	111.17%	110.46%	109.83%	109.26%	108.74%	108.28%	107.85%
81	129.39%	121.40%	118.85%	116.84%	115.21%	113.85%	112.71%	111.72%	110.87%	110.12%	109.46%	108.87%	108.34%	107.86%	107.43%	107.03%
82	127.31%	119.76%	117.36%	115.47%	113.93%	112.66%	111.59%	110.67%	109.87%	109.18%	108.56%	108.01%	107.52%	107.07%	106.67%	106.30%
83	125.37%	118.23%	115.97%	114.19%	112.75%	111.56%	110.55%	109.69%	108.95%	108.30%	107.73%	107.22%	106.76%	106.34%	105.97%	105.63%
84	123.54%	116.80%	114.66%	112.99%	111.64%	110.52%	109.58%	108.78%	108.09%	107.48%	106.95%	106.47%	106.05%	105.67%	105.32%	105.00%
85	121.83%	115.46%	113.45%	111.87%	110.60%	109.56%	108.68%	107.93%	107.29%	106.72%	106.23%	105.78%	105.39%	105.03%	104.71%	104.42%
86	120.23%	114.22%	112.32%	110.84%	109.65%	108.67%	107.85%	107.15%	106.55%	106.02%	105.56%	105.15%	104.78%	104.45%	104.15%	103.88%
87	118.75%	113.08%	111.29%	109.90%	108.78%	107.86%	107.09%	106.43%	105.87%	105.38%	104.95%	104.57%	104.23%	103.92%	103.64%	103.39%
88	117.39%	112.05%	110.36%	109.04%	107.99%	107.12%	106.40%	105.79%	105.26%	104.80%	104.40%	104.05%	103.73%	103.44%	103.19%	102.95%
89	116.14%	111.11%	109.52%	108.27%	107.28%	106.46%	105.79%	105.21%	104.72%	104.29%	103.91%	103.58%	103.28%	103.02%	102.78%	102.56%
90	114.98%	110.27%	108.76%	107.59%	106.65%	105.88%	105.24%	104.70%	104.24%	103.83%	103.48%	103.17%	102.89%	102.64%	102.42%	102.22%
91	113.92%	109.52%	108.10%	106.99%	106.11%	105.38%	104.78%	104.27%	103.83%	103.45%	103.12%	102.83%	102.56%	102.33%	102.13%	101.97%
92	112.89%	108.82%	107.49%	106.44%	105.60%	104.92%	104.35%	103.87%	103.46%	103.10%	102.79%	102.51%	102.27%	102.05%	101.97%	101.00%
93	111.89%	108.16%	106.91%	105.93%	105.14%	104.49%	103.95%	103.50%	103.11%	102.78%	102.48%	102.23%	102.00%	101.97%	101.00%	101.00%
94	110.88%	107.53%	106.38%	105.45%	104.71%	104.10%	103.59%	103.16%	102.79%	102.48%	102.20%	101.97%	101.97%	101.00%	101.00%	101.00%
95	109.83%	106.91%	105.87%	105.01%	104.32%	103.74%	103.26%	102.85%	102.50%	102.20%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
96	108.68%	106.29%	105.38%	104.61%	103.97%	103.43%	102.98%	102.59%	102.26%	101.98%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
97	107.33%	105.55%	104.82%	104.18%	103.61%	103.13%	102.71%	102.34%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.61%	104.55%	104.06%	103.61%	103.19%	102.80%	102.44%	102.11%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.30%	102.95%	102.78%	102.61%	102.44%	102.26%	102.09%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

80 APPENDIX D – APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)	Principal Benefit Variable Universal Life II
1-800-247-9988

Cash Value Accumulation Test (percentage of Policy Value) – Male

		150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:

104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Principal Benefit Variable Universal Life II	APPENDIX D - APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST) 81
www.principal.com

Cash Value Accumulation Test (percentage of Policy Value) – Female

		150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:

0	1871.18%	1550.58%	1442.06%	1353.71%	1279.93%	1217.10%	1162.74%	1115.10%	1072.89%	1035.14%	1001.13%	970.28%	942.11%	916.27%	892.44%	870.39%
1	1814.33%	1506.36%	1402.09%	1317.18%	1246.26%	1185.87%	1133.61%	1087.79%	1047.20%	1010.90%	978.18%	948.49%	921.39%	896.52%	873.59%	852.36%
2	1754.86%	1458.98%	1358.78%	1277.18%	1209.02%	1150.97%	1100.73%	1056.69%	1017.66%	982.76%	951.30%	922.75%	896.69%	872.77%	850.71%	830.29%
3	1694.51%	1410.18%	1313.89%	1235.46%	1169.96%	1114.16%	1065.87%	1023.53%	986.01%	952.46%	922.21%	894.76%	869.70%	846.70%	825.49%	805.85%
4	1634.44%	1361.19%	1268.64%	1193.25%	1130.29%	1076.65%	1030.23%	989.53%	953.46%	921.21%	892.13%	865.73%	841.64%	819.52%	799.13%	780.25%
5	1576.08%	1313.46%	1224.50%	1152.05%	1091.52%	1039.97%	995.34%	956.22%	921.55%	890.54%	862.58%	837.21%	814.04%	792.78%	773.17%	755.01%
6	1519.42%	1267.00%	1181.50%	1111.86%	1053.68%	1004.12%	961.23%	923.62%	890.29%	860.48%	833.60%	809.21%	786.94%	766.49%	747.64%	730.19%
7	1464.64%	1222.04%	1139.86%	1072.92%	1017.00%	969.37%	928.13%	891.98%	859.94%	831.28%	805.44%	781.99%	760.58%	740.93%	722.80%	706.02%
8	1412.28%	1179.12%	1100.14%	1035.80%	982.05%	936.27%	896.63%	861.89%	831.09%	803.54%	778.70%	756.16%	735.57%	716.68%	699.25%	683.12%
9	1361.63%	1137.56%	1061.65%	999.81%	948.15%	904.14%	866.05%	832.65%	803.04%	776.56%	752.69%	731.02%	711.23%	693.07%	676.32%	660.80%
10	1312.67%	1097.32%	1024.36%	964.92%	915.27%	872.97%	836.36%	804.26%	775.80%	750.34%	727.40%	706.56%	687.54%	670.08%	653.98%	639.07%
11	1265.49%	1058.52%	988.40%	931.28%	883.56%	842.90%	807.71%	776.86%	749.50%	725.04%	702.98%	682.96%	664.67%	647.89%	632.41%	618.07%
12	1220.02%	1021.12%	953.73%	898.83%	852.96%	813.89%	780.06%	750.41%	724.12%	700.60%	679.40%	660.15%	642.58%	626.44%	611.56%	597.78%
13	1176.58%	985.44%	920.68%	867.92%	823.84%	786.29%	753.79%	725.28%	700.02%	677.41%	657.04%	638.54%	621.65%	606.14%	591.84%	578.60%
14	1134.91%	951.25%	889.02%	838.32%	795.96%	759.88%	728.64%	701.25%	676.97%	655.25%	635.66%	617.89%	601.65%	586.75%	573.01%	560.28%
15	1094.92%	918.45%	858.65%	809.94%	769.24%	734.56%	704.55%	678.23%	654.90%	634.02%	615.20%	598.12%	582.52%	568.20%	554.99%	542.76%
16	1056.41%	886.86%	829.40%	782.59%	743.49%	710.17%	681.33%	656.04%	633.62%	613.56%	595.48%	579.07%	564.08%	550.32%	537.62%	525.87%
17	1019.50%	856.61%	801.41%	756.43%	718.86%	686.85%	659.14%	634.85%	613.31%	594.04%	576.67%	560.90%	546.49%	533.27%	521.08%	509.78%
18	983.92%	827.43%	774.40%	731.19%	695.10%	664.35%	637.73%	614.38%	593.69%	575.18%	558.49%	543.34%	529.50%	516.80%	505.09%	494.24%
19	949.61%	799.27%	748.33%	706.82%	672.15%	642.61%	617.04%	594.61%	574.73%	556.95%	540.92%	526.37%	513.08%	500.87%	489.62%	479.20%
20	916.60%	772.18%	723.24%	683.37%	650.06%	621.69%	597.12%	575.59%	556.49%	539.41%	524.01%	510.03%	497.27%	485.55%	474.74%	464.73%
21	884.67%	745.94%	698.93%	660.63%	628.64%	601.38%	577.79%	557.10%	538.76%	522.36%	507.57%	494.14%	481.88%	470.63%	460.25%	450.63%
22	853.79%	720.53%	675.37%	638.58%	607.85%	581.67%	559.01%	539.14%	521.53%	505.78%	491.57%	478.68%	466.90%	456.10%	446.13%	436.89%
23	823.99%	695.98%	652.61%	617.27%	587.76%	562.61%	540.85%	521.77%	504.85%	489.72%	476.08%	463.70%	452.39%	442.01%	432.44%	423.58%
24	795.11%	672.15%	630.49%	596.55%	568.20%	544.05%	523.15%	504.82%	488.58%	474.05%	460.95%	449.06%	438.20%	428.23%	419.04%	410.53%
25	767.25%	649.13%	609.11%	576.52%	549.29%	526.10%	506.02%	488.42%	472.82%	458.87%	446.29%	434.87%	424.45%	414.88%	406.05%	397.88%
26	740.35%	626.89%	588.46%	557.15%	531.00%	508.72%	489.44%	472.54%	457.56%	444.16%	432.08%	421.12%	411.11%	401.92%	393.45%	385.61%
27	714.38%	605.40%	568.48%	538.41%	513.30%	491.91%	473.39%	457.16%	442.78%	429.91%	418.32%	407.79%	398.18%	389.36%	381.23%	373.69%
28	689.39%	584.72%	549.26%	520.38%	496.26%	475.72%	457.94%	442.36%	428.55%	416.19%	405.06%	394.96%	385.73%	377.26%	369.45%	362.23%
29	665.29%	564.76%	530.70%	502.97%	479.81%	460.08%	443.01%	428.05%	414.79%	402.93%	392.24%	382.54%	373.69%	365.56%	358.06%	351.13%
30	642.04%	545.49%	512.78%	486.15%	463.91%	444.97%	428.58%	414.21%	401.48%	390.10%	379.84%	370.53%	362.03%	354.23%	347.03%	340.37%
31	619.58%	526.85%	495.44%	469.86%	448.51%	430.32%	414.58%	400.79%	388.57%	377.64%	367.79%	358.85%	350.69%	343.21%	336.30%	329.91%
32	597.97%	508.91%	478.75%	454.19%	433.68%	416.22%	401.11%	387.87%	376.14%	365.65%	356.19%	347.62%	339.79%	332.60%	325.98%	319.84%
33	577.13%	491.61%	462.64%	439.06%	419.37%	402.60%	388.10%	375.39%	364.13%	354.06%	344.98%	336.75%	329.24%	322.34%	315.99%	310.10%
34	557.07%	474.93%	447.12%	424.48%	405.57%	389.48%	375.55%	363.35%	352.54%	342.88%	334.17%	326.27%	319.06%	312.45%	306.35%	300.70%
35	537.75%	458.88%	432.18%	410.44%	392.29%	376.84%	363.48%	351.76%	341.39%	332.12%	323.76%	316.18%	309.26%	302.91%	297.06%	291.65%
36	519.22%	443.50%	417.86%	396.99%	379.57%	364.74%	351.91%	340.67%	330.72%	321.82%	313.80%	306.53%	299.89%	293.80%	288.19%	283.00%
37	501.37%	428.66%	404.05%	384.01%	367.29%	353.06%	340.75%	329.96%	320.41%	311.87%	304.18%	297.20%	290.84%	285.00%	279.62%	274.64%
38	484.19%	414.39%	390.76%	371.53%	355.48%	341.82%	330.01%	319.66%	310.49%	302.30%	294.93%	288.23%	282.13%	276.53%	271.37%	266.59%
39	467.62%	400.61%	377.93%	359.47%	344.06%	330.96%	319.62%	309.69%	300.90%	293.04%	285.97%	279.55%	273.69%	268.32%	263.38%	258.80%
40	451.63%	387.30%	365.52%	347.81%	333.03%	320.45%	309.57%	300.05%	291.61%	284.07%	277.29%	271.13%	265.52%	260.37%	255.62%	251.23%
41	436.21%	374.45%	353.55%	336.55%	322.36%	310.29%	299.85%	290.72%	282.63%	275.40%	268.89%	262.98%	257.60%	252.66%	248.12%	243.91%
42	421.34%	362.05%	341.99%	325.67%	312.06%	300.48%	290.47%	281.70%	273.94%	267.01%	260.77%	255.10%	249.94%	245.21%	240.85%	236.82%
43	407.02%	350.11%	330.86%	315.20%	302.14%	291.03%	281.42%	273.01%	265.57%	258.92%	252.93%	247.51%	242.56%	238.02%	233.84%	229.98%
44	393.24%	338.62%	320.14%	305.11%	292.58%	281.92%	272.71%	264.64%	257.50%	251.13%	245.38%	240.18%	235.44%	231.09%	227.08%	223.38%
45	379.99%	327.56%	309.83%	295.41%	283.39%	273.16%	264.32%	256.59%	249.74%	243.62%	238.12%	233.13%	228.58%	224.42%	220.58%	217.03%
46	367.25%	316.93%	299.92%	286.09%	274.55%	264.74%	256.26%	248.85%	242.28%	236.42%	231.14%	226.36%	222.00%	218.01%	214.33%	210.93%
47	355.02%	306.74%	290.41%	277.14%	266.08%	256.67%	248.54%	241.43%	235.13%	229.51%	224.45%	219.87%	215.69%	211.87%	208.34%	205.08%
48	343.31%	296.98%	281.32%	268.59%	257.97%	248.95%	241.16%	234.34%	228.30%	222.92%	218.07%	213.68%	209.68%	206.01%	202.63%	199.51%
49	332.07%	287.63%	272.60%	260.39%	250.22%	241.57%	234.09%	227.56%	221.77%	216.61%	211.97%	207.76%	203.92%	200.41%	197.18%	194.19%
50	321.32%	278.69%	264.28%	252.57%	242.82%	234.52%	227.36%	221.09%	215.55%	210.61%	206.16%	202.13%	198.45%	195.09%	191.99%	189.13%
51	311.03%	270.14%	256.33%	245.10%	235.75%	227.80%	220.94%	214.93%	209.62%	204.88%	200.62%	196.76%	193.25%	190.02%	187.06%	184.32%

82 APPENDIX D – APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)	Principal Benefit Variable Universal Life II
1-800-247-9988

Cash Value Accumulation Test (Percentage of Policy Value) – Female

		150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:

52	301.18%	261.97%	248.73%	237.97%	229.00%	221.39%	214.81%	209.06%	203.97%	199.44%	195.35%	191.66%	188.29%	185.21%	182.37%	179.75%
53	291.76%	254.18%	241.48%	231.17%	222.58%	215.28%	208.98%	203.48%	198.61%	194.26%	190.35%	186.82%	183.59%	180.64%	177.93%	175.42%
54	282.76%	246.74%	234.57%	224.69%	216.46%	209.47%	203.44%	198.17%	193.50%	189.35%	185.61%	182.22%	179.14%	176.31%	173.72%	171.32%
55	274.15%	239.63%	227.97%	218.51%	210.63%	203.93%	198.16%	193.11%	188.65%	184.67%	181.09%	177.85%	174.90%	172.20%	169.72%	167.43%
56	265.90%	232.83%	221.67%	212.61%	205.06%	198.66%	193.13%	188.30%	184.03%	180.22%	176.80%	173.70%	170.89%	168.30%	165.93%	163.74%
57	258.03%	226.35%	215.66%	206.99%	199.77%	193.64%	188.35%	183.73%	179.65%	176.01%	172.74%	169.78%	167.08%	164.61%	162.35%	160.25%
58	250.49%	220.16%	209.93%	201.63%	194.72%	188.86%	183.80%	179.38%	175.48%	172.00%	168.88%	166.05%	163.47%	161.12%	158.95%	156.95%
59	243.28%	214.25%	204.46%	196.52%	189.91%	184.31%	179.48%	175.25%	171.53%	168.20%	165.22%	162.52%	160.06%	157.81%	155.74%	153.84%
60	236.36%	208.59%	199.22%	191.63%	185.31%	179.96%	175.34%	171.30%	167.74%	164.57%	161.72%	159.14%	156.80%	154.65%	152.68%	150.86%
61	229.72%	203.15%	194.19%	186.93%	180.90%	175.78%	171.37%	167.52%	164.12%	161.09%	158.38%	155.92%	153.68%	151.64%	149.76%	148.02%
62	223.33%	197.92%	189.37%	182.43%	176.66%	171.78%	167.57%	163.89%	160.65%	157.76%	155.17%	152.83%	150.70%	148.75%	146.96%	145.31%
63	217.19%	192.91%	184.73%	178.10%	172.60%	167.93%	163.92%	160.41%	157.32%	154.57%	152.10%	149.87%	147.84%	145.98%	144.28%	142.70%
64	211.28%	188.08%	180.27%	173.94%	168.69%	164.24%	160.41%	157.07%	154.12%	151.50%	149.15%	147.02%	145.09%	143.32%	141.70%	140.21%
65	205.60%	183.43%	175.97%	169.94%	164.93%	160.69%	157.04%	153.85%	151.05%	148.55%	146.31%	144.29%	142.45%	140.77%	139.23%	137.81%
66	200.13%	178.96%	171.85%	166.09%	161.31%	157.27%	153.79%	150.76%	148.09%	145.72%	143.59%	141.66%	139.92%	138.32%	136.86%	135.51%
67	194.87%	174.67%	167.88%	162.39%	157.84%	153.99%	150.68%	147.79%	145.25%	142.99%	140.97%	139.14%	137.48%	135.97%	134.58%	133.30%
68	189.81%	170.53%	164.06%	158.83%	154.50%	150.83%	147.68%	144.94%	142.53%	140.38%	138.46%	136.72%	135.15%	133.71%	132.39%	131.18%
69	184.95%	166.57%	160.40%	155.41%	151.29%	147.80%	144.81%	142.20%	139.91%	137.87%	136.05%	134.40%	132.91%	131.55%	130.30%	129.15%
70	180.27%	162.75%	156.88%	152.13%	148.21%	144.89%	142.05%	139.57%	137.40%	135.47%	133.74%	132.18%	130.76%	129.47%	128.29%	127.20%
71	175.79%	159.10%	153.50%	148.99%	145.26%	142.11%	139.41%	137.06%	135.00%	133.16%	131.52%	130.05%	128.71%	127.49%	126.37%	125.34%
72	171.49%	155.60%	150.28%	145.99%	142.44%	139.45%	136.89%	134.66%	132.71%	130.97%	129.42%	128.02%	126.76%	125.60%	124.55%	123.57%
73	167.38%	152.26%	147.20%	143.12%	139.75%	136.92%	134.49%	132.38%	130.53%	128.89%	127.42%	126.10%	124.90%	123.81%	122.82%	121.90%
74	163.44%	149.06%	144.25%	140.38%	137.19%	134.50%	132.20%	130.21%	128.45%	126.90%	125.52%	124.27%	123.14%	122.11%	121.17%	120.31%
75	159.67%	146.01%	141.45%	137.77%	134.75%	132.20%	130.02%	128.14%	126.48%	125.02%	123.71%	122.53%	121.47%	120.50%	119.62%	118.80%
76	156.07%	143.09%	138.76%	135.28%	132.41%	130.00%	127.95%	126.16%	124.60%	123.22%	121.99%	120.88%	119.88%	118.97%	118.14%	117.37%
77	152.61%	140.31%	136.20%	132.90%	130.19%	127.91%	125.97%	124.28%	122.81%	121.51%	120.35%	119.31%	118.37%	117.51%	116.73%	116.02%
78	149.31%	137.64%	133.75%	130.63%	128.06%	125.91%	124.07%	122.49%	121.10%	119.88%	118.79%	117.81%	116.93%	116.13%	115.39%	114.72%
79	146.14%	135.09%	131.40%	128.45%	126.03%	124.00%	122.27%	120.77%	119.47%	118.32%	117.30%	116.38%	115.55%	114.80%	114.11%	113.49%
80	143.10%	132.65%	129.16%	126.37%	124.08%	122.16%	120.53%	119.13%	117.90%	116.82%	115.86%	115.00%	114.23%	113.52%	112.88%	112.30%
81	140.19%	130.30%	127.01%	124.37%	122.21%	120.40%	118.86%	117.54%	116.39%	115.37%	114.47%	113.67%	112.94%	112.28%	111.68%	111.14%
82	137.46%	128.12%	125.01%	122.52%	120.47%	118.77%	117.33%	116.08%	115.00%	114.05%	113.20%	112.45%	111.77%	111.15%	110.59%	110.08%
83	134.91%	126.10%	123.16%	120.81%	118.88%	117.28%	115.92%	114.75%	113.73%	112.84%	112.05%	111.34%	110.71%	110.13%	109.61%	109.13%
84	132.49%	124.20%	121.43%	119.21%	117.40%	115.89%	114.61%	113.51%	112.56%	111.72%	110.98%	110.32%	109.72%	109.19%	108.70%	108.26%
85	130.20%	122.42%	119.80%	117.72%	116.01%	114.59%	113.39%	112.36%	111.46%	110.68%	109.99%	109.37%	108.82%	108.32%	107.86%	107.45%
86	128.04%	120.75%	118.30%	116.33%	114.73%	113.39%	112.26%	111.30%	110.46%	109.73%	109.08%	108.50%	107.98%	107.52%	107.10%	106.71%
87	125.96%	119.14%	116.83%	114.99%	113.48%	112.22%	111.16%	110.25%	109.46%	108.78%	108.17%	107.63%	107.14%	106.71%	106.31%	105.96%
88	124.03%	117.68%	115.52%	113.79%	112.37%	111.19%	110.19%	109.33%	108.59%	107.95%	107.37%	106.87%	106.41%	106.00%	105.63%	105.30%
89	122.23%	116.36%	114.34%	112.72%	111.39%	110.28%	109.34%	108.54%	107.84%	107.23%	106.69%	106.21%	105.79%	105.40%	105.05%	104.74%
90	120.55%	115.16%	113.29%	111.78%	110.54%	109.50%	108.63%	107.87%	107.22%	106.65%	106.15%	105.70%	105.29%	104.93%	104.60%	104.30%
91	118.92%	114.03%	112.32%	110.92%	109.77%	108.82%	108.00%	107.31%	106.70%	106.17%	105.71%	105.29%	104.92%	104.58%	104.28%	104.00%
92	117.17%	112.78%	111.22%	109.94%	108.88%	107.99%	107.25%	106.60%	106.05%	105.56%	105.13%	104.75%	104.41%	104.10%	103.82%	103.57%
93	115.39%	111.50%	110.08%	108.91%	107.94%	107.13%	106.44%	105.85%	105.34%	104.89%	104.50%	104.15%	103.84%	103.56%	103.31%	103.07%
94	113.63%	110.24%	108.97%	107.92%	107.04%	106.29%	105.66%	105.11%	104.64%	104.24%	103.88%	103.56%	103.27%	103.02%	102.79%	102.58%
95	111.88%	109.03%	107.93%	106.99%	106.20%	105.52%	104.93%	104.43%	104.00%	103.62%	103.28%	102.99%	102.73%	102.50%	102.29%	102.10%
96	110.15%	107.90%	106.98%	106.18%	105.49%	104.88%	104.35%	103.88%	103.48%	103.13%	102.81%	102.54%	102.30%	102.09%	101.97%	101.97%
97	108.30%	106.71%	106.02%	105.40%	104.83%	104.32%	103.85%	103.44%	103.06%	102.73%	102.43%	102.16%	101.97%	101.97%	101.00%	101.00%
98	106.19%	105.33%	104.93%	104.54%	104.18%	103.83%	103.50%	103.18%	102.89%	102.61%	102.34%	102.10%	101.00%	101.00%	101.00%	101.00%
99	103.48%	103.22%	103.09%	102.96%	102.83%	102.70%	102.57%	102.44%	102.31%	102.19%	102.06%	101.97%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Principal Benefit Variable Universal Life II	APPENDIX D - APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST) 83
www.principal.com

Cash Value Accumulation Test (percentage of Policy Value) – Female

		150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:

104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

84 APPENDIX D – APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)	Principal Benefit Variable Universal Life II
1-800-247-9988

Cash Value Accumulation Test (percentage of Policy Value) – Unisex

		150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:

0	1620.92%	1337.91%	1242.50%	1164.84%	1099.98%	1044.74%	996.93%	955.03%	917.90%	884.70%	854.78%	827.64%	802.88%	780.16%	759.22%	739.85%
1	1579.05%	1307.16%	1215.44%	1140.76%	1078.38%	1025.22%	979.20%	938.85%	903.08%	871.09%	842.26%	816.09%	792.21%	770.29%	750.08%	731.38%
2	1529.85%	1268.58%	1180.44%	1108.65%	1048.66%	997.54%	953.28%	914.46%	880.05%	849.27%	821.52%	796.33%	773.33%	752.22%	732.76%	714.75%
3	1478.47%	1227.38%	1142.65%	1073.64%	1015.98%	966.82%	924.26%	886.93%	853.84%	824.22%	797.53%	773.29%	751.16%	730.85%	712.13%	694.79%
4	1426.61%	1185.28%	1103.83%	1037.49%	982.05%	934.80%	893.87%	857.98%	826.15%	797.67%	771.99%	748.68%	727.40%	707.86%	689.84%	673.16%
5	1375.49%	1143.52%	1065.23%	1001.45%	948.15%	902.71%	863.37%	828.85%	798.24%	770.86%	746.16%	723.75%	703.27%	684.48%	667.15%	651.10%
6	1325.90%	1102.91%	1027.65%	966.34%	915.10%	871.42%	833.59%	800.40%	770.97%	744.63%	720.88%	699.32%	679.63%	661.56%	644.89%	629.45%
7	1278.13%	1063.79%	991.44%	932.50%	883.23%	841.24%	804.86%	772.95%	744.65%	719.33%	696.49%	675.75%	656.82%	639.43%	623.40%	608.55%
8	1232.10%	1026.07%	956.52%	899.86%	852.50%	812.12%	777.15%	746.46%	719.25%	694.90%	672.94%	653.00%	634.79%	618.07%	602.65%	588.36%
9	1187.60%	989.56%	922.71%	868.24%	822.71%	783.89%	750.27%	720.76%	694.60%	671.18%	650.06%	630.89%	613.37%	597.29%	582.46%	568.72%
10	1144.73%	954.37%	890.10%	837.74%	793.97%	756.65%	724.32%	695.96%	670.80%	648.28%	627.97%	609.53%	592.69%	577.22%	562.96%	549.74%
11	1103.30%	920.32%	858.54%	808.20%	766.13%	730.25%	699.17%	671.89%	647.70%	626.05%	606.52%	588.79%	572.59%	557.72%	544.00%	531.29%
12	1063.58%	887.70%	828.32%	779.93%	739.48%	704.99%	675.10%	648.88%	625.62%	604.80%	586.02%	568.97%	553.39%	539.09%	525.89%	513.67%
13	1025.77%	856.73%	799.65%	753.14%	714.25%	681.10%	652.37%	627.16%	604.79%	584.77%	566.72%	550.32%	535.33%	521.58%	508.88%	497.13%
14	989.64%	827.18%	772.32%	727.61%	690.24%	658.36%	630.74%	606.51%	585.00%	565.76%	548.39%	532.62%	518.21%	504.98%	492.77%	481.46%
15	955.23%	799.11%	746.39%	703.43%	667.50%	636.87%	610.32%	587.02%	566.35%	547.84%	531.14%	515.98%	502.12%	489.40%	477.66%	466.78%
16	922.82%	772.82%	722.16%	680.88%	646.35%	616.91%	591.39%	568.99%	549.12%	531.33%	515.28%	500.70%	487.37%	475.13%	463.84%	453.38%
17	892.14%	748.05%	699.38%	659.71%	626.54%	598.25%	573.73%	552.20%	533.10%	516.00%	500.57%	486.55%	473.74%	461.97%	451.11%	441.05%
18	863.05%	724.66%	677.91%	639.81%	607.94%	580.76%	557.20%	536.52%	518.17%	501.73%	486.90%	473.43%	461.11%	449.80%	439.36%	429.68%
19	835.09%	702.19%	657.30%	620.71%	590.11%	564.00%	541.37%	521.50%	503.87%	488.08%	473.83%	460.88%	449.04%	438.17%	428.13%	418.83%
20	808.09%	680.48%	637.38%	602.24%	572.85%	547.78%	526.04%	506.96%	490.03%	474.86%	461.17%	448.73%	437.36%	426.91%	417.27%	408.33%
21	781.83%	659.31%	617.92%	584.19%	555.97%	531.89%	511.03%	492.70%	476.44%	461.87%	448.73%	436.78%	425.86%	415.82%	406.56%	397.97%
22	756.31%	638.67%	598.94%	566.55%	539.46%	516.35%	496.31%	478.72%	463.10%	449.12%	436.49%	425.02%	414.53%	404.89%	396.00%	387.75%
23	731.54%	618.60%	580.46%	549.37%	523.37%	501.18%	481.95%	465.06%	450.07%	436.65%	424.53%	413.51%	403.44%	394.19%	385.65%	377.73%
24	707.43%	599.00%	562.39%	532.55%	507.59%	486.29%	467.83%	451.63%	437.24%	424.35%	412.72%	402.14%	392.48%	383.60%	375.40%	367.80%
25	684.04%	579.96%	544.81%	516.17%	492.22%	471.78%	454.06%	438.51%	424.70%	412.33%	401.17%	391.02%	381.75%	373.22%	365.35%	358.06%
26	661.36%	561.45%	527.72%	500.23%	477.24%	457.63%	440.63%	425.70%	412.45%	400.58%	389.87%	380.14%	371.24%	363.06%	355.51%	348.51%
27	639.47%	543.57%	511.20%	484.82%	462.76%	443.94%	427.63%	413.31%	400.60%	389.22%	378.94%	369.61%	361.07%	353.22%	345.98%	339.27%
28	618.33%	526.29%	495.23%	469.92%	448.76%	430.71%	415.06%	401.33%	389.14%	378.22%	368.36%	359.41%	351.22%	343.70%	336.75%	330.31%
29	597.76%	509.43%	479.62%	455.34%	435.04%	417.72%	402.71%	389.54%	377.85%	367.38%	357.93%	349.34%	341.49%	334.28%	327.62%	321.44%
30	577.72%	492.94%	464.34%	441.04%	421.56%	404.95%	390.56%	377.92%	366.71%	356.67%	347.61%	339.37%	331.85%	324.93%	318.55%	312.63%
31	558.24%	476.86%	449.42%	427.07%	408.38%	392.45%	378.64%	366.52%	355.77%	346.14%	337.45%	329.56%	322.34%	315.71%	309.59%	303.92%
32	539.30%	461.20%	434.86%	413.41%	395.49%	380.20%	366.96%	355.34%	345.03%	335.79%	327.46%	319.89%	312.98%	306.62%	300.75%	295.32%
33	520.93%	445.96%	420.69%	400.11%	382.91%	368.25%	355.55%	344.40%	334.51%	325.66%	317.67%	310.41%	303.78%	297.69%	292.07%	286.86%
34	503.13%	431.17%	406.92%	387.17%	370.67%	356.61%	344.42%	333.73%	324.25%	315.76%	308.10%	301.15%	294.79%	288.95%	283.56%	278.57%
35	485.92%	416.85%	393.58%	374.63%	358.80%	345.31%	333.63%	323.38%	314.28%	306.14%	298.80%	292.13%	286.04%	280.44%	275.28%	270.49%
36	469.29%	402.99%	380.65%	362.48%	347.29%	334.35%	323.15%	313.31%	304.60%	296.79%	289.75%	283.36%	277.52%	272.15%	267.20%	262.62%
37	453.25%	389.61%	368.18%	350.75%	336.18%	323.77%	313.02%	303.59%	295.23%	287.75%	281.01%	274.88%	269.28%	264.14%	259.40%	255.00%
38	437.76%	376.69%	356.13%	339.40%	325.43%	313.52%	303.22%	294.18%	286.16%	278.99%	272.52%	266.65%	261.29%	256.36%	251.82%	247.61%
39	422.86%	364.25%	344.52%	328.48%	315.08%	303.66%	293.78%	285.11%	277.43%	270.56%	264.36%	258.73%	253.59%	248.87%	244.52%	240.49%
40	408.51%	352.26%	333.33%	317.94%	305.09%	294.14%	284.67%	276.36%	269.00%	262.41%	256.47%	251.08%	246.15%	241.63%	237.47%	233.61%
41	394.67%	340.69%	322.54%	307.78%	295.45%	284.96%	275.88%	267.91%	260.86%	254.54%	248.85%	243.69%	238.97%	234.64%	230.65%	226.95%
42	381.37%	329.57%	312.16%	298.00%	286.19%	276.13%	267.42%	259.79%	253.03%	246.98%	241.53%	236.58%	232.06%	227.92%	224.09%	220.56%
43	368.58%	318.89%	302.19%	288.61%	277.28%	267.64%	259.30%	251.99%	245.51%	239.71%	234.49%	229.75%	225.43%	221.46%	217.80%	214.41%
44	356.31%	308.64%	292.62%	279.61%	268.75%	259.51%	251.51%	244.51%	238.30%	232.75%	227.75%	223.22%	219.08%	215.28%	211.78%	208.54%
45	344.55%	298.83%	283.47%	271.00%	260.59%	251.74%	244.08%	237.37%	231.43%	226.11%	221.33%	216.99%	213.02%	209.39%	206.04%	202.94%
46	333.28%	289.43%	274.71%	262.75%	252.78%	244.30%	236.97%	230.54%	224.85%	219.77%	215.19%	211.03%	207.24%	203.77%	200.56%	197.60%
47	322.46%	280.42%	266.31%	254.85%	245.30%	237.18%	230.16%	224.01%	218.56%	213.70%	209.32%	205.34%	201.72%	198.39%	195.33%	192.50%
48	312.08%	271.78%	258.26%	247.28%	238.14%	230.36%	223.64%	217.75%	212.54%	207.89%	203.70%	199.90%	196.43%	193.26%	190.33%	187.62%
49	302.05%	263.41%	250.46%	239.95%	231.19%	223.74%	217.31%	211.68%	206.69%	202.24%	198.23%	194.60%	191.29%	188.25%	185.46%	182.87%
50	292.37%	255.33%	242.92%	232.86%	224.47%	217.34%	211.18%	205.80%	201.03%	196.77%	192.94%	189.47%	186.30%	183.40%	180.73%	178.26%
51	283.05%	247.55%	235.66%	226.02%	217.99%	211.16%	205.27%	200.12%	195.56%	191.49%	187.83%	184.51%	181.48%	178.71%	176.16%	173.80%

Principal Benefit Variable Universal Life II	APPENDIX D - APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST) 85
www.principal.com

Cash Value Accumulation Test (percentage of Policy Value) – Unisex

		150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:

52	274.08%	240.06%	228.67%	219.44%	211.75%	205.22%	199.59%	194.66%	190.30%	186.41%	182.91%	179.73%	176.85%	174.20%	171.76%	169.51%
53	265.49%	232.89%	221.98%	213.14%	205.79%	199.54%	194.15%	189.44%	185.27%	181.55%	178.20%	175.18%	172.42%	169.89%	167.56%	165.42%
54	257.26%	226.02%	215.58%	207.12%	200.09%	194.11%	188.96%	184.45%	180.47%	176.92%	173.72%	170.83%	168.19%	165.78%	163.56%	161.51%
55	249.40%	219.48%	209.49%	201.39%	194.66%	188.95%	184.02%	179.72%	175.91%	172.52%	169.47%	166.71%	164.20%	161.90%	159.78%	157.82%
56	241.90%	213.25%	203.69%	195.95%	189.51%	184.05%	179.35%	175.23%	171.60%	168.36%	165.45%	162.82%	160.42%	158.23%	156.21%	154.35%
57	234.75%	207.32%	198.18%	190.78%	184.63%	179.41%	174.91%	170.99%	167.52%	164.43%	161.65%	159.14%	156.86%	154.77%	152.84%	151.07%
58	227.92%	201.67%	192.93%	185.85%	179.98%	175.00%	170.71%	166.96%	163.65%	160.71%	158.06%	155.67%	153.49%	151.50%	149.67%	147.98%
59	221.35%	196.24%	187.88%	181.12%	175.51%	170.75%	166.66%	163.08%	159.93%	157.12%	154.60%	152.32%	150.25%	148.35%	146.61%	145.00%
60	215.04%	191.02%	183.03%	176.57%	171.21%	166.68%	162.77%	159.36%	156.36%	153.68%	151.28%	149.11%	147.13%	145.33%	143.67%	142.14%
61	208.98%	186.02%	178.38%	172.22%	167.10%	162.77%	159.05%	155.80%	152.94%	150.39%	148.10%	146.03%	144.16%	142.44%	140.86%	139.41%
62	203.21%	181.25%	173.96%	168.07%	163.19%	159.07%	155.52%	152.42%	149.69%	147.27%	145.09%	143.12%	141.34%	139.71%	138.21%	136.83%
63	197.71%	176.72%	169.76%	164.15%	159.50%	155.56%	152.18%	149.24%	146.64%	144.33%	142.26%	140.39%	138.69%	137.14%	135.72%	134.41%
64	192.48%	172.44%	165.80%	160.44%	156.01%	152.27%	149.05%	146.24%	143.77%	141.58%	139.61%	137.84%	136.22%	134.75%	133.40%	132.16%
65	187.50%	168.37%	162.04%	156.93%	152.71%	149.15%	146.09%	143.42%	141.08%	138.99%	137.13%	135.44%	133.91%	132.52%	131.24%	130.06%
66	182.76%	164.50%	158.46%	153.61%	149.59%	146.20%	143.29%	140.76%	138.53%	136.55%	134.78%	133.19%	131.74%	130.41%	129.20%	128.09%
67	178.21%	160.80%	155.05%	150.43%	146.61%	143.39%	140.63%	138.23%	136.11%	134.24%	132.56%	131.05%	129.67%	128.42%	127.28%	126.22%
68	173.85%	157.25%	151.78%	147.38%	143.75%	140.70%	138.07%	135.80%	133.79%	132.02%	130.43%	129.00%	127.70%	126.52%	125.44%	124.44%
69	169.66%	153.84%	148.63%	144.45%	141.01%	138.11%	135.62%	133.47%	131.57%	129.89%	128.39%	127.04%	125.81%	124.69%	123.67%	122.73%
70	165.62%	150.55%	145.60%	141.63%	138.36%	135.61%	133.25%	131.21%	129.42%	127.83%	126.41%	125.13%	123.98%	122.92%	121.96%	121.07%
71	161.74%	147.39%	142.69%	138.92%	135.82%	133.21%	130.98%	129.05%	127.35%	125.85%	124.51%	123.31%	122.22%	121.23%	120.32%	119.48%
72	158.03%	144.36%	139.89%	136.32%	133.38%	130.91%	128.80%	126.98%	125.38%	123.96%	122.70%	121.56%	120.53%	119.60%	118.74%	117.96%
73	154.50%	141.51%	137.26%	133.87%	131.09%	128.75%	126.76%	125.03%	123.52%	122.19%	121.00%	119.93%	118.96%	118.08%	117.28%	116.54%
74	151.15%	138.79%	134.77%	131.55%	128.92%	126.71%	124.83%	123.20%	121.78%	120.52%	119.40%	118.40%	117.49%	116.66%	115.91%	115.22%
75	147.95%	136.21%	132.39%	129.35%	126.86%	124.77%	123.00%	121.47%	120.13%	118.94%	117.89%	116.95%	116.09%	115.32%	114.61%	113.97%
76	144.90%	133.75%	130.13%	127.25%	124.90%	122.93%	121.26%	119.82%	118.55%	117.44%	116.46%	115.57%	114.77%	114.05%	113.39%	112.78%
77	141.99%	131.40%	127.97%	125.25%	123.03%	121.17%	119.60%	118.24%	117.06%	116.01%	115.09%	114.26%	113.51%	112.83%	112.21%	111.65%
78	139.23%	129.18%	125.93%	123.36%	121.26%	119.51%	118.03%	116.75%	115.64%	114.66%	113.79%	113.01%	112.31%	111.68%	111.10%	110.58%
79	136.61%	127.08%	124.00%	121.57%	119.59%	117.95%	116.55%	115.35%	114.31%	113.39%	112.58%	111.85%	111.20%	110.60%	110.07%	109.57%
80	134.15%	125.11%	122.20%	119.91%	118.04%	116.49%	115.18%	114.05%	113.07%	112.21%	111.45%	110.77%	110.16%	109.61%	109.10%	108.65%
81	131.83%	123.27%	120.52%	118.35%	116.59%	115.13%	113.89%	112.84%	111.92%	111.11%	110.40%	109.76%	109.19%	108.68%	108.21%	107.78%
82	129.67%	121.56%	118.96%	116.91%	115.25%	113.88%	112.72%	111.73%	110.87%	110.11%	109.45%	108.85%	108.32%	107.84%	107.40%	107.01%
83	127.65%	119.97%	117.51%	115.58%	114.02%	112.73%	111.64%	110.71%	109.90%	109.20%	108.57%	108.02%	107.52%	107.08%	106.67%	106.30%
84	125.74%	118.49%	116.16%	114.34%	112.87%	111.65%	110.63%	109.76%	109.00%	108.34%	107.76%	107.24%	106.78%	106.36%	105.99%	105.64%
85	123.96%	117.10%	114.90%	113.18%	111.79%	110.65%	109.69%	108.87%	108.17%	107.55%	107.01%	106.52%	106.09%	105.70%	105.35%	105.03%
86	122.29%	115.82%	113.74%	112.12%	110.81%	109.73%	108.83%	108.06%	107.40%	106.82%	106.31%	105.86%	105.46%	105.10%	104.77%	104.48%
87	120.74%	114.63%	112.67%	111.13%	109.89%	108.88%	108.03%	107.30%	106.68%	106.14%	105.67%	105.25%	104.87%	104.53%	104.23%	103.95%
88	119.30%	113.55%	111.70%	110.24%	109.07%	108.11%	107.31%	106.63%	106.05%	105.54%	105.09%	104.70%	104.34%	104.03%	103.74%	103.49%
89	117.98%	112.59%	110.83%	109.46%	108.35%	107.44%	106.68%	106.04%	105.49%	105.01%	104.58%	104.21%	103.88%	103.58%	103.32%	103.07%
90	116.75%	111.72%	110.07%	108.77%	107.72%	106.86%	106.14%	105.53%	105.01%	104.56%	104.16%	103.80%	103.49%	103.21%	102.96%	102.73%
91	115.60%	110.94%	109.39%	108.17%	107.18%	106.37%	105.69%	105.12%	104.62%	104.19%	103.82%	103.49%	103.19%	102.92%	102.68%	102.47%
92	114.42%	110.16%	108.71%	107.57%	106.64%	105.87%	105.24%	104.69%	104.23%	103.83%	103.47%	103.16%	102.88%	102.63%	102.41%	102.21%
93	113.23%	109.37%	108.04%	106.97%	106.10%	105.38%	104.78%	104.27%	103.84%	103.46%	103.13%	102.83%	102.57%	102.34%	102.14%	101.97%
94	112.00%	108.59%	107.37%	106.38%	105.57%	104.90%	104.34%	103.86%	103.45%	103.10%	102.79%	102.51%	102.27%	102.06%	101.97%	101.00%
95	110.72%	107.80%	106.72%	105.82%	105.07%	104.44%	103.91%	103.46%	103.07%	102.74%	102.45%	102.19%	101.97%	101.97%	101.00%	101.00%
96	109.36%	107.01%	106.08%	105.29%	104.62%	104.04%	103.55%	103.12%	102.76%	102.44%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.80%	106.10%	105.38%	104.74%	104.17%	103.67%	103.22%	102.82%	102.47%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.91%	104.94%	104.50%	104.07%	103.68%	103.30%	102.95%	102.63%	102.32%	102.04%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.39%	103.09%	102.94%	102.79%	102.65%	102.50%	102.35%	102.20%	102.05%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

86 APPENDIX D – APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)	Principal Benefit Variable Universal Life II
1-800-247-9988

Cash Value Accumulation Test (Percentage of Policy Value) – Unisex

		150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:

104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Principal Benefit Variable Universal Life II	APPENDIX D - APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST) 87
www.principal.com

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated October 3, 2008 and which is part of this prospectus.

Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Benefit Variable Universal Life II, Principal Financial Group, P.O. Box 9296, Des Moines, Iowa 50306-9296, 1-800-247-9988. You may also contact us through our internet site: www.principal.com

Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, Washington, D.C. 20549-0102.

Principal Benefit Variable Universal Life II
Investment Company Act File No. 333-149363

88 ADDITIONAL INFORMATION	Principal Benefit Variable Universal Life II
1-800-247-9988

PART B

STATEMENT OF ADDITIONAL INFORMATION

PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE II

dated October 3, 2008

The Statement of Additional Information provides information about the Principal Benefit Variable Universal Life II Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.

This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated October 3, 2008. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:

Principal Benefit Variable Universal Life II
Principal Financial Group
Des Moines, Iowa 50306-9296
Telephone: 1-800-247-9988

2	PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE II
1-800-247-9988

GENERAL INFORMATION AND HISTORY

The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Benefit Variable Universal Life II Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.

In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.

Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the Securities Exchange Commission. This registration does not involve Securities Exchange Commission supervision of the investments or investment policies of the separate account.

All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.

UNDERWRITERS

The principal underwriter of the Policy is Princor Financial Services Corporation (“Princor”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal Financial Group, 680 8th Street, Des Moines, Iowa 50392-0200. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the NASD. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Policy’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy.

UNDERWRITING PROCEDURES

Guaranteed maximum cost of insurance rates are based on 2001 CSO Mortality Unismoke Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender. The rates will reflect the insured’s risk class(es).

PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE II	GENERAL INFORMATION AND HISTORY 3
www.principal.com

PERFORMANCE DATA

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.

The Policy was not offered prior to October 3, 2008. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.

From time to time the Principal Variable Contracts Fund, Inc. advertises its Money Market division’s “yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2007, the 7-day annualized and effective yields were 4.43% and 4.53%, respectively.

In addition, the Separate Account advertises the “yield” for certain other divisions. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.

The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges (if any), transfer fees (if any), transaction fees (if any) cost of insurance charge, asset based charge, monthly policy issue charge (if any), monthly administrative charge (if any), policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, risk classification, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE II	PERFORMANCE DATA 4
www.principal.com

Following are the hypothetical average annual total returns for the periods ended December 31, 2007 assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception

AIM V.I. Capital Appreciation	May 5, 1993	11.73%	12.07%	4.61%	8.88%
AIM V.I. Core Equity	May 2, 1994	7.88	12.23	5.41	9.41
AIM V.I. Dynamics	August 25, 1997	12.19	17.64	6.59	6.70
AIM V.I. Global Health Care	May 22, 1997	11.86	11.84	8.49	9.00
AIM V.I. International Growth	May 5, 1993	14.72	22.66	8.96	10.20
AIM V.I. Small Cap Equity	August 29, 2003	3.54			12.06
AllianceBernstein Global Technology	January 11, 1996	20.20	15.56	7.33	7.53
AllianceBernstein International Growth	September 23, 1994	18.13	26.45	13.26	13.07
AllianceBernstein International Value	May 10, 2001	5.84	24.79		16.97
AllianceBernstein Small Cap Growth	August 5, 1996	14.08	17.78	2.47	4.27
AllianceBernstein Small/Mid Cap Value	May 2, 2001	1.70	15.96		12.55
American Century VP Income & Growth	October 30, 1997	−0.43	12.07	5.73	6.41
American Century VP International	May 2, 1994	17.92	18.88	8.03	8.71
American Century VP Mid Cap Value	October 29, 2004	−2.43			12.21
American Century VP Value	May 1, 1996	−5.31	11.58	7.65	9.74
American Century VP Vista	April 29, 2005	39.53			23.32
Calvert Income	April 25, 2002	5.00	6.38		6.79
Dreyfus IP Core Value	May 1, 1998	2.79	13.36		6.14
Dreyfus Socially Responsible Growth	October 7, 1993	7.49	10.03	2.82	8.06
Dreyfus VIF Appreciation	April 5, 1993	6.85	10.36	5.89	10.20
DWS Dreman Small Mid Cap Value	May 1, 1996	2.67	20.08	9.33	9.92
Fidelity VIP Contrafund	January 3, 1995	17.30	17.62	10.35	14.22
Fidelity VIP Equity-Income	November 3, 1986	1.27	13.15	6.51	10.61
Fidelity VIP High Income	October 1, 1985	2.54	10.06	1.60	4.46
Fidelity VIP Mid Cap	December 28, 1998	15.34	21.40		18.71
Franklin Income Securities	January 24, 1989	3.76	13.33	8.33	10.21
Franklin Mutual Discovery Securities	November 8, 1996	11.85	19.47	11.07	11.84
Franklin Mutual Shares Securities	November 8, 1996	3.48	13.80	8.78	9.77
Franklin Rising Dividends Securities	January 27, 1992	−2.69	10.27	7.78	10.07
Franklin Small Cap Value Securities	May 1, 1998	−2.38	15.22		7.82
Franklin Strategic Income Securities	July 1, 1999	5.91	8.93		7.15
Janus Aspen Balanced	December 31, 1999	10.29	10.06		4.42
Janus Aspen Flexible Bond	December 31, 1999	6.80	4.46		5.73
Janus Aspen MidCap Growth	September 13, 1993	21.74	20.20	8.33	11.42
Janus Aspen Forty	May 1, 1997	36.63	18.94	12.68	14.34
Janus Aspen Worldwide Growth	December 31, 1999	9.36	11.97		−2.01
MFS VIT Global Equity	May 3, 1999	8.97	16.86		8.30
MFS VIT Growth	July 24, 1995	20.87	15.72	5.67	8.96
MFS VIT New Discovery	May 1, 1998	2.25	11.44		7.02
MFS VIT Research International	April 28, 2005	12.52			20.36
MFS VIT Total Return	January 3, 1995	3.94	8.92	6.89	9.97
MFS VIT Utilities	January 3, 1995	27.56	27.94	12.69	16.03
MFS VIT Value	January 2, 2002	7.59	14.60		9.30
Neuberger Berman AMT Guardian	November 3, 1997	7.39	15.03	8.34	8.75
Neuberger Berman AMT Partners	March 22, 1994	9.34	18.42	6.82	11.32
Neuberger Berman AMT Small-Cap Growth	July 11, 2002	0.52	8.78		7.83
Oppenheimer Main Street Small Cap	July 16, 2001	−1.39	16.35		10.15
Pioneer Small Cap Value	November 8, 2001	−7.18	13.76		9.57
Principal VCF Bond	December 18, 1987	3.41	4.02	5.02	7.32
Principal VCF Diversified International	May 2, 1994	16.09	24.12	9.04	10.01
Principal VCF Government & High Quality Bond	April 9, 1987	4.90	3.30	5.18	7.03
Principal VCF International Emerging Markets	October 24, 2000	42.11	38.96		22.51
Principal VCF International SmallCap	May 1, 1998	9.23	29.84		14.54
Principal VCF LargeCap Blend II	May 1, 2002	5.13	11.74		7.06
Principal VCF LargeCap Growth	May 2, 1994	23.20	15.99	3.48	7.43
Principal VCF LargeCap Growth I	June 1, 1994	8.52	11.29	4.41	10.36
Principal VCF LargeCap S&P 500 Index	May 3, 1999	5.15	12.45		2.19
Principal VCF LargeCap Value	May 13, 1970	−0.10	12.53	4.76	11.79
Principal VCF LargeCap Value III	May 1, 2002	−3.71	12.31		7.82
Principal VCF MidCap Blend	December 18, 1987	9.45	16.38	9.68	13.88

5 PERFORMANCE DATA	PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE II
1-800-247-9988

	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception

Principal VCF MidCap Growth I	May 1, 1998	10.78	16.77		4.55
Principal VCF MidCap Stock	May 1, 2000	−7.86	12.31		10.19
Principal VCF MidCap Value II	May 3, 1999	−1.04	15.72		11.80
Principal VCF Money Market	March 18, 1983	4.89	2.75	3.51
Principal VCF Principal LifeTime 2010	August 30, 2004	3.74			9.31
Principal VCF Principal LifeTime 2020	August 30, 2004	4.87			11.23
Principal VCF Principal LifeTime 2030	August 30, 2004	5.97			11.47
Principal VCF Principal LifeTime 2040	August 30, 2004	6.54			12.26
Principal VCF Principal LifeTime 2050	August 30, 2004	6.62			12.47
Principal VCF Principal LifeTime Strategic Income	August 30, 2004	2.12			7.48
Principal VCF Real Estate Securities	May 1, 1998	−17.69	19.47		13.26
Principal VCF Short-Term Bond	May 1, 2003	3.07			2.43
Principal VCF SmallCap Growth II	May 1, 1998	5.00	14.61		2.44
Principal VCF SmallCap Value I	May 1, 1998	−9.52	16.15		10.45
Principal VCF Strategic Asset Management Balanced	June 3, 1997	8.66	11.49	8.99	8.95
Principal VCF Strategic Asset Management
Conservative Balanced	April 23, 1998	7.59	9.17		5.83
Principal VCF Strategic Asset Management
Conservative Growth	June 3, 1997	9.31	13.56	9.63	9.57
Principal VCF Strategic Asset Management
Flexible Income	September 9, 1997	6.10	7.18	6.87	6.89
Principal VCF Strategic Asset Management
Strategic Growth	June 3, 1997	9.61	14.92	10.38	10.49
Summit EAFE International Index	November 12, 2002	10.10	19.52		18.77
Summit Russell 2000 Small Cap Index	April 27, 2000	−2.40	15.01		6.11
Templeton Developing Markets Securities	March 4, 1996	28.78	32.02	11.72	6.12
Templeton Foreign Securities	May 1, 1992	15.46	19.34	8.07	10.54
Templeton Global Income Securities	January 24, 1989	11.00	11.25	8.26	7.93
Van Eck Worldwide Hard Assets Fund	September 1, 1989	45.36	37.62	14.86	11.22
Vanguard VIF MidCap Index	February 9, 1999	6.14	17.29		12.19

FINANCIAL STATEMENTS

PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE II	FINANCIAL STATEMENTS 6
www.principal.com

Report of Independent Registered Public Accounting Firm
The Board of Directors and Participants
Principal Life Insurance Company
We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Variable Life Separate Account [comprised of the AIM V.I. Capital Appreciation Series I, AIM V.I. Capital Appreciation Series II, AIM V.I. Core Equity Series I, AIM V.I. Core Equity Series II, AIM V.I. Dynamics Series I, AIM V.I. Global Health Care Series I, AIM V.I. International Growth Series I, AIM V.I. Mid Cap Core Equity Series II, AIM V.I. Small Cap Equity Series I, AIM V.I. Technology Series I, American Century VP Income & Growth, American Century VP Ultra, American Century VP II Income & Growth, American Century VP II International, American Century VP II MidCap Value, American Century VP II Ultra, American Century VP II Value, American Century VP II Vista, Asset Allocation, Balanced, Bond, Capital Value, Diversified International, Dreyfus IP Core Value Service Shares, Dreyfus Socially Responsible Growth Service Shares, Dreyfus VIF Appreciation Service Shares, Dreyfus VIF Developing Leaders Service Shares, Dreyfus VIF Quality Bond Service Shares, Equity Growth, Equity Income I, Fidelity VIP Equity-Income Initial Class, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP High Income Initial Class, Fidelity VIP High Income Service Class 2, Fidelity VIP II Asset Manager Service Class 2, Fidelity VIP II Contrafund Initial Class, Fidelity VIP II Contrafund Service Class 2, Fidelity VIP III Mid Cap Service Class 2, Franklin Income Securities Class 2, Franklin Mutual Discovery Securities Class 2, Franklin Mutual Shares Class 2, Franklin Rising Dividends Securities Class 2, Franklin Small Cap Value Securities Class 2, Franklin Templeton Developing Markets Securities Class 2, Franklin Templeton Foreign Securities Class 2, Goldman Sachs Structured Small Cap Equity Service Class I, Government & High Quality Bond, Growth, International Emerging Markets, International SmallCap, Janus Aspen Balanced Service Shares, Janus Aspen Flexible Bond Service Shares, Janus Aspen Fundamental Equity Service Shares, Janus Aspen International Growth Service Shares, Janus Aspen Mid Cap Growth Service Shares, Janus Aspen Worldwide Growth Service Shares, JP Morgan Bond Series Trust II, JP Morgan Small Company Series Trust II , LargeCap Blend, LargeCap Stock Index, LargeCap Value, MFS VIT Emerging Growth Service Class, MFS VIT Global Equity Service Class, MFS VIT MidCap Growth Service Class, MFS VIT New Discovery Service Class, MFS VIT Research International Service Class, MFS VIT Value Service Class, MidCap, MidCap Growth, MidCap Value, Money Market, Neuberger Berman AMT Fasciano S Class, Neuberger Berman AMT Guardian I Class, Neuberger Berman AMT Partners I Class, Principal LifeTime Strategic Income, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Putnam VT Growth & Income Class IB, Putnam VT International Equity Class IB, Putnam VT Voyager Class IB, Real Estate Securities, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short Term Bond,

SmallCap, SmallCap Growth, SmallCap Value, Summit Russell 2000 Small Cap Index, Summit S&P MidCap 400 Index, T. Rowe Price Equity Income II, Vanguard VIF Balanced, Vanguard VIF Equity Index, Vanguard VIF Mid-Cap Index, Wells Fargo Advantage VT Asset Allocation, Wells Fargo Advantage VT Equity Income, and Wells Fargo Advantage VT Large Company Growth Divisions] as of December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents or the performance of other procedures when confirmation was not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 2007, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
April 22, 2008

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities
December 31, 2007

	AIM V.I.	AIM V.I.
	Capital	Capital
	Appreciation	Appreciation
	Series I	Series II
	Division	Division

Assets
Investments in shares of mutual funds, at market	$2,977,214	$527,486

Liabilities	–	–

Net assets	$2,977,214	$527,486

Net assets
Accumulation units:
Benefit Variable Universal Life	$482,341	$–
Executive Variable Universal Life	846,370	–
Flex Variable Life	–	–
PrinFlex Life®	1,046,803	–
Survivorship Variable Universal Life	205,719	–
Variable Universal Life Accumulator	395,981	–
Variable Universal Life Accumulator II	–	442,768
Variable Universal Life Income	–	84,718

Total net assets	$2,977,214	$527,486

Investments in shares of mutual funds, at cost	$2,711,760	$477,148
Shares of mutual fund owned	101,369	18,221
Accumulation units outstanding:
Benefit Variable Universal Life	43,233	–
Executive Variable Universal Life	75,862	–
Flex Variable Life	–	–
PrinFlex Life®	93,829	–
Survivorship Variable Universal Life	18,439	–
Variable Universal Life Accumulator	35,493	–
Variable Universal Life Accumulator II	–	39,841
Variable Universal Life Income	–	7,623

Accumulation unit value:
Benefit Variable Universal Life	11.16	–
Executive Variable Universal Life	11.16	–
Flex Variable Life	11.02	–
PrinFlex Life®	11.16	–
Survivorship Variable Universal Life	11.16	–
Variable Universal Life Accumulator	11.16	–
Variable Universal Life Accumulator II	–	11.11
Variable Universal Life Income	–	11.11
See accompanying notes.

			AIM V.I.	AIM V.I.	AIM V.I.
AIM V.I.	AIM V.I.	AIM V.I.	Global	International	Mid Cap
Core Equity	Core Equity	Dynamics	Health Care	Growth	Core Equity
Series I	Series II	Series I	Series I	Series I	Series II
Division	Division	Division	Division	Division	Division

$8,760,541	$4,410,238	$2,117,938	$6,910,891	$7,850,496	$26,367
–	–	–	–	–	–

$8,760,541	$4,410,238	$2,117,938	$6,910,891	$7,850,496	$26,367

$52,995	–	$175,231	$566,746	$1,347,341	$26,367
1,090,285	–	1,178,897	840,264	6,503,155	–
76,445	–	3,919	23,731	–	–
5,355,429	–	578,723	2,981,132	–	–
496,270	–	30,835	377,025	–	–
1,689,117	–	150,333	1,088,541	–	–
–	2,874,705	–	755,690	–	–
–	1,535,533	–	277,762	–	–

$8,760,541	$4,410,238	$2,117,938	$6,910,891	$7,850,496	$26,367

$7,610,574	$3,984,606	$1,886,689	$5,524,022	$6,616,047	$26,157
300,946	152,709	110,080	287,236	233,437	1,825
4,155	–	14,190	43,032	59,747	2,143
85,489	–	95,464	63,802	288,379	–
6,299	–	333	1,894	–	–
419,920	–	46,863	226,361	–	–
38,913	–	2,497	28,628	–	–
132,445	–	12,174	82,654	–	–
–	154,690	–	57,381	–	–
–	82,628	–	21,091	–	–

12.75	–	12.35	13.17	22.55	12.30
12.75	–	12.35	13.17	22.55	12.30
12.14	–	11.75	12.53	–	–
12.75	–	12.35	13.17	–	–
12.75	–	12.35	13.17	–	–
12.75	–	12.35	13.17	–	–
–	18.58	–	13.17	–	–
–	18.58	–	13.17	–	–

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

	AIM V.I.
	Small Cap	AIM V.I.
	Equity	Technology
	Series I	Series I
	Division	Division

Assets
Investments in shares of mutual funds, at market	$3,226,685	$3,798,170

Liabilities	–	–

Net assets	$3,226,685	$3,798,170

Net assets
Accumulation units:
Benefit Variable Universal Life	$509,623	$223,452
Executive Variable Universal Life	1,448,497	1,937,826
Flex Variable Life	7,659	33,620
PrinFlex Life®	959,936	1,224,282
Survivorship Variable Universal Life	34,228	69,790
Variable Universal Life Accumulator	266,742	309,200
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–

Total net assets	$3,226,685	$3,798,170

Investments in shares of mutual funds, at cost	$3,332,798	$3,367,891
Shares of mutual fund owned	207,771	251,534
Accumulation units outstanding:
Benefit Variable Universal Life	51,831	31,919
Executive Variable Universal Life	147,406	276,815
Flex Variable Life	783	5,047
PrinFlex Life®	97,688	174,886
Survivorship Variable Universal Life	3,483	9,969
Variable Universal Life Accumulator	27,146	44,170
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–

Accumulation unit value:
Benefit Variable Universal Life	9.83	7.00
Executive Variable Universal Life	9.83	7.00
Flex Variable Life	9.78	6.66
PrinFlex Life®	9.83	7.00
Survivorship Variable Universal Life	9.83	7.00
Variable Universal Life Accumulator	9.83	7.00
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–
See accompanying notes.

American		American
Century VP	American	Century VP II	American	American
Income &	Century VP	Income &	Century VP II	Century VP II
Growth	Ultra	Growth	International	MidCap Value
Division	Division	Division	Division	Division

$4,155,398	$2,699,711	$1,879,755	$766,014	$345,322
–	–	–	–	–

$4,155,398	$2,699,711	$1,879,755	$766,014	$345,322

$–	$–	$114,095	$87,975	$10,603
–	–	732,268	678,039	334,719
19,921	16,043	–	–	–
2,812,111	1,408,618	–	–	–
242,506	486,353	–	–	–
1,080,860	788,697	–	–	–
–	–	632,601	–	–
–	–	400,791	–	–

$4,155,398	$2,699,711	$1,879,755	$766,014	$345,322

$3,355,793	$2,129,569	$1,751,595	$528,792	$369,190
491,182	222,198	222,720	64,697	26,666
–	–	7,920	4,659	883
–	–	50,831	35,910	27,863
1,606	1,436	–	–	–
215,732	119,968	–	–	–
18,604	41,420	–	–	–
82,918	67,169	–	–	–
–	–	43,912	–	–
–	–	27,821	–	–

–	–	14.41	18.88	12.01
–	–	14.41	18.88	12.01
12.40	11.17	–	–	–
13.04	11.74	–	–	–
13.04	11.74	–	–	–
13.04	11.74	–	–	–
–	–	14.41	–	–
–	–	14.41	–	–

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

	American	American
	Century VP II	Century VP II
	Ultra	Value
	Division	Division

Assets
Investments in shares of mutual funds, at market	$2,389,138	$11,691,507

Liabilities	–	–

Net assets	$2,389,138	$11,691,507

Net assets
Accumulation units:
Benefit Variable Universal Life	$169,460	$1,131,260
Executive Variable Universal Life	1,226,573	3,488,433
Flex Variable Life	–	9,906
PrinFlex Life®	–	2,921,468
Survivorship Variable Universal Life	–	854,595
Variable Universal Life Accumulator	–	769,803
Variable Universal Life Accumulator II	757,509	1,642,844
Variable Universal Life Income	235,596	873,198

Total net assets	$2,389,138	$11,691,507

Investments in shares of mutual funds, at cost	$2,032,475	$12,401,349
Shares of mutual fund owned	198,104	1,567,226
Accumulation units outstanding:
Benefit Variable Universal Life	13,014	77,172
Executive Variable Universal Life	94,201	237,975
Flex Variable Life	–	705
PrinFlex Life®	–	199,297
Survivorship Variable Universal Life	–	58,299
Variable Universal Life Accumulator	–	52,515
Variable Universal Life Accumulator II	58,176	112,073
Variable Universal Life Income	18,094	59,568

Accumulation unit value:
Benefit Variable Universal Life	13.02	14.66
Executive Variable Universal Life	13.02	14.66
Flex Variable Life	–	14.05
PrinFlex Life®	–	14.66
Survivorship Variable Universal Life	–	14.66
Variable Universal Life Accumulator	–	14.66
Variable Universal Life Accumulator II	13.02	14.66
Variable Universal Life Income	13.02	14.66
See accompanying notes.

American						Dreyfus IP
Century VP II	Asset			Capital	Diversified	Core Value
Vista	Allocation	Balanced	Bond	Value	International	Service Shares
Division	Division	Division	Division	Division	Division	Division

$51,889	$18,197,111	$19,321,099	$51,556,746	$66,963,695	$115,426,154	$691,928
–	–	–	–	–	–	–

$51,889	$18,197,111	$19,321,099	$51,556,746	$66,963,695	$115,426,154	$691,928

$46,272	$–	$–	$2,075,544	$168,187	$2,446,345	$50,421
5,617	–	–	8,907,075	2,109,233	19,010,614	641,507
–	127,031	3,000,629	2,549,159	5,770,605	146,896	–
–	14,023,269	13,224,743	25,485,520	32,812,908	54,444,838	–
–	1,378,060	812,450	1,868,947	1,575,925	3,750,992	–
–	1,502,586	1,161,486	3,325,084	21,917,348	20,911,985	–
–	1,012,891	809,380	5,037,380	1,739,743	9,343,399	–
–	153,274	312,411	2,308,037	869,746	5,371,085	–

$51,889	$18,197,111	$19,321,099	$51,556,746	$66,963,695	$115,426,154	$691,928

$48,306	$14,948,821	$16,811,670	$51,186,952	$60,817,200	$82,138,750	$618,466
2,367	1,223,747	1,158,339	4,310,765	1,929,789	5,326,541	37,625
3,014	–	–	115,869	8,443	93,928	3,426
366	–	–	497,245	105,881	729,922	43,593
–	9,047	79,713	75,250	116,216	7,326	–
–	624,588	753,054	1,422,753	1,647,172	2,090,436	–
–	82,982	61,608	119,821	117,168	188,998	–
–	66,924	66,138	185,627	1,100,229	802,925	–
–	45,113	46,088	281,216	87,333	358,744	–
–	6,827	17,789	128,848	43,660	206,225	–

15.35	–	–	17.91	19.92	26.04	14.72
15.35	–	–	17.91	19.92	26.04	14.72
–	14.04	37.64	33.88	49.65	20.05	–
–	22.45	17.56	17.91	19.92	26.04	–
–	16.61	13.19	15.60	13.45	19.85	–
–	22.45	17.56	17.91	19.92	26.04	–
–	22.45	17.56	17.91	19.92	26.04	–
–	22.45	17.56	17.91	19.92	26.04	–

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

Dreyfus
Socially
	Responsible	Dreyfus VIF
	Growth	Appreciation
	Service Shares	Service Shares
	Division	Division

Assets
Investments in shares of mutual funds, at market	$52,897	$1,349,699

Liabilities	–	–

Net assets	$52,897	$1,349,699

Net assets
Accumulation units:
Benefit Variable Universal Life	$47,582	$286,521
Executive Variable Universal Life	5,315	1,063,178
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–

Total net assets	$52,897	$1,349,699

Investments in shares of mutual funds, at cost	$42,226	$1,200,830
Shares of mutual fund owned	1,749	30,269
Accumulation units outstanding:
Benefit Variable Universal Life	3,965	21,218
Executive Variable Universal Life	443	78,732
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–

Accumulation unit value:
Benefit Variable Universal Life	12.00	13.50
Executive Variable Universal Life	12.00	13.50
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–
See accompanying notes.

Dreyfus VIF					Fidelity VIP	Fidelity VIP
Developing	Dreyfus VIF			Fidelity VIP	Equity-Income	Growth
Leaders	Quality Bond	Equity	Equity	Equity-Income	Service	Service
Service Shares	Service Shares	Growth	Income I	Initial Class	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$3,359,297	$533,855	$100,279,674	$7,985,086	$39,772,449	$18,229,824	$11,140,565
–	–	–	–	–	–	–

$3,359,297	$533,855	$100,279,674	$7,985,086	$39,772,449	$18,229,824	$11,140,565

$218,347	$225,918	$581,107	$–	$–	$1,550,827	$1,202,702
872,477	307,937	2,859,128	–	–	10,031,850	4,518,952
–	–	121,830	36,145	185,298	–	10,886
–	–	68,094,734	5,227,487	33,704,252	–	1,978,041
–	–	3,618,040	486,412	2,835,377	–	259,180
–	–	19,628,024	531,517	3,047,522	–	832,143
1,507,160	–	3,638,459	1,069,479	–	4,601,139	1,561,054
761,313	–	1,738,352	634,046	–	2,046,008	777,607

$3,359,297	$533,855	$100,279,674	$7,985,086	$39,772,449	$18,229,824	$11,140,565

$4,061,265	$538,320	$89,853,974	$8,036,264	$39,363,423	$19,507,636	$8,847,715
105,175	48,356	5,074,882	413,307	1,663,423	773,433	249,509
20,299	17,959	30,460	–	–	103,595	83,273
81,106	24,480	149,861	–	–	670,171	312,886
–	–	11,509	3,465	13,617	–	786
–	–	3,569,448	497,222	1,440,873	–	136,957
–	–	315,403	46,289	181,435	–	17,945
–	–	1,028,227	50,564	130,281	–	57,612
140,112	–	190,716	101,777	–	307,379	108,086
70,775	–	91,097	60,339	–	136,701	53,840

10.76	12.58	19.08	–	–	14.97	14.44
10.76	12.58	19.08	–	–	14.97	14.44
–	–	10.58	10.43	13.61	–	13.85
–	–	19.08	10.51	23.39	–	14.44
–	–	11.47	10.51	15.63	–	14.44
–	–	19.08	10.51	23.39	–	14.44
10.76	–	19.08	10.51	–	14.97	14.44
10.76	–	19.08	10.51	–	14.97	14.44

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

		Fidelity VIP
	Fidelity VIP	High Income
	High Income	Service
	Initial Class	Class 2
	Division	Division

Assets
Investments in shares of mutual funds, at market	$6,412,871	$5,762,637

Liabilities	–	–

Net assets	$6,412,871	$5,762,637

Net assets
Accumulation units:
Benefit Variable Universal Life	$–	$782,928
Executive Variable Universal Life	–	4,491,965
Flex Variable Life	23,811	–
PrinFlex Life®	5,813,928	–
Survivorship Variable Universal Life	305,282	–
Variable Universal Life Accumulator	269,850	–
Variable Universal Life Accumulator II	–	398,439
Variable Universal Life Income	–	89,305

Total net assets	$6,412,871	$5,762,637

Investments in shares of mutual funds, at cost	$7,034,927	$6,203,959
Shares of mutual fund owned	1,072,386	980,040
Accumulation units outstanding:
Benefit Variable Universal Life	–	47,076
Executive Variable Universal Life	–	270,094
Flex Variable Life	1,641	–
PrinFlex Life®	420,778	–
Survivorship Variable Universal Life	26,170	–
Variable Universal Life Accumulator	19,531	–
Variable Universal Life Accumulator II	–	23,957
Variable Universal Life Income	–	5,370

Accumulation unit value:
Benefit Variable Universal Life	–	16.63
Executive Variable Universal Life	–	16.63
Flex Variable Life	14.51	–
PrinFlex Life®	13.82	–
Survivorship Variable Universal Life	11.67	–
Variable Universal Life Accumulator	13.82	–
Variable Universal Life Accumulator II	–	16.63
Variable Universal Life Income	–	16.63
See accompanying notes.

					Franklin
Fidelity VIP II		Fidelity VIP II	Fidelity VIP III	Franklin	Mutual	Franklin
Asset Manager	Fidelity VIP II	Contrafund	Mid Cap	Income	Discovery	Mutual
Service	Contrafund	Service	Service	Securities	Securities	Shares
Class 2	Initial Class	Class 2	Class 2	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$2,023,197	$96,470,550	$40,251,814	$25,610,819	$9,406,826	$8,175,336	$6,834,033
–	–	–	–	–	–	–

$2,023,197	$96,470,550	$40,251,814	$25,610,819	$9,406,826	$8,175,336	$6,834,033

$540,475	$–	$5,569,254	$4,053,322	$1,758,016	$1,895,905	$1,540,542
1,482,722	–	25,403,345	17,998,071	7,648,810	6,279,431	5,293,491
–	515,177	–	–	–	–	–
–	85,889,460	–	–	–	–	–
–	4,840,146	–	–	–	–	–
–	5,225,767	–	–	–	–	–
–	–	5,716,468	2,103,697	–	–	–
–	–	3,562,747	1,455,729	–	–	–

$2,023,197	$96,470,550	$40,251,814	$25,610,819	$9,406,826	$8,175,336	$6,834,033

$1,861,588	$88,193,013	$44,272,586	$23,144,197	$9,172,325	$7,215,229	$6,606,101
123,895	3,457,726	1,465,834	718,799	543,433	345,096	338,486
36,651	–	286,846	179,979	99,250	92,599	95,228
100,545	–	1,308,405	799,164	431,818	306,697	327,216
–	27,967	–	–	–	–	–
–	2,593,315	–	–	–	–	–
–	251,789	–	–	–	–	–
–	157,785	–	–	–	–	–
–	–	294,429	93,410	–	–	–
–	–	183,500	64,638	–	–	–

14.75	–	19.42	22.52	17.71	20.47	16.18
14.75	–	19.42	22.52	17.71	20.47	16.18
–	18.42	–	–	–	–	–
–	33.12	–	–	–	–	–
–	19.22	–	–	–	–	–
–	33.12	–	–	–	–	–
–	–	19.42	22.52	–	–	–
–	–	19.42	22.52	–	–	–

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

	Franklin	Franklin
	Rising	Small Cap
	Dividends	Value
	Securities	Securities
	Class 2	Class 2
	Division	Division

Assets
Investments in shares of mutual funds, at market	$2,916,023	$5,219,897

Liabilities	–	–

Net assets	$2,916,023	$5,219,897

Net assets
Accumulation units:
Benefit Variable Universal Life	$696,993	$975,065
Executive Variable Universal Life	2,219,030	4,244,832
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–

Total net assets	$2,916,023	$5,219,897

Investments in shares of mutual funds, at cost	$2,821,342	$5,334,655
Shares of mutual fund owned	151,324	305,257
Accumulation units outstanding:
Benefit Variable Universal Life	49,827	59,866
Executive Variable Universal Life	158,635	260,614
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–

Accumulation unit value:
Benefit Variable Universal Life	13.99	16.29
Executive Variable Universal Life	13.99	16.29
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–
See accompanying notes.

Franklin	Franklin	Goldman Sachs
Templeton	Templeton	Structured	Government
Developing Markets	Foreign	Small Cap	& High		International
Securities	Securities	Equity Service	Quality		Emerging	International
Class 2	Class 2	Class I	Bond	Growth	Markets	SmallCap
Division	Division	Division	Division	Division	Division	Division

$2,169,080	$33,149	$361,422	$37,166,064	$30,968,055	$29,042,953	$65,296,135
–	–	–	–	–	–	–

$2,169,080	$33,149	$361,422	$37,166,064	$30,968,055	$29,042,953	$65,296,135

$308,791	$–	$73,714	$2,761,832	$359,903	$4,342	$3,416,102
1,860,289	33,149	287,708	7,382,755	1,837,070	392,177	13,395,861
–	–	–	320,888	32,375	362,784	194,235
–	–	–	17,374,805	25,371,099	15,042,713	34,971,243
–	–	–	1,647,845	1,504,198	1,227,822	2,423,337
–	–	–	4,050,408	653,329	3,066,255	3,366,028
–	–	–	2,555,642	663,790	5,367,658	4,810,386
–	–	–	1,071,889	546,291	3,579,202	2,718,943

$2,169,080	$33,149	$361,422	$37,166,064	$30,968,055	$29,042,953	$65,296,135

$1,888,257	$33,014	$457,922	$36,880,964	$25,578,088	$20,465,467	$56,221,423
135,567	1,637	33,746	3,271,661	1,728,128	1,051,900	2,912,406
17,569	–	7,916	152,603	21,059	105	91,020
105,841	3,074	30,898	407,928	107,492	9,449	356,921
–	–	–	25,123	2,679	9,118	7,770
–	–	–	960,032	1,484,531	362,442	931,786
–	–	–	105,778	138,204	29,583	75,928
–	–	–	223,802	38,228	73,879	89,686
–	–	–	141,211	38,840	129,329	128,170
–	–	–	59,226	31,965	86,238	72,444

17.58	10.79	9.31	18.10	17.09	41.50	37.53
17.58	10.79	9.31	18.10	17.09	41.50	37.53
–	–	–	12.77	12.09	39.79	25.00
–	–	–	18.10	17.09	41.50	37.53
–	–	–	15.58	10.88	41.50	31.92
–	–	–	18.10	17.09	41.50	37.53
–	–	–	18.10	17.09	41.50	37.53
–	–	–	18.10	17.09	41.50	37.53

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

	Janus	Janus
	Aspen	Aspen
	Balanced	Flexible Bond
	Service Shares	Service Shares
	Division	Division

Assets
Investments in shares of mutual funds, at market	$1,098,509	$3,707,605

Liabilities	–	–

Net assets	$1,098,509	$3,707,605

Net assets
Accumulation units:
Benefit Variable Universal Life	$180,972	$447,901
Executive Variable Universal Life	917,537	3,259,704
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–

Total net assets	$1,098,509	$3,707,605

Investments in shares of mutual funds, at cost	$1,028,758	$3,744,429
Shares of mutual fund owned	35,345	305,656
Accumulation units outstanding:
Benefit Variable Universal Life	12,098	32,989
Executive Variable Universal Life	61,337	240,088
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–

Accumulation unit value:
Benefit Variable Universal Life	14.96	13.58
Executive Variable Universal Life	14.96	13.58
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–
See accompanying notes.

Janus	Janus	Janus	Janus
Aspen	Aspen	Aspen	Aspen
Fundamental	International	Mid Cap	Worldwide		JP Morgan
Equity	Growth	Growth	Growth	JP Morgan Bond	Small Company
Service Shares	Service Shares	Service Shares	Service Shares	Series Trust II	Series Trust II
Division	Division	Division	Division	Division	Division

$2,460,447	$3,665,209	$7,471,395	$1,011,240	$2,866,360	$2,820,109
–	–	–	–	–

$2,460,447	$3,665,209	$7,471,395	$1,011,240	$2,866,360	$2,820,109

$406,053	$1,267,382	$189,024	$166,012	$235,658	$744,040
2,054,394	2,397,827	1,010,845	845,228	2,630,702	2,076,069
–	–	23,982	–	–	–
–	–	5,143,910	–	–	–
–	–	153,600	–	–	–
–	–	950,034	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–

$2,460,447	$3,665,209	$7,471,395	$1,011,240	$2,866,360	$2,820,109

$2,120,994	$3,150,199	$5,607,106	$859,088	$2,976,372	$2,941,475
95,145	56,816	191,820	28,868	256,383	175,598
25,639	41,315	13,853	12,104	18,753	49,813
129,717	78,167	74,081	61,626	209,340	138,991
–	–	1,847	–	–	–
–	–	376,980	–	–	–
–	–	11,257	–	–	–
–	–	69,626	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–

15.84	30.68	13.65	13.72	12.57	14.94
15.84	30.68	13.65	13.72	12.57	14.94
–	–	12.98	–	–	–
–	–	13.65	–	–	–
–	–	13.65	–	–	–
–	–	13.65	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

		LargeCap
	LargeCap	Stock
	Blend	Index
	Division	Division

Assets
Investments in shares of mutual funds, at market	$12,770,013	$41,350,323

Liabilities	–	–

Net assets	$12,770,013	$41,350,323

Net assets
Accumulation units:
Benefit Variable Universal Life	$474,658	$–
Executive Variable Universal Life	1,005,153	–
Flex Variable Life	61,041	602,424
PrinFlex Life®	3,853,970	32,513,854
Survivorship Variable Universal Life	280,174	1,806,818
Variable Universal Life Accumulator	1,323,717	2,456,778
Variable Universal Life Accumulator II	3,959,704	2,628,926
Variable Universal Life Income	1,811,596	1,341,523

Total net assets	$12,770,013	$41,350,323

Investments in shares of mutual funds, at cost	$11,398,017	$33,568,586
Shares of mutual fund owned	1,014,298	3,818,128
Accumulation units outstanding:
Benefit Variable Universal Life	32,758	–
Executive Variable Universal Life	69,370	–
Flex Variable Life	4,394	50,717
PrinFlex Life®	265,981	2,657,198
Survivorship Variable Universal Life	19,336	147,061
Variable Universal Life Accumulator	91,357	200,781
Variable Universal Life Accumulator II	273,277	214,849
Variable Universal Life Income	125,026	109,636

Accumulation unit value:
Benefit Variable Universal Life	14.49	–
Executive Variable Universal Life	14.49	–
Flex Variable Life	13.89	11.88
PrinFlex Life®	14.49	12.24
Survivorship Variable Universal Life	14.49	12.29
Variable Universal Life Accumulator	14.49	12.24
Variable Universal Life Accumulator II	14.49	12.24
Variable Universal Life Income	14.49	12.24
See accompanying notes.

	MFS VIT	MFS VIT	MFS VIT		MFS VIT
	Emerging	Global	MidCap	MFS VIT	Research
LargeCap	Growth	Equity	Growth	New Discovery	International
Value	Service Class	Service Class	Service Class	Service Class	Service Class
Division	Division	Division	Division	Division	Division

$21,792,811	$697,794	$235,402	$586,596	$1,660,097	$2,975
–	–	–	–	–	–

$21,792,811	$697,794	$235,402	$586,596	$1,660,097	$2,975

$1,165,387	$250,974	$42,355	$79,760	$326,813	$2,975
6,004,338	446,820	193,047	506,836	573,459	–
97,100	–	–	–	–	–
5,491,606	–	–	–	–	–
906,923	–	–	–	–	–
1,792,909	–	–	–	–	–
4,102,484	–	–	–	641,772	–
2,232,064	–	–	–	118,053	–

$21,792,811	$697,794	$235,402	$586,596	$1,660,097	$2,975

$20,914,462	$590,470	$232,502	$548,494	$1,667,438	$2,893
1,617,878	28,354	15,217	78,005	101,784	186
77,718	16,113	3,062	6,200	25,059	281
400,422	28,687	13,957	39,399	43,971	–
6,755	–	–	–	–	–
366,230	–	–	–	–	–
60,482	–	–	–	–	–
119,569	–	–	–	–	–
273,590	–	–	–	49,211	–
148,854	–	–	–	9,052	–

15.00	15.58	13.83	12.86	13.04	10.58
15.00	15.58	13.83	12.86	13.04	10.58
14.38	–	–	–	–	–
15.00	–	–	–	–	–
15.00	–	–	–	–	–
15.00	–	–	–	–	–
15.00	–	–	–	13.04	–
15.00	–	–	–	13.04	–

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

	MFS VIT
	Value
	Service Class	MidCap
	Division	Division

Assets
Investments in shares of mutual funds, at market	$2,986,115	$92,374,110

Liabilities	–	–

Net assets	$2,986,115	$92,374,110

Net assets
Accumulation units:
Benefit Variable Universal Life	$405,241	$1,159,188
Executive Variable Universal Life	2,580,874	3,620,303
Flex Variable Life	–	15,683,630
PrinFlex Life®	–	56,403,098
Survivorship Variable Universal Life	–	3,115,096
Variable Universal Life Accumulator	–	5,185,320
Variable Universal Life Accumulator II	–	4,822,823
Variable Universal Life Income	–	2,384,652

Total net assets	$2,986,115	$92,374,110

Investments in shares of mutual funds, at cost	$2,812,722	$80,726,040
Shares of mutual fund owned	197,494	2,196,768
Accumulation units outstanding:
Benefit Variable Universal Life	24,759	38,251
Executive Variable Universal Life	157,683	119,465
Flex Variable Life	–	168,198
PrinFlex Life®	–	1,861,233
Survivorship Variable Universal Life	–	129,820
Variable Universal Life Accumulator	–	171,109
Variable Universal Life Accumulator II	–	159,147
Variable Universal Life Income	–	78,690

Accumulation unit value:
Benefit Variable Universal Life	16.37	30.30
Executive Variable Universal Life	16.37	30.30
Flex Variable Life	–	93.24
PrinFlex Life®	–	30.30
Survivorship Variable Universal Life	–	24.00
Variable Universal Life Accumulator	–	30.30
Variable Universal Life Accumulator II	–	30.30
Variable Universal Life Income	–	30.30
See accompanying notes.

			Neuberger	Neuberger	Neuberger
			Berman AMT	Berman AMT	Berman AMT
MidCap	MidCap	Money	Fasciano	Guardian	Partners
Growth	Value	Market	S Class	I Class	I Class
Division	Division	Division	Division	Division	Divison

$19,869,619	$25,740,652	$114,089,370	$134,096	$546,825	$1,631,507

–	–	–	–	–	–

$19,869,619	$25,740,652	$114,089,370	$134,096	$546,825	$1,631,507

$313,606	$1,448,827	$6,569,775	$14,393	$72,068	$107,735
1,786,248	5,686,047	58,379,875	119,703	474,757	1,523,772
61,031	118,538	393,152	–	–	–
10,812,622	9,235,740	30,458,828	–	–	–
971,580	1,150,326	3,761,211	–	–	–
1,789,858	2,169,340	2,354,837	–	–	–
2,914,870	3,716,067	7,688,367	–	–	–
1,219,804	2,215,767	4,483,325	–	–	–

$19,869,619	$25,740,652	$114,089,370	$134,096	$546,825	$1,631,507

$17,629,001	$26,142,136	$114,089,370	$138,129	$496,666	$1,703,799
1,711,423	1,690,128	114,089,370	9,248	25,904	78,551

20,299	80,364	444,573	1,370	4,806	8,627
115,618	315,397	3,951,448	11,395	31,661	122,021
4,507	6,910	19,117	–	–	–
699,865	512,296	2,060,722	–	–	–
62,191	63,807	287,678	–	–	–
115,849	120,331	159,323	–	–	–
188,670	206,125	520,183	–	–	–
78,954	122,906	303,458	–	–	–

15.45	18.03	14.78	10.51	15.00	12.49
15.45	18.03	14.78	10.51	15.00	12.49
13.54	17.15	20.57	–	–	–
15.45	18.03	14.78	–	–	–
15.62	18.03	13.07	–	–	–
15.45	18.03	14.78	–	–	–
15.45	18.03	14.78	–	–	–
15.45	18.03	14.78	–	–	–

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

	Principal
	LifeTime	Principal
	Strategic	LifeTime
	Income	2010
	Division	Division

Assets
Investments in shares of mutual funds, at market	$420,748	$1,578,882

Liabilities	–	–

Net assets	$420,748	$1,578,882

Net assets
Accumulation units:
Benefit Variable Universal Life	$10,434	$206,553
Executive Variable Universal Life	242,229	776,674
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	4,598	191,184
Variable Universal Life Income	163,487	404,471

Total net assets	$420,748	$1,578,882

Investments in shares of mutual funds, at cost	$418,740	$1,545,459
Shares of mutual fund owned	34,715	122,016
Accumulation units outstanding:
Benefit Variable Universal Life	820	15,345
Executive Variable Universal Life	19,034	57,702
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	361	14,204
Variable Universal Life Income	12,850	30,050

Accumulation unit value:
Benefit Variable Universal Life	12.72	13.46
Executive Variable Universal Life	12.72	13.46
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	12.72	13.46
Variable Universal Life Income	12.72	13.46
See accompanying notes.

				Putnam VT	Putnam VT
Principal	Principal	Principal	Principal	Growth &	International	Putnam VT
LifeTime	LifeTime	LifeTime	LifeTime	Income	Equity	Voyager
2020	2030	2040	2050	Class IB	Class IB	Class IB
Division	Division	Division	Division	Division	Division	Division

$5,925,227	$6,948,872	$5,120,488	$3,525,835	$343,980	$3,826,029	$26,410,082

–	–	–	–	–	–	–

$5,925,227	$6,948,872	$5,120,488	$3,525,835	$343,980	$3,826,029	$26,410,082

$1,023,738	$520,989	$168,876	$272,181	$162,636	$1,732,060	$67,979
1,886,593	1,666,615	346,479	571,733	181,344	2,093,969	1,038,327
–	–	–	–	–	–	13,950
–	–	–	–	–	–	22,663,873
–	–	–	–	–	–	1,071,901
–	–	–	–	–	–	1,554,052
797,905	1,102,240	825,508	722,309	–	–	–
2,216,991	3,659,028	3,779,625	1,959,612	–	–	–

$5,925,227	$6,948,872	$5,120,488	$3,525,835	$343,980	$3,826,029	$26,410,082

$5,669,589	$6,558,067	$4,858,801	$3,342,825	$379,921	$3,413,494	$28,524,523
427,506	496,703	356,332	243,497	14,878	201,795	832,338

71,767	36,262	11,482	18,391	12,404	93,322	5,406
132,258	116,001	23,558	38,632	13,831	112,822	82,568
–	–	–	–	–	–	1,525
–	–	–	–	–	–	1,802,238
–	–	–	–	–	–	102,519
–	–	–	–	–	–	123,577
55,961	76,716	56,128	48,806	–	–	–
155,420	254,661	256,986	132,411	–	–	–

14.26	14.37	14.71	14.80	13.11	18.56	12.58
14.26	14.37	14.71	14.80	13.11	18.56	12.58
–	–	–	–	–	–	9.15
–	–	–	–	–	–	12.58
–	–	–	–	–	–	10.46
–	–	–	–	–	–	12.58
14.26	14.37	14.71	14.80	–	–	–
14.26	14.37	14.71	14.80	–	–	–

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

		SAM
	Real Estate	Balanced
	Securities	Portfolio
	Division	Division

Assets
Investments in shares of mutual funds, at market	$39,638,839	$813,967

Liabilities	–	–

Net assets	$39,638,839	$813,967

Net assets
Accumulation units:
Benefit Variable Universal Life	$2,599,361	$–
Executive Variable Universal Life	10,298,667	399,622
Flex Variable Life	78,963	–
PrinFlex Life®	14,957,833	–
Survivorship Variable Universal Life	3,240,487	–
Variable Universal Life Accumulator	3,276,383	–
Variable Universal Life Accumulator II	3,275,952	38,725
Variable Universal Life Income	1,911,193	375,620

Total net assets	$39,638,839	$813,967

Investments in shares of mutual funds, at cost	$40,100,467	$806,549
Shares of mutual fund owned	2,079,687	42,460

Accumulation units outstanding:
Benefit Variable Universal Life	77,893	–
Executive Variable Universal Life	308,613	38,422
Flex Variable Life	2,876	–
PrinFlex Life®	448,230	–
Survivorship Variable Universal Life	90,221	–
Variable Universal Life Accumulator	98,181	–
Variable Universal Life Accumulator II	98,168	3,723
Variable Universal Life Income	57,272	36,114

Accumulation unit value:
Benefit Variable Universal Life	33.37	10.40
Executive Variable Universal Life	33.37	10.40
Flex Variable Life	27.46	–
PrinFlex Life®	33.37	–
Survivorship Variable Universal Life	35.92	–
Variable Universal Life Accumulator	33.37	–
Variable Universal Life Accumulator II	33.37	10.40
Variable Universal Life Income	33.37	10.40
See accompanying notes.

SAM	SAM	SAM	SAM
Conservative	Conservative	Flexible	Strategic
Balanced	Growth	Income	Growth	Short Term
Portfolio	Portfolio	Portfolio	Portfolio	Bond
Division	Division	Division	Division	Division

$175,216	$2,204,577	$53,648	$2,075,409	$3,799,816

–	–	–	–	–

$175,216	$2,204,577	$53,648	$2,075,409	$3,799,816

$–	$31,127	$–	$278,998	$266,373
87,233	310,998	–	388,032	1,594,496
–	–	–	–	23,907
–	–	–	–	604,505
–	–	–	–	107,676
–	–	–	–	377,660
14,376	164,370	97	349,995	515,606
73,607	1,698,082	53,551	1,058,384	309,593

$175,216	$2,204,577	$53,648	$2,075,409	$3,799,816

$175,274	$2,226,905	$53,016	$2,081,250	$3,777,775
13,406	104,088	3,736	86,801	371,439

—	2,993	–	26,839	23,904
8,410	29,900	–	37,328	143,088
–	–	–	–	2,221
–	–	–	–	54,247
–	–	–	–	9,663
–	–	–	–	33,891
1,386	15,803	9	33,668	46,270
7,096	163,257	5,195	101,813	27,782

10.37	10.40	10.31	10.40	11.14
10.37	10.40	10.31	10.40	11.14
–	–	–	–	10.76
–	–	–	–	11.14
–	–	–	–	11.14
–	–	–	–	11.14
10.37	10.40	10.31	10.40	11.14
10.37	10.40	10.31	10.40	11.14

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

		SmallCap
	SmallCap	Growth
	Division	Division

Assets
Investments in shares of mutual funds, at market	$27,223,324	$22,496,216

Liabilities	–	–

Net assets	$27,223,324	$22,496,216

Net assets
Accumulation units:
Benefit Variable Universal Life	$293,981	$525,904
Executive Variable Universal Life	1,662,754	3,309,932
Flex Variable Life	129,405	56,555
PrinFlex Life®	10,461,186	14,674,101
Survivorship Variable Universal Life	640,762	966,490
Variable Universal Life Accumulator	12,525,654	1,048,315
Variable Universal Life Accumulator II	952,453	1,358,529
Variable Universal Life Income	557,129	556,390

Total net assets	$27,223,324	$22,496,216

Investments in shares of mutual funds, at cost	$24,475,390	$21,048,375
Shares of mutual fund owned	2,772,233	1,982,046

Accumulation units outstanding:
Benefit Variable Universal Life	19,362	41,778
Executive Variable Universal Life	109,518	262,930
Flex Variable Life	9,784	7,264
PrinFlex Life®	689,029	1,165,679
Survivorship Variable Universal Life	40,566	96,984
Variable Universal Life Accumulator	825,005	83,277
Variable Universal Life Accumulator II	62,734	107,918
Variable Universal Life Income	36,695	44,198

Accumulation unit value:
Benefit Variable Universal Life	15.18	12.59
Executive Variable Universal Life	15.18	12.59
Flex Variable Life	13.23	7.79
PrinFlex Life®	15.18	12.59
Survivorship Variable Universal Life	15.80	9.97
Variable Universal Life Accumulator	15.18	12.59
Variable Universal Life Accumulator II	15.18	12.59
Variable Universal Life Income	15.18	12.59
See accompanying notes.

	Summit	Summit
	Russell 2000	S&P	T. Rowe Price	Vanguard
SmallCap	Small Cap	MidCap	Equity	VIF
Value	Index	400 Index	Income II	Balanced
Division	Division	Division	Division	Division

$36,103,116	$698,632	$–	$37,446	$21,821,683

–	–	–	–	–

$36,103,116	$698,632	$–	$37,446	$21,821,683

$1,863,896	$86,169	$–	$4,000	$5,971,655
8,554,867	612,463	–	33,446	15,850,028
138,099	–	–	–	–
17,658,054	–	–	–	–
1,489,904	–	–	–	–
2,659,387	–	–	–	–
2,386,716	–	–	–	–
1,352,193	–	–	–	–

$36,103,116	$698,632	$–	$37,446	$21,821,683

$36,529,518	$743,352	$–	$36,984	$20,584,319
2,301,027	10,462	–	1,583	1,051,141

71,125	7,505	–	326	367,515
326,449	53,342	–	2,724	975,463
7,639	–	–	–	–
673,824	–	–	–	–
53,044	–	–	–	–
101,481	–	–	–	–
91,076	–	–	–	–
51,599	–	–	–	–

26.21	11.48	–	12.28	16.25
26.21	11.48	–	12.28	16.25
18.08	–	–	–	–
26.21	–	–	–	–
28.09	–	–	–	–
26.21	–	–	–	–
26.21	11.48	10.08	–	–
26.21	11.48	10.08	–	–

Principal Life Insurance Company
Variable Life Separate Account
Statements of Assets and Liabilities (continued)
December 31, 2007

Vanguard
	Vanguard	VIF
	VIF Equity	Mid-Cap
	Index	Index
	Division	Division

Assets
Investments in shares of mutual funds, at market	$21,186,096	$11,181,584

Liabilities	–	–

Net assets	$21,186,096	$11,181,584

Net assets
Accumulation units:
Benefit Variable Universal Life	$4,459,265	$2,954,603
Executive Variable Universal Life	16,726,831	8,226,981
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–

Total net assets	$21,186,096	$11,181,584

Investments in shares of mutual funds, at cost	$20,210,999	$11,021,157
Shares of mutual fund owned	717,200	601,808
Accumulation units outstanding:
Benefit Variable Universal Life	304,862	168,031
Executive Variable Universal Life	1,143,553	467,875
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–

Accumulation unit value:
Benefit Variable Universal Life	14.63	17.58
Executive Variable Universal Life	14.63	17.58
Flex Variable Life	–	–
PrinFlex Life®	–	–
Survivorship Variable Universal Life	–	–
Variable Universal Life Accumulator	–	–
Variable Universal Life Accumulator II	–	–
Variable Universal Life Income	–	–
See accompanying notes.

		Wells Fargo
Wells Fargo	Wells Fargo	Advantage VT
Advantage VT	Advantage VT	Large
Asset	Equity	Company
Allocation	Income	Growth
Division	Division	Division

$1,749,612	$611,481	$849,796

–	–	–

$1,749,612	$611,481	$849,796

$20,001	$–	$16,101
462,207	–	481,797
8,053	–	–
396,185	151,355	70,545
70,528	108,884	24,858
248,238	43,927	22,908
295,221	101,691	178,857
249,179	205,624	54,730

$1,749,612	$611,481	$849,796

$1,620,677	$578,388	$761,190
119,509	32,630	82,345

1,325	–	1,371
30,620	–	41,012
557	–	–
26,251	10,612	6,005
4,673	7,635	2,116
16,451	3,080	1,950
19,561	7,130	15,225
16,510	14,418	4,659

15.09	14.26	11.75
15.09	14.26	11.75
14.47	13.67	11.26
15.09	14.26	11.75
15.09	14.26	11.75
15.09	14.26	11.75
15.09	14.26	11.75
15.09	14.26	11.75

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations
For the Year Ended December 31, 2007, Except as Noted

	AIM V.I.	AIM V.I.
	Capital	Capital
	Appreciation	Appreciation
	Series I	Series II
	Division	Division

Investment income (loss)
Income:
Dividends	$–	$–

Expenses:
Mortality and expense risks	–	–

Net investment income (loss)	–	–

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	69,802	4,892
Capital gains distributions	–	–

Total realized gains (losses) on investments	69,802	4,892

Change in net unrealized appreciation or depreciation of investments	253,026	46,503

Net increase (decrease) in net assets resulting from operations	$322,828	$51,395

See accompanying notes.

			AIM V.I.	AIM V.I.	AIM V.I.
AIM V.I.	AIM V.I.	AIM V.I.	Global	International	Mid Cap
Core Equity	Core Equity	Dynamics	Health Care	Growth	Core Equity
Series I	Series II	Series I	Series I	Series I	Series II
Division	Division	Division	Division	Division	Division

$97,044	$41,314	$–	$–	$31,402	$12

630	–	6	151	–	–

96,414	41,314	(6)	(151)	31,402	12

191,297	47,199	104,786	211,999	279,667	17
–	–	–	–	–	374

191,297	47,199	104,786	211,999	279,667	391

285,657	173,012	29,683	506,492	409,559	210

$573,368	$261,525	$134,463	$718,340	$720,628	$613

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

	AIM V.I.
	Small Cap	AIM V.I.
	Equity	Technology
	Series I	Series I
	Division (1)	Division

Investment income (loss)
Income:
Dividends	$1,375	$–

Expenses:
Mortality and expense risks	38	237

Net investment income (loss)	1,337	(237)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	26,141	169,432
Capital gains distributions	91,983	–

Total realized gains (losses) on investments	118,124	169,432

Change in net unrealized appreciation or depreciation of investments	(106,113)	64,277

Net increase (decrease) in net assets resulting from operations	$13,348	$233,472

(1)	Commenced operations April 30, 2007.
See accompanying notes.

American		American
Century VP	American	Century VP II	American	American
Income &	Century VP	Income &	Century VP II	Century VP II
Growth	Ultra	Growth	International	MidCap Value
Division	Division	Division	Division	Division

$78,021	$–	$33,536	$5,290	$1,826

194	108	–	–	–

77,827	(108)	33,536	5,290	1,826

141,338	111,858	80,486	146,440	854
–	–	–	–	349

141,338	111,858	80,486	146,440	1,203

(220,809)	383,311	(129,350)	17,861	(25,585)

$(1,644)	$495,061	$(15,328)	$169,591	$(22,556)

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

	American	American
	Century VP II	Century VP II
	Ultra	Value
	Division	Division

Investment income (loss)
Income:
Dividends	$–	$169,483

Expenses:
Mortality and expense risks	–	78

Net investment income (loss)	–	169,405

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	93,878	122,593
Capital gains distributions	–	968,454

Total realized gains (losses) on investments	93,878	1,091,047

Change in net unrealized appreciation or depreciation of investments	311,782	(1,928,589)

Net increase (decrease) in net assets resulting from operations	$405,660	$(668,137)

See accompanying notes.

American						Dreyfus IP
Century VP II	Asset			Capital	Diversified	Core Value
Vista	Allocation	Balanced	Bond	Value	International	Service Shares
Division	Division	Division	Division	Division	Division	Division

$–	$257,043	$520,869	$2,111,521	$1,128,553	$947,836	$20,668

–	955	22,816	20,933	48,391	1,308	–

–	256,088	498,053	2,090,588	1,080,162	946,528	20,668

522	916,068	571,827	133,885	938,712	3,943,290	216,424
–	811,917	–	–	4,072,377	9,188,398	113,756

522	1,727,985	571,827	133,885	5,011,089	13,131,688	330,180

3,289	57,789	(28,977)	(613,531)	(6,110,749)	983,534	(247,280)

$3,811	$2,041,862	$1,040,903	$1,610,942	$(19,498)	$15,061,750	$103,568

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

	Dreyfus
	Socially
	Responsible	Dreyfus VIF
	Growth	Appreciation
	Service Shares	Service Shares
	Division	Division

Investment income (loss)
Income:
Dividends	$202	$12,711

Expenses:
Mortality and expense risks	–	–

Net investment income (loss)	202	12,711

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,226	17,051
Capital gains distributions	–	–

Total realized gains (losses) on investments	5,226	17,051

Change in net unrealized appreciation or depreciation of investments	(348)	43,136

Net increase (decrease) in net assets resulting from operations	$5,080	$72,898

(1)	Commenced operations January 5, 2007.
See accompanying notes.

Dreyfus VIF					Fidelity VIP	Fidelity VIP
Developing	Dreyfus VIF			Fidelity VIP	Equity-Income	Growth
Leaders	Quality Bond	Equity	Equity	Equity-Income	Service	Service
Service Shares	Service Shares	Growth	Income I	Initial Class	Class 2	Class 2
Division	Division	Division	Division (1)	Division	Division	Division

$14,816	$49,322	$505,152	$76,316	$754,468	$305,599	$30,676

–	–	814	284	1,499	–	48

14,816	49,322	504,338	76,032	752,969	305,599	30,628

(33,974)	(17,145)	1,397,525	41,063	941,722	247,853	373,156
409,361	–	–	354,904	3,327,382	1,542,343	6,878

375,387	(17,145)	1,397,525	395,967	4,269,104	1,790,196	380,034

(806,780)	(1,988)	5,404,186	(51,178)	(4,363,950)	(2,021,777)	1,550,669

$(416,577)	$30,189	$7,306,049	$420,821	$658,123	$74,018	$1,961,331

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

		Fidelity VIP
	Fidelity VIP	High Income
	High Income	Service
	Initial Class	Class 2
	Division	Division

Investment income (loss)
Income:
Dividends	$536,418	$469,758

Expenses:
Mortality and expense risks	168	–

Net investment income (loss)	536,250	469,758

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(63,705)	(3,318)
Capital gains distributions	–	–

Total realized gains (losses) on investments	(63,705)	(3,318)

Change in net unrealized appreciation or depreciation of investments	(297,047)	(356,927)

Net increase (decrease) in net assets resulting from operations	$175,498	$109,513

See accompanying notes.

					Franklin
Fidelity VIP II		Fidelity VIP II	Fidelity VIP III	Franklin	Mutual	Franklin
Asset Manager	Fidelity VIP II	Contrafund	Mid Cap	Income	Discovery	Mutual
Service	Contrafund	Service	Service	Securities	Securities	Shares
Class 2	Initial Class	Class 2	Class 2	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$92,277	$869,059	$281,129	$105,824	$215,235	$104,105	$86,401

–	4,920	–	–	–	–	–

92,277	864,139	281,129	105,824	215,235	104,105	86,401

23,832	3,759,305	392,218	286,024	152,806	291,419	139,286
36,186	23,209,751	9,592,317	1,654,364	39,916	85,640	211,537

60,018	26,969,056	9,984,535	1,940,388	192,722	377,059	350,823

81,542	(12,733,624)	(5,153,080)	757,103	(252,936)	196,933	(337,553)

$233,837	$15,099,571	$5,112,584	$2,803,315	$155,021	$678,097	$99,671

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

	Franklin		Franklin
	Rising		Small Cap
	Dividends		Value
	Securities		Securities
	Class 2		Class 2
	Division		Division

Investment income (loss) Income:
Dividends	$97,965		$32,729
Expenses:
Mortality and expense risks	–		–

Net investment income (loss)	97,965		32,729

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	148,168		141,655
Capital gains distributions	60,086		336,547

Total realized gains (losses) on investments	208,254		478,202

Change in net unrealized appreciation or depreciation of investments	(388,675)	(6	63,553)

Net increase (decrease) in net assets resulting from operations	$(82,456)		$(152,622)

(1)	Commenced operations May 1, 2007.
See accompanying notes.

Franklin	Franklin	Goldman Sachs
Templeton	Templeton	Structured	Government
Developing Markets	Foreign	Small Cap	& High		International
Securities	Securities	Equity Service	Quality		Emerging	International
Class 2	Class 2	Class I	Bond	Growth	Markets	SmallCap
Division	Division (1)	Division	Division	Division	Division	Division

$35,577	$–	$1,508	$1,382,195	$44,869	$196,088	$927,415

–	–	–	1,885	206	2,132	1,363

35,577	–	1,508	1,380,310	44,663	193,956	926,052

87,254	(1)	(18,052)	(60,662)	325,677	1,155,569	3,196,268
122,248	–	39,108	–	–	1,679,730	10,490,173

209,502	(1)	21,056	(60,662)	325,677	2,835,299	13,686,441

172,598	135	(91,459)	341,202	5,341,930	4,411,039	(9,636,212)

$417,677	$134	$(68,895)	$1,660,850	$5,712,270	$7,440,294	$4,976,281

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

	Janus	Janus
	Aspen	Aspen
	Balanced	Flexible Bond
	Service Shares	Service Shares
	Division	Division

Investment income (loss)
Income:
Dividends	$17,105	$153,166

Expenses:
Mortality and expense risks	–	–

Net investment income (loss)	17,105	153,166

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,300	(12,819)
Capital gains distributions	–	–

Total realized gains (losses) on investments	3,300	(12,819)

Change in net unrealized appreciation or depreciation of investments	39,680	95,245

Net increase (decrease) in net assets resulting from operations	$60,085	$235,592

See accompanying notes.

Janus	Janus	Janus	Janus
Aspen	Aspen	Aspen	Aspen
Fundamental	International	Mid Cap	Worldwide		JP Morgan
Equity	Growth	Growth	Growth	JP Morgan Bond	Small Company
Service Shares	Service Shares	Service Shares	Service Shares	Series Trust II	Series Trust II
Division	Division	Division	Division	Division	Division

$2,403	$10,332	$4,087	$5,426	$152,531	$233

—	—	120	—	—	—

2,403	10,332	3,967	5,426	152,531	233

55,805	19,067	269,524	42,644	(2,524)	28,961
13,009	—	27,633	—	—	125,447

68,814	19,067	297,157	42,644	(2,524)	154,408

151,879	409,831	709,919	25,799	(129,302)	(337,575)

$223,096	$439,230	$1,011,043	$73,869	$20,705	$(182,934)

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

		LargeCap
	LargeCap	Stock
	Blend	Index
	Division	Division

Investment income (loss) Income:
Dividends	$79,545	$578,851

Expenses:
Mortality and expense risks	480	3,212
Net investment income (loss)	79,065	575,639

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	254,226	1,416,730
Capital gains distributions	399,063	—

Total realized gains (losses) on investments	653,289	1,416,730

Change in net unrealized appreciation or depreciation of investments	(199,733)	97,904

Net increase (decrease) in net assets resulting from operations	$532,621	$2,090,273

(1)	Commenced operations May 1, 2007.
See accompanying notes.

	MFS VIT	MFS VIT	MFS VIT		MFS VIT
	Emerging	Global	MidCap	MFS VIT	Research
LargeCap	Growth	Equity	Growth	New Discovery	International
Value	Service Class	Service Class	Service Class	Service Class	Service Class
Division	Division	Division	Division	Division	Division (1)

$268,982	$–	$4,449	$–	$–	$–

792	–	–	–	–	–

268,190	–	4,449	–	–	–

465,475	19,451	2,101	22,085	78,311	–
737,236	–	14,451	18,053	92,228	–

1,202,711	19,451	16,552	40,138	170,539	–

(2,472,800)	70,878	(834)	12,010	(187,638)	82

$(1,001,899)	$90,329	$20,167	$52,148	$(17,099)	$82

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

	MFS VIT
	Value
	Service Class	MidCap
	Division	Division

Investment income (loss)
Income:
Dividends	$12,757	$581,946

Expenses:
Mortality and expense risks	—	122,356

Net investment income (loss)	12,757	459,590

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	27,860	2,528,020
Capital gains distributions	25,588	8,581,091

Total realized gains (losses) on investments	53,448	11,109,111

Change in net unrealized appreciation or depreciation of investments	37,154	(3,107,584)

Net increase (decrease) in net assets resulting from operations	$103,359	$8,461,117

See accompanying notes.

			Neuberger	Neuberger	Neuberger
			Berman AMT	Berman AMT	Berman AMT
MidCap	MidCap	Money	Fasciano	Guardian	Partners
Growth	Value	Market	S Class	I Class	I Class
Division	Division	Division	Division	Division	Division

$20,946	$161,768	$4,532,068	$—	$1,219	$8,465

459	953	2,750	—	—	—

20,487	160,815	4,529,318	—	1,219	8,465

613,034	349,265	—	835	1,645	3,383
2,373,158	2,088,115	—	954	—	132,468

2,986,192	2,437,380	—	1,789	1,645	135,851

(1,207,987)	(3,097,763)	—	(3,664)	19,815	(66,655)

$1,798,692	$(499,568)	$4,529,318	$(1,875)	$22,679	$77,661

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

	Principal
	LifeTime	Principal
	Strategic	LifeTime
	Income	2010
	Division	Division

Investment income (loss)
Income:
Dividends	$3,732	$12,140

Expenses:
Mortality and expense risks	—	—

Net investment income (loss)	3,732	12,140

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	695	16,697
Capital gains distributions	2,443	11,013

Total realized gains (losses) on investments	3,138	27,710

Change in net unrealized appreciation or depreciation of investments	(3,167)	(12,955)

Net increase (decrease) in net assets resulting from operations	$3,703	$26,895

See accompanying notes.

				Putnam VT	Putnam VT
Principal	Principal	Principal	Principal	Growth &	International	Putnam VT
LifeTime	LifeTime	LifeTime	LifeTime	Income	Equity	Voyager
2020	2030	2040	2050	Class IB	Class IB	Class IB
Division	Division	Division	Divison	Division	Division	Division

$21,068	$19,507	$10,988	$5,617	$4,961	$100,982	$—

—	—	—	—	—	—	154

21,068	19,507	10,988	5,617	4,961	100,982	(154)

67,075	71,369	57,796	96,859	(7,993)	268,731	(595,859)
26,561	36,761	16,688	13,263	57,001	437,150	—

93,636	108,130	74,484	110,122	49,008	705,881	(595,859)

35,285	110,543	92,222	18,976	(80,856)	(526,915)	2,131,489

$149,989	$238,180	$177,694	$134,715	$(26,887)	$279,948	$1,535,476

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

		SAM
	Real Estate	Balanced
	Securities	Portfolio
	Division	Division (1)

Investment income (loss)
Income:
Dividends	$456,749	$—

Expenses:
Mortality and expense risks	1,009	—

Net investment income (loss)	455,740	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,480,548	1,631
Capital gains distributions	6,305,681	—

Total realized gains (losses) on investments	10,786,229	1,631

Change in net unrealized appreciation or depreciation of investments	(20,936,775)	7,418

Net increase (decrease) in net assets resulting from operations	$(9,694,806)	$9,049

(1)	Commenced operations May 1, 2007.
See accompanying notes.

SAM	SAM	SAM	SAM
Conservative	Conservative	Flexible	Strategic
Balanced	Growth	Income	Growth	Short Term
Portfolio	Portfolio	Portfolio	Portfolio	Bond
Division (1)	Division (1)	Division (1)	Division (1)	Division

$—	$826	$—	$3,498	$119,809

—	—	—	—	177

—	826	—	3,498	119,632

(1)	142	12	539	11,231

(1)	142	12	539	11,231

(58)	(22,328)	632	(5,841)	(33,996)

$(59)	$(21,360)	$644	$(1,804)	$96,867

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

		SmallCap
	SmallCap	Growth
	Division	Division

Investment income (loss)
Income:
Dividends	$85,045	$—

Expenses:
Mortality and expense risks	1,002	433

Net investment income (loss)	84,043	(433)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	707,378	456,677
Capital gains distributions	2,964,788	—

Total realized gains (losses) on investments	3,672,166	456,677

Change in net unrealized appreciation or depreciation of investments	(3,259,449)	637,139

Net increase (decrease) in net assets resulting from operations	$496,760	$1,093,383

(1)	Commenced operations on November 19, 2007.
See accompanying notes.

	Summit	Summit
	Russell 2000	S&P	T. Rowe Price	Vanguard
SmallCap	Small Cap	MidCap	Equity	VIF
Value	Index	400 Index	Income II	Balanced
Division	Division	Division (1)	Division	Division

$152,412	$2,328	$—	$530	$408,302
1,209	—	—	—	—

151,203	2,328	—	530	408,302
1,138,705	(1,002)	—	(67)	133,967
3,092,546	33,991	—	2,295	615,913

4,231,251	32,989	—	2,228	749,880
(8,229,743)	(61,170)	—	(1,817)	87,697

$(3,847,289)	$(25,853)	$—	$941	$1,245,879

Principal Life Insurance Company
Variable Life Separate Account
Statements of Operations (continued)
For the Year Ended December 31, 2007, Except as Noted

		Vanguard
	Vanguard	VIF
	VIF Equity	Mid-Cap
	Index	Index
	Division	Division

Investment income (loss)
Income:
Dividends	$278,857	$119,113

Expenses:
Mortality and expense risks	—	—

Net investment income (loss)	278,857	119,113

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	267,195	154,821
Capital gains distributions	694,177	1,003,298

Total realized gains (losses) on investments	961,372	1,158,119

Change in net unrealized appreciation or depreciation of investments	(338,570)	(893,674)

Net increase (decrease) in net assets resulting from operations	$901,659	$383,558

     See accompanying notes.

		Wells Fargo
Wells Fargo	Wells Fargo	Advantage VT
Advantage VT	Advantage VT	Large
Asset	Equity	Company
Allocation	Income	Growth
Division	Division	Division

$40,054	$8,475	$—
42	—	—

40,012	8,475	—
67,187	22,208	40,574
28,463	34,258	—

95,650	56,466	40,574
(6,846)	(48,230)	26,717

$128,816	$16,711	$67,291

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets
For the Year Ended December 31, 2007 and 2006, Except as Noted

	AIM V.I.
	Capital
	Appreciation
	Series I
	Division (1)
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$1,672
Total realized gains (losses) on investments	69,802	(15,157)
Change in net unrealized appreciation or depreciation of investments	253,026	12,428

Net increase (decrease) in net assets resulting from operations	322,828	(1,057)
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,259,191	4,541,958
Contract terminations and surrenders	(358,869)	(32,262)
Death benefit payments	(486)	—
Policy loan transfers	(17,602)	2,508
Transfers to other contracts	(1,020,706)	(1,489,386)
Cost of insurance and administration charges	(108,028)	(77,527)
Mortality and expenses charges	(18,072)	(12,925)
Surrender charges	(9,650)	(2,701)
Increase (decrease) in net assets from policy related transactions	(274,222)	2,929,665

Total increase (decrease)	48,606	2,928,608

Net assets at beginning of period	2,928,608	—

Net assets at end of period	$2,977,214	$2,928,608

(1)	Commenced operations April 28, 2006
See accompanying notes.

AIM V.I.
Capital		AIM V.I.		AIM V.I.
Appreciation		Core Equity		Core Equity
Series II		Series I		Series II
Division (1)		Division		Division
2007	2006	2007	2006	2007	2006
$—	$—	$96,414	$38,231	$41,314	$15,940
4,892	(958)	191,297	80,642	47,199	3,026
46,503	3,835	285,657	621,733	173,012	238,626

51,395	2,877	573,368	740,606	261,525	257,592
215,852	476,222	3,467,409	8,020,100	1,993,616	3,025,935
(53,953)	(2,140)	(545,771)	(172,030)	(168,685)	(40,548)
(1,894)	—	(17,567)	(798)	(1,860)	—
370	(2,008)	(41,848)	(105,780)	(39,117)	(18,219)
(36,391)	(15,012)	(1,444,398)	(2,718,055)	(400,912)	(75,608)
(55,905)	(34,176)	(381,217)	(285,171)	(344,096)	(189,615)
(4,659)	(2,438)	(63,023)	(46,776)	(24,450)	(11,687)
(8,266)	(2,388)	(39,815)	(20,481)	(30,987)	(19,548)
55,154	418,060	933,770	4,671,009	983,509	2,670,710

106,549	420,937	1,507,138	5,411,615	1,245,034	2,928,302

420,937	—	7,253,403	1,841,788	3,165,204	236,902

$527,486	$420,937	$8,760,541	$7,253,403	$4,410,238	$3,165,204

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	AIM V.I.
	Dynamics
	Series I
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(6)	$—
Total realized gains (losses) on investments	104,786	73,962
Change in net unrealized appreciation or depreciation of investments	29,683	70,693

Net increase (decrease) in net assets resulting from operations	134,463	144,655

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,332,731	1,875,602
Contract terminations and surrenders	(153,514)	(43,823)
Death benefit payments	—	—
Policy loan transfers	(7,868)	(3,215)
Transfers to other contracts	(1,291,322)	(1,488,371)
Cost of insurance and administration charges	(44,977)	(35,800)
Mortality and expenses charges	(7,490)	(5,981)
Surrender charges	(5,222)	(4,110)
Increase (decrease) in net assets from policy related transactions	822,338	294,302

Total increase (decrease)	956,801	438,957

Net assets at beginning of period	1,161,137	722,180

Net assets at end of period	$2,117,938	$1,161,137

(1)	Commenced operations April 30, 2007.
See accompanying notes.

AIM V.I.		AIM V.I.		AIM V.I.	AIM V.I.
Global		International		Mid Cap	Small Cap
Health Care		Growth		Core Equity	Equity
Series I		Series I		Series II	Series I
Division		Division		Division	Division (1)
2007	2006	2007	2006	2007	2007

$(151)	$(149)	$31,402	$41,997	$12	$1,337
211,999	219,370	279,667	172,324	391	118,124
506,492	69,792	409,559	573,392	210	(106,113)

718,340	289,013	720,628	787,713	613	13,348
2,443,796	5,550,703	6,871,431	10,943,484	26,648	4,499,829
(507,753)	(363,892)	(235,602)	(23,446)	—	(99,754)
(207)	(3,530)	—	—	—	—
(40,650)	(108,570)	(122,015)	(5,091)	—	(15,939)
(1,240,067)	(4,534,428)	(3,919,278)	(9,059,703)	—	(1,088,602)
(297,323)	(308,126)	(107,457)	(51,298)	(768)	(68,050)
(42,970)	(44,454)	(18,190)	(9,177)	(126)	(11,280)
(33,683)	(43,647)	8,321	576	—	(2,867)
281,143	144,056	2,477,210	1,795,345	25,754	3,213,337

999,483	433,069	3,197,838	2,583,058	26,367	3,226,685

5,911,408	5,478,339	4,652,658	2,069,600	—	—

$6,910,891	$5,911,408	$7,850,496	$4,652,658	$26,367	$3,226,685

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	AIM V.I.
	Technology
	Series I
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(237)	$(219)
Total realized gains (losses) on investments	169,432	137,740
Change in net unrealized appreciation or depreciation of investments	64,277	101,317

Net increase (decrease) in net assets resulting from operations	233,472	238,838

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,320,927	4,825,993
Contract terminations and surrenders	(211,817)	(340,089)
Death benefit payments	—	—
Policy loan transfers	(14,796)	(142,166)
Transfers to other contracts	(1,169,272)	(4,126,869)
Cost of insurance and administration charges	(117,095)	(119,024)
Mortality and expenses charges	(18,794)	(19,456)
Surrender charges	(7,384)	(30,354)
Increase (decrease) in net assets from policy related transactions	781,769	48,035

Total increase (decrease)	1,015,241	286,873

Net assets at beginning of period	2,782,929	2,496,056

Net assets at end of period	$3,798,170	$2,782,929

     See accompanying notes.

American
Century VP		American
Income &		Century VP
Growth		Ultra
Division		Division
2007	2006	2007	2006

$77,827	$69,000	$(108)	$(90)
141,338	161,470	111,858	38,724
(220,809)	407,467	383,311	(121,184)

(1,644)	637,937	495,061	(82,550)

1,188,713	1,958,597	874,839	1,112,781
(277,641)	(480,674)	(360,454)	(47,633)
—	—	—	(5,503)
(12,212)	(15,427)	(38,286)	(27,912)
(764,169)	(1,492,671)	(668,946)	(962,670)
(219,414)	(215,076)	(131,680)	(149,951)
(36,513)	(35,296)	(21,965)	(24,338)
(12,980)	(42,969)	(22,966)	(6,899)

(134,216)	(323,516)	(369,458)	(112,125)

(135,860)	314,421	125,603	(194,675)

4,291,258	3,976,837	2,574,108	2,768,783

$4,155,398	$4,291,258	$2,699,711	$2,574,108

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	American
	Century VP II
	Income &
	Growth
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$33,536	$23,236
Total realized gains (losses) on investments	80,486	59,478
Change in net unrealized appreciation or depreciation of investments	(129,350)	186,464

Net increase (decrease) in net assets resulting from operations	(15,328)	269,178

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,191,461	2,818,248
Contract terminations and surrenders	(84,933)	(48,078)
Death benefit payments	—	—
Policy loan transfers	(6,466)	(540)
Transfers to other contracts	(1,263,233)	(1,958,501)
Cost of insurance and administration charges	(105,719)	(74,112)
Mortality and expenses charges	(9,810)	(6,223)
Surrender charges	(11,810)	(5,374)
Increase (decrease) in net assets from policy related transactions	(290,510)	725,420

Total increase (decrease)	(305,838)	994,598

Net assets at beginning of period	2,185,593	1,190,995

Net assets at end of period	$1,879,755	$2,185,593

     See accompanying notes.

American		American
Century VP II		Century VP II
International		MidCap Value
Division		Division
2007	2006	2007	2006

$5,290	$9,224	$1,826	$139
146,440	13,072	1,203	783
17,861	131,924	(25,585)	1,717

169,591	154,220	(22,556)	2,639

177,665	1,807,920	449,705	59,092
(859)	—	—	—
—	—	—	—
(7,442)	—	—	—
(469,528)	(1,550,336)	(109,198)	(30,974)
(13,772)	(9,965)	(2,625)	(282)
(2,345)	(1,859)	(437)	(42)
(104)	—	—	—

(316,385)	245,760	337,445	27,794

(146,794)	399,980	314,889	30,433

912,808	512,828	30,433	—

$766,014	$912,808	$345,322	$30,433

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	American
	Century VP II
	Ultra
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	93,878	11,356
Change in net unrealized appreciation or depreciation of investments	311,782	(59,921)

Net increase (decrease) in net assets resulting from operations	405,660	(48,565)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,355,488	2,996,528
Contract terminations and surrenders	(294,599)	(15,765)
Death benefit payments	—	—
Policy loan transfers	(6,731)	(14,065)
Transfers to other contracts	(1,017,202)	(2,208,499)
Cost of insurance and administration charges	(89,331)	(89,954)
Mortality and expenses charges	(8,892)	(7,745)
Surrender charges	(6,994)	(3,160)

Increase (decrease) in net assets from policy related transactions	(68,261)	657,340

Total increase (decrease)	337,399	608,775

Net assets at beginning of period	2,051,739	1,442,964

Net assets at end of period	$2,389,138	$2,051,739

     See accompanying notes.

American		American
Century VP II		Century VP II		Asset
Value		Vista		Allocation
Division		Division		Division
2007	2006	2007	2006	2007	2006

$169,405	$95,538	$—	$—	$256,088	$125,823
1,091,047	735,854	522	16	1,727,985	472,726
(1,928,589)	874,866	3,289	294	57,789	1,460,440

(668,137)	1,706,258	3,811	310	2,041,862	2,058,989
5,497,849	13,746,069	53,238	7,438	6,166,992	6,048,379
(668,143)	(258,921)	—	—	(2,777,957)	(1,225,217)
—	(4,005)	—	—	(28,392)	(39,520)
(223,004)	(55,180)	—	—	(426,134)	(216,978)
(3,735,921)	(9,742,143)	(8,274)	(3,731)	(3,682,274)	(3,669,263)
(492,882)	(392,633)	(716)	(66)	(968,659)	(947,886)
(63,567)	(50,718)	(112)	(9)	(150,816)	(152,152)
(50,294)	(36,243)	—	—	(132,246)	(114,498)

264,038	3,206,226	44,136	3,632	(1,999,486)	(317,135)

(404,099)	4,912,484	47,947	3,942	42,376	1,741,854
12,095,606	7,183,122	3,942	—	18,154,735	16,412,881

$11,691,507	$12,095,606	$51,889	$3,942	$18,197,111	$18,154,735

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Balanced
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$498,053	$417,021
Total realized gains (losses) on investments	571,827	243,527
Change in net unrealized appreciation or depreciation of investments	(28,977)	1,383,646

Net increase (decrease) in net assets resulting from operations	1,040,903	2,044,194

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	5,972,299	6,868,125
Contract terminations and surrenders	(2,710,872)	(1,597,321)
Death benefit payments	(30,012)	(127,533)
Policy loan transfers	160,150	(172,711)
Transfers to other contracts	(3,578,763)	(4,146,235)
Cost of insurance and administration charges	(1,151,392)	(1,159,754)
Mortality and expenses charges	(153,602)	(162,385)
Surrender charges	(104,548)	(128,084)

Increase (decrease) in net assets from policy related transactions	(1,596,740)	(625,898)

Total increase (decrease)	(555,837)	1,418,296
Net assets at beginning of period	19,876,936	18,458,640

Net assets at end of period	$19,321,099	$19,876,936

See accompanying notes.

Bond		Capital Value		Diversified International
Division		Division		Division
2007	2006	2007	2006	2007	2006

$2,090,588	$1,582,864	$1,080,162	$880,014	$946,528	$848,537
133,885	(29,308)	5,011,089	5,429,053	13,131,688	3,850,465
(613,531)	422,942	(6,110,749)	5,028,316	983,534	13,895,186

1,610,942	1,976,498	(19,498)	11,337,383	15,061,750	18,594,188

25,090,340	30,039,452	11,657,633	15,506,813	44,625,326	56,638,860
(4,088,653)	(2,487,192)	(3,628,622)	(3,472,703)	(6,233,155)	(2,804,314)
(37,128)	(287,466)	(120,020)	(139,676)	(127,484)	(69,925)
(369,549)	(341,309)	(662,543)	(527,844)	(1,283,830)	(814,733)
(13,660,623)	(19,497,463)	(6,185,496)	(6,535,115)	(22,677,577)	(38,336,823)
(2,542,672)	(2,381,594)	(2,830,132)	(2,804,804)	(3,657,176)	(3,009,734)
(325,708)	(315,570)	(395,960)	(391,624)	(507,243)	(437,840)
(220,803)	(250,087)	(138,925)	(282,634)	(348,313)	(292,461)

3,845,204	4,478,771	(2,304,065)	1,352,413	9,790,548	10,873,030

5,456,146	6,455,269	(2,323,563)	12,689,796	24,852,298	29,467,218

46,100,600	39,645,331	69,287,258	56,597,462	90,573,856	61,106,638

$51,556,746	$46,100,600	$66,963,695	$69,287,258	$115,426,154	$90,573,856

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Dreyfus IP
	Core Value
	Service Shares
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$20,668	$14,442
Total realized gains (losses) on investments	330,180	42,913
Change in net unrealized appreciation or depreciation of investments	(247,280)	200,575

Net increase (decrease) in net assets resulting from operations	103,568	257,930

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	631,775	1,856,264
Contract terminations and surrenders	(50,544)	(26,154)
Death benefit payments	–	–
Policy loan transfers	(2,482)	(194,338)
Transfers to other contracts	(1,469,274)	(1,524,970)
Cost of insurance and administration charges	(16,577)	(15,325)
Mortality and expenses charges	(2,835)	(2,932)
Surrender charges	1,088	342

Increase (decrease) in net assets from policy related transactions	(908,849)	92,887

Total increase (decrease)	(805,281)	350,817

Net assets at beginning of period	1,497,209	1,146,392

Net assets at end of period	$691,928	$1,497,209

See accompanying notes.

Dreyfus
Socially				Dreyfus VIF
Responsible		Dreyfus VIF		Developing
Growth		Appreciation		Leaders
Service Shares		Service Shares		Service Shares
Division		Division		Division
2007	2006	2007	2006	2007	2006

$202	$–	$12,711	$10,299	$14,816	$4,403
5,226	1,220	17,051	30,152	375,387	268,522
(348)	4,497	43,136	78,285	(806,780)	(193,866)

5,080	5,717	72,898	118,736	(416,577)	79,059

5,528	45,990	788,141	1,163,223	1,998,984	5,628,959
–	–	(24,762)	(15,423)	(211,360)	(177,304)
–	–	–	–	(893)	–
–	–	(3,805)	4,123	(16,797)	(13,481)
(27,886)	(44,122)	(287,220)	(1,122,590)	(860,935)	(4,824,602)
(1,184)	(1,359)	(16,530)	(13,981)	(231,903)	(187,560)
(188)	(216)	(2,774)	(2,391)	(19,682)	(15,823)
–	–	874	(608)	(15,576)	(8,245)

(23,730)	293	453,924	12,353	641,838	401,944

(18,650)	6,010	526,822	131,089	225,261	481,003
71,547	65,537	822,877	691,788	3,134,036	2,653,033

$52,897	$71,547	$1,349,699	$822,877	$3,359,297	$3,134,036

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Dreyfus VIF
	Quality Bond
	Service Shares
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$49,322	$36,114
Total realized gains (losses) on investments	(17,145)	(13,716)
Change in net unrealized appreciation or depreciation of investments	(1,988)	6,466

Net increase (decrease) in net assets resulting from operations	30,189	28,864

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	5,071,871	1,654,031
Contract terminations and surrenders	(59,071)	(86,431)
Death benefit payments	—	—
Policy loan transfers	1,846,017	(576,391)
Transfers to other contracts	(7,171,483)	(1,374,439)
Cost of insurance and administration charges	(22,551)	(17,864)
Mortality and expenses charges	(3,818)	(3,161)
Surrender charges	2,086	(3,515)

Increase (decrease) in net assets from policy related transactions	(336,949)	(407,770)

Total increase (decrease)	(306,760)	(378,906)

Net assets at beginning of period	840,615	1,219,521

Net assets at end of period	$533,855	$840,615

(1) Commenced operations on January 5, 2007.
See accompanying notes.

			Fidelity VIP		Equity-Income
Equity		Equity	Equity-Income		Service
Growth		Income I	Initial Class		Class 2
Division		Division (1)	Division		Division
2007	2006	2007	2007	2006	2007	2006

$504,338	$338	$76,032	$752,969	$1,282,770	$305,599	$340,417
1,397,525	62,685	395,967	4,269,104	5,523,150	1,790,196	1,645,313
5,404,186	4,755,243	(51,178)	(4,363,950)	395,480	(2,021,777)	122,478

7,306,049	4,818,266	420,821	658,123	7,201,400	74,018	2,108,208
36,667,216	22,257,953	10,233,774	13,473,374	18,627,281	15,076,437	20,081,724
(9,359,676)	(4,024,590)	(704,642)	(4,256,743)	(3,415,302)	(838,732)	(673,141)
(163,290)	(119,506)	(22,954)	(82,242)	(58,753)	(1,297)	(4,830)
(1,231,456)	(887,220)	(52,469)	(362,848)	(394,277)	(154,452)	(70,949)
(9,196,748)	(12,995,541)	(1,363,283)	(8,625,070)	(16,379,994)	(9,398,908)	(14,963,153)
(4,805,263)	(4,735,889)	(430,845)	(1,652,371)	(1,698,400)	(701,391)	(508,043)
(744,638)	(774,010)	(59,990)	(269,656)	(285,381)	(70,894)	(49,418)
(404,793)	(366,723)	(35,326)	(191,607)	(320,808)	(36,531)	(42,737)

10,761,352	(1,645,526)	7,564,265	(1,967,163)	(3,925,634)	3,874,232	3,769,453

18,067,401	3,172,740	7,985,086	(1,309,040)	3,275,766	3,948,250	5,877,661

82,212,273	79,039,533	—	41,081,489	37,805,723	14,281,574	8,403,913

$100,279,674	$82,212,273	$7,985,086	$39,772,449	$41,081,489	$18,229,824	$14,281,574

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Fidelity VIP
	Growth
	Service
	Class 2
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$30,628	$9,834
Total realized gains (losses) on investments	380,034	164,473
Change in net unrealized appreciation or depreciation of investments	1,550,669	225,787

Net increase (decrease) in net assets resulting from operations	1,961,331	400,094

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	6,870,454	8,719,364
Contract terminations and surrenders	(940,167)	(439,020)
Death benefit payments	(423)	(3,658)
Policy loan transfers	(35,669)	(28,419)
Transfers to other contracts	(3,088,542)	(7,262,751)
Cost of insurance and administration charges	(392,647)	(337,721)
Mortality and expenses charges	(49,936)	(42,812)
Surrender charges	(69,663)	(30,613)

Increase (decrease) in net assets from policy related transactions	2,293,407	574,370

Total increase (decrease)	4,254,738	974,464

Net assets at beginning of period	6,885,827	5,911,363

Net assets at end of period	$11,140,565	$6,885,827

See accompanying notes.

		Fidelity VIP		Fidelity VIP II
Fidelity VIP		High Income		Asset Manager
High Income		Service		Service
Initial Class		Class 2		Class 2
Division		Division		Division
2007	2006	2007	2006	2007	2006

$536,250	$503,747	$469,758	$330,218	$92,277	$24,282
(63,705)	(77,886)	(3,318)	(19,003)	60,018	3,212
(297,047)	269,702	(356,927)	57,462	81,542	44,279

175,498	695,563	109,513	368,677	233,837	71,773
2,849,440	3,788,904	5,038,373	7,473,574	1,168,259	1,081,284
(1,075,779)	(757,112)	(128,072)	(18,727)	(47,184)	(8,809)
(6,559)	(9,287)	—	—	—	—
(63,165)	(44,911)	(24,695)	(195,123)	(1,222)	(2,497)
(1,706,095)	(3,062,054)	(3,510,982)	(5,660,554)	(514,094)	(835,971)
(301,408)	(324,619)	(118,490)	(81,876)	(27,097)	(19,188)
(48,911)	(55,066)	(16,994)	(11,628)	(4,566)	(3,349)
(38,483)	(65,557)	(16,717)	(2,790)	1,666	(363)

(390,960)	(529,702)	1,222,423	1,502,876	575,762	211,107

(215,462)	165,861	1,331,936	1,871,553	809,599	282,880
6,628,333	6,462,472	4,430,701	2,559,148	1,213,598	930,718

$6,412,871	$6,628,333	$5,762,637	$4,430,701	$2,023,197	$1,213,598

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Fidelity VIP II
	Contrafund
	Initial Class
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$864,139	$1,099,496
Total realized gains (losses) on investments	26,969,056	9,093,005
Change in net unrealized appreciation or depreciation of investments	(12,733,624)	(720,103)

Net increase (decrease) in net assets resulting from operations	15,099,571	9,472,398

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	20,914,464	29,487,456
Contract terminations and surrenders	(9,817,081)	(5,526,907)
Death benefit payments	(177,889)	(108,962)
Policy loan transfers	(1,161,832)	(850,940)
Transfers to other contracts	(12,997,361)	(20,424,074)
Cost of insurance and administration charges	(3,793,290)	(3,772,965)
Mortality and expenses charges	(601,508)	(638,860)
Surrender charges	(412,224)	(510,412)

Increase (decrease) in net assets from policy related transactions	(8,046,721)	(2,345,664)

Total increase (decrease)	7,052,850	7,126,734

Net assets at beginning of period	89,417,700	82,290,966

Net assets at end of period	$96,470,550	$89,417,700

See accompanying notes.

Fidelity VIP II		Fidelity VIP III		Franklin
Contrafund		Mid Cap		Income
Service		Service		Securities
Class 2		Class 2		Class 2
Division		Division		Division
2007	2006	2007	2006	2007	2006

$281,129	$209,098	$105,824	$23,459	$215,235	$133,964
9,984,535	2,560,685	1,940,388	1,996,999	192,722	141,955
(5,153,080)	(643,194)	757,103	(397,267)	(252,936)	480,519

5,112,584	2,126,589	2,803,315	1,623,191	155,021	756,438

28,102,803	51,536,481	16,343,667	37,727,832	9,125,834	13,921,225
(1,924,522)	(162,706)	(799,818)	(761,509)	(485,144)	(167,371)
—	(4,389)	—	(158)	—	—
(62,077)	(544,639)	(52,361)	(760,858)	(16,385)	(1,777,419)
(14,513,377)	(39,506,534)	(8,662,160)	(31,983,200)	(4,880,244)	(11,780,585)
(1,132,834)	(754,528)	(590,489)	(423,492)	(121,280)	(80,117)
(123,820)	(75,306)	(75,193)	(54,854)	(20,517)	(14,624)
(87,553)	(36,817)	(37,250)	(29,794)	17,133	3,029

10,258,620	10,451,562	6,126,396	3,713,967	3,619,397	104,138

15,371,204	12,578,151	8,929,711	5,337,158	3,774,418	860,576

24,880,610	12,302,459	16,681,108	11,343,950	5,632,408	4,771,832

$40,251,814	$24,880,610	$25,610,819	$16,681,108	$9,406,826	$5,632,408

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Franklin
	Mutual
	Discovery
	Securities
	Class 2
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$104,105	$38,439
Total realized gains (losses) on investments	377,059	383,371
Change in net unrealized appreciation or depreciation of investments	196,933	425,566

Net increase (decrease) in net assets resulting from operations	678,097	847,376

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	7,815,746	12,797,708
Contract terminations and surrenders	(207,031)	(173,608)
Death benefit payments	–	–
Policy loan transfers	19,585	(744,703)
Transfers to other contracts	(5,401,574)	(10,341,945)
Cost of insurance and administration charges	(108,701)	(68,208)
Mortality and expenses charges	(18,340)	(12,070)
Surrender charges	7,312	3,537

Increase (decrease) in net assets from policy related transactions	2,106,997	1,460,711

Total increase (decrease)	2,785,094	2,308,087

Net assets at beginning of period	5,390,242	3,082,155

Net assets at end of period	$8,175,336	$5,390,242

See accompanying notes.

		Franklin		Franklin
Franklin		Rising		Small Cap
Mutual		Dividends		Value
Shares		Securities		Securities
Class 2		Class 2		Class 2
Division		Division		Division
2007	2006	2007	2006	2007	2006

$86,401	$42,856	$97,965	$29,352	$32,729	$21,545
350,823	190,037	208,254	117,251	478,202	275,252
(337,553)	311,571	(388,675)	300,810	(663,553)	187,325

99,671	544,464	(82,456)	447,413	(152,622)	484,122

5,178,546	8,236,369	1,939,603	5,606,398	3,108,769	8,947,027
(197,358)	(103,097)	(276,341)	(50,309)	(237,522)	(69,168)
–	–	–	–	–	–
(6,948)	3,930	(3,773)	(15,102)	(10,332)	(14,894)
(2,312,951)	(6,263,931)	(2,051,232)	(5,291,815)	(1,960,690)	(7,198,486)
(96,288)	(54,393)	(56,862)	(46,964)	(77,577)	(54,613)
(16,205)	(9,216)	(9,586)	(8,362)	(13,091)	(9,611)
6,821	(619)	9,759	(1,865)	11,495	(2,847)

2,555,617	1,809,043	(448,432)	191,981	821,052	1,597,408

2,655,288	2,353,507	(530,888)	639,394	668,430	2,081,530

4,178,745	1,825,238	3,446,911	2,807,517	4,551,467	2,469,937

$6,834,033	$4,178,745	$2,916,023	$3,446,911	$5,219,897	$4,551,467

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Franklin
	Templeton
	Developing Markets
	Securities
	Class 2
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$35,577	$6,612
Total realized gains (losses) on investments	209,502	7,772
Change in net unrealized appreciation or depreciation of investments	172,598	108,174

Net increase (decrease) in net assets resulting from operations	417,677	122,558

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,229,719	1,301,274
Contract terminations and surrenders	(106,628)	–
Death benefit payments	–	–
Policy loan transfers	(2,250)	(17,803)
Transfers to other contracts	(1,235,569)	(573,734)
Cost of insurance and administration charges	(22,516)	(5,141)
Mortality and expenses charges	(3,827)	(954)
Surrender charges	3,766	–

Increase (decrease) in net assets from policy related transactions	862,695	703,642

Total increase (decrease)	1,280,372	826,200

Net assets at beginning of period	888,708	62,508

Net assets at end of period	$2,169,080	$888,708

(1)	Commenced operation May 1, 2007.
See accompanying notes.

Franklin	Goldman Sachs
Templeton	Structured		Government &
Foreign	Small Cap		High
Securities	Equity Service		Quality
Class 2	Class I		Bond		Growth
Division (1)	Division		Division		Division
2007	2007	2006	2007	2006	2007	2006

$–	$1,508	$1,832	$1,380,310	$1,213,609	$44,663	$62,163
(1)	21,056	21,666	(60,662)	(170,185)	325,677	(64,598)
135	(91,459)	(3,820)	341,202	201,680	5,341,930	2,325,356

134	(68,895)	19,678	1,660,850	1,245,104	5,712,270	2,322,921
33,033	688,936	873,125	24,171,972	25,785,434	6,870,194	6,959,343
–	–	–	(3,316,440)	(1,571,343)	(3,093,765)	(1,165,952)
–	–	–	(54,546)	(34,791)	(38,460)	(44,150)
–	(4,923)	–	(128,891)	(173,943)	(382,565)	(331,737)
–	(564,994)	(630,979)	(11,508,270)	(23,757,984)	(2,232,426)	(2,955,267)
(9)	(7,436)	(2,511)	(1,764,660)	(1,839,329)	(1,456,915)	(1,495,245)
(9)	(1,262)	(451)	(261,226)	(278,019)	(229,455)	(248,808)
–	–	–	(145,231)	(159,591)	(143,414)	(103,769)

33,015	110,321	239,184	6,992,708	(2,029,566)	(706,806)	614,415

33,149	41,426	258,862	8,653,558	(784,462)	5,005,464	2,937,336

–	319,996	61,134	28,512,506	29,296,968	25,962,591	23,025,255

$33,149	$361,422	$319,996	$37,166,064	$28,512,506	$30,968,055	$25,962,591

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	International
	Emerging
	Markets
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$193,956	$(1,219)
Total realized gains (losses) on investments	2,835,299	725,837
Change in net unrealized appreciation or depreciation of investments	4,411,039	3,411,322

Net increase (decrease) in net assets resulting from operations	7,440,294	4,135,940

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	14,145,220	12,037,497
Contract terminations and surrenders	(1,319,930)	(609,049)
Death benefit payments	(8,746)	(5,056)
Policy loan transfers	(555,380)	(192,858)
Transfers to other contracts	(6,118,371)	(6,513,934)
Cost of insurance and administration charges	(1,127,109)	(791,357)
Mortality and expenses charges	(131,947)	(94,565)
Surrender charges	(128,924)	(84,571)

Increase (decrease) in net assets from policy related transactions	4,754,813	3,746,107

Total increase (decrease)	12,195,107	7,882,047

Net assets at beginning of period	16,847,846	8,965,799

Net assets at end of period	$29,042,953	$16,847,846

See accompanying notes.

		Janus		Janus
		Aspen		Aspen
International		Balanced		Flexible Bond
SmallCap		Service Shares		Service Shares
Division		Division		Division
2007	2006	2007	2006	2007	2006
$926,052	$253,462	$17,105	$7,420	$153,166	$118,526
13,686,441	10,235,292	3,300	2,516	(12,819)	(95,276)
(9,636,212)	2,520,542	39,680	22,519	95,245	85,783

4,976,281	13,009,296	60,085	32,455	235,592	109,033

35,469,728	48,799,935	655,072	884,639	1,280,977	4,727,354
(5,605,212)	(3,268,708)	—	(27,478)	(182,626)	(634,616)
(107,221)	(29,628)	—	—	—	—
(779,226)	(1,271,680)	(491)	—	—	(15,669)
(21,380,476)	(40,475,777)	(3,626)	(568,079)	(786,770)	(3,834,584)
(2,265,730)	(1,901,332)	(7,763)	(5,378)	(90,484)	(70,290)
(320,017)	(281,240)	(1,319)	(1,013)	(15,476)	(13,298)
(245,764)	(295,195)	—	(1,131)	6,190	7,310

4,766,082	1,276,375	641,873	281,560	211,811	166,207

9,742,363	14,285,671	701,958	314,015	447,403	275,240

55,553,772	41,268,101	396,551	82,536	3,260,202	2,984,962

$65,296,135	$55,553,772	$1,098,509	$396,551	$3,707,605	$3,260,202

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Janus
	Aspen
	Fundamental
	Equity
	Service Shares
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,403	$1,407
Total realized gains (losses) on investments	68,814	92,449
Change in net unrealized appreciation or depreciation of investments	151,879	53,019

Net increase (decrease) in net assets resulting from operations	223,096	146,875

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,299,496	4,451,891
Contract terminations and surrenders	(9,258)	(78,994)
Death benefit payments	—	—
Policy loan transfers	(2,180)	(2,426)
Transfers to other contracts	(847,730)	(3,702,674)
Cost of insurance and administration charges	(31,720)	(25,067)
Mortality and expenses charges	(5,389)	(4,611)
Surrender charges	27	(301)

Increase (decrease) in net assets from policy related transactions	403,246	637,818

Total increase (decrease)	626,342	784,693

Net assets at beginning of period	1,834,105	1,049,412

Net assets at end of period	$2,460,447	$1,834,105

See accompanying notes.

Janus		Janus
Aspen		Aspen
International		Mid Cap
Growth		Growth
Service Shares		Service Shares
Division		Division
2007	2006	2007	2006

$10,332	$7,627	$3,967	$(97)
19,067	11,198	297,157	280,126
409,831	103,986	709,919	206,376

439,230	122,811	1,011,043	486,405

3,105,882	1,297,481	4,461,389	3,806,669
(38,839)	(48,236)	(510,565)	(235,387)
—	—	(36)	(7,880)
(7,332)	—	(42,941)	(60,445)
(590,272)	(614,730)	(1,151,910)	(3,523,281)
(30,899)	(4,157)	(216,853)	(196,737)
(5,217)	(747)	(35,942)	(32,611)
1,372	1,184	(28,458)	(25,067)
2,434,695	630,795	2,474,684	(274,739)

2,873,925	753,606	3,485,727	211,666
791,284	37,678	3,985,668	3,774,002

$3,665,209	$791,284	$7,471,395	$3,985,668

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Janus
	Aspen
	Worldwide
	Growth
	Service Shares
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,426	$10,465
Total realized gains (losses) on investments	42,644	16,046
Change in net unrealized appreciation or depreciation of investments	25,799	91,648

Net increase (decrease) in net assets resulting from operations	73,869	118,159

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	525,361	862,587
Contract terminations and surrenders	(11,132)	(10,568)
Death benefit payments	—	—
Policy loan transfers	—	(1,358)
Transfers to other contracts	(338,699)	(740,027)
Cost of insurance and administration charges	(13,367)	(10,642)
Mortality and expenses charges	(2,263)	(1,899)
Surrender charges	95	(435)

Increase (decrease) in net assets from policy related transactions	159,995	97,658

Total increase (decrease)	233,864	215,817

Net assets at beginning of period	777,376	561,559

Net assets at end of period	$1,011,240	$777,376

See accompanying notes.

		JP Morgan
JP Morgan		Small		LargeCap
Bond Series Trust II		Company Series Trust II		Blend
Division		Division		Division
2007	2006	2007	2006	2007	2006

					$
$152,531	$38,911	$233	$—	$79,065		52,536
(2,524)	(11,259)	154,408	103,985	653,289		294,415
(129,302)	24,346	(337,575)	157,924	(199,733)		943,667

20,705	51,998	(182,934)	261,909	532,621		1,290,618

2,144,378	3,721,465	1,588,155	5,662,776	5,933,063		6,413,646
(39,369)	(36,488)	(72,302)	(28,088)	(836,672)		(194,545)
—	—	—	—	(10,657)		(790)
—	—	(22,909)	(16,137)	(111,977)		(92,255)
(767,432)	(2,837,502)	(954,257)	(4,914,948)	(2,160,668)		(3,345,620)
(44,180)	(18,786)	(46,710)	(34,137)	(743,300)		(607,371)
(7,550)	(3,490)	(7,854)	(5,954)	(80,765)		(64,840)
(431)	(3)	2,553	(108)	(99,092)		(49,936)

1,285,416	825,196	486,676	663,404	1,889,932		2,058,289

1,306,121	877,194	303,742	925,313	2,422,553		3,348,907

1,560,239	683,045	2,516,367	1,591,054	10,347,460		6,998,553

$2,866,360	$1,560,239	$2,820,109	$2,516,367	$12,770,013		$10,347,460

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	LargeCap
	Stock
	Index
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$575,639	$497,234
Total realized gains (losses) on investments	1,416,730	603,040
Change in net unrealized appreciation or depreciation of investments	97,904	4,418,470

Net increase (decrease) in net assets resulting from operations	2,090,273	5,518,744

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	8,692,493	11,544,236
Contract terminations and surrenders	(4,350,109)	(3,131,890)
Death benefit payments	(44,177)	(44,071)
Policy loan transfers	(14,576)	(145,943)
Transfers to other contracts	(4,941,886)	(6,209,232)
Cost of insurance and administration charges	(1,729,683)	(1,717,847)
Mortality and expenses charges	(246,878)	(259,431)
Surrender charges	(210,439)	(337,007)

Increase (decrease) in net assets from policy related transactions	(2,845,255)	(301,185)

Total increase (decrease)	(754,982)	5,217,559

Net assets at beginning of period	42,105,305	36,887,746

Net assets at end of period	$41,350,323	$42,105,305

See accompanying notes.

		MFS VIT		MFS VIT
		Emerging		Global
LargeCap		Growth		Equity
Value		Service Class		Service Class
Division		Division		Division
2007	2006	2007	2006	2007	2006

$268,190	$116,734	$—	$—	$4,449	$—
1,202,711	377,280	19,451	14,200	16,552	3,529
(2,472,800)	2,214,126	70,878	5,098	(834)	3,734

(1,001,899)	2,708,140	90,329	19,298	20,167	7,263

13,129,350	17,355,244	396,817	790,028	207,849	571,091
(715,078)	(524,185)	(22,641)	(8,625)	—	—
(2,645)	(1,032)	—	—	—	—
(155,397)	(160,611)	(331)	(2,797)	4,836	(25,554)
(6,154,587)	(9,954,445)	(130,768)	(646,875)	(138,226)	(408,351)
(1,002,746)	(742,923)	(8,656)	(5,070)	(2,695)	(449)
(118,228)	(85,588)	(1,445)	(868)	(457)	(72)
(72,597)	(99,987)	1,424	(355)	—	—

4,908,072	5,786,473	234,400	125,438	71,307	136,665

3,906,173	8,494,613	324,729	144,736	91,474	143,928

17,886,638	9,392,025	373,065	228,329	143,928	—

$21,792,811	$17,886,638	$697,794	$373,065	$235,402	$143,928

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	MFS VIT
	MidCap
	Growth
	Service Class
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	40,138	25,644
Change in net unrealized appreciation or depreciation of investments	12,010	(18,368)

Net increase (decrease) in net assets resulting from operations	52,148	7,276

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	227,825	456,731
Contract terminations and surrenders	(32,125)	(23,866)
Death benefit payments	—	—
Policy loan transfers	—	—
Transfers to other contracts	(175,284)	(395,046)
Cost of insurance and administration charges	(7,945)	(8,718)
Mortality and expenses charges	(1,342)	(1,544)
Surrender charges	1,135	(982)

Increase (decrease) in net assets from policy related transactions	12,264	26,575

Total increase (decrease)	64,412	33,851

Net assets at beginning of period	522,184	488,333

Net assets at end of period	$586,596	$522,184

(1)	Commenced operations on May 1, 2007.
See accompanying notes.

		MFS VIT
MFS VIT		Research	MFS VIT
New Discovery		International	Value
Service Class		Service Class	Service Class
Division		Division (1)	Division
2007	2006	2007	2007	2006
$—	$—	$—	$12,757	$6,911
170,539	123,718	—	53,448	56,431
(187,638)	61,233	82	37,154	96,638

(17,099)	184,951	82	103,359	159,980

3,109,869	2,189,872	2,906	2,265,424	2,988,104
(14,316)	(23,864)	—	(19,424)	(28,659)
(3,313)	(2,022)	—	(726)	—
(2,724,836)	(2,208,528)	(2)	(565,664)	(2,447,367)
(52,401)	(47,551)	(8)	(35,210)	(14,626)
(5,869)	(5,332)	(3)	(5,980)	(2,590)
(2,342)	(1,961)	—	387	145

306,792	(99,386)	2,893	1,638,807	495,007

289,693	85,565	2,975	1,742,166	654,987

1,370,404	1,284,839	—	1,243,949	588,962

$1,660,097	$1,370,404	$2,975	$2,986,115	$1,243,949

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	MidCap
	Division
	2007	2006
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$459,590	$758,276
Total realized gains (losses) on investments	11,109,111	11,121,061
Change in net unrealized appreciation or depreciation of investments	(3,107,584)	(561,743)

Net increase (decrease) in net assets resulting from operations	8,461,117 1	1,317,594

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	27,122,050	42,629,939
Contract terminations and surrenders	(6,729,588)	(5,804,869)
Death benefit payments	(153,881)	(136,717)
Policy loan transfers	(1,260,790)	(1,037,106)
Transfers to other contracts	(20,839,091)	(32,877,744)
Cost of insurance and administration charges	(3,976,300)	(4,059,071)
Mortality and expenses charges	(495,622)	(501,832)
Surrender charges	(264,417)	(498,454)

Increase (decrease) in net assets from policy related transactions	(6,597,639)	(2,285,854)

Total increase (decrease)	1,863,478	9,031,740
Net assets at beginning of period	90,510,632	81,478,892

Net assets at end of period	$92,374,110	$90,510,632

See accompanying notes.

MidCap		MidCap		Money
Growth		Value		Market
Division		Division		Division
2007	2006	2007	2006	2007	2006

$20,487	$(424)	$160,815	$46,599	$4,529,318	$3,123,433
2,986,192	878,786	2,437,380	2,254,022	–	–
(1,207,987)	544,376	(3,097,763)	246,224	–	–

1,798,692	1,422,738	(499,568)	2,546,845	4,529,318	3,123,433

7,798,142	9,851,209	15,095,300	25,805,397	191,350,775	197,019,403
(1,817,103)	(1,013,093)	(1,263,021)	(1,501,776)	(23,104,964)	(11,990,659)
(1,766)	(7,894)	(8,818)	(7,217)	(20,254)	(214,255)
(207,272)	(160,384)	(154,770)	(151,280)	4,778,635	(2,296,466)
(3,577,984)	(6,502,785)	(8,743,505)	(20,150,216)	(138,110,341)	(163,955,840)
(946,923)	(863,124)	(1,199,640)	(1,020,745)	(5,349,660)	(4,649,883)
(128,234)	(120,600)	(151,789)	(133,313)	(727,515)	(638,478)
(115,076)	(111,161)	(99,283)	(154,232)	(104,888)	(985,725)

1,003,784	1,072,168	3,474,474	2,686,618	28,711,788	12,288,097

2,802,476	2,494,906	2,974,906	5,233,463	33,241,106	15,411,530

17,067,143	14,572,237	22,765,746	17,532,283	80,848,264	65,436,734

$19,869,619	$17,067,143	$25,740,652	$22,765,746	$114,089,370	$80,848,264

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Neuberger
	Berman AMT
	Fasciano
	S Class
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$–	$–
Total realized gains (losses) on investments	1,789	646
Change in net unrealized appreciation or depreciation of investments	(3,664)	(369)

Net increase (decrease) in net assets resulting from operations	(1,875)	277

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	78,025	195,873
Contract terminations and surrenders	–	–
Death benefit payments	–	–
Policy loan transfers	–	–
Transfers to other contracts	(17,972)	(117,831)
Cost of insurance and administration charges	(1,861)	(185)
Mortality and expenses charges	(318)	(37)
Surrender charges	–	–

Increase (decrease) in net assets from policy related transactions	57,874	77,820

Total increase (decrease)	55,999	78,097

Net assets at beginning of period	78,097	–

Net assets at end of period	$134,096	$78,097

See accompanying notes.

Neuberger		Neuberger		Principal
Berman AMT		Berman AMT		LifeTime
Guardian		Partners		Strategic
I Class		I Class		Income
Divison		Division		Division
2007	2006	2007	2006	2007	2006

$1,219	$1,657	$8,465	$2,667	$3,732	$33
1,645	2,560	135,851	40,812	3,138	529
19,815	25,079	(66,655)	(5,637)	(3,167)	4,987

22,679	29,296	77,661	37,842	3,703	5,549
301,048	442,663	1,591,953	999,259	371,560	293,507
(2,684)	–	(3,699)	(64)	(670)	(149)
–	–	–	–	–	–
19	(845)	496	–	–	–
(29,404)	(379,354)	(626,355)	(422,455)	(79,801)	(151,916)
(5,481)	(2,265)	(16,977)	(2,882)	(22,204)	(3,782)
(933)	(422)	(2,884)	(521)	(1,448)	(208)
95	–	131	2	(99)	(217)

262,660	59,777	942,665	573,339	267,338	137,235

285,339	89,073	1,020,326	611,181	271,041	142,784
261,486	172,413	611,181	–	149,707	6,923

$546,825	$261,486	$1,631,507	$611,181	$420,748	$149,707

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Principal
	LifeTime
	2010
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$12,140	$88
Total realized gains (losses) on investments	27,710	2,397
Change in net unrealized appreciation or depreciation of investments	(12,955)	43,009

Net increase (decrease) in net assets resulting from operations	26,895	45,494

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,484,888	1,077,725
Contract terminations and surrenders	(29,204)	(3,878)
Death benefit payments	–	–
Policy loan transfers	–	–
Transfers to other contracts	(585,940)	(464,572)
Cost of insurance and administration charges	(64,154)	(30,504)
Mortality and expenses charges	(4,966)	(1,696)
Surrender charges	(2,678)	(5,641)

Increase (decrease) in net assets from policy related transactions	797,946	571,434

Total increase (decrease)	824,841	616,928

Net assets at beginning of period	754,041	137,113

Net assets at end of period	$1,578,882	$754,041

See accompanying notes.

Principal		Principal		Principal
LifeTime		LifeTime		LifeTime
2020		2030		2040
Division		Division		Division
2007	2006	2007	2006	2007	2006

$21,068	$–	$19,507	$216	$10,988	$224
93,636	23,518	108,130	14,800	74,484	30,079
35,285	207,381	110,543	252,764	92,222	135,493

149,989	230,899	238,180	267,780	177,694	165,796

5,237,972	3,613,732	5,822,124	3,531,565	4,190,670	2,256,598
(74,130)	(1,207)	(193,105)	(10,730)	(81,156)	(76,846)
–	–	–	–	(21,372)	–
(7,532)	–	(42,408)	(526)	(26,320)	57,332
(1,710,368)	(1,579,797)	(1,462,887)	(929,835)	(328,632)	(542,838)
(291,393)	(143,997)	(561,131)	(275,425)	(781,333)	(199,730)
(21,980)	(7,926)	(35,857)	(12,924)	(41,326)	(9,904)
(8,970)	(1,755)	(40,333)	(10,728)	(17,363)	(33,641)

3,123,599	1,879,050	3,486,403	2,291,397	2,893,168	1,450,971

3,273,588	2,109,949	3,724,583	2,559,177	3,070,862	1,616,767
2,651,639	541,690	3,224,289	665,112	2,049,626	432,859

$5,925,227	$2,651,639	$6,948,872	$3,224,289	$5,120,488	$2,049,626

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Principal
	Lifetime
	2050
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,617	$120
Total realized gains (losses) on investments	110,122	13,914
Change in net unrealized appreciation or depreciation of investments	18,976	144,297

Net increase (decrease) in net assets resulting from operations	134,715	158,331

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,417,605	1,669,986
Contract terminations and surrenders	(44,132)	(5,883)
Death benefit payments	–	–
Policy loan transfers	(1,919)	(25,255)
Transfers to other contracts	(1,332,326)	(306,800)
Cost of insurance and administration charges	(316,872)	(138,349)
Mortality and expenses charges	(19,114)	(6,847)
Surrender charges	(23,904)	(8,116)

Increase (decrease) in net assets from policy related transactions	1,679,338	1,178,736

Total increase (decrease)	1,814,053	1,337,067

Net assets at beginning of period	1,711,782	374,715

Net assets at end of period	$3,525,835	$1,711,782

See accompanying notes.

Putnam VT		Putnam VT
Growth &		International		Putnam VT
Income		Equity		Voyager
Class IB		Class IB		Class IB
Division		Division		Division
2007	2006	2007	2006	2007	2006

$4,961	$11,869	$100,982	$15,986	$(154)	$31,456
49,008	20,337	705,881	142,485	(595,859)	(734,979)
(80,856)	20,336	(526,915)	539,880	2,131,489	2,181,261

(26,887)	52,542	279,948	698,351	1,535,476	1,477,738
284,748	1,166,837	2,878,097	5,482,072	5,861,894	8,320,321
–	(65,422)	(118,275)	(170,160)	(3,615,416)	(2,170,742)
–	–	–	–	(44,170)	(33,393)
(6,414)	4,954	(20,481)	(5,191)	(520,050)	(330,595)
(224,291)	(1,103,705)	(2,734,873)	(4,455,457)	(3,971,920)	(5,404,851)
(6,005)	(6,355)	(66,536)	(50,454)	(1,707,046)	(1,829,339)
(998)	(1,034)	(11,141)	(8,717)	(278,238)	(310,200)
—	361	(1,250)	(2,340)	(138,139)	(205,926)

47,040	(4,364)	(74,459)	789,753	(4,413,085)	(1,964,725)

20,153	48,178	205,489	1,488,104	(2,877,609)	(486,987)

323,827	275,649	3,620,540	2,132,436	29,287,691	29,774,678

$343,980	$323,827	$3,826,029	$3,620,540	$26,410,082	$29,287,691

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Real Estate
	Securities
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$455,740	$772,994
Total realized gains (losses) on investments	10,786,229	5,045,756
Change in net unrealized appreciation or depreciation of investments	(20,936,775)	10,121,417

Net increase (decrease) in net assets resulting from operations	(9,694,806)	15,940,167

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	38,842,019	74,159,335
Contract terminations and surrenders	(5,347,785)	(3,655,224)
Death benefit payments	(30,063)	(57,332)
Policy loan transfers	(428,812)	(318,553)
Transfers to other contracts	(44,235,151)	(60,706,619)
Cost of insurance and administration charges	(2,347,575)	(2,105,853)
Mortality and expenses charges	(333,798)	(311,569)
Surrender charges	(173,995)	(304,317)

Increase (decrease) in net assets from policy related transactions	(14,055,160)	6,699,868

Total increase (decrease)	(23,749,966)	22,640,035

Net assets at beginning of period	63,388,805	40,748,770

Net assets at end of period	$39,638,839	$63,388,805

(1)	Commenced operations on May 1, 2007.
See accompanying notes.

	SAM	SAM	SAM	SAM
SAM	Conservative	Conservative	Flexible	Strategic
Balanced	Balanced	Growth	Income	Growth
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Division (1)	Division (1)	Division (1)	Division (1)	Division (1)
2007	2007	2007	2007	2007
$–	$–	$826	$–	$3,498
1,631	(1)	142	12	539
7,418	(58)	(22,328)	632	(5,841)

9,049	(59)	(21,360)	644	(1,804)

1,035,478	193,750	2,448,095	53,755	2,174,491
(8,578)	–	–	–	–
–	–	–	–	–
(55,134)	–	(301)	–	778
(150,542)	(17,542)	(165,156)	–	(40,097)
(9,379)	(862)	(53,818)	(717)	(54,575)
(505)	(71)	(2,883)	(34)	(3,384)
(6,422)	–	–	–	–

804,918	175,275	2,225,937	53,004	2,077,213

813,967	175,216	2,204,577	53,648	2,075,409

–	–	–	–	–

$813,967	$175,216	$2,204,577	$53,648	$2,075,409

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Short Term
	Bond
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$119,632	$59,476
Total realized gains (losses) on investments	11,231	(7,628)
Change in net unrealized appreciation or depreciation of investments	(33,996)	42,913

Net increase (decrease) in net assets resulting from operations	96,867	94,761

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,814,603	1,953,228
Contract terminations and surrenders	(179,956)	(74,131)
Death benefit payments	–	–
Policy loan transfers	(20,770)	(116,513)
Transfers to other contracts	(1,510,064)	(1,248,475)
Cost of insurance and administration charges	(127,353)	(96,615)
Mortality and expenses charges	(14,955)	(11,656)
Surrender charges	(23,643)	(13,032)

Increase (decrease) in net assets from policy related transactions	937,862	392,806

Total increase (decrease)	1,034,729	487,567

Net assets at beginning of period	2,765,087	2,277,520

Net assets at end of period	$3,799,816	$2,765,087

See accompanying notes.

		SmallCap		SmallCap
SmallCap		Growth		Value
Division		Division		Division
2007	2006	2007	2006	2007	2006

$84,043	$35,677	$(433)	$(314)	$151,203	$120,321
3,672,166	1,874,766	456,677	94,220	4,231,251	5,406,652
(3,259,449)	1,017,041	637,139	1,647,250	(8,229,743)	1,212,552

496,760	2,927,484	1,093,383	1,741,156	(3,847,289)	6,739,525

6,198,264	9,486,514	8,783,705	12,148,087	25,013,099	50,752,107
(1,935,893)	(714,660)	(3,160,796)	(1,014,867)	(4,413,957)	(3,656,375)
(66,104)	(5,311)	(55,951)	(21,241)	(6,505)	(9,983)
(160,197)	(177,871)	(263,064)	(275,024)	(265,305)	(1,709,571)
(3,309,111)	(5,532,557)	(4,526,672)	(8,457,206)	(21,862,852)	(42,829,578)
(945,518)	(901,581)	(1,117,595)	(1,159,738)	(1,550,072)	(1,496,914)
(145,603)	(139,155)	(169,773)	(184,928)	(225,246)	(227,519)
(87,267)	(68,825)	(130,338)	(104,903)	(92,615)	(331,717)

(451,429)	1,946,554	(640,484)	930,180	(3,403,453)	490,450

45,331	4,874,038	452,899	2,671,336	(7,250,742)	7,229,975

27,177,993	22,303,955	22,043,317	19,371,981	43,353,858	36,123,883

$27,223,324	$27,177,993	$22,496,216	$22,043,317	$36,103,116	$43,353,858

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Summit
	Russell 2000
	SmallCap
	Index
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,328	$121
Total realized gains (losses) on investments	32,989	4,521
Change in net unrealized appreciation or depreciation of investments	(61,170)	16,450

Net increase (decrease) in net assets resulting from operations	(25,853)	21,092

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	535,721	601,329
Contract terminations and surrenders	–	–
Death benefit payments	–	–
Policy loan transfers	(290)	(951)
Transfers to other contracts	(74,945)	(347,977)
Cost of insurance and administration charges	(6,599)	(1,512)
Mortality and expenses charges	(1,113)	(270)
Surrender charges	–	–

Increase (decrease) in net assets from policy related transactions	452,774	250,619

Total increase (decrease)	426,921	271,711

Net assets at beginning of period	271,711	–

Net assets at end of period	$698,632	$271,711

(1)	Commenced operations on November 19, 2007.
See accompanying notes.

Summit
S&P
MidCap	T. Rowe Price		Vanguard		Vanguard
400	Equity		VIF		VIF Equity
Index	Income II		Balanced		Index
Division (1)	Division		Division		Division
2007	2007	2006	2007	2006	2007	2006

$–	$530	$220	$408,302	$225,683	$278,857	$214,069
–	2,228	756	749,880	495,538	961,372	1,102,733
–	(1,817)	2,279	87,697	776,080	(338,570)	710,276

–	941	3,255	1,245,879	1,497,301	901,659	2,027,078

–	6,349	29,809	16,810,989	33,420,656	15,176,087	40,028,807
–	–	–	(1,219,917)	(1,293,179)	(2,117,210)	(532,253)
–	–	–	–	–	–	–
–	–	–	(25,212)	(26,732)	(19,652)	(41,045)
–	(2,229)	–	(7,621,306)	(27,321,883)	(8,322,688)	(35,375,981)
–	(498)	(80)	(295,397)	(180,253)	(342,190)	(207,914)
–	(85)	(16)	(49,811)	(31,908)	(57,981)	(37,466)
–	–	–	2,846	21,516	67,960	(17,726)

–	3,537	29,713	7,602,192	4,588,217	4,384,326	3,816,422

–	4,478	32,968	8,848,071	6,085,518	5,285,985	5,843,500

–	32,968	–	12,973,612	6,888,094	15,900,111	10,056,611

$–	$37,446	$32,968	$21,821,683	$12,973,612	$21,186,096	$15,900,111

Principal Life Insurance Company
Variable Life Separate Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2007 and 2006, Except as Noted

	Vanguard
	VIF
	Mid-Cap
	Index
	Division
	2007	2006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$119,113	$66,744
Total realized gains (losses) on investments	1,158,119	450,086
Change in net unrealized appreciation or depreciation of investments	(893,674)	382,570

Net increase (decrease) in net assets resulting from operations	383,558	899,400

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	15,650,152	19,328,491
Contract terminations and surrenders	(454,831)	(392,104)
Death benefit payments	–	–
Policy loan transfers	2,414,524	(486,579)
Transfers to other contracts	(15,092,899)	(15,733,608)
Cost of insurance and administration charges	(201,670)	(133,173)
Mortality and expenses charges	(34,040)	(23,661)
Surrender charges	6,368	5,385

Increase (decrease) in net assets from policy related transactions	2,287,604	2,564,751

Total increase (decrease)	2,671,162	3,464,151

Net assets at beginning of period	8,510,422	5,046,271

Net assets at end of period	$11,181,584	$8,510,422

See accompanying notes.

				Wells Fargo
Wells Fargo		Wells Fargo		Advantage VT
Advantage VT		Advantage VT		Large
Asset		Equity		Company
Allocation		Income		Growth
Division		Division		Division
2007	2006	2007	2006	2007	2006

$40,012	$30,137	$8,475	$6,395	$–	$–
95,650	27,298	56,466	13,978	40,574	34,315
(6,846)	90,185	(48,230)	52,597	26,717	(3,597)

128,816	147,620	16,711	72,970	67,291	30,718

1,279,226	1,098,300	295,475	212,950	438,604	972,971
(504,350)	(69,849)	(84,798)	(5,852)	(38,246)	(44,387)
–	–	–	(3,404)	–	–
91	4,078	(717)	55	(1,892)	(195,502)
(512,761)	(544,927)	(58,513)	(77,692)	(369,110)	(808,973)
(75,262)	(63,762)	(34,792)	(28,489)	(27,030)	(23,596)
(9,328)	(7,595)	(3,718)	(2,852)	(3,414)	(2,952)
1,382	(7,121)	(9,525)	(1,647)	(4,367)	(3,577)

178,998	409,124	103,412	93,069	(5,455)	(106,016)

307,814	556,744	120,123	166,039	61,836	(75,298)

1,441,798	885,054	491,358	325,319	787,960	863,258

$1,749,612	$1,441,798	$611,481	$491,358	$849,796	$787,960

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2007
1. Investment and Accounting Policies
Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contract holders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2007, contract holder investment options include the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. (1)
Asset Allocation Account
Balanced Account
Bond Account
Capital Value Account
Diversified International Account
Equity Growth Account
Equity Income I Account (7)
Government & High Quality Bond Account
Growth Account
International Emerging Markets Account
International SmallCap Account
LargeCap Blend Account
LargeCap Stock Index Account
LargeCap Value Account
MidCap Account
MidCap Growth Account
MidCap Value Account
Money Market Account
Principal LifeTime Strategic Income Account (4)
Principal LifeTime 2010 Account (4)
Principal LifeTime 2020 Account (4)
Principal LifeTime 2030 Account (4)
Principal LifeTime 2040 Account (4)
Principal LifeTime 2050 Account(4)
Real Estate Securities Account
Short Term Bond Account (3)
SmallCap Account
SmallCap Growth Account
SmallCap Value Account
Strategic Asset Management Portfolios – Balanced Portfolio Account (9)
Strategic Asset Management Portfolios – Conservative Balanced Portfolio Account (9)
Strategic Asset Management Portfolios – Conservative Growth Portfolio Account (9)
Strategic Asset Management Portfolios – Flexible Income Portfolio Account (9)
Strategic Asset Management Portfolios – Strategic Growth Portfolio Account (9)

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
1. Investment and Accounting Policies (continued)

AIM V.I. Capital Appreciation Fund Series I (6)
AIM V.I. Capital Appreciation Fund Series II (6)
AIM V.I. Core Equity Fund Series I
AIM V.I. Core Equity Fund – Series II (2)
AIM V.I. Dynamics Fund – Series I
AIM V.I. Global Health Care Fund – Series I
AIM V.I. International Growth Fund – Series I
AIM V.I. Mid Cap Core Equity Fund – Series II (5)
AIM V.I. Small Cap Equity Fund – Series I (8)
AIM V.I. Technology Fund – Series I
American Century Variable Portfolios, Inc.:
VP Income & Growth Fund – I
VP Income & Growth Fund – II
VP International Fund – II
VP Mid Cap Value Fund – II (5)
VP Ultra Fund – I
VP Ultra Fund – II
VP Value Fund – II
VP Vista Fund – II (5)
Dreyfus Investment Portfolios:
Core Value Portfolio – Service Shares
Dreyfus Socially Responsible Growth Fund Inc. – Service Shares
Dreyfus Variable Investment Fund:
Appreciation Portfolio – Service Shares
Developing Leaders Portfolio – Service Shares
Quality Bond Portfolio – Service Shares
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio – IC
Equity-Income Portfolio – SC2
Growth Portfolio – SC2
High Income Portfolio – IC
High Income Portfolio – SC2
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio – SC2
Contrafund Portfolio – IC
Contrafund Portfolio – SC2
Fidelity Variable Insurance Products Fund III:
Mid Cap Portfolio – SC2

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
1. Investment and Accounting Policies (continued)

Franklin Templeton VIP Trust:
Income Securities Fund – Class 2
Mutual Discovery Securities Fund – Class 2
Mutual Shares Fund – Class 2
Rising Dividends Securities Fund – Class 2
Small Cap Value Securities Fund – Class 2
Developing Markets Securities Fund – Class 2 (5)
Foreign Securities Fund – Class 2 (9)
Goldman Sachs Variable Insurance Trust:
Structured Small Cap Equity Fund – SCI (5)
Janus Aspen Series Balanced Portfolio – Service Shares
Janus Aspen Series Flexible Bond Portfolio – Service Shares
Janus Aspen Series Fundamental Equity Portfolio – Service Shares
Janus Aspen Series International Growth Portfolio – Service Shares
Janus Aspen Series Mid Cap Growth Portfolio – Service Shares
Janus Aspen Series Worldwide Growth Portfolio – Service Shares
JP Morgan Bond Portfolio Series Trust II
JP Morgan Small Company Portfolio Series Trust II
MFS Variable Insurance Trust:
Emerging Growth Series – Service Class
Global Equity Series – Service Class (5)
MidCap Growth Series – Service Class
New Discovery Series – Service Class
Research International Series– Service Class (9)
Value Series – Service Class
Neuberger Berman AMT Fasciano Portfolio – S Class (5)
Neuberger Berman AMT Guardian Portfolio – I Class
Neuberger Berman AMT Partners Portfolio – I Class (5)
Putnam Variable Trust:
Growth & Income Fund – Class IB
International Equity Fund – Class IB
Voyager Fund – Class IB
Summit Mutual Funds:
Russell 2000 Small Cap Index Portfolio (5)
S&P MidCap 400 Index Portfolio (10)
T. Rowe Price Equity Income Portfolio – II (5)
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio
Mid-Cap Index Portfolio
Wells Fargo Advantage Variable Trust Funds:
Asset Allocation Fund
Equity Income Fund
Large Company Growth Fund

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
1. Investment and Accounting Policies (continued)
(1) Organized by Principal Life Insurance Company.
(2) Commenced operations February 22, 2003.
(3) Commenced operations May 17, 2003.
(4) Commenced operations August 23, 2004.
(5) Commenced operations November 21, 2005.
(6) Commenced operations April 28, 2006.
(7) Commenced operations January 5, 2007.
(8) Commenced operations April 30, 2007.
(9) Commenced operations May 1, 2007.
(10) Commenced operations November 19, 2007.
Commencement of operations date is the date that the division became available to contractholders.
Investments are stated at the closing net asset values per share on December 31, 2007. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.
The Separate Account supports the following variable life insurance contracts of Principal Life: Benefit Variable Universal Life Contracts, Executive Variable Universal Life Contracts, Flex Variable Life Contracts, PrinFlex Life® Contracts, Survivorship Variable Universal Life Contracts, Variable Universal Life Accumulator Contracts, Variable Universal Life Accumulator II Contracts, and Variable Universal Life Income Contracts.
Recent Accounting Pronouncements
On September 15, 2006, the FASB issued SFAS No. 157, Fair Value Measurements
(SFAS 157). This standard, which provides guidance for using fair value to measure assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not expand the use of fair value in any new circumstances. SFAS 157 establishes a fair value hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Our adoption of SFAS 157 on January 1, 2008, will not have a material impact on our financial statements.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
1. Investment and Accounting Policies (continued)
Use of Estimates in the Preparation of Financial Statements
The preparation of the Separate Account’s financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.
2. Expenses and Related Party Transactions
Principal Life is compensated for the following expenses and charges:
Benefit Variable Universal Life Contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first through fifth years, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.
Executive Variable Universal Life Contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 4.50% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
2. Expenses and Related Party Transactions (continued)
Flex Variable Life Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.0% and a tax charge of 2.0% are deducted from each payment made on behalf of each participant. The sales and tax charges are deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.
PrinFlex Life® Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the asset value of each policy. A monthly administration charge of $0.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the administration charge is $6 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums less than or equal to target premium and 0.75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.
Survivorship Variable Universal Life Insurance Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.80% of the asset value of each policy. A monthly administration charge of $8 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $0.07 per $1,000 of face amount. The charge of $0.07 is increased by $0.005 per $1,000 for each insured classified as a smoker. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 5.0% of premiums less than or equal to

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
2. Expenses and Related Party Transactions (continued)
target premium and 2.0% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.
Variable Universal Life Accumulator Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.
Variable Universal Life Accumulator II Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid up to surrender target premium (1.25% of premiums in excess of target premium) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
2. Expenses and Related Party Transactions (continued)
Variable Universal Life Income Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.
During the year ended December 31, 2007, management fees were paid indirectly to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Funds, Inc. Investment advisory and management fees are computed at the annual rate of 0.25% of the average daily net assets of the LargeCap Stock Index Account and 0.1225% of the average daily net assets of thePrincipal LifeTime Accounts. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
2. Expenses and Related Party Transactions (continued)
The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Funds, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million.

Account	Fee Range

Bond, Government & High Quality Bond, Money Market, Short-Term Bond	0.50 – 0.30%
Balanced, Equity Income I	0.60 – 0.40
MidCap	0.65 – 0.45
Asset Allocation, Equity Growth	0.80 – 0.60
SmallCap	0.85 – 0.65
MidCap Growth, Real Estate Securities	0.90 – 0.70
SmallCap Growth	1.00 – 0.80
SmallCap Value	1.10 – 0.90
International SmallCap	1.20 – 1.00
The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Funds, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

Account	Fee Range

Capital Value	0.60 – 0.40%
LargeCap Blend, LargeCap Value	0.75 – 0.55
Diversified International	0.85 – 0.65
MidCap Value	1.05 – 0.85
International Emerging Markets	1.25 – 1.05

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
2. Expenses and Related Party Transactions (continued)
Effective January 8, 2007, the investment advisory and management fees for certain Accounts of the Principal Variable Contracts Funds, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $500 million increase in net asset value above the initial $500 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $3 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $500 million of net asset value to net asset values of over $3 billion:

Account	Fee Range

Growth	0.68 – 0.51%
On January 8, 2007, the investment advisory and management fee for Growth Account was revised. From January 1, 2007 through January 8, 2007, the annual rates used in the calculation were 0.60% of the first $250 million, 0.55% of the next $250 million, 0.50% of the next $250 million, 0.45% of the next $250 million, and 0.40% over $1 billion.
3. Federal Income Taxes
The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments
The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2007:

Division	Purchases	Sales

AIM V.I. Capital Appreciation Series I Division:
Benefit Variable Universal Life	$393,729	$492,123
Executive Variable Universal Life	341,706	190,487
PrinFlex Life®	388,683	788,308
Survivorship Variable Universal Life	64,441	14,676
Variable Universal Life Accumulator	70,632	47,819

AIM V.I. Capital Appreciation Series II Division:
Variable Universal Life Accumulator II	162,830	143,607
Variable Universal Life Income	53,022	17,091

AIM V.I. Core Equity Series I Division:
Benefit Variable Universal Life	61,845	36,029
Executive Variable Universal Life	1,113,214	279,817
Flex Variable Life	13,657	26,382
PrinFlex Life®	1,947,946	1,742,623
Survivorship Variable Universal Life	125,315	176,531
Variable Universal Life Accumulator	302,476	272,887

AIM V.I. Core Equity Series II Division:
Variable Universal Life Accumulator II	919,563	654,095
Variable Universal Life Income	1,115,367	356,012

AIM V.I. Dynamics Series I Division:
Benefit Variable Universal Life	117,976	41,214
Executive Variable Universal Life	1,700,783	1,080,797
Flex Variable Life	4,115	6
PrinFlex Life®	439,994	370,223
Survivorship Variable Universal Life	–	456
Variable Universal Life Accumulator	69,863	17,703

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

AIM V.I. Global Health Care Series I Division:
Benefit Variable Universal Life	$440,395	$275,294
Executive Variable Universal Life	500,130	358,148
Flex Variable Life	5,374	1,711
PrinFlex Life®	830,051	1,051,203
Survivorship Variable Universal Life	55,538	29,161
Variable Universal Life Accumulator	234,238	168,298
Variable Universal Life Accumulator II	233,775	218,047
Variable Universal Life Income	144,295	60,942

AIM V.I. International Growth Series I Division:
Benefit Variable Universal Life	856,173	444,908
Executive Variable Universal Life	6,046,660	3,949,313

AIM V.I. Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	27,034	894

AIM V.I. Small Cap Equity Series I Division:
Benefit Variable Universal Life	747,255	227,374
Executive Variable Universal Life	2,207,534	724,157
Flex Variable Life	9,924	1,965
PrinFlex Life®	1,259,396	274,234
Survivorship Variable Universal Life	43,088	7,845
Variable Universal Life Accumulator	325,990	50,955

AIM V.I. Technology Series I Division:
Benefit Variable Universal Life	253,947	90,958
Executive Variable Universal Life	1,285,566	549,134
Flex Variable Life	37,413	32,027
PrinFlex Life®	591,299	725,810
Survivorship Variable Universal Life	8,221	40,230
Variable Universal Life Accumulator	144,481	101,236

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

American Century VP Income & Growth Division:
Flex Variable Life	$5,857	$23,016
PrinFlex Life®	1,030,372	1,096,692
Survivorship Variable Universal Life	17,437	9,996
Variable Universal Life Accumulator	213,068	193,419

American Century VP Ultra Division:
Flex Variable Life	1,123	559
PrinFlex Life®	608,098	992,948
Survivorship Variable Universal Life	94,570	46,188
Variable Universal Life Accumulator	171,048	204,710

American Century VP II Income & Growth Division:
Benefit Variable Universal Life	75,107	51,447
Executive Variable Universal Life	709,986	1,196,630
Variable Universal Life Accumulator II	205,816	179,046
Variable Universal Life Income	234,088	54,848

American Century VP II International Division:
Benefit Variable Universal Life	29,344	52,505
Executive Variable Universal Life	153,611	441,545

American Century VP II MidCap Value Division:
Benefit Variable Universal Life	27,594	27,113
Executive Variable Universal Life	424,286	85,147

American Century VP II Ultra Division:
Benefit Variable Universal Life	118,655	186,317
Executive Variable Universal Life	798,021	835,085
Variable Universal Life Accumulator II	293,515	334,936
Variable Universal Life Income	145,297	67,411

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

American Century VP II Value Division:
Benefit Variable Universal Life	$672,116	$635,913
Executive Variable Universal Life	2,702,129	1,660,814
Flex Variable Life	7,219	4,057
PrinFlex Life®	1,193,605	1,493,688
Survivorship Variable Universal Life	268,379	194,212
Variable Universal Life Accumulator	231,502	110,123
Variable Universal Life Accumulator II	878,094	787,347
Variable Universal Life Income	682,742	347,735

American Century VP II Vista Division:
Benefit Variable Universal Life	46,179	7,440
Executive Variable Universal Life	7,059	1,662

Asset Allocation Division:
Flex Variable Life	14,456	13,040
PrinFlex Life®	6,076,037	7,292,011
Survivorship Variable Universal Life	191,604	207,466
Variable Universal Life Accumulator	364,955	328,513
Variable Universal Life Accumulator II	478,196	275,894
Variable Universal Life Income	110,704	50,509

Balanced Division:
Flex Variable Life	321,601	391,374
PrinFlex Life®	5,170,064	6,640,213
Survivorship Variable Universal Life	135,296	41,627
Variable Universal Life Accumulator	257,627	159,833
Variable Universal Life Accumulator II	378,677	273,343
Variable Universal Life Income	229,903	85,465

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Bond Division:
Benefit Variable Universal Life	$1,461,891	$645,898
Executive Variable Universal Life	7,886,364	5,152,669
Flex Variable Life	821,870	984,966
PrinFlex Life®	11,659,353	11,607,087
Survivorship Variable Universal Life	504,710	436,627
Variable Universal Life Accumulator	1,079,477	697,151
Variable Universal Life Accumulator II	2,012,042	1,086,467
Variable Universal Life Income	1,776,154	655,204

Capital Value Division:
Benefit Variable Universal Life	102,650	41,501
Executive Variable Universal Life	2,984,273	2,176,410
Flex Variable Life	974,985	1,542,226
PrinFlex Life®	8,066,894	8,094,962
Survivorship Variable Universal Life	317,364	245,627
Variable Universal Life Accumulator	2,700,100	869,856
Variable Universal Life Accumulator II	857,227	736,218
Variable Universal Life Income	855,070	303,289

Diversified International Division:
Benefit Variable Universal Life	1,759,445	900,433
Executive Variable Universal Life	19,505,087	9,987,422
Flex Variable Life	54,553	98,440
PrinFlex Life®	20,687,571	18,495,691
Survivorship Variable Universal Life	1,363,338	1,196,330
Variable Universal Life Accumulator	3,295,868	1,115,372
Variable Universal Life Accumulator II	4,162,725	1,873,358
Variable Universal Life Income	3,932,973	1,169,040

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	$19,897	$9,283
Executive Variable Universal Life	746,302	1,531,341

Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	171	18,031
Executive Variable Universal Life	5,559	11,227

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	180,998	152,809
Executive Variable Universal Life	619,854	181,408

Dreyfus VIF Developing Leaders Service Shares Division:
Benefit Variable Universal Life	170,446	150,080
Executive Variable Universal Life	706,830	637,164
Variable Universal Life Accumulator II	830,880	351,948
Variable Universal Life Income	715,005	217,954

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	104,796	207,897
Executive Variable Universal Life	5,016,397	5,200,923

Equity Growth Division:
Benefit Variable Universal Life	397,109	197,526
Executive Variable Universal Life	2,399,900	739,419
Flex Variable Life	58,275	27,487
PrinFlex Life®	13,393,892	22,262,005
Survivorship Variable Universal Life	565,491	851,940
Variable Universal Life Accumulator	17,522,991	688,372
Variable Universal Life Accumulator II	1,527,392	721,885
Variable Universal Life Income	1,307,318	418,044

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Equity Income I Division:
Flex Variable Life	$82,080	$44,377
PrinFlex Life®	7,143,928	1,925,038
Survivorship Variable Universal Life	637,696	150,951
Variable Universal Life Accumulator	651,163	117,989
Variable Universal Life Accumulator II	1,435,094	357,297
Variable Universal Life Income	715,033	74,141

Fidelity VIP Equity-Income Initial Class Division:
Flex Variable Life	33,058	26,239
PrinFlex Life®	15,403,233	14,110,820
Survivorship Variable Universal Life	1,194,537	794,480
Variable Universal Life Accumulator	924,396	510,497

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	1,271,037	1,186,667
Executive Variable Universal Life	11,553,771	8,285,707
Variable Universal Life Accumulator II	2,301,843	1,183,280
Variable Universal Life Income	1,797,728	546,551

Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	777,785	443,247
Executive Variable Universal Life	3,430,643	2,085,510
Flex Variable Life	9,243	1,734
PrinFlex Life®	1,157,588	1,068,965
Survivorship Variable Universal Life	77,341	41,208
Variable Universal Life Accumulator	265,053	181,959
Variable Universal Life Accumulator II	661,496	612,693
Variable Universal Life Income	528,859	141,779

Fidelity VIP High Income Initial Class Division:
Flex Variable Life	7,670	3,110
PrinFlex Life®	3,201,138	3,169,765
Survivorship Variable Universal Life	98,156	32,946
Variable Universal Life Accumulator	78,894	34,747

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	$793,861	$541,692
Executive Variable Universal Life	4,468,586	2,918,003
Variable Universal Life Accumulator II	175,720	339,883
Variable Universal Life Income	69,964	16,372

Fidelity VIP II Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	446,565	205,203
Executive Variable Universal Life	850,157	387,294

Fidelity VIP II Contrafund Initial Class Division:
Flex Variable Life	777,953	494,510
PrinFlex Life®	39,898,893	26,474,912
Survivorship Variable Universal Life	2,140,854	1,040,914
Variable Universal Life Accumulator	2,175,574	955,769

Fidelity VIP II Contrafund Service Class 2 Division:
Benefit Variable Universal Life	5,271,613	2,462,854
Executive Variable Universal Life	26,019,640	12,920,458
Variable Universal Life Accumulator II	3,749,817	1,730,083
Variable Universal Life Income	2,935,179	730,788

Fidelity VIP III Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	2,806,111	1,804,376
Executive Variable Universal Life	13,171,549	7,381,300
Variable Universal Life Accumulator II	1,180,721	808,555
Variable Universal Life Income	945,474	223,040

Franklin Income Securities Class 2 Division:
Benefit Variable Universal Life	1,017,778	543,667
Executive Variable Universal Life	8,363,207	4,962,770

Franklin Mutual Discovery Securities Class 2 Division:
Benefit Variable Universal Life	1,905,815	1,294,693
Executive Variable Universal Life	6,099,676	4,414,056

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Franklin Mutual Shares Class 2 Division:
Benefit Variable Universal Life	$1,076,494	$582,869
Executive Variable Universal Life	4,399,990	2,040,060

Franklin Rising Dividends Securities Class 2 Division:
Benefit Variable Universal Life	594,626	773,957
Executive Variable Universal Life	1,503,028	1,614,078

Franklin Small Cap Value Securities Class 2 Division:
Benefit Variable Universal Life	901,884	870,906
Executive Variable Universal Life	2,576,161	1,416,811

Franklin Templeton Developing Markets Class 2 Division:
Benefit Variable Universal Life	251,777	60,945
Executive Variable Universal Life	2,135,767	1,306,079

Franklin Templeton Foreign Securities Class 2 Division:
Executive Variable Universal Life	33,033	18

Goldman Sachs Structured Small Cap Equity Service Class I Division:
Benefit Variable Universal Life	80,580	45,613
Executive Variable Universal Life	648,972	533,002

Government & High Quality Bond Division:
Benefit Variable Universal Life	2,233,714	532,469
Executive Variable Universal Life	9,402,997	4,638,559
Flex Variable Life	198,123	43,930
PrinFlex Life®	10,155,665	9,686,915
Survivorship Variable Universal Life	322,479	295,124
Variable Universal Life Accumulator	1,314,860	1,011,500
Variable Universal Life Accumulator II	1,146,453	774,532
Variable Universal Life Income	779,876	198,120

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Growth Division:
Benefit Variable Universal Life	$238,900	$43,611
Executive Variable Universal Life	1,330,175	211,544
Flex Variable Life	6,165	2,401
PrinFlex Life®	4,270,265	6,321,468
Survivorship Variable Universal Life	302,633	737,762
Variable Universal Life Accumulator	147,248	93,572
Variable Universal Life Accumulator II	261,056	113,277
Variable Universal Life Income	358,621	53,571

International Emerging Markets Division:
Benefit Variable Universal Life	3,901	334
Executive Variable Universal Life	404,100	22,577
Flex Variable Life	191,280	112,333
PrinFlex Life®	8,556,284	5,353,292
Survivorship Variable Universal Life	455,874	203,208
Variable Universal Life Accumulator	1,615,527	1,096,543
Variable Universal Life Accumulator II	2,546,068	1,853,581
Variable Universal Life Income	2,248,004	750,671

International SmallCap Division:
Benefit Variable Universal Life	3,586,689	2,056,827
Executive Variable Universal Life	14,062,731	8,047,112
Flex Variable Life	104,723	41,471
PrinFlex Life®	21,513,870	16,738,515
Survivorship Variable Universal Life	1,050,466	821,120
Variable Universal Life Accumulator	1,499,075	945,627
Variable Universal Life Accumulator II	2,832,117	1,386,829
Variable Universal Life Income	2,237,645	667,508

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	167,067	5,820
Executive Variable Universal Life	505,110	7,379

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	$205,956	$109,756
Executive Variable Universal Life	1,228,187	959,410

Janus Aspen Fundamental Equity Service Shares Division:
Benefit Variable Universal Life	296,546	154,091
Executive Variable Universal Life	1,018,362	742,159

Janus Aspen International Growth Service Shares Division:
Benefit Variable Universal Life	950,347	57,475
Executive Variable Universal Life	2,165,867	613,712

Janus Aspen Mid Cap Growth Service Shares Division:
Benefit Variable Universal Life	177,658	42,142
Executive Variable Universal Life	943,625	332,964
Flex Variable Life	13,485	5,410
PrinFlex Life®	2,989,276	1,354,782
Survivorship Variable Universal Life	15,190	13,820
Variable Universal Life Accumulator	353,875	237,707

Janus Aspen Worldwide Growth Service Shares Division:
Benefit Variable Universal Life	136,741	145,960
Executive Variable Universal Life	394,046	219,406

JP Morgan Bond Series Trust II Division:
Benefit Variable Universal Life	135,513	42,531
Executive Variable Universal Life	2,161,396	816,431

JP Morgan Small Company Series Trust II Division:
Benefit Variable Universal Life	700,686	549,718
Executive Variable Universal Life	1,013,149	551,761

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

LargeCap Blend Division:
Benefit Variable Universal Life	$539,090	$399,116
Executive Variable Universal Life	826,573	414,794
Flex Variable Life	15,232	18,697
PrinFlex Life®	1,771,445	1,368,795
Survivorship Variable Universal Life	104,189	180,493
Variable Universal Life Accumulator	395,237	333,040
Variable Universal Life Accumulator II	1,383,779	876,821
Variable Universal Life Income	1,376,126	451,855

LargeCap Stock Index Division:
Flex Variable Life	569,393	102,054
PrinFlex Life®	6,455,683	9,380,431
Survivorship Variable Universal Life	266,437	496,317
Variable Universal Life Accumulator	484,837	340,720
Variable Universal Life Accumulator II	777,040	900,537
Variable Universal Life Income	717,954	320,901

LargeCap Value Division:
Benefit Variable Universal Life	888,469	324,446
Executive Variable Universal Life	5,145,433	2,862,703
Flex Variable Life	21,094	19,534
PrinFlex Life®	3,583,115	2,756,254
Survivorship Variable Universal Life	289,258	253,386
Variable Universal Life Accumulator	652,318	393,983
Variable Universal Life Accumulator II	1,770,188	1,073,403
Variable Universal Life Income	1,785,693	538,361

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

MFS VIT Emerging Growth Service Class Division:
Benefit Variable Universal Life	$190,158	$118,142
Executive Variable Universal Life	206,659	44,275

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	25,026	3,170
Executive Variable Universal Life	201,723	133,372

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	56,211	90,494
Executive Variable Universal Life	189,667	125,067

MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	281,326	231,280
Executive Variable Universal Life	2,251,807	2,396,210
Variable Universal Life Accumulator II	592,294	152,870
Variable Universal Life Income	76,670	22,717

MFS VIT Research International Service Class Division:
Benefit Variable Universal Life	2,905	12
Executive Variable Universal Life	1	1

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	332,787	122,681
Executive Variable Universal Life	1,970,982	503,936

MidCap Division:
Benefit Variable Universal Life	735,028	448,496
Executive Variable Universal Life	3,787,491	3,435,803
Flex Variable Life	2,689,925	3,259,219
PrinFlex Life®	22,626,107	23,472,732
Survivorship Variable Universal Life	1,045,460	608,522
Variable Universal Life Accumulator	1,595,110	959,301
Variable Universal Life Accumulator II	2,192,838	1,216,015
Variable Universal Life Income	1,613,128	441,957

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

MidCap Growth Division:
Benefit Variable Universal Life	$259,862	$88,471
Executive Variable Universal Life	2,212,818	1,380,239
Flex Variable Life	24,678	17,272
PrinFlex Life®	4,200,543	3,471,773
Survivorship Variable Universal Life	396,376	434,352
Variable Universal Life Accumulator	625,121	351,335
Variable Universal Life Accumulator II	1,463,236	688,382
Variable Universal Life Income	1,009,612	362,993

MidCap Value Division:
Benefit Variable Universal Life	1,077,158	548,489
Executive Variable Universal Life	6,862,276	4,346,455
Flex Variable Life	31,815	18,054
PrinFlex Life®	4,414,435	4,375,620
Survivorship Variable Universal Life	584,498	402,046
Variable Universal Life Accumulator	670,852	412,545
Variable Universal Life Accumulator II	1,993,286	1,075,490
Variable Universal Life Income	1,710,863	443,080

Money Market Division:
Benefit Variable Universal Life	11,354,127	9,719,681
Executive Variable Universal Life	109,736,118	83,490,152
Flex Variable Life	217,350	317,572
PrinFlex Life®	40,678,076	37,655,132
Survivorship Variable Universal Life	2,464,628	2,337,141
Variable Universal Life Accumulator	1,778,927	1,542,085
Variable Universal Life Accumulator II	11,882,589	11,284,987
Variable Universal Life Income	17,771,028	16,294,987

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Neuberger Berman AMT Fasciano S Class Division:
Benefit Variable Universal Life	$13,392	$1,325
Executive Variable Universal Life	65,587	18,826

Neuberger Berman AMT Guardian I Class Division:
Benefit Variable Universal Life	64,770	19,861
Executive Variable Universal Life	237,497	18,527

Neuberger Berman AMT Partners I Class Division:
Benefit Variable Universal Life	119,694	50,265
Executive Variable Universal Life	1,613,192	599,023

Principal LifeTime Strategic Income Division:
Benefit Variable Universal Life	11,416	5,389
Executive Variable Universal Life	214,980	74,923
Variable Universal Life Accumulator II	2,393	1,840
Variable Universal Life Income	148,946	22,070

Principal LifeTime 2010 Division:
Benefit Variable Universal Life	204,780	55,801
Executive Variable Universal Life	952,391	521,577
Variable Universal Life Accumulator II	108,124	63,156
Variable Universal Life Income	242,746	46,408

Principal LifeTime 2020 Division:
Benefit Variable Universal Life	979,875	233,834
Executive Variable Universal Life	2,540,251	1,353,995
Variable Universal Life Accumulator II	467,124	164,132
Variable Universal Life Income	1,298,351	362,412

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Principal LifeTime 2030 Division:
Benefit Variable Universal Life	$545,776	$194,856
Executive Variable Universal Life	2,056,799	1,032,871
Variable Universal Life Accumulator II	955,470	547,957
Variable Universal Life Income	2,320,347	560,037

Principal LifeTime 2040 Division:
Benefit Variable Universal Life	184,110	58,052
Executive Variable Universal Life	398,833	122,820
Variable Universal Life Accumulator II	458,981	206,351
Variable Universal Life Income	3,176,422	910,279

Principal LifeTime 2050 Division:
Benefit Variable Universal Life	458,916	216,369
Executive Variable Universal Life	929,478	534,123
Variable Universal Life Accumulator II	528,339	278,314
Variable Universal Life Income	1,519,752	709,461

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	249,993	163,925
Executive Variable Universal Life	96,717	73,783

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	986,379	376,260
Executive Variable Universal Life	2,429,850	2,576,296

Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	20,018	61,490
Executive Variable Universal Life	1,240,690	1,189,367
Flex Variable Life	5,941	25,044
PrinFlex Life®	4,015,976	8,384,354
Survivorship Variable Universal Life	258,436	331,083
Variable Universal Life Accumulator	320,833	283,795

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Real Estate Securities Division:
Benefit Variable Universal Life	$3,331,718	$3,796,776
Executive Variable Universal Life	15,997,542	15,104,442
Flex Variable Life	65,106	125,855
PrinFlex Life®	19,900,123	29,289,028
Survivorship Variable Universal Life	712,320	813,029
Variable Universal Life Accumulator	1,486,399	1,206,979
Variable Universal Life Accumulator II	2,211,979	1,894,504
Variable Universal Life Income	1,899,262	667,575

SAM Balanced Portfolio Division:
Executive Variable Universal Life	552,836	150,752
Variable Universal Life Accumulator II	38,861	332
Variable Universal Life Income	443,781	79,476

SAM Conservative Balanced Portfolio Division:
Executive Variable Universal Life	105,214	17,643
Variable Universal Life Accumulator II	14,733	358
Variable Universal Life Income	73,803	474

SAM Conservative Growth Portfolio Division:
Benefit Variable Universal Life	31,455	295
Executive Variable Universal Life	366,390	46,211
Variable Universal Life Accumulator II	172,964	6,889
Variable Universal Life Income	1,878,112	168,763

SAM Flexible Income Portfolio Division:
Variable Universal Life Accumulator II	96	—
Variable Universal Life Income	53,659	751

SAM Strategic Growth Portfolio Division:
Benefit Variable Universal Life	283,090	2,648
Executive Variable Universal Life	414,979	20,777
Variable Universal Life Accumulator II	361,922	13,310
Variable Universal Life Income	1,117,998	60,543

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Short Term Bond Division:
Benefit Variable Universal Life	$167,927	$83,349
Executive Variable Universal Life	1,677,634	1,165,098
Flex Variable Life	2,180	1,409
PrinFlex Life®	387,652	208,480
Survivorship Variable Universal Life	20,463	16,308
Variable Universal Life Accumulator	189,192	119,293
Variable Universal Life Accumulator II	291,790	237,324
Variable Universal Life Income	197,574	45,657

SmallCap Division:
Benefit Variable Universal Life	231,868	209,079
Executive Variable Universal Life	1,848,045	1,331,367
Flex Variable Life	30,313	13,726
PrinFlex Life®	4,071,646	4,210,680
Survivorship Variable Universal Life	136,317	77,499
Variable Universal Life Accumulator	2,042,427	475,955
Variable Universal Life Accumulator II	465,395	222,646
Variable Universal Life Income	422,086	109,743

SmallCap Growth Division:
Benefit Variable Universal Life	440,467	234,073
Executive Variable Universal Life	3,517,409	1,527,970
Flex Variable Life	8,410	6,171
PrinFlex Life®	3,493,508	6,807,149
Survivorship Variable Universal Life	147,716	155,832
Variable Universal Life Accumulator	306,555	274,736
Variable Universal Life Accumulator II	516,651	331,183
Variable Universal Life Income	352,989	87,508

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

SmallCap Value Division:
Benefit Variable Universal Life	$1,487,035	$1,376,668
Executive Variable Universal Life	11,177,653	10,685,755
Flex Variable Life	24,169	26,745
PrinFlex Life®	11,833,410	13,975,129
Survivorship Variable Universal Life	490,099	429,446
Variable Universal Life Accumulator	881,732	571,502
Variable Universal Life Accumulator II	1,259,506	1,027,100
Variable Universal Life Income	1,104,453	325,416

Summit Russell 2000 Small Cap Index Division:
Benefit Variable Universal Life	101,259	53,374
Executive Variable Universal Life	470,781	29,573

T. Rowe Price Equity Income II Division:
Benefit Variable Universal Life	6,648	2,280
Executive Variable Universal Life	2,526	532

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	4,555,007	2,276,313
Executive Variable Universal Life	13,280,197	6,932,484

Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	3,410,365	2,251,158
Executive Variable Universal Life	12,738,756	8,540,603

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	2,753,012	2,226,544
Executive Variable Universal Life	14,019,551	11,136,004

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investments (continued)

Division	Purchases	Sales

Wells Fargo Advantage VT Asset Allocation Division:
Benefit Variable Universal Life	$6,635	$3,496
Executive Variable Universal Life	886,319	813,240
Flex Variable Life	3,312	42
PrinFlex Life®	199,578	168,705
Survivorship Variable Universal Life	5,674	2,023
Variable Universal Life Accumulator	48,617	28,228
Variable Universal Life Accumulator II	91,369	60,943
Variable Universal Life Income	106,239	23,593

Wells Fargo Advantage VT Equity Income Division:
Benefit Variable Universal Life	7,106	7,568
Executive Variable Universal Life	18	—
PrinFlex Life®	116,206	59,897
Survivorship Variable Universal Life	51,545	4,937
Variable Universal Life Accumulator	12,378	3,982
Variable Universal Life Accumulator II	61,729	93,637
Variable Universal Life Income	89,226	22,042

Wells Fargo Advantage VT Large Company Growth Division:
Benefit Variable Universal Life	1,973	582
Executive Variable Universal Life	295,698	364,612
PrinFlex Life®	29,627	16,927
Survivorship Variable Universal Life	11,041	766
Variable Universal Life Accumulator	6,556	3,237
Variable Universal Life Accumulator II	69,712	52,467
Variable Universal Life Income	23,997	5,468

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding
     Transactions in units were as follows for each of the periods ended December 31:

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

AIM V.I. Capital Appreciation Series I Division:
Benefit Variable Universal Life	37,643	47,304	91,074	38,180
Executive Variable Universal Life	31,543	17,540	121,233	59,374
PrinFlex Life®	36,420	74,911	194,346	62,026
Survivorship Variable Universal Life	6,236	1,340	13,822	279
Variable Universal Life Accumulator	6,533	4,461	36,941	3,520

AIM V.I. Capital Appreciation Series II Division:
Variable Universal Life Accumulator II	15,382	13,600	43,343	5,284
Variable Universal Life Income	4,941	1,580	5,111	849

AIM V.I. Core Equity Series I Division:
Benefit Variable Universal Life	5,020	2,983	4,096	1,978
Executive Variable Universal Life	86,721	24,042	25,146	2,336
Flex Variable Life	1,066	2,113	5,645	552
PrinFlex Life®	152,740	140,315	556,431	273,773
Survivorship Variable Universal Life	9,617	14,693	39,843	1,508
Variable Universal Life Accumulator	22,645	21,698	109,637	27,688

AIM V.I. Core Equity Series II Division:
Variable Universal Life Accumulator II	48,847	36,235	142,976	15,381
Variable Universal Life Income	60,132	19,170	46,374	6,236

AIM V.I. Dynamics Series I Division:
Benefit Variable Universal Life	9,548	3,470	12,097	6,412
Executive Variable Universal Life	138,351	88,401	136,544	103,671
Flex Variable Life	333	—	—	—
PrinFlex Life®	36,024	30,548	30,517	35,084
Survivorship Variable Universal Life	—	37	—	5,543
Variable Universal Life Accumulator	5,680	1,444	2,117	1,259

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

AIM V.I. Global Health Care Series I Division:
Benefit Variable Universal Life	34,835	22,035	71,666	70,741
Executive Variable Universal Life	39,748	28,351	205,889	180,838
Flex Variable Life	437	131	550	797
PrinFlex Life®	66,816	83,911	137,739	160,978
Survivorship Variable Universal Life	4,386	2,281	6,311	6,110
Variable Universal Life Accumulator	18,719	13,412	26,080	26,490
Variable Universal Life Accumulator II	18,683	17,513	23,063	23,417
Variable Universal Life Income	11,519	4,840	12,095	1,557

AIM V.I. International Growth Series I Division:
Benefit Variable Universal Life	40,395	21,550	78,024	60,843
Executive Variable Universal Life	279,561	186,969	547,805	463,308

AIM V.I. Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	2,216	73	—	—

AIM V.I. Small Cap Equity Series I Division:
Benefit Variable Universal Life	74,104	22,273	—	—
Executive Variable Universal Life	218,262	70,856	—	—
Flex Variable Life	981	198	—	—
PrinFlex Life®	125,050	27,362	—	—
Survivorship Variable Universal Life	4,263	780	—	—
Variable Universal Life Accumulator	32,265	5,119	—	—

AIM V.I. Technology Series I Division:
Benefit Variable Universal Life	36,547	13,387	16,614	20,287
Executive Variable Universal Life	188,616	78,719	630,942	521,457
Flex Variable Life	5,820	4,974	1,482	2,665
PrinFlex Life®	85,786	106,278	121,008	220,343
Survivorship Variable Universal Life	1,158	6,042	7,286	507
Variable Universal Life Accumulator	21,240	15,294	10,855	19,050

American Century VP Income & Growth Division:
Flex Variable Life	403	1,789	1,974	374
PrinFlex Life®	73,030	82,135	137,993	171,638
Survivorship Variable Universal Life	961	726	4,073	752
Variable Universal Life Accumulator	14,237	14,228	20,711	19,901

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

American Century VP Ultra Division:
Flex Variable Life	115	46	576	37
PrinFlex Life®	58,981	95,399	84,757	92,922
Survivorship Variable Universal Life	8,722	4,513	5,889	12,993
Variable Universal Life Accumulator	16,242	19,463	23,302	19,260

American Century VP II Income & Growth Division:
Benefit Variable Universal Life	4,941	3,468	10,112	17,148
Executive Variable Universal Life	46,623	81,496	174,219	134,018
Variable Universal Life Accumulator II	13,205	12,077	17,329	6,191
Variable Universal Life Income	15,404	3,705	12,352	1,753

American Century VP II International Division:
Benefit Variable Universal Life	1,702	2,826	4,633	3,493
Executive Variable Universal Life	8,515	23,828	123,633	107,718

American Century VP II MidCap Value Division:
Benefit Variable Universal Life	2,161	2,219	966	25
Executive Variable Universal Life	32,988	6,656	4,144	2,613

American Century VP II Ultra Division:
Benefit Variable Universal Life	9,729	15,563	24,161	21,744
Executive Variable Universal Life	68,397	71,926	213,637	175,644
Variable Universal Life Accumulator II	24,686	28,445	29,639	14,807
Variable Universal Life Income	12,035	5,841	10,186	4,395

American Century VP II Value Division:
Benefit Variable Universal Life	34,206	39,884	123,822	105,256
Executive Variable Universal Life	153,105	105,396	535,632	445,957
Flex Variable Life	408	265	451	494
PrinFlex Life®	55,724	95,173	189,913	159,937
Survivorship Variable Universal Life	11,341	12,397	30,832	5,751
Variable Universal Life Accumulator	9,898	6,998	11,369	7,146
Variable Universal Life Accumulator II	44,501	49,894	63,151	15,398
Variable Universal Life Income	39,265	22,193	23,344	6,910

American Century VP II Vista Division:
Benefit Variable Universal Life	3,230	574	730	372
Executive Variable Universal Life	474	108	—	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Asset Allocation Division:
Flex Variable Life	547	897	5,598	4,536
PrinFlex Life®	247,814	344,021	278,062	312,666
Survivorship Variable Universal Life	7,428	13,370	9,023	5,944
Variable Universal Life Accumulator	13,375	15,553	16,217	16,656
Variable Universal Life Accumulator II	20,204	13,027	16,814	5,607
Variable Universal Life Income	4,857	2,350	3,897	625

Balanced Division:
Flex Variable Life	6,497	9,870	8,705	14,439
PrinFlex Life®	279,228	384,666	362,592	420,079
Survivorship Variable Universal Life	8,886	3,191	5,001	7,366
Variable Universal Life Accumulator	13,271	9,231	18,844	13,142
Variable Universal Life Accumulator II	20,708	15,546	25,945	7,745
Variable Universal Life Income	12,968	4,921	9,486	1,908

Bond Division:
Benefit Variable Universal Life	78,880	36,853	103,200	93,448
Executive Variable Universal Life	429,957	293,249	746,702	565,474
Flex Variable Life	20,931	28,937	4,897	11,581
PrinFlex Life®	600,804	661,349	687,909	729,456
Survivorship Variable Universal Life	27,991	28,465	26,386	10,725
Variable Universal Life Accumulator	53,591	39,592	54,671	44,439
Variable Universal Life Accumulator II	103,375	61,739	115,911	50,080
Variable Universal Life Income	96,782	36,970	55,330	14,150

Capital Value Division:
Benefit Variable Universal Life	4,537	2,017	6,826	2,889
Executive Variable Universal Life	138,984	105,614	235,203	183,528
Flex Variable Life	9,312	28,566	12,682	26,052
PrinFlex Life®	268,581	395,616	316,170	459,555
Survivorship Variable Universal Life	14,242	17,881	21,405	19,555
Variable Universal Life Accumulator	50,921	42,537	203,581	44,679
Variable Universal Life Accumulator II	34,858	36,811	39,788	17,171
Variable Universal Life Income	39,263	14,780	15,148	3,690

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Diversified International Division:
Benefit Variable Universal Life	65,532	37,931	108,151	77,196
Executive Variable Universal Life	755,823	428,636	1,369,392	1,112,581
Flex Variable Life	1,924	4,919	5,844	2,435
PrinFlex Life®	643,745	762,582	953,637	943,914
Survivorship Variable Universal Life	52,074	62,525	40,935	17,824
Variable Universal Life Accumulator	56,283	45,217	135,339	48,784
Variable Universal Life Accumulator II	136,155	76,315	140,605	60,106
Variable Universal Life Income	144,156	46,016	89,460	22,450

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	1,096	628	1,126	564
Executive Variable Universal Life	41,719	99,746	147,697	140,699

Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	—	1,480	89	200
Executive Variable Universal Life	464	985	4,325	4,201

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	13,551	11,752	35,874	34,038
Executive Variable Universal Life	47,263	14,225	66,087	66,421

Dreyfus VIF Developing Leaders Service Shares Division:
Benefit Variable Universal Life	11,371	12,348	32,868	31,395
Executive Variable Universal Life	48,397	53,675	352,257	374,553
Variable Universal Life Accumulator II	53,684	29,204	55,740	23,833
Variable Universal Life Income	54,209	18,632	27,170	6,285

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	7,360	16,780	30,187	27,968
Executive Variable Universal Life	405,180	422,353	110,505	147,748

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Equity Growth Division:
Benefit Variable Universal Life	21,086	10,483	39,791	37,682
Executive Variable Universal Life	125,839	40,595	187,922	161,201
Flex Variable Life	5,513	2,553	3,276	2,521
PrinFlex Life®	701,016	1,198,697	951,479	1,137,056
Survivorship Variable Universal Life	48,065	75,436	52,095	71,453
Variable Universal Life Accumulator	942,706	36,214	33,027	30,535
Variable Universal Life Accumulator II	80,784	38,691	66,127	28,271
Variable Universal Life Income	69,225	21,795	37,227	8,356

Equity Income I Division:
Flex Variable Life	7,546	4,081	1,203	227
PrinFlex Life®	681,714	184,492	156,881	139,112
Survivorship Variable Universal Life	60,797	14,508	9,730	4,677
Variable Universal Life Accumulator	61,715	11,151	9,219	9,709
Variable Universal Life Accumulator II	136,265	34,488	39,785	8,252
Variable Universal Life Income	67,402	7,063	17,567	1,630

Fidelity VIP Equity-Income Initial Class Division:
Flex Variable Life	1,001	1,756	2,157	1,523
PrinFlex Life®	501,788	592,785	847,498	987,288
Survivorship Variable Universal Life	55,381	48,978	27,691	117,149
Variable Universal Life Accumulator	25,602	21,217	33,552	23,485

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	72,087	77,637	167,926	157,002
Executive Variable Universal Life	685,040	537,204	1,185,363	1,017,625
Variable Universal Life Accumulator II	119,333	77,006	112,620	45,626
Variable Universal Life Income	102,721	35,722	52,084	13,378

Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	57,311	34,466	81,762	92,882
Executive Variable Universal Life	266,643	165,497	499,902	475,721
Flex Variable Life	723	134	178	811
PrinFlex Life®	87,799	84,589	112,295	119,575
Survivorship Variable Universal Life	6,068	3,054	6,025	3,381
Variable Universal Life Accumulator	19,610	13,810	16,867	19,529
Variable Universal Life Accumulator II	50,852	49,204	53,700	23,765
Variable Universal Life Income	39,995	10,730	20,288	3,984

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Fidelity VIP High Income Initial Class Division:
Flex Variable Life	389	201	1,122	190
PrinFlex Life®	197,417	231,080	291,628	335,574
Survivorship Variable Universal Life	6,296	2,832	2,740	1,897
Variable Universal Life Accumulator	4,115	2,521	5,362	4,791

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	44,034	32,721	53,125	42,675
Executive Variable Universal Life	247,843	176,581	426,552	346,769
Variable Universal Life Accumulator II	8,572	20,628	9,130	2,913
Variable Universal Life Income	3,785	989	2,234	685

Fidelity VIP II Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	29,886	15,174	35,324	33,083
Executive Variable Universal Life	55,958	28,259	52,791	38,125

Fidelity VIP II Contrafund Initial Class Division:
Flex Variable Life	39,807	28,985	4,570	2,141
PrinFlex Life®	616,500	879,003	1,035,530	1,125,103
Survivorship Variable Universal Life	51,602	56,840	43,016	57,007
Variable Universal Life Accumulator	28,765	31,171	46,448	39,345

Fidelity VIP II Contrafund Service Class 2 Division:
Benefit Variable Universal Life	219,766	140,440	489,554	406,926
Executive Variable Universal Life	1,112,644	729,573	2,567,072	2,118,442
Variable Universal Life Accumulator II	129,866	96,749	148,841	77,981
Variable Universal Life Income	114,866	40,411	92,603	19,756

Fidelity VIP III Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	119,248	86,246	363,643	340,806
Executive Variable Universal Life	569,628	358,620	1,581,633	1,445,581
Variable Universal Life Accumulator II	46,913	38,101	43,409	22,310
Variable Universal Life Income	40,299	10,223	26,843	5,554

Franklin Income Securities Class 2 Division:
Benefit Variable Universal Life	54,325	31,196	116,917	67,295
Executive Variable Universal Life	460,349	282,336	781,418	831,614

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Franklin Mutual Discovery Securities Class 2 Division:
Benefit Variable Universal Life	95,097	65,939	98,108	70,743
Executive Variable Universal Life	301,309	225,632	676,164	616,261

Franklin Mutual Shares Class 2 Division:
Benefit Variable Universal Life	60,990	35,686	107,554	83,774
Executive Variable Universal Life	255,510	125,666	468,027	362,722

Franklin Rising Dividends Securities Class 2 Division:
Benefit Variable Universal Life	37,873	52,237	64,923	55,733
Executive Variable Universal Life	93,676	110,642	359,151	357,302

Franklin Small Cap Value Securities Class 2 Division:
Benefit Variable Universal Life	47,409	50,094	118,029	101,158
Executive Variable Universal Life	132,441	82,068	447,662	364,916

Franklin Templeton Developing Markets Securities Class 2 Division:
Benefit Variable Universal Life	14,945	4,048	14,036	7,364
Executive Variable Universal Life	131,969	84,573	95,350	42,772

Franklin Templeton Foreign Securities Class 2 Division
Executive Variable Universal Life	3,076	2	—	—

Goldman Sachs Structured Small Cap Equity Service Class I Division:
Benefit Variable Universal Life	6,549	4,128	7,745	2,250
Executive Variable Universal Life	56,412	48,720	74,731	57,681

Government & High Quality Bond Division:
Benefit Variable Universal Life	122,752	30,251	83,863	66,119
Executive Variable Universal Life	532,100	262,592	453,779	434,839
Flex Variable Life	15,425	3,384	1,199	4,305
PrinFlex Life®	534,895	555,136	818,622	892,881
Survivorship Variable Universal Life	16,464	19,530	27,455	161,684
Variable Universal Life Accumulator	64,533	57,554	74,557	83,105
Variable Universal Life Accumulator II	59,253	44,226	60,053	30,242
Variable Universal Life Income	42,563	11,191	27,063	10,143

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Growth Division:
Benefit Variable Universal Life	15,379	3,045	13,183	4,976
Executive Variable Universal Life	84,285	14,036	62,084	31,156
Flex Variable Life	562	208	1,671	167
PrinFlex Life®	275,530	421,943	380,733	380,655
Survivorship Variable Universal Life	29,655	73,691	45,356	47,826
Variable Universal Life Accumulator	9,425	6,185	10,858	5,390
Variable Universal Life Accumulator II	16,929	7,354	22,505	30,149
Variable Universal Life Income	22,731	3,432	11,799	1,209

International Emerging Markets Division:
Benefit Variable Universal Life	113	8	—	—
Executive Variable Universal Life	10,021	572	—	—
Flex Variable Life	5,143	3,481	6,775	3,982
PrinFlex Life®	217,706	160,974	314,705	253,549
Survivorship Variable Universal Life	10,090	5,692	9,048	4,066
Variable Universal Life Accumulator	38,459	31,567	44,567	26,235
Variable Universal Life Accumulator II	60,024	52,909	71,520	39,059
Variable Universal Life Income	57,554	20,889	43,189	10,549

International SmallCap Division:
Benefit Variable Universal Life	77,668	53,709	202,196	183,379
Executive Variable Universal Life	318,500	214,225	669,586	580,654
Flex Variable Life	2,913	1,569	2,687	3,286
PrinFlex Life®	400,419	445,699	625,223	687,673
Survivorship Variable Universal Life	16,871	24,160	13,622	69,831
Variable Universal Life Accumulator	23,179	24,984	32,228	26,785
Variable Universal Life Accumulator II	52,326	36,718	57,915	32,546
Variable Universal Life Income	48,802	17,226	32,794	9,764

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	11,824	414	11,949	13,869
Executive Variable Universal Life	33,299	511	56,750	32,312

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	14,332	8,374	36,648	45,323
Executive Variable Universal Life	84,280	73,610	345,961	324,979

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Janus Aspen Fundamental Equity Service Shares Division:
Benefit Variable Universal Life	19,481	10,431	38,621	38,020
Executive Variable Universal Life	67,756	49,758	284,053	236,873

Janus Aspen International Growth Service Shares Division:
Benefit Variable Universal Life	32,540	2,025	12,852	2,250
Executive Variable Universal Life	80,311	24,366	50,493	30,379

Janus Aspen Mid Cap Growth Service Shares Division:
Benefit Variable Universal Life	13,967	3,507	5,471	3,842
Executive Variable Universal Life	74,070	26,901	128,107	113,098
Flex Variable Life	1,058	465	1,000	965
PrinFlex Life®	232,282	108,488	213,827	251,329
Survivorship Variable Universal Life	1,094	1,045	1,131	2,349
Variable Universal Life Accumulator	28,000	18,076	16,267	20,125

Janus Aspen Worldwide Growth Service Shares Division:
Benefit Variable Universal Life	10,117	10,651	24,327	30,489
Executive Variable Universal Life	29,013	16,735	52,610	37,270

JP Morgan Bond Series Trust II Division:
Benefit Variable Universal Life	9,817	3,398	8,803	6,818
Executive Variable Universal Life	161,293	65,425	300,731	234,265

JP Morgan Small Company Series Trust II Division:
Benefit Variable Universal Life	41,415	34,130	88,077	73,957
Executive Variable Universal Life	57,113	34,513	284,813	255,574

LargeCap Blend Division:
Benefit Variable Universal Life	36,955	28,541	51,362	42,388
Executive Variable Universal Life	56,093	29,665	130,126	113,819
Flex Variable Life	912	1,298	2,507	337
PrinFlex Life®	112,508	95,101	129,077	112,492
Survivorship Variable Universal Life	6,508	12,789	5,921	2,478
Variable Universal Life Accumulator	23,506	22,879	30,796	23,089
Variable Universal Life Accumulator II	85,396	61,425	110,452	41,340
Variable Universal Life Income	91,432	31,007	51,362	12,908

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

LargeCap Stock Index Division:
Flex Variable Life	46,211	8,367	1,192	6,352
PrinFlex Life®	495,645	775,958	832,807	906,872
Survivorship Variable Universal Life	19,701	41,067	22,194	101,168
Variable Universal Life Accumulator	37,135	27,834	55,759	40,948
Variable Universal Life Accumulator II	60,909	75,240	103,748	42,291
Variable Universal Life Income	57,497	26,142	55,428	18,315

LargeCap Value Division:
Benefit Variable Universal Life	53,262	20,678	86,665	65,992
Executive Variable Universal Life	308,758	184,900	726,298	511,362
Flex Variable Life	1,058	1,222	1,997	1,057
PrinFlex Life®	206,888	172,533	196,363	164,000
Survivorship Variable Universal Life	15,362	16,335	17,887	5,356
Variable Universal Life Accumulator	35,740	24,900	34,986	25,322
Variable Universal Life Accumulator II	99,299	68,263	116,700	41,037
Variable Universal Life Income	107,257	33,968	62,217	13,405

MFS VIT Emerging Growth Service Class Division:
Benefit Variable Universal Life	13,240	8,162	29,548	24,999
Executive Variable Universal Life	13,790	3,020	34,058	28,723

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	1,691	232	5,843	4,240
Executive Variable Universal Life	13,788	9,567	40,233	30,497

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	4,049	6,833	7,546	10,798
Executive Variable Universal Life	13,961	10,031	31,438	26,259

MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	19,605	16,768	23,329	21,695
Executive Variable Universal Life	163,753	179,968	143,837	148,326
Variable Universal Life Accumulator II	41,205	11,471	10,333	17,564
Variable Universal Life Income	5,188	1,696	4,570	803

MFS VIT Research International Service Class Division:
Benefit Variable Universal Life	282	1	—	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	20,377	7,729	20,723	18,744
Executive Variable Universal Life	119,928	31,906	197,763	164,625

MidCap Division:
Benefit Variable Universal Life	21,339	15,317	77,596	69,917
Executive Variable Universal Life	116,238	116,468	500,368	466,052
Flex Variable Life	12,405	34,252	13,875	32,559
PrinFlex Life®	575,799	792,640	891,424	1,022,319
Survivorship Variable Universal Life	31,743	25,163	20,904	18,287
Variable Universal Life Accumulator	37,136	32,073	49,016	51,471
Variable Universal Life Accumulator II	58,972	40,701	64,392	29,615
Variable Universal Life Income	48,197	14,728	32,600	7,827

MidCap Growth Division:
Benefit Variable Universal Life	15,484	5,927	28,615	32,025
Executive Variable Universal Life	133,988	94,457	201,871	158,031
Flex Variable Life	1,259	1,254	2,397	2,236
PrinFlex Life®	187,660	230,434	363,107	371,000
Survivorship Variable Universal Life	17,287	28,244	13,624	6,197
Variable Universal Life Accumulator	26,313	23,048	27,663	33,933
Variable Universal Life Accumulator II	73,964	45,374	66,537	50,190
Variable Universal Life Income	58,825	23,587	36,159	8,319

MidCap Value Division:
Benefit Variable Universal Life	50,261	29,036	141,594	138,298
Executive Variable Universal Life	340,793	234,349	743,721	656,349
Flex Variable Life	1,118	929	1,761	1,116
PrinFlex Life®	185,351	232,737	458,090	472,291
Survivorship Variable Universal Life	25,451	21,224	16,267	7,048
Variable Universal Life Accumulator	24,634	21,666	32,979	33,751
Variable Universal Life Accumulator II	87,933	56,861	81,203	50,183
Variable Universal Life Income	82,952	23,536	53,914	10,898

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Money Market Division:
Benefit Variable Universal Life	768,849	674,713	1,239,957	1,282,869
Executive Variable Universal Life	7,465,692	5,795,712	8,488,759	7,873,551
Flex Variable Life	9,923	15,797	13,826	14,750
PrinFlex Life®	2,736,219	2,623,574	2,053,317	1,981,024
Survivorship Variable Universal Life	179,315	183,380	568,480	564,235
Variable Universal Life Accumulator	116,080	107,144	88,840	91,672
Variable Universal Life Accumulator II	798,693	781,977	898,005	745,076
Variable Universal Life Income	1,217,998	1,128,060	1,017,227	935,075

Neuberger Berman AMT Fasciano S Class Division:
Benefit Variable Universal Life	1,204	116	286	4
Executive Variable Universal Life	5,900	1,695	18,463	11,273

Neuberger Berman AMT Guardian I Class Division:
Benefit Variable Universal Life	4,406	1,381	5,700	5,545
Executive Variable Universal Life	15,978	1,262	28,808	24,236

Neuberger Berman AMT Partners 1 Class Division:
Benefit Variable Universal Life	9,178	4,319	3,859	91
Executive Variable Universal Life	122,955	50,678	88,885	39,141

Principal LifeTime Strategic Income Division:
Benefit Variable Universal Life	890	428	509	151
Executive Variable Universal Life	16,683	5,942	20,343	12,050
Variable Universal Life Accumulator II	179	145	334	41
Variable Universal Life Income	11,548	1,737	2,872	412

Principal LifeTime 2010 Division:
Benefit Variable Universal Life	15,030	4,167	11,291	6,809
Executive Variable Universal Life	70,108	38,908	56,952	30,450
Variable Universal Life Accumulator II	7,726	4,635	7,470	372
Variable Universal Life Income	17,483	3,451	10,874	2,708

Principal LifeTime 2020 Division:
Benefit Variable Universal Life	68,737	16,624	32,015	12,361
Executive Variable Universal Life	179,872	97,196	159,245	109,663
Variable Universal Life Accumulator II	32,408	11,554	15,367	3,681
Variable Universal Life Income	90,507	25,689	78,905	10,743

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Principal LifeTime 2030 Division:
Benefit Variable Universal Life	38,466	13,799	15,269	3,674
Executive Variable Universal Life	144,360	73,161	102,693	57,891
Variable Universal Life Accumulator II	67,074	38,903	43,525	5,423
Variable Universal Life Income	161,128	39,346	119,178	32,188

Principal LifeTime 2040 Division:
Benefit Variable Universal Life	12,773	4,004	5,108	2,395
Executive Variable Universal Life	27,174	8,486	21,828	16,958
Variable Universal Life Accumulator II	31,596	14,197	40,239	21,965
Variable Universal Life Income	217,599	62,770	108,425	21,912

Principal LifeTime 2050 Division:
Benefit Variable Universal Life	31,430	14,759	3,486	1,766
Executive Variable Universal Life	63,738	37,063	24,954	12,997
Variable Universal Life Accumulator II	36,222	19,261	21,853	13,105
Variable Universal Life Income	103,002	48,394	81,018	11,295

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	15,921	11,685	18,759	21,278
Executive Variable Universal Life	4,389	5,597	73,373	70,544

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	42,392	20,600	67,101	52,163
Executive Variable Universal Life	112,808	139,850	293,342	255,905

Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	1,616	4,813	4,520	3,905
Executive Variable Universal Life	99,616	95,926	151,164	132,273
Flex Variable Life	644	2,787	2,273	2,510
PrinFlex Life®	326,907	680,477	522,625	643,054
Survivorship Variable Universal Life	25,171	32,023	25,019	120,158
Variable Universal Life Accumulator	26,096	23,132	34,984	31,433

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Real Estate Securities Division:
Benefit Variable Universal Life	71,417	96,546	199,947	165,586
Executive Variable Universal Life	358,353	376,627	977,813	868,960
Flex Variable Life	1,491	3,842	2,616	2,931
PrinFlex Life®	405,689	736,609	839,205	817,919
Survivorship Variable Universal Life	5,209	19,810	7,620	32,115
Variable Universal Life Accumulator	25,109	31,708	31,570	24,811
Variable Universal Life Accumulator II	45,031	48,410	49,860	22,845
Variable Universal Life Income	44,007	17,704	26,275	7,395

SAM Balanced Portfolio Division:
Executive Variable Universal Life	53,302	14,880	—	—
Variable Universal Life Accumulator II	3,755	32	—	—
Variable Universal Life Income	43,830	7,716	—	—

SAM Conservative Balanced Portfolio Division:
Executive Variable Universal Life	10,144	1,734	—	—
Variable Universal Life Accumulator II	1,421	35	—	—
Variable Universal Life Income	7,142	46	—	—

SAM Conservative Growth Portfolio Division:
Benefit Variable Universal Life	3,021	28	—	—
Executive Variable Universal Life	34,375	4,475	—	—
Variable Universal Life Accumulator II	16,461	658	—	—
Variable Universal Life Income	179,404	16,147	—	—

SAM Flexible Income Portfolio Division:
Variable Universal Life Accumulator II	9	—	—	—
Variable Universal Life Income	5,269	74	—	—

SAM Strategic Growth Portfolio Division:
Benefit Variable Universal Life	27,092	253	—	—
Executive Variable Universal Life	39,397	2,069	—	—
Variable Universal Life Accumulator II	34,952	1,284	—	—
Variable Universal Life Income	107,609	5,796	—	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Short Term Bond Division:
Benefit Variable Universal Life	14,500	7,549	13,041	10,687
Executive Variable Universal Life	148,702	106,775	102,655	46,790
Flex Variable Life	128	115	66	106
PrinFlex Life®	33,606	18,910	18,339	58,698
Survivorship Variable Universal Life	1,521	1,471	5,101	746
Variable Universal Life Accumulator	15,968	10,830	13,256	8,343
Variable Universal Life Accumulator II	24,849	21,435	19,976	12,804
Variable Universal Life Income	17,200	4,133	12,688	11,195

SmallCap Division:
Benefit Variable Universal Life	12,575	13,092	31,499	34,021
Executive Variable Universal Life	108,304	85,903	167,372	152,889
Flex Variable Life	1,131	918	3,837	3,281
PrinFlex Life®	184,026	267,600	283,209	280,501
Survivorship Variable Universal Life	4,084	4,781	3,425	5,022
Variable Universal Life Accumulator	39,750	30,285	146,927	33,065
Variable Universal Life Accumulator II	23,563	14,169	24,245	25,975
Variable Universal Life Income	23,939	7,025	14,712	3,647

SmallCap Growth Division:
Benefit Variable Universal Life	35,365	19,099	51,795	37,284
Executive Variable Universal Life	277,169	122,388	367,446	309,027
Flex Variable Life	1,053	714	5,828	1,892
PrinFlex Life®	275,220	534,924	503,942	522,966
Survivorship Variable Universal Life	14,731	15,464	18,273	31,272
Variable Universal Life Accumulator	23,592	21,239	22,764	28,091
Variable Universal Life Accumulator II	40,478	26,041	46,210	24,985
Variable Universal Life Income	27,657	6,876	21,329	5,441

SmallCap Value Division:
Benefit Variable Universal Life	46,263	47,647	163,379	151,871
Executive Variable Universal Life	360,560	369,269	978,668	913,497
Flex Variable Life	571	1,266	1,882	3,603
PrinFlex Life®	349,560	483,242	643,680	746,474
Survivorship Variable Universal Life	11,586	14,056	10,711	7,458
Variable Universal Life Accumulator	23,003	19,850	28,070	24,730
Variable Universal Life Accumulator II	36,474	35,976	38,476	19,291
Variable Universal Life Income	35,385	11,362	25,165	6,688

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Purchased	Redeemed

Summit Russell 2000 Small Cap Index Division:
Benefit Variable Universal Life	8,116	4,465	9,135	5,281
Executive Variable Universal Life	36,648	2,548	44,240	24,998

T. Rowe Price Equity Income II Division:
Benefit Variable Universal Life	513	187	—	—
Executive Variable Universal Life	(1)	42	2,776	9

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	271,315	145,276	511,271	416,660
Executive Variable Universal Life	802,522	450,768	1,898,786	1,656,289

Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	222,219	155,982	408,477	340,150
Executive Variable Universal Life	831,230	594,580	2,750,881	2,512,019

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	136,497	124,986	245,820	188,478
Executive Variable Universal Life	753,517	642,835	999,584	889,712

Wells Fargo Advantage VT Asset Allocation Division:
Benefit Variable Universal Life	411	245	2,087	1,472
Executive Variable Universal Life	59,367	55,129	45,805	26,559
Flex Variable Life	210	—	—	—
PrinFlex Life®	12,491	11,251	17,104	18,224
Survivorship Variable Universal Life	200	137	116	146
Variable Universal Life Accumulator	2,675	1,910	4,729	1,574
Variable Universal Life Accumulator II	5,530	4,197	7,217	3,383
Variable Universal Life Income	6,721	1,592	7,377	1,042

Wells Fargo Advantage VT Equity Income Division:
Benefit Variable Universal Life	515	515	—	—
Executive Variable Universal Life	—	—	87	1,956
PrinFlex Life®	7,736	4,226	5,575	3,628
Survivorship Variable Universal Life	3,049	345	114	147
Variable Universal Life Accumulator	621	279	919	913
Variable Universal Life Accumulator II	3,790	6,567	3,993	1,771
Variable Universal Life Income	5,212	1,533	6,300	955

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
5. Changes in Units Outstanding (continued)

	2007		2006
Division	Purchased	Redeemed	Division	Purchased

Wells Fargo Advantage VT Large Company Growth Division:
Benefit Variable Universal Life	169	50	3,280	2,636
Executive Variable Universal Life	25,883	31,164	79,194	90,088
PrinFlex Life®	2,524	1,464	1,558	3,761
Survivorship Variable Universal Life	947	66	222	41
Variable Universal Life Accumulator	567	284	828	1,455
Variable Universal Life Accumulator II	6,055	4,545	5,865	2,414
Variable Universal Life Income	2,066	480	1,198	504
6. Financial Highlights
Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
Variable Life Separate Account has presented the following disclosures for 2007, 2006, 2005, 2004 and 2003 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which was effective January 1, 2001. Information for years prior to 2003 is not required to be presented. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each sub account that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

AIM V.I. Capital Appreciation Series I Division:
2007	267	$11.16 to $11.02	$2,977	0.00%	0.00% to 0.75%	12.01% to 11.17%
2006 (9)	294	9.96 to 9.91	2,929	0.08	0.0 to 0.75	(0.29) to (0.79)

AIM V.I. Capital Appreciation Series II Division:
2007	47	11.11	527	0.00	0.00	11.73
2006 (9)	42	9.95	421	–	0.00	(0.46)

AIM V.I. Core Equity Series I Division:
2007	687	12.75 to 12.14	8,761	1.22	0.00 to 0.75	8.12 to 7.30
2006	615	11.80 to 11.31	7,253	0.70	0.00 to 0.75	9.16 to 15.83
2005	182	10.11 to 9.77	1,842	1.71	0.00 to 0.75	5.31 to 4.60
2004	138	9.60 to 9.34	1,322	0.95	0.00 to 0.75	8.97 to 8.10
2003	138	8.81 to 8.64	1,218	1.20	0.00 to 0.75	24.44 to 23.61

AIM V.I. Core Equity Series II Division:
2007	237	18.58	4,410	1.04	0.00	7.88
2006	184	17.23	3,165	0.82	0.00	16.42
2005	16	14.79 to 14.80	237	1.70	0.00	3.35 to 5.11
2004	8	14.08	107	1.24	0.00	8.15
2003 (5)	3	12.96	41	1.92	0.00	31.78

AIM V.I. Dynamics Series I Division:
2007	172	12.35 to 11.75	2,118	–	0.00 to 0.75	12.19 to 11.34
2006	105	11.01 to 10.55	1,161	–	0.00 to 0.75	16.11 to 15.25
2005	76	9.48	722	–	0.00	10.75 to 11.01
2004	66	8.54 to 8.39	561	–	0.00 to 0.75	13.38 to 11.57
2003	73	7.55 to 7.52	555	–	0.00 to 0.75	37.77 to 39.00

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

AIM V.I. Global Health Care Series I Division:
2007	525	$13.17 to $12.53	$6,911	–	0.00% to 0.75%	11.86% to 11.01%
2006	502	11.77 to 11.29	5,911	–	0.00 to 0.75	5.23 to 4.45
2005	490	11.19 to 10.81	5,478	–	0.00 to 0.75	8.64 to 7.35
2004	389	10.35 to 10.07	4,028	–	0.00 to 0.75	7.57 to 6.76
2003	303	9.62 to 9.43	2,913	–	0.00 to 0.75	27.78 to 26.83

AIM V.I. International Growth Series I Division:
2007	348	22.55	7,850	0.48	0.00	14.72
2006	237	19.66	4,653	1.23	0.00	28.23
2005	135	15.33	2,070	1.08	0.00	17.92
2004	49	13.00	642	1.31	0.00	24.05
2003	2	10.48	16	0.69	0.00	29.06

AIM V.I. Mid Cap Core Equity Series II Division:
2007	2	12.30	26	0.07	0.00	9.28
2006	–	11.26	–	–	0.00	11.05
2005 (8)	–	10.14	–	–	0.00	0.78

AIM V.I. Small Cap Equity Series I Division:
2007 (11)	328	9.83 to $9.78	3,227	0.05	0.00% to 0.75	(0.20) to (0.70)

AIM V.I. Technology Series I Division:
2007	543	7.00 to 6.66	3,798	–	0.00 to 0.75	7.70 to 6.89
2006	428	6.50 to 6.23	2,783	–	0.00 to 0.75	10.48 to 9.66
2005	424	5.88 to 5.68	2,496	–	0.00 to 0.75	2.26 to 1.43
2004	388	5.75 to 5.60	2,233	–	0.00 to 0.75	4.73 to 3.70
2003	300	5.50 to 5.40	1,651	–	0.00 to 0.75	45.12 to 44.39

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

American Century VP Income & Growth Division:
2007	319	$13.04 to $12.40	$4,155	1.81%	0.00% to 0.75%	(0.07)% to (0.82)%
2006	329	13.04 to 12.51	4,291	1.75	0.00 to 0.75	17.09 to 16.21
2005	357	11.14 to 10.76	3,977	1.78	0.00 to 0.75	4.60 to 3.86
2004	286	10.65 to 10.36	3,042	1.34	0.00 to 0.75	13.06 to 12.12
2003	249	9.42 to 9.24	2,348	1.14	0.00 to 0.75	29.40 to 28.51

American Century VP Ultra Division:
2007	230	11.74 to 11.17	2,700	–	0.00 to 0.75	21.02 to 20.11
2006	265	9.70 to 9.30	2,574	–	0.00 to 0.75	(3.28) to (4.00)
2005	276	10.03 to 9.69	2,769	–	0.00 to 0.75	2.14 to 1.36
2004	229	9.82 to 9.56	2,246	–	0.00 to 0.75	10.71 to 9.89
2003	139	8.87 to 8.70	1,235	–	0.00 to 0.75	24.75 to 23.76

American Century VP II Income & Growth Division:
2007	130	14.41	1,880	1.53	0.00	(0.43)
2006	151	14.47	2,186	1.36	0.00	16.81
2005	96	12.39	1,191	1.32	0.00	4.56 to 4.73
2004	44	11.85	521	0.48	0.00	10.61
2003	7	10.53	73	0.32	0.00	29.19

American Century VP II International Division:
2007	41	18.88	766	0.53	0.00	17.92
2006	57	16.01	913	1.27	0.00	24.74
2005	40	12.84	513	0.95	0.00	13.13
2004	36	11.35	405	0.19	0.00	14.76
2003	11	9.89	112	–	0.00	24.40

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

American Century VP II MidCap Value Division:
2007	29	$12.01	$345	1.00%	0.00%	(2.43)%
2006	2	12.31	30	1.28	0.00	20.23
2005 (8)	–	10.24	–	–	0.00	1.89

American Century VP II Ultra Division:
2007	183	13.02	2,389	–	0.00	20.84
2006	190	10.78	2,052	–	0.00	(3.39)
2005	129	11.15	1,443	–	0.00	1.73 to 1.92
2004	69	10.94	756	–	0.00	10.59
2003	31	9.89	302	–	0.00	24.80

American Century VP II Value Division:
2007	798	14.66 to 14.05	11,692	1.36	0.00 to 0.75	(5.31) to (6.02)
2006	781	15.48 to 14.95	12,096	0.99	0.00 to 0.75	18.46 to 17.58
2005	550	13.07 to 12.71	7,183	0.49	0.00 to 0.75	4.98 to 4.01
2004	260	12.46 to 12.22	3,240	0.64	0.00 to 0.75	9.11 to 13.32
2003	129	10.92 to 10.78	1,410	0.65	0.00 to 0.75	28.81 to 27.85

American Century VP II Vista Division
2007	3	15.35	52	–	0.00	39.53
2006	–	11.00	4	–	0.00	8.88
2005 (8)	–	10.10	–	–	0.00	0.07

Asset Allocation Division:
2007	835	16.61 to 14.04	18,197	1.39	0.00 to 0.75	11.78 to 10.94
2006	930	20.09 to 12.66	18,155	0.75	0.00 to 0.75	12.77 to 11.93
2005	947	17.81 to 11.31	16,413	1.59	0.00 to 0.75	6.01 to 5.01
2004	952	12.45 to 10.77	15,589	3.16	0.00 to 0.75	8.19 to 7.68
2003	906	11.48 to 10.00	13,695	1.67	0.00 to 0.75	21.61 to 20.70

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Balanced Division:
2007	1,024	$13.19 to $37.64	$19,321	2.61%	0.00% to 0.75%	5.38% to 4.58%
2006	1,110	12.51 to 35.99	19,877	2.33	0.00 to 0.75	11.44 to 10.61
2005	1,144	14.95 to 32.54	18,459	2.42	0.00 to 0.75	6.79 to 5.99
2004	1,122	10.52 to 30.70	17,088	2.02	0.00 to 0.75	8.80 to 9.23
2003	1,074	9.56 to 28.11	15,053	2.71	0.00 to 0.75	18.82 to 17.94

Bond Division:
2007	2,827	15.60 to 33.88	51,557	4.31	0.00 to 0.75	3.41 to 2.63
2006	2,601	15.08 to 33.01	46,101	3.77	0.00 to 0.75	4.65 to 3.87
2005	2,326	14.41 to 31.78	39,645	4.33	0.00 to 0.75	2.49 to 1.73
2004	2,048	16.15 to 31.24	34,208	4.43	0.00 to 0.75	1.65 to 4.19
2003	1,833	13.40 to 29.98	29,416	3.72	0.00 to 0.75	3.71 to 3.80

Capital Value Division:
2007	3,226	13.45 to 49.65	66,964	1.61	0.00 to 0.75	(0.10) to (0.85)
2006	3,309	13.46 to 50.08	69,287	1.48	0.00 to 0.75	19.95 to 19.06
2005	3,216	16.62 to 42.06	56,597	0.01	0.00 to 0.75	6.95 to 6.00
2004	3,009	10.51 to 39.68	50,378	1.51	0.00 to 0.75	11.94 to 11.52
2003	2,785	9.35 to 35.58	42,124	1.53	0.00 to 0.75	25.49 to 24.56

Diversified International Division:
2007	4,479	19.85 to $20.05	115,426	0.89	0.00 to 0.75	16.09 to 15.22
2006	4,087	22.43 to 17.40	90,574	1.09	0.00 to 0.75	27.96 to 27.01
2005	3,529	13.36 to 13.70	61,107	0.96	0.00 to 0.75	23.82 to 22.87
2004	3,057	10.79 to 11.15	42,718	0.93	0.00 to 0.75	19.05 to 20.13
2003	2,654	8.92 to 9.28	30,677	0.96	0.00 to 0.75	32.33 to 31.34

Dreyfus IP Core Value Service Shares Division:
2007	47	14.72	692	1.43	0.00	2.79
2006	105	14.32	1,497	1.09	0.00	21.16
2005	97	11.82	1,146	0.32	0.00	5.25
2004	90	11.23	1,012	1.06	0.00	11.52
2003	45	10.07	457	0.65	0.00	28.12

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Dreyfus Socially Responsible Growth Service Shares Division:
2007	4	$12.00	$53	0.33%	0.00%	7.49%
2006	6	11.16	72	–	0.00	8.96
2005	6	10.25	66	–	0.00	3.43
2004	3	9.91	32	0.19	0.00	5.88
2003	2	9.36	16	–	0.00	25.81

Dreyfus VIF Appreciation Service Shares Division:
2007	100	13.50	1,350	1.10	0.00	6.85
2006	65	12.64	823	1.32	0.00	16.21
2005	64	10.88	692	–	0.00	4.11 to 4.21
2004	36	10.44 to 10.45	371	2.50	0.00	4.71 to 4.92
2003	5	9.96 to 9.97	46	4.05	0.00	20.73 to 20.83

Dreyfus VIF Developing Leaders Service Shares Division:
2007	312	10.76	3,359	0.44	0.0	(11.28)
2006	258	12.12	3,134	0.14	0.00	3.52
2005	227	11.71	2,653	–	0.00	5.50 to 5.59
2004	183	11.10	2,027	–	0.00	11.05
2003	99	9.99	991	–	0.00	31.35

Dreyfus VIF Quality Bond Service Shares Division:
2007	42	12.58	534	4.63	0.00	3.30
2006	69	12.18	841	4.45	0.00	3.90
2005	104	11.72	1,220	3.31	0.00	2.27
2004	51	11.46	589	3.93	0.00	3.06 to 3.24
2003	8	11.10 to 11.12	93	3.48	0.00	4.62 to 4.81

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Equity Growth Division:
2007	5,387	$11.47 to $10.58	$100,280	0.53%	0.00% to 0.75%	8.52% to 7.70%
2006	4,817	17.58 to 9.83	82,212	–	0.00 to 0.75	6.21 to 5.42
2005	4,923	9.95 to 9.32	79,040	–	0.00 to 0.75	7.57 to 6.76
2004	4,915	9.25 to 8.73	73,342	0.57	0.00 to 0.75	9.33 to 8.51
2003	4,706	8.46 to 8.05	64,209	0.49	0.00 to 0.75	25.95 to 25.01

Equity Income I Division:
2007 (10)	760	10.51 to 10.43	7,985	0.97	0.00 to 0.75	5.73 to 4.95

Fidelity VIP Equity-Income Initial Class Division:
2007	1,766	15.63 to 13.61	39,772	1.82	0.00 to 0.75	1.53 to 0.77
2006	1,847	23.04 to 13.50	41,081	3.30	0.00 to 0.75	20.19 to 19.30
2005	2,066	12.81 to 11.32	37,806	1.57	0.00 to 0.75	5.87 to 5.11
2004	1,980	12.11 to 10.77	34,571	1.41	0.00 to 0.75	11.53 to 10.69
2003	1,765	10.85 to 9.73	27,696	1.60	0.00 to 0.75	30.41 to 29.39

Fidelity VIP Equity-Income Service Class 2 Division:
2007	1,218	14.97	18,230	1.78	0.00	1.27
2006	966	14.78	14,282	2.93	0.00	19.93
2005	682	12.32	8,404	1.18	0.00	5.48 to 5.57
2004	425	11.67	4,958	0.73	0.00	9.80
2003	150	10.50	1,573	1.49	0.00	30.03

Fidelity VIP Growth Service Class 2 Division:
2007	771	14.44 to 13.85	11,141	0.35	0.00 to 0.75	26.66 to 25.71
2006	604	11.40 to 11.01	6,886	0.15	0.00 to 0.75	6.57 to 5.78
2005	552	10.70 to 10.40	5,911	0.24	0.00 to 0.75	5.52 to 4.63
2004	457	10.14 to 9.94	4,634	0.09	0.00 to 0.75	3.12 to 2.35
2003	194	9.83 to 9.72	1,909	0.03	0.00 to 0.75	32.54 to 31.55

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Fidelity VIP High Income Initial Class Division:
2007	468	$11.67 to $14.51	$6,413	8.53%	0.00% to 0.75%	2.79% to 2.01%
2006	497	11.35 to 14.23	6,628	7.86	0.00 to 0.75	11.24 to 10.41
2005	538	10.20 to 12.88	6,462	14.79	0.00 to 0.75	2.72 to 1.90
2004	534	9.93 to 12.64	6,248	7.98	0.00 to 0.75	9.60 to 8.78
2003	515	9.06 to 11.62	5,508	5.93	0.00 to 0.75	27.25 to 26.44

Fidelity VIP High Income Service Class 2 Division:
2007	346	16.63	5,763	9.10	0.00	2.54
2006	273	16.22	4,431	9.52	0.00	11.02
2005	175	14.61	2,559	13.92	0.00	(14.06) to 2.31
2004	90	14.28	1,290	4.29	0.00	6.14
2003	26	13.05	346	4.90	0.00	23.12

Fidelity VIP II Asset Manager Service Class 2 Division:
2007	137	14.75	2,023	5.47	0.00	15.17
2006	95	12.80	1,214	2.20	0.00	7.14
2005	78	11.95	931	2.71	0.00	3.73 to 3.82
2004	73	11.51 to 11.52	843	1.89	0.00	5.11 to 5.21
2003	49	10.95	538	0.40	0.00	17.62

Fidelity VIP II Contrafund Initial Class Division:
2007	3,031	19.22 to 18.42	96,471	0.93	0.00 to 0.75	17.59 to 16.71
2006	3,290	16.35 to 15.78	89,418	1.28	0.00 to 0.75	11.72 to 10.88
2005	3,384	14.63 to 14.23	82,291	0.28	0.00 to 0.75	16.95 to 16.07
2004	3,296	21.56 to 12.26	68,673	0.32	0.00 to 0.75	15.48 to 14.58
2003	3,121	18.67 to 10.70	56,443	0.43	0.00 to 0.75	28.49 to 27.53

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Fidelity VIP II Contrafund Service Class 2 Division:
2007	2,073	$19.42	$40,252	0.84%	0.00%	17.30%
2006	1,503	16.55	24,881	1.01	0.00	11.43
2005	828	14.85	12,302	0.08	0.00	16.56 to 16.65
2004	353	12.73	4,493	0.08	0.00	13.09
2003	71	11.06	785	0.07	0.00	28.20

Fidelity VIP III Mid Cap Service Class 2 Division:
2007	1,137	22.52	25,611	0.49	0.00	15.34
2006	854	19.53	16,681	0.16	0.00	12.40
2005	653	17.37	11,344	–	0.00	18.00
2004	315	14.72	4,632	–	0.00	19.66
2003	89	11.81	1,045	0.23	0.00	38.25

Franklin Income Securities Class 2 Division:
2007	531	17.71	9,407	2.73	0.00	3.76
2006	330	17.07	5,632	3.06	0.00	18.24
2005	331	14.44	4,772	3.29	0.00	1.62
2004	87	14.21	1,231	2.27	0.00	13.86
2003	18	12.48	230	1.67	0.00	31.78

Franklin Mutual Discovery Securities Class 2 Division:
2007	399	20.47	8,175	1.45	0.00	11.85
2006	294	18.31	5,390	0.96	0.00	23.05
2005	207	14.88	3,082	1.14	0.00	15.98
2004	69	12.83	884	0.79	0.00	18.25
2003	18	10.85	195	1.83	0.00	29.01

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Franklin Mutual Shares Class 2 Division:
2007	422	$16.18	$6,834	1.43%	0.00%	3.48%
2006	267	15.63	4,179	1.29	0.00	18.38
2005	138	13.21	1,825	0.95	0.00	10.54
2004	112	11.95	1,334	0.82	0.00	12.63
2003	51	10.61	536	1.11	0.00	25.27

Franklin Rising Dividends Securities Class 2 Division:
2007	208	13.99	2,916	2.71	0.00	(2.69)
2006	240	14.37	3,447	1.01	0.00	17.12
2005	229	12.27	2,808	1.00	0.00	3.37
2004	182	11.87	2,163	0.67	0.00	11.04
2003	75	10.69	796	0.91	0.00	24.59

Franklin Small Cap Value Securities Class 2 Division:
2007	320	16.29	5,220	0.63	0.00	(2.38)
2006	273	16.68	4,551	0.63	0.00	16.98
2005	173	14.26	2,470	0.76	0.00	8.77
2004	121	13.11	1,582	0.17	0.00	23.68
2003	53	10.60	562	0.23	0.00	32.17

Franklin Templeton Developing Markets Securities Class 2 Division:
2007	123	17.58	2,169	2.09	0.00	28.78
2006	65	13.65	889	1.20	0.00	28.09
2005 (8)	6	10.65	63	–	0.00	6.45

Franklin Templeton Foreign Securities Class 2 Division
2007 (12)	3	10.79	33	0.00	0.00	7.91

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Goldman Sachs Structured Small Cap Equity Service Class I Division:
2007	39	$9.31	$361	0.40%	0.00%	(16.48)%
2006	29	11.15	320	0.99	0.00	12.27
2005 (8)	6	9.93	61	–	0.00	(1.90)

Government & High Quality Bond Division:
2007	2,076	15.58 to 12.77	37,166	4.21	0.00 to 0.75	4.90 to 4.11
2006	1,672	14.85 to 12.27	28,513	4.08	0.00 to 0.75	4.23 to 3.45
2005	1,808	14.25 to 11.86	29,297	4.20	0.00 to 0.75	2.00 to 1.28
2004	1,753	13.97 to 11.71	27,666	4.45	0.00 to 0.75	0.95 to 2.78
2003	1,757	13.49 to 11.40	26,738	3.24	0.00 to 0.75	1.03 to 1.08

Growth Division:
2007	1,863	10.88 to 12.09	30,968	0.16	0.00 to 0.75	23.20 to 22.27
2006	1,938	8.83 to 9.89	25,963	0.25	0.00 to 0.75	9.92 to 9.10
2005	1,892	12.62 to 9.06	23,025	0.66	0.00 to 0.75	12.38 to 11.30
2004	1,841	7.17 to 8.14	19,950	0.31	0.00 to 0.75	9.38 to 8.56
2003	1,783	6.56 to 7.50	17,715	0.20	0.00 to 0.75	26.46 to 25.52

International Emerging Markets Division:
2007	700	41.50 to 39.79	29,043	0.86	0.00 to 0.75	31.09 to 41.04
2006	577	29.21 to 28.21	16,848	–	0.00 to 0.75	38.32 to 37.29
2005	425	21.11 to 20.55	8,966	1.50	0.00 to 0.75	34.29 to 33.27
2004	197	15.72 to 15.42	3,101	0.86	0.00 to 0.75	24.89 to 23.95
2003	82	12.59 to 12.44	1,036	1.41	0.00 to 0.75	57.20 to 56.03

International SmallCap Division:
2007	1,754	31.92 to 25.00	65,296	1.43	0.00 to 0.75	9.23 to 8.41
2006	1,631	29.22 to 23.06	55,554	0.50	0.00 to 0.75	30.38 to 29.41
2005	1,589	26.36 to 17.82	41,268	0.49	0.00 to 0.75	29.22 to 28.20
2004	1,264	17.36 to 13.90	25,361	0.69	0.00 to 0.75	19.97 to 29.23
2003	951	15.68 to 10.76	14,705	1.26	0.00 to 0.75	54.15 to 53.00

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Janus Aspen Balanced Service Shares Division:
2007	73	$14.96	$1,099	2.74%	0.00%	10.29%
2006	29	13.56	397	2.01	0.00	10.41
2005	7	12.28 to 12.29	83	2.31	0.00	7.62 to 7.90
2004	4	11.39 to 11.41	47	1.49	0.00	8.06 to 8.25
2003	19	10.54	198	2.00	0.00	13.70

Janus Aspen Flexible Bond Service Shares Division:
2007	273	13.58	3,708	4.37	0.00	6.80
2006	256	12.71	3,260	3.98	0.00	3.98
2005	244	12.23	2,985	5.16	0.00	1.66 to 1.75
2004	202	12.02 to 12.03	2,429	6.44	0.00	3.71 to 3.80
2003	177	11.59	2,053	4.91	0.00	6.14

Janus Aspen Fundamental Equity Service Shares Division:
2007	155	15.84	2,460	0.11	0.00	10.79
2006	128	14.29	1,834	0.08	0.00	9.69
2005	81	13.03	1,049	0.02	0.00	15.31
2004	34	11.30	379	–	0.00	13.23
2003	29	9.98	288	0.28	0.00	25.06

Janus Aspen International Growth Service Shares Division:
2007	119	30.68	3,665	0.50	0.00	28.02
2006	33	23.96	791	2.21	0.00	46.63
2005	2	16.33 to 16.34	38	4.00	0.00	31.91 to 31.99
2004	–	12.39	–	–	0.00	18.69
2003	–	10.44	–	–	0.00	34.53

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Janus Aspen Mid Cap Growth Service Shares Division:
2007	548	$13.65 to $12.98	$7,471	0.07%	0.00% to 0.75%	21.74% to 20.83%
2006	356	11.21 to 10.75	3,986	–	0.00 to 0.75	13.31 to 12.46
2005	382	9.89 to 9.56	3,774	–	0.00 to 0.75	12.00 to 11.29
2004	324	8.83 to 8.59	2,857	–	0.00 to 0.75	20.46 to 19.47
2003	284	7.33 to 7.19	2,079	–	0.00 to 0.75	34.74 to 33.89

Janus Aspen Worldwide Growth Service Shares Division:
2007	74	13.72	1,011	0.60	0.00	9.36
2006	62	12.54	777	1.63	0.00	17.94
2005	53	10.63	562	1.26	0.00	5.56
2004	40	10.07	406	1.40	0.00	4.46
2003	9	9.64	88	0.95	0.00	23.75

JP Morgan Bond Series Trust II Division:
2007	228	12.57	2,866	6.61	0.00	1.33
2006	126	12.40	1,560	3.24	0.00	4.14
2005	57	11.91	683	3.11	0.00	2.85
2004	26	11.58	306	1.85	0.00	4.23
2003	5	11.11	56	1.62	0.00	3.73

JP Morgan Small Company Series Trust II Division:
2007	189	14.94	2,820	0.01	0.00	(5.67)
2006	159	15.83	2,516	–	0.00	15.01
2005	116	13.77	1,591	–	0.00	3.46
2004	66	13.31	872	–	0.00	27.13
2003	25	10.47	262	–	0.00	35.97

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

LargeCap Blend Division:
2007	881	$14.49 to $13.89	$12,770	0.67%	0.00% to 0.75%	5.13% to 4.34%
2006	751	13.78 to 13.31	10,347	0.62	0.00 to 0.75	15.82 to 14.95
2005	588	11.90 to 11.58	6,999	0.01	0.00 to 0.75	4.85 to 3.95
2004	388	11.36 to 11.14	4,411	1.24	0.00 to 0.75	10.14 to 9.53
2003	229	10.30 to 10.17	2,358	0.95	0.00 to 0.75	23.76 to 22.83

LargeCap Stock Index Division
2007	3,380	12.24 to 11.88	41,350	1.38	0.00 to 0.75	5.15 to 4.36
2006	3,618	11.64 to 11.38	42,105	1.32	0.00 to 0.75	15.57 to 14.71
2005	3,663	10.07 to 9.92	36,888	0.02	0.00 to 0.75	4.46 to 3.66
2004	3,215	9.64 to 9.57	30,994	1.58	0.00 to 0.75	10.12 to 9.56
2003 (5)	2,829	8.73	24,713	1.27	0.00 to 0.75	28.32 to 27.36

LargeCap Value Division:
2007	1,454	15.00 to 14.38	21,793	1.26	0.00 to 0.75	(3.71) to (4.44)
2006	1,149	15.57 to 15.04	17,887	0.86	0.00 to 0.75	21.55 to 20.64
2005	733	12.81 to 12.47	9,392	0.01	0.00 to 0.75	5.43 to 4.61
2004	480	12.15 to 11.91	5,836	1.71	0.00 to 0.75	10.12 to 12.24
2003	271	10.75 to 10.62	2,909	1.81	0.00 to 0.75	28.05 to 27.10

MFS VIT Emerging Growth Service Class Division:
2007	45	15.58	698	–	0.00	20.87
2006	29	12.89	373	–	0.00	7.61
2005	19	11.97	228	–	0.00	8.92
2004	14	10.99	157	–	0.00	12.60 to 12.72
2003	5	9.76	49	–	0.00	29.83 to 29.96

MFS VIT Global Equity Service Class Division:
2007	17	13.83	235	1.97	0.00	8.97
2006	11	12.69	144	–	0.00	24.02
2005 (8)	–	10.23	–	–	0.00	2.11

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

MFS VIT MidCap Growth Service Class Division
2007	46	$12.86	$587	—	0.00%	9.51%
2006	44	11.75	522	–	0.00	2.30
2005	43	11.48	488	–	0.00	2.87
2004	38	11.16	426	–	0.00	14.34
2003	10	9.76	96	–	0.00	36.50

MFS VIT New Discovery Service Class Division:
2007	127	13.04	1,660	–	0.00	2.25
2006	107	12.75	1,370	–	0.00	12.93
2005	114	11.29	1,285	–	0.00	4.93 to 5.02
2004	81	10.75	868	–	0.00	6.21
2003	7	10.12	76	–	0.00	33.43

MFS VIT Research International Service Class Division:
2007 (12)	–	10.58	3	–	0.00	5.74

MFS VIT Value Service Class Division:
2007	182	16.37	2,986	0.64	0.00	7.59
2006	82	15.21	1,244	0.76	0.00	20.51
2005	47	12.62	589	0.68	0.00	6.41
2004	31	11.86	362	0.36	0.00	14.81
2003	39	10.33	407	0.06	0.00	24.76

MidCap Division:
2007	2,726	24.00 to 93.24	92,374	0.61	0.00 to 0.75	9.45 to 8.63
2006	2,895	21.92 to 85.84	90,511	1.03	0.00 to 0.75	14.23 to 13.38
2005	2,943	24.24 to 75.71	81,479	–	0.00 to 0.75	9.24 to 8.39
2004	2,818	17.58 to 69.85	72,635	1.04	0.00 to 0.75	12.68 to 16.88
2003	2,533	14.93 to 59.76	56,919	1.09	0.00 to 0.75	32.81 to 31.82

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

MidCap Growth Division:
2007	1,286	$15.45 to $13.54	$19,870	0.11%	0.00% to 0.75%	10.78% to 9.95%
2006	1,223	13.95 to 12.32	17,067	–	0.00 to 0.75	9.65 to 8.83
2005	1,145	12.72 to 11.32	14,572	–	0.00 to 0.75	13.77 to 12.86
2004	985	11.18 to 10.03	11,019	–	0.00 to 0.75	11.82 to 10.98
2003	794	10.00 to 9.04	7,945	–	0.00 to 0.75	40.58 to 39.53

MidCap Value Division:
2007	1,428	18.03 to 17.15	25,741	0.63	0.00 to 0.75	(1.04) to (1.78)
2006	1,250	18.22 to 17.47	22,766	0.23	0.00 to 0.75	13.28 to 12.43
2005	1,090	16.08 to 15.53	17,532	–	0.00 to 0.75	10.59 to 9.68
2004	796	14.55 to 14.16	11,580	0.10	0.00 to 0.75	16.73 to 21.75
2003	500	11.86 to 11.63	5,934	0.08	0.00 to 0.75	36.49 to 35.47

Money Market Division:
2007	7,747	13.07 to 20.57	114,089	4.65	0.00 to 0.75	4.89 to 4.11
2006	5,764	12.46 to 19.76	80,848	4.47	0.00 to 0.75	4.63 to 3.85
2005	4,884	13.46 to 19.01	65,437	2.59	0.00 to 0.75	2.67 to 1.88
2004	3,881	11.60 to 18.67	50,588	0.88	0.00 to 0.75	0.46 to 0.16
2003	3,420	11.50 to 18.64	44,163	0.74	0.00 to 0.75	0.59 to (0.02)

Neuberger Berman AMT Fasciano S Class Division:
2007	13	10.51	134	–	0.00	0.52
2006	7	10.45	78	–	0.00	5.25
2005 (8)	–	9.93	–	–	0.00	(1.19)

Neuberger Berman AMT Guardian I Class Division:
2007	36	15.00	547	0.30	0.00	7.39
2006	19	13.96	261	0.73	0.00	13.38
2005	14	12.32	172	0.12	0.00	8.45
2004	1	11.36	8	0.16	0.00	15.80
2003	–	9.81	–	–	0.00	31.76

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Neuberger Berman AMT Partners I Class Division:
2007	131	$12.49	$1,632	0.79%	0.00%	9.34%
2006	54	11.42	611	0.96	0.00	12.24
2005 (8)	–	10.18	–	–	0.00	0.71

Principal LifeTime Strategic Income Division:
2007	33	12.72	421	1.24	0.00	2.12
2006	12	12.46	150	0.06	0.00	10.26
2005	1	11.30	7	0.13	0.00	0.91
2004 (7)	–	10.77	–	–	0.00	7.23

Principal LifeTime 2010 Division:
2007	117	13.46	1,579	1.03	0.00	3.74
2006	58	12.98	754	0.02	0.00	12.30
2005	12	11.55	137	0.01	0.00	0.89
2004 (7)	–	10.93	–	–	0.00	8.77
Principal LifeTime 2020 Division:
2007	415	14.26	5,925	0.48	0.00	4.87
2006	195	13.60	2,652	–	0.00	15.16
2005	46	11.81	542	0.01	0.00	1.04
2004 (7)	–	11.06	4	3.95	0.00	9.96

Principal LifeTime 2030 Division:
2007	484	14.37	6,949	0.37	0.00	5.97
2006	238	13.56	3,224	0.01	0.00	14.83
2005	56	11.81	665	0.08	0.00	1.04
2004 (7)	13	11.06	140	7.05	0.00	9.94

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Principal LifeTime 2040 Division:
2007	348	$14.71	$5,120	0.30%	0.00%	6.54%
2006	148	13.81	2,050	0.02	0.00	15.13
2005	36	11.99	433	0.08	0.00	1.11
2004 (7)	12	11.18	136	3.65	0.00	11.01

Principal LifeTime 2050 Division:
2007	238	14.80	3,526	0.21	0.00	6.62
2006	123	13.88	1,712	0.01	0.00	15.49
2005	31	12.02	375	0.07	0.00	1.02
2004 (7)	7	11.17	77	2.53	0.00	10.85

Putnam VT Growth & Income Class IB Division:
2007	26	13.11	344	1.27	0.00	(6.04)
2006	23	13.95	324	3.50	0.00	15.91
2005	23	12.04	276	1.32	0.00	5.24
2004	14	11.44	158	1.19	0.00	11.11
2003	5	10.30	51	5.15	0.00	27.48

Putnam VT International Equity Class IB Division:
2007	206	18.56	3,826	2.57	0.00	8.37
2006	211	17.13	3,621	0.55	0.00	27.72
2005	159	13.41	2,132	1.26	0.00	12.22
2004	125	11.95	1,488	0.98	0.00	16.13
2003	70	10.29	722	0.75	0.00	28.63

Putnam VT Voyager Class IB Division:
2007	2,118	10.46 to 9.15	26,410	–	0.00 to 0.75	5.52 to 4.73
2006	2,477	9.91 to 8.73	29,288	0.11	0.00 to 0.75	5.44 to 4.65
2005	2,670	9.40 to 8.34	29,775	0.67	0.00 to 0.75	5.74 to 4.91
2004	2,733	10.69 to 7.95	28,828	0.24	0.00 to 0.75	5.01 to 4.19
2003	2,804	8.47 to 7.63	28,108	0.36	0.00 to 0.75	24.93 to 24.07

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Real Estate Securities Division:
2007	1,181	$33.37 to $27.46	$39,639	0.84%	0.00% to 0.75%	(17.69)% to (18.31)%
2006	1,556	40.54 to 33.61	63,389	1.46	0.00 to 0.75	36.61 to 35.59
2005	1,364	29.68 to $24.79	40,749	0.02	0.00 to 0.75	15.98 to 15.03
2004	1,171	25.62 to 21.56	30,221	2.42	0.00 to 0.75	18.19 to 33.52
2003	863	19.04 to 16.15	16,564	3.75	0.00 to 0.75	38.91 to 37.87

SAM Balanced Portfolio Division:
2007 (12)	78	10.40	814	—	0.00	4.01

SAM Conservative Balanced Portfolio Division:
2007 (12)	17	10.37	175	—	0.00	3.72

SAM Conservative Growth Portfolio Division:
2007 (12)	212	10.40	2,205	0.12	0.00	3.96

SAM Flexible Income Portfolio Division:
2007 (12)	5	10.31	54	—	0.00	3.08

SAM Strategic Growth Portfolio Division:
2007 (12)	200	10.40	2,075	0.42	0.00	3.82

Short Term Bond Division:
2007	341	11.14 to 10.76	3,800	3.48	0.00 to 0.75	3.07 to 2.30
2006	256	10.81 to 10.52	2,765	2.72	0.00 to 0.75	4.44 to 3.66
2005	220	10.35 to 10.15	2,278	1.61	0.00 to 0.75	1.77 to 0.00
2004	171	10.17 to 10.05	1,735	—	0.00 to 0.75	0.10 to 0.54
2003 (6)	11	10.04 to 9.99	107	2.61	0.00	0.28 to (0.19)

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

SmallCap Division:
2007	1,793	$15.18 to $13.23	$27,223	0.30%	0.00% to 0.75%	1.65% to 0.88%
2006	1,819	14.94 to 13.11	27,178	0.15	0.00 to 0.75	12.70 to 11.86
2005	1,682	13.79 to 11.72	22,304	0.02	0.00 to 0.75	7.07 to 6.26
2004	1,476	12.38 to 11.03	18,289	—	0.00 to 0.75	19.82 to 18.93
2003	1,260	10.33 to 9.28	13,044	0.11	0.00 to 0.75	36.82 to 35.80

SmallCap Growth Division:
2007	1,810	9.97 to 7.79	22,496	—	0.00 to 0.75	5.00 to 4.21
2006	1,862	9.49 to 7.47	22,043	—	0.00 to 0.75	8.97 to 8.16
2005	1,785	11.00 to 6.91	19,372	—	0.00 to 0.75	6.80 to 5.82
2004	1,663	8.17 to 6.53	16,914	—	0.00 to 0.75	11.24 to 10.41
2003	1,540	7.34 to 5.91	14,060	—	0.00 to 0.75	45.64 to 44.56

SmallCap Value Division:
2007	1,376	26.21 to 18.08	36,103	0.37	0.00 to 0.75	(9.52) to (10.20)
2006	1,496	28.96 to 20.13	43,354	0.31	0.00 to 0.75	18.64 to 17.76
2005	1,479	24.41 to 17.10	36,124	0.04	0.00 to 0.75	6.22 to 5.43
2004	1,257	22.98 to 16.22	28,904	0.17	0.00 to 0.75	17.18 to 22.16
2003	967	18.67 to 13.27	18,054	0.47	0.00 to 0.75	50.61 to 49.48

Summit Russell 2000 Small Cap Index Division:
2007	61	11.48	699	0.39	0.00	(2.40)
2006	23	11.76	272	0.04	0.00	17.35
2005 (8)	—	10.02	—	—	0.00	(0.74)

Summit S&P MidCap 400 Index Division:
2007 (13)	—	10.08	—	—	0.00	2.73

T. Rowe Price Equity Income II Division
2007	3	12.28	37	1.58	0.00	3.03
2006	3	11.92	33	1.67	0.00	18.65
2005 (8)	—	10.04	—	—	0.00	(0.05)

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Vanguard VIF Balanced Division:
2007	1,343	$16.25	$21,822	2.38%	0.00%	8.36%
2006	865	15.00	12,974	2.13	0.00	14.96
2005	528	13.04	6,888	1.95	0.00	6.80
2004	256	12.21	3,122	1.87	0.00	11.30
2003	78	10.97	859	2.18	0.00	20.42

Vanguard VIF Equity Index Division:
2007	1,448	14.63	21,186	1.44	0.00	5.38
2006	1,146	13.88	15,900	1.53	0.00	15.71
2005	838	12.00	10,057	1.56	0.00	4.80
2004	582	11.45	6,657	0.96	0.00	10.84
2003	277	10.33	2,861	0.68	0.00	28.48

Vanguard VIF Mid-Cap Index Division:
2007	636	17.58	11,182	1.10	0.00	6.14
2006	514	16.57	8,510	0.94	0.00	13.75
2005	346	14.56	5,046	0.74	0.00	13.93
2004	152	12.78	1,946	0.53	0.00	20.34
2003	30	10.62	317	0.53	0.00	34.09

Wells Fargo Advantage VT Asset Allocation Division:
2007	116	15.09 to 14.47	1,750	2.28	0.00 to 0.75	7.60 to 6.79
2006	103	14.03 to 13.55	1,442	2.38	0.00 to 0.75	12.14 to 11.30
2005	71	12.51 to 12.17	885	2.16	0.00 to 0.75	6.11 to 4.20
2004	61	11.91 to 11.68	725	2.14	0.00	8.68 to 8.52
2003	38	10.90 to 10.76	417	1.67	0.00	22.10 to 21.18

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense	Total
		Corresponding to	Net	Investment	Ratio (2)	Return (3) (4)
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Highest

Wells Fargo Advantage VT Equity Income Division:
2007	43	$14.26 to $13.67	$611	1.54%	0.00% to 0.75%	2.80% to 2.03%
2006	35	13.87 to 13.40	491	1.57	0.00	18.55 to 17.67
2005	28	11.70	325	1.49	0.00	5.12 to 5.41
2004	16	11.11 to 10.89	179	1.68	0.00	8.87 to 10.25
2003	11	10.00 to 9.88	111	1.73	0.00	26.21 to 25.27

Wells Fargo Advantage VT Large Company Growth Division:
2007	72	11.75 to 11.26	850	—	0.00 to 0.75	7.61 to 6.80
2006	72	10.92 to 10.54	788	—	0.00	2.35 to 1.59
2005	81	10.67	863	0.17	0.00	3.39 to 5.75
2004	28	10.09 to 9.89	280	—	0.00	3.26 to 2.48
2003	5	9.77 to 9.65	53	—	0.00	26.28 to 25.34

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)	These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(5)	Commencement of operations, February 22, 2003.

(6)	Commencement of operations, May 17, 2003.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

(7)	Commencement of operations, August 23, 2004.

(8)	Commencement of operations, November 21, 2005.

(9)	Commencement of operations, April 28, 2006.

(10)	Commencement of operations, January 5, 2007.

(11)	Commencement of operations, April 30, 2007.

(12)	Commencement of operations, May 1, 2007.

(13)	Commencement of operations, November 19, 2007.

(14)	Accumulation units outstanding and/or net assets less than 500 unit or $500.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)
     There are divisions that have unit values and total returns outside of the ranges indicated above. The following is a list of the divisions and corresponding unit values and total returns falling outside the ranges.

	2007	2007
Division	Unit Value	Total Return

Asset Allocation Division	$22.45	—%
Diversified International Division	26.04	—
Equity Growth Division	19.08	—
Fidelity VIP Equity-Income Initial Class Division	23.39	—
Fidelity VIP II Contrafund Initial Class Division	33.12	—
Government & High Quality Bond Division	18.10	—
Growth Division	17.09	—
International Emerging Markets	—	42.11
International SmallCap Division	37.53	—
LargeCap Stock Index Division	12.29	—
MidCap Growth Division	15.62	—
Putnam VT Voyager Class IB Division	12.58	—
Real Estate Securities Division	35.92	—
SmallCap Division	15.80	—
SmallCap Growth Division	12.59	—
SmallCap Value Division	28.09	—
Summit Russell 2000 Small Cap Index	—	2.19

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

	2006	2006
Division	Unit Value	Total Return

AIM V.I. Core Equity Series I Division	$—	16.70%
Asset Allocation Division	20.09	—
Diversified International Division	22.43	—
Equity Growth Division	17.58	—
Fidelity VIP Equity-Income Initial Class Division	23.04	—
Fidelity VIP II Contrafund Initial Class Division	28.16	—
Government & High Quality Bond Division	17.25	—
Growth Division	13.87	—
International SmallCap Division	34.36	—
LargeCap Stock Index Division	11.68	—
MidCap Growth Division	14.10	—
Putnam VT Voyager Class IB Division	11.92	—
Real Estate Securities Division	43.64	—
SmallCap Division	15.54	—
SmallCap Growth Division	11.99	—
SmallCap Value Division	31.04	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

	2005	2005
Division	Unit Value	Total Return

Asset Allocation Division	$17.81	—%
Diversified International Division	17.53	—
Equity Growth Division	16.55	—
Fidelity VIP II Contrafund Initial Class Division	25.21	—
Fidelity VIP Equity-Income Initial Class Division	19.17	—
Government & High Quality Bond Division	16.55	—
Growth Division	12.62	—
International SmallCap Division	26.35	—
LargeCap Stock Index Division	10.11	—
MidCap Growth Division	12.86	—
Principal LifeTime Strategic Income Division	—	4.96
Principal LifeTime 2010 Division	—	5.70
Principal LifeTime 2020 Division	—	6.77
Principal LifeTime 2030 Division	—	6.76
Principal LifeTime 2040 Division	—	7.27
Principal LifeTime 2050 Division	—	7.56
Putnam VT Voyager Class IB Division	11.30	—
Real Estate Securities Division	31.94	—
SmallCap Division	13.79	—
SmallCap Growth Division	11.00	—
SmallCap Value Division	26.16	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

	2004	2004
Division	Unit Value	Total Return

AIM V.I. Core Equity Series I Division	$—	8.67%
AIM V.I. Global Health Care Series I Division	—	9.25
American Century VP II Income & Growth Division	—	12.57
American Century VP II Ultra Division	—	11.93
American Century VP II Value Division	—	14.17
Asset Allocation Division	16.84	8.49
Balanced Division	—	10.05
Bond Division	—	4.98
Capital Value Division	—	12.36
Diversified International Division	14.16	21.03
Dreyfus VIF Developing Leaders Service Shares Division	—	12.32
Equity Growth Division	15.39	14.30
Fidelity VIP Equity-Income Initial Class Division	18.11	—
Fidelity VIP Equity-Income Service Class 2 Division	—	11.23
Fidelity VIP Growth Service Class 2 Division	—	9.71
Fidelity VIP High Income Service Class 2 Division	—	9.38
Fidelity VIP II Contrafund Initial Class Division	21.56	—
Fidelity VIP II Contrafund Service Class 2 Division	—	15.16
Fidelity VIP III MidCap Service Class 2 Division	—	24.66
Government & High Quality Bond Division	16.23	3.56
Growth Division	11.26	11.59
International Emerging Markets Division	—	25.38
International SmallCap Division	20.41	30.20
LargeCap Blend Division	—	10.36
LargeCap Stock Index Division	9.68	10.39
LargeCap Value Division	—	13.09
MFS VIT New Discovery Service Class Division	—	19.50
MidCap Division	—	17.76
MidCap Growth Division	11.31	16.31
MidCap Value Division	—	22.67
Money Market Division	—	0.92

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

	2004	2004
Division	Unit Value	Total Return

Putnam VT Voyager Class IB Division	$10.69	—%
Real Estate Securities Division	27.57	34.53
Short Term Bond Division	—	1.30
SmallCap Division	12.88	19.97
SmallCap Growth Division	10.31	18.77
SmallCap Value Division	24.63	23.08
Wells Fargo Advantage VT Asset Allocation Division	—	9.34
Wells Fargo Advantage VT Equity Income Division	—	11.08
Wells Fargo Advantage VT Large Company Growth Division	—	10.17

	2003	2003
Division	Unit Value	Total Return

AIM V.I. Global Health Care Series I Division	$—	33.41%
American Century VP II Income & Growth Division	—	36.62
American Century VP II Ultra Division	—	31.61
American Century VP II Value Division	—	38.32
Asset Allocation Division	15.52	25.81
Balanced Division	—	22.00
Bond Division	—	4.59
Capital Value Division	—	31.63
Diversified International Division	11.70	39.49
Dreyfus VIF Developing Leaders Service Shares Division	—	38.35
Equity Growth Division	14.08	31.78
Fidelity VIP Equity-Income Initial Class Division	16.23	—
Fidelity VIP Equity-Income Service Class 2 Division	—	39.07
Fidelity VIP Growth Service Class 2 Division	—	39.38
Fidelity VIP High Income Service Class 2 Division	—	26.75

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements (continued)
6. Financial Highlights (continued)

	2003	2003
Division	Unit Value	Total Return

Fidelity VIP II Contrafund Initial Class Division	$18.67	—%
Fidelity VIP II Contrafund Service Class 2 Division	—	34.49
Fidelity VIP III MidCap Service Class 2 Division	—	43.45
Government & High Quality Bond Division	15.67	1.84
Growth Division	10.29	30.36
International Emerging Markets Division	—	57.96
International SmallCap Division	15.68	60.40
LargeCap Blend Division	—	30.73
LargeCap Stock Index Division	—	35.13
LargeCap Value Division	—	35.68
MFS VIT New Discovery Service Class Division	—	40.90
MidCap Division	—	39.20
MidCap Growth Division	10.11	44.98
MidCap Value Division	—	41.62
Money Market Division	—	0.73
Putnam VT Voyager Class IB Division	10.18	—
Real Estate Securities Division	20.50	39.44
SmallCap Division	10.75	49.61
SmallCap Growth Division	9.27	54.53
SmallCap Value Division	20.01	60.92
Wells Fargo VT Asset Allocation Division	—	27.48
Wells Fargo VT Equity Income Division	—	33.81
Wells Fargo VT Large Company Growth Division	—	33.54

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
Principal Life Insurance Company
     We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (“the Company”) as of December 31, 2007 and 2006, and the related consolidated statements of operations, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2007 and 2006, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.
     As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for certain non-monetary exchanges of similar productive assets (primarily real estate) effective July 1, 2005, its pension and other post-retirement benefits effective December 31, 2006, and for the treatment of modifications or exchanges of insurance contracts and income tax contingencies effective January 1, 2007.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 7, 2008

3

Principal Life Insurance Company
Consolidated Statements of Financial Position

	December 31,
	2007	2006
	(in millions)
Assets
Fixed maturities, available-for-sale	$44,236.7	$42,168.8
Fixed maturities, trading	302.1	197.9
Equity securities, available-for-sale	309.7	645.3
Equity securities, trading	223.9	148.2
Mortgage loans	12,101.0	11,141.9
Real estate	859.6	801.4
Policy loans	853.7	850.7
Other investments	1,335.1	933.6

Total investments	60,221.8	56,887.8
Cash and cash equivalents	1,447.3	1,898.7
Accrued investment income	766.3	713.7
Premiums due and other receivables	866.0	839.4
Deferred policy acquisition costs	2,626.7	2,265.9
Property and equipment	435.4	404.7
Goodwill	244.0	229.5
Other intangibles	190.0	197.1
Separate account assets	75,743.3	69,451.7
Assets of discontinued operations	—	54.2
Other assets	1,610.0	1,509.4

Total assets	$144,150.8	$134,452.1

Liabilities
Contractholder funds	$40,267.5	$36,782.7
Future policy benefits and claims	15,622.9	15,004.2
Other policyholder funds	526.6	613.6
Short-term debt	344.5	412.2
Long-term debt	186.9	256.1
Income taxes currently payable	5.6	9.1
Deferred income taxes	386.3	758.1
Separate account liabilities	75,743.3	69,451.7
Liabilities of discontinued operations	—	43.0
Other liabilities	4,590.5	4,320.1

Total liabilities	137,674.1	127,650.8

Stockholder’s equity
Common stock, par value $1 per share — 5.0 million shares authorized, 2.5 million shares issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,595.9	5,515.3
Retained earnings	760.8	670.9
Accumulated other comprehensive income	117.5	612.6

Total stockholder’s equity	6,476.7	6,801.3

Total liabilities and stockholder’s equity	$144,150.8	$134,452.1

See accompanying notes.

4

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2007	2006	2005
		(in millions)
Revenues
Premiums and other considerations	$4,387.7	$4,066.2	$3,727.4
Fees and other revenues	1,996.8	1,634.3	1,486.6
Net investment income	3,552.5	3,352.8	3,131.0
Net realized/unrealized capital gains (losses)	(348.4)	30.4	(17.5)

Total revenues	9,588.6	9,083.7	8,327.5
Expenses
Benefits, claims and settlement expenses	5,908.6	5,293.3	4,873.6
Dividends to policyholders	293.8	290.7	293.0
Operating expenses	2,464.1	2,231.0	2,063.0

Total expenses	8,666.5	7,815.0	7,229.6

Income from continuing operations before income taxes	922.1	1,268.7	1,097.9
Income taxes	201.2	320.0	286.0

Income from continuing operations, net of related income taxes	720.9	948.7	811.9
Income from discontinued operations, net of related income taxes	20.2	28.9	20.2

Net income	$741.1	$977.6	$832.1

See accompanying notes.

5

Principal Life Insurance Company
Consolidated Statements of Stockholder’s Equity

				Accumulated
		Additional		Other	Total
	Common	paid-in	Retained	Comprehensive	stockholder’s
	stock	capital	earnings	income	equity
	(in millions)
Balances at January 1, 2005	$2.5	$5,112.7	$238.3	$1,302.8	$6,656.3
Capital contributions	—	34.0	—	—	34.0
Capital transactions of equity method investee, net of related income taxes	—	(0.1)	—	—	(0.1)
Stock-based compensation and additional related tax benefits	—	44.4	—	—	44.4
Tax benefits related to demutualization	—	163.8	—	—	163.8
Dividends to parent	—	—	(200.0)	—	(200.0)
Comprehensive income:
Net income	—	—	832.1	—	832.1
Net unrealized losses, net	—	—	—	(442.4)	(442.4)
Foreign currency translation adjustment, net	—	—	—	0.7	0.7
Minimum pension liability, net of related income taxes	—	—	—	(6.2)	(6.2)

Comprehensive income					384.2

Balances at December 31, 2005	2.5	5,354.8	870.4	854.9	7,082.6
Capital contributions	—	93.8	—	—	93.8
Capital transactions of equity method investee, net of related income taxes	—	1.7	—	—	1.7
Stock-based compensation and additional related tax benefits	—	65.0	(0.9)	—	64.1
Dividends to parent	—	—	(1,176.2)	—	(1,176.2)
Transition adjustment related to post-retirement benefit obligations, net of related income taxes	—	—	—	23.3	23.3
Comprehensive income:
Net income	—	—	977.6	—	977.6
Net unrealized losses, net	—	—	—	(269.9)	(269.9)
Foreign currency translation adjustment, net	—	—	—	1.6	1.6
Minimum pension liability, net of related income taxes	—	—	—	2.7	2.7

Comprehensive income					712.0

Balances at December 31, 2006	$2.5	$5,515.3	$670.9	$612.6	$6,801.3

6

Principal Life Insurance Company
Consolidated Statements of Stockholder’s Equity — (continued)

				Accumulated
		Additional		other	Total
	Common	paid-in	Retained	comprehensive	stockholder’s
	stock	capital	earnings	income	equity
	(in millions)
Balances at January 1, 2007	$2.5	$5,515.3	$670.9	$612.6	$6,801.3
Capital contributions	—	13.9	—	—	13.9
Capital transactions of equity method investee, net of related income taxes	—	1.1	—	—	1.1
Stock-based compensation and additional related tax benefits	—	65.6	(1.2)	—	64.4
Dividends to parent	—	—	(650.0)	—	(650.0)
Comprehensive income:
Net income	—	—	741.1	—	741.1
Net unrealized losses, net	—	—	—	(550.8)	(550.8)
Foreign currency translation adjustment, net	—	—	—	3.0	3.0
Unrecognized post-retirement benefit obligation, net of related income taxes	—	—	—	52.7	52.7

Comprehensive income					246.0

Balances at December 31, 2007	$2.5	$5,595.9	$760.8	$117.5	$6,476.7

See accompanying notes.

7

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Operating activities
Net income	$741.1	$977.6	$832.1
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of related income taxes	(20.2)	(28.9)	(20.2)
Amortization of deferred policy acquisition costs	351.4	236.8	238.8
Additions to deferred policy acquisition costs	(568.7)	(445.8)	(440.6)
Accrued investment income	(52.6)	(46.4)	1.2
Net cash flows for trading securities	(180.7)	(93.0)	(29.4)
Premiums due and other receivables	(136.6)	(98.7)	(63.3)
Contractholder and policyholder liabilities and dividends	1,912.4	1,692.9	1,430.3
Current and deferred income taxes	(105.8)	125.0	(445.1)
Net realized/unrealized capital (gains) losses	348.4	(30.4)	17.5
Depreciation and amortization expense	88.8	79.3	82.1
Mortgage loans held for sale, acquired or originated	(27.2)	(382.6)	(2,177.5)
Mortgage loans held for sale, sold or repaid, net of gain	104.2	719.7	2,238.6
Real estate acquired through operating activities	(48.2)	(82.3)	(44.6)
Real estate sold through operating activities	43.7	91.4	41.9
Stock-based compensation	59.7	63.8	44.4
Other	(86.0)	(272.6)	284.2

Net adjustments	1,682.6	1,528.2	1,158.3

Net cash provided by operating activities	2,423.7	2,505.8	1,990.4
Investing activities
Available-for-sale securities:
Purchases	(10,223.8)	(7,399.7)	(8,243.4)
Sales	2,858.5	1,094.0	2,759.5
Maturities	4,278.2	3,453.5	3,734.0
Mortgage loans acquired or originated	(3,043.8)	(2,501.0)	(2,293.8)
Mortgage loans sold or repaid	1,996.5	2,002.0	2,563.2
Real estate acquired	(115.2)	(26.6)	(90.2)
Real estate sold	50.8	211.1	319.3
Net purchases of property and equipment	(74.5)	(39.5)	(37.6)
Purchases of interest in subsidiaries, net of cash acquired	(7.0)	(37.2)	(57.9)
Net change in other investments	16.3	99.2	35.6

Net cash used in investing activities	$(4,264.0)	$(3,144.2)	$(1,311.3)

8

Principal Life Insurance Company
Consolidated Statements of Cash Flows — (continued)

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Financing activities
Proceeds from financing element derivatives	$128.7	$132.1	$168.4
Payments for financing element derivatives	(137.2)	(141.0)	(123.2)
Excess tax benefits from share-based payment arrangements	9.6	8.4	—
Dividends to parent	(650.0)	(1,176.2)	(200.0)
Capital contribution (return of capital) from (to) parent	13.9	(5.8)	34.0
Issuance of long-term debt	0.2	1.0	38.3
Principal repayments of long-term debt	(69.4)	(15.4)	(72.1)
Net proceeds (repayments) of short-term borrowings	(67.7)	(306.9)	21.4
Investment contract deposits	9,958.9	8,925.7	7,250.0
Investment contract withdrawals	(8,209.9)	(6,859.4)	(6,504.5)
Net increase in banking operation deposits	417.1	258.9	41.9
Other	(5.3)	—	—

Net cash provided by financing activities	1,388.9	821.4	654.2
Discontinued operations
Net cash provided by operating activities	2.5	6.9	126.0
Net cash used in investing activities	(1.3)	(8.4)	(127.0)
Net cash used in financing activities	(0.5)	(0.6)	(0.5)

Net cash provided by (used in) discontinued operations	0.7	(2.1)	(1.5)

Net increase (decrease) in cash and cash equivalents	(450.7)	180.9	1,331.8
Cash and cash equivalents at beginning of year	1,898.0	1,717.1	385.3

Cash and cash equivalents at end of year	$1,447.3	$1,898.0	$1,717.1

Cash and cash equivalents of discontinued operations included above
At beginning of year	$(0.7)	$1.4	$2.9
At end of year	$—	$(0.7)	$1.4
Schedule of noncash transactions
Capital contribution related to the allocation of intangible assets	$—	$99.9	$—

Tax benefits related to demutualization	$—	$—	$163.8

See accompanying notes.

9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2007
1. Nature of Operations and Significant Accounting Policies
Description of Business
     Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).
Basis of Presentation
     The accompanying consolidated financial statements, which include our majority-owned subsidiaries and consolidated variable interest entities (“VIEs”), have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Less than majority-owned entities in which we had at least a 20% interest and limited liability companies (“LLCs”), partnerships and real estate joint ventures in which we had at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% are accounted for under the equity or cost method depending upon the specific facts and circumstances of our ownership and involvement. All significant intercompany accounts and transactions have been eliminated. Information included in the notes to the financial statements excludes information applicable to less than majority-owned entities reported on the equity and cost methods, unless otherwise noted.
Closed Block
     We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 9, Closed Block, for further details.
Use of Estimates in the Preparation of Financial Statements
     The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.
Recent Accounting Pronouncements
     On December 4, 2007, the Financial Accounting Standards Board (“the FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 141R, Business Combinations (“SFAS 141R”). This statement was a joint project between the FASB and the International Accounting Standards Board whose objectives were to improve and simplify the accounting for business combinations and to develop a single high-quality standard of accounting for business combinations that could be used for both domestic and international financial reporting. Among the changes, the standard requires that the acquiring entity in a business combination establish the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed, including any noncontrolling interests, and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. In addition, SFAS 141R requires direct acquisition costs to be expensed. This statement is effective for the first annual reporting period beginning on or after December 15, 2008. All requirements of SFAS 141R should be applied prospectively.
     Also on December 4, 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements — an Amendment of Accounting Research Bulletin No. 51 (“SFAS 160”). Under this statement, noncontrolling interests are to be treated as a separate component of equity, rather than as a liability or other item outside of equity. In addition, SFAS 160 changes the way the consolidated income statement is presented. Net income will include the total income of all consolidated subsidiaries, with separate disclosures on the face of the income statement of the income attributable to controlling and noncontrolling interests. Previously, net income attributable to the noncontrolling interest was reported as an operating expense in arriving at consolidated net income. Finally, SFAS 160 revises the accounting requirements for changes in a parent’s ownership interest while the parent retains control and for changes in a parent’s ownership interest that results in deconsolidation. This statement is effective for the first annual reporting period beginning on or after December 15, 2008. Presentation and disclosure requirements should be applied retrospectively for all periods presented. All other requirements of SFAS 160 should be applied prospectively. We are still evaluating the impact this guidance will have on our consolidated financial statements.

10

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
     On June 11, 2007, the American Institute of Certified Public Accountants (the “AICPA”) issued Statement of Position (“SOP”) 07-1, Clarification of the Scope of the Audit and Accounting Guide “Investment Companies” and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (“SOP 07-1”). This SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the “Guide”). This SOP also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. In addition, this SOP includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of this SOP were effective for fiscal years beginning on or after December 15, 2007. However, on February 14, 2008, the FASB issued FASB Staff Position (“FSP”) SOP 07-1-1, Effective Date of AICPA Statement of Position 07-1, to indefinitely defer the effective date of SOP 07-1.
     On February 15, 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, including an amendment of FASB Statement No. 115 (“SFAS 159”). SFAS 159 permits entities to choose, at specified election dates, to measure eligible financial instruments and certain other items at fair value that are not currently required to be reported at fair value. Unrealized gains and losses on items for which the fair value option is elected shall be reported in net income. The decision about whether to elect the fair value option (1) is applied instrument by instrument, with certain exceptions; (2) is irrevocable; and (3) is applied to an entire instrument and not only to specified risks, specific cash flows, or portions of that instrument. SFAS 159 also requires additional disclosures that are intended to facilitate comparisons between entities that choose different measurement attributes for similar assets and liabilities and between assets and liabilities in the financial statements of an entity that selects different measurement attributes for similar assets and liabilities. SFAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. At the effective date, the fair value option may be elected for eligible items that exist at that date and the effect of the first remeasurement to fair value for those items should be reported as a cumulative effect adjustment to retained earnings. We do not anticipate that SFAS 159 will have a material impact on our consolidated financial statements; however, election of this option could introduce period to period volatility in net income.
     The FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 132R (“SFAS 158”), on September 29, 2006. SFAS 158 requires an entity to recognize in its statement of financial position an asset for a defined benefit postretirement plan’s overfunded status or a liability for a plan’s underfunded status. This statement eliminates the ability to choose a measurement date, by requiring that plan assets and benefit obligations be measured as of the annual balance sheet date. The requirement to recognize the funded status of a defined benefit postretirement plan and the disclosure requirements were effective for fiscal years ending after December 15, 2006, and did not have a material impact on our consolidated financial statements. The requirement to measure plan assets and benefit obligations as of the annual balance sheet date is effective for fiscal years ending after December 15, 2008. See Note 14, Employee and Agent Benefits, for further details relating to our benefit plans.
     On September 15, 2006, the FASB issued SFAS No. 157, Fair Value Measurements (“SFAS 157”). This standard, which provides guidance for using fair value to measure assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not expand the use of fair value in any new circumstances. SFAS 157 establishes a fair value hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. However, on February 12, 2008, the FASB issued FSP FAS 157-2, Effective Date of Statement No. 157, to defer the effective date of the standard for one year for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a nonrecurring basis. On February 14, 2008, the FASB issued FSP FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement Under Statement 13, which amends SFAS 157 to exclude instruments covered by SFAS No. 13, Accounting for Leases, and its related interpretive guidance from the scope of SFAS 157. We do not anticipate that SFAS 157 will have a material impact on our consolidated financial statements.

11

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
     The staff of the United States Securities and Exchange Commission (“SEC”) published Staff Accounting Bulletin (“SAB”) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements (“SAB 108”), on September 13, 2006. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. Under SAB 108, registrants are required to quantify the effects on the current year financial statements of correcting all misstatements, including both the carryover and reversing effects of uncorrected prior year misstatements. After considering all relevant quantitative and qualitative factors, if a misstatement is material, a registrant’s prior year financial statements must be restated. SAB 108 was effective for fiscal years ending after November 15, 2006, and did not have a material impact on our consolidated financial statements.
     On July 13, 2006, the FASB issued FASB Interpretation (“FIN”) No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48, which is an interpretation of SFAS No. 109, Accounting for Income Taxes, prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. FIN 48 requires the affirmative evaluation that it is more likely than not, based on the technical merits of a tax position, that an enterprise is entitled to economic benefits resulting from positions taken in income tax returns. If a tax position does not meet the more-likely-than-not recognition threshold, the benefit of that position is not recognized in the financial statements. FIN 48 also requires companies to disclose additional quantitative and qualitative information in their financial statements about uncertain tax positions. We adopted FIN 48 on January 1, 2007, which did not have a material impact on our consolidated financial statements. See Note 13, Income Taxes, for further details.
     On March 17, 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (“SFAS 156”), which amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SFAS 140”). This Statement (1) requires an entity to recognize a servicing asset or liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in specified situations, (2) requires all separately recognized servicing assets and liabilities to be initially measured at fair value, (3) for subsequent measurement of each class of separately recognized servicing assets and liabilities, an entity can elect either the amortization or fair value measurement method, (4) permits a one-time reclassification of available-for-sale (“AFS”) securities to trading securities by an entity with recognized servicing rights, without calling into question the treatment of other AFS securities, provided the AFS securities are identified in some manner as offsetting the entity’s exposure to changes in fair value of servicing assets or liabilities that a servicer elects to subsequently measure at fair value, and (5) requires separate presentation of servicing assets and liabilities measured at fair value in the statement of financial position and also requires additional disclosures. The initial measurement requirements of this Statement should be applied prospectively to all transactions entered into after the fiscal year beginning after September 15, 2006. The election related to the subsequent measurement of servicing assets and liabilities is also effective the first fiscal year beginning after September 15, 2006. We adopted SFAS 156 effective January 1, 2007, and have not elected to subsequently measure any of our servicing rights at fair value or reclassify any AFS securities to trading. The prospective aspects of SFAS 156 are not expected to have a material impact on our consolidated financial statements.
     On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140 (“SFAS 155”), which amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (“SFAS 133”) and SFAS 140. SFAS 155 (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity’s fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this Statement. We adopted SFAS 155 on January 1, 2007, and did not apply the fair value election to any existing hybrid financial instruments that had been bifurcated under SFAS 133 prior to adoption of SFAS 155. The prospective aspects of SFAS 155 are not expected to have a material impact on our consolidated financial statements.

12

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
     On September 19, 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts (“SOP 05-1”). The AICPA defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred policy acquisition costs (“DPAC”), unearned revenue liabilities and deferred sales inducement costs from the replaced contract should be written off and acquisition costs on the new contracts deferred as appropriate. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. As of January 1, 2007, we adopted SOP 05-1, which did not have a material impact on our consolidated financial statements.
     On May 30, 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of Accounting Principles Board Opinion No. 20 and FASB Statement No. 3 (“SFAS 154”), which changes the requirements for the accounting and reporting of a change in accounting principle. Under SFAS 154, a change in accounting principle should be retrospectively applied to all prior periods, unless it is impracticable to do so. This retrospective application requirement replaces the Accounting Principles Board (“APB”) Opinion No. 20, Accounting Changes (“APB 20”), requirement to recognize changes in accounting principle by including the cumulative effect of the change in net income during the current period. SFAS 154 applies to all voluntary changes in accounting principles where we are changing to a more preferable accounting method, as well as to changes required by an accounting pronouncement that does not contain specific transition provisions. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate. SFAS 154 was effective for accounting changes on or after January 1, 2006.
     On December 21, 2004, the FASB issued FSP No. 109-2, Accounting and Disclosure Guidance for the Foreign Earning Repatriation Provision within the American Jobs Creation Act of 2004 (“FSP 109-2”). The American Jobs Creation Act of 2004 was enacted on October 22, 2004, and introduces, among other things, a special one-time dividends received deduction on the repatriation of certain foreign earnings to a U.S. taxpayer (“repatriation provision”), provided certain criteria are met. FSP 109-2 was issued to allow additional time for companies to determine whether any foreign earnings will be repatriated under the Act’s repatriation provision, given the law was enacted late in the year and certain provisions were unclear. FSP 109-2 was effective for the year ended December 31, 2004. In 2005, we elected a dividends received deduction under the American Jobs Creation Act of 2004. See Note 13, Income Taxes, for further details.
     On December 16, 2004, the FASB issued SFAS No. 123 (revised 2004), Share-Based Payment (“SFAS 123R”). SFAS 123R requires all share-based payments to employees to be recognized at fair value in the financial statements. SFAS 123R replaces SFAS No. 123, Accounting for Stock-Based Compensation (“SFAS 123”), supersedes APB Opinion No. 25, Accounting for Stock Issued to Employees (“APB 25”), and SFAS No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure — an Amendment of FASB Statement No. 123 and amends SFAS No. 95, Statement of Cash Flows. On April 14, 2005, the SEC approved a new rule delaying the effective date of SFAS 123R to annual periods that begin after June 15, 2005. Accordingly, PFG adopted SFAS 123R effective January 1, 2006 using the modified-prospective method.
     The provisions of our stock awards allow approved retirees to retain all or a portion of their awards if they retire prior to the end of the required service period. SFAS 123R considers this to be a nonsubstantive service condition. Accordingly, it is appropriate to recognize compensation cost either immediately for stock awards granted to retirement eligible employees, or over the period from the grant date to the date retirement eligibility is achieved, if retirement eligibility is expected to occur during the nominal vesting period. Prior to PFG adopting SFAS 123R, our approach was to follow the widespread practice of recognizing compensation cost over the explicit service period (up to the date of actual retirement). For any awards that are granted after PFG’s adoption of SFAS 123R on January 1, 2006, we recognize compensation cost through the period that the employee first becomes eligible to retire and is no longer required to provide service to earn the award. If we had applied the nonsubstantive vesting provisions of SFAS 123R to awards granted prior to January 1, 2006, our consolidated financial statements would not have been materially impacted.
     SFAS 123R requires that the benefits of tax deductions in excess of recognized compensation cost be reported as a financing cash flow, rather than as an operating cash flow. This requirement reduces net operating cash flows and increases net financing cash flows in periods after the effective date.

13

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
     Under the modified-prospective method, any excess income tax deduction realized for awards accounted for under SFAS 123R (regardless of the type of award or the jurisdiction in which the tax benefit is generated) is eligible to absorb write-offs of deferred income tax assets for any awards accounted for under SFAS 123R. SFAS 123R does not require separate pools of excess income tax benefits for separate types of awards, rather the excess income tax benefits of employee and nonemployee awards may be combined in a single pool of excess tax benefits. Our policy is to pool the employee and nonemployee awards together in this manner. Deferred income tax asset write-offs resulting from deficient deductions on employee awards may be offset against previous excess income tax benefits arising from nonemployee awards, and vice versa.
     This Statement did not have a material impact on our consolidated financial statements as we began expensing our pro-rata share of PFG’s stock options using a fair-value based method effective for the year beginning January 1, 2002. In addition, any stock options granted prior to January 1, 2002, were fully vested at the time of adoption of SFAS 123R. We use the Black-Scholes formula to estimate the value of stock options granted to employees. We applied the prospective method of transition as prescribed by SFAS 123 when PFG elected to begin expensing stock-based compensation in 2002. The cumulative effect of the change in accounting principle as a result of adopting SFAS 123R was immaterial. Therefore, the pre-tax cumulative effect of the change in accounting principle is reflected in operating expenses. See Note 20, Stock-Based Compensation Plans, for further details.
     In December, 2004, SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 (“SFAS 153”), was issued. APB Opinion No. 29, Accounting for Nonmonetary Transactions (“APB 29”), provided the basic principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. However, APB 29 provided an exception that allowed certain exchanges of similar productive assets to be recorded at book value. SFAS 153 amends APB 29 to eliminate this exception and requires non-monetary exchanges that meet certain criteria to be accounted for at fair value. We adopted SFAS 153 and are applying its guidelines to nonmonetary exchanges occurring on or after July 1, 2005.
Cash and Cash Equivalents
     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.
Investments
     Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturity securities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments related to DPAC, sales inducements, unearned revenue reserves, policyholder dividend obligation (“PDO”), derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to trading securities and available-for-sale securities in fair value hedging relationships are reflected in net income as net realized/unrealized capital gains (losses).
     The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities and equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments using a tool that models the prepayment behavior of the underlying collateral based on the current interest rate environment.
     Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property’s expected undiscounted cash flows are not sufficient to recover the property’s carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for

14

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
sale was $82.4 million and $118.2 million as of December 31, 2007 and 2006, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
     Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances, and direct write-downs for impairment. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan’s effective interest rate or the loan’s observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have commercial mortgage loans held-for-sale in the amount of $2.9 million and $77.3 million at December 31, 2007 and 2006, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.
     Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, unrealized gains and losses related to other than temporary impairments, trading securities, certain seed money investments, fair value hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan allowance and impairments of real estate held for investment are reported in net income as net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are excluded from net realized/unrealized capital gains (losses).
     Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.
Securitizations
     We, along with other contributors, sell commercial mortgage loans to trusts that, in turn, securitize the assets. As these trusts are classified as qualifying special purpose entities (“QSPE”), we recognize the gain on the sale of the loans to the trust and the trusts are not required to be consolidated. There is significant judgment used to determine whether a trust is a QSPE. To maintain QSPE status, the trust must continue to meet the QSPE criteria both initially and in subsequent periods. We have analyzed the governing pooling and servicing agreements for each of our securitizations and believe that the terms are industry standard and are consistent with the QSPE criteria. If at any time we determine a trust no longer qualifies as a QSPE, each trust will need to be reviewed to determine if there is a need to recognize the commercial mortgage loan asset in the statement of financial position along with the offsetting liability.
Derivatives
     Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, swaptions, futures, currency swaps, currency forwards, credit default swaps, interest rate lock commitments, commodity swaps and options. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.
     Accounting and Financial Statement Presentation. We designate derivatives as either:
(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value” hedge);

(b)	a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow” hedge); or

(c)	a derivative not designated as a hedging instrument.
     Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

15

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
     Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized/unrealized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.
     Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of other comprehensive income. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impact net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.
     Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.
     In our commercial mortgage-backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as derivatives and are recorded at fair value.
     Hedge Documentation and Effectiveness Testing. We formally document at inception all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.
     We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. If we determine a derivative is no longer highly effective as a hedge, we prospectively discontinue hedge accounting.
     Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised; or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
     If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the statement of financial position at its fair value, with changes in fair value recognized currently in net realized/unrealized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the statement of operations line associated with the asset or liability. The component of other comprehensive income related to discontinued cash flow hedges that are no longer highly effective is amortized to the statement of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because a hedged forecasted transaction is no longer probable, the deferred gain or loss is immediately reclassified from other comprehensive income into net income.
     Embedded Derivatives. We purchase and issue financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative’s terms are not clearly and closely related to the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the statement of financial position, with changes in fair value reported in net income.
Contractholder and Policyholder Liabilities
     Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating, traditional and group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.

16

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
     Investment contracts are contractholders’ funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.
     We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.
     Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.
     Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
     Participating business represented approximately 18%, 20% and 24% of our life insurance in force and 59%, 61% and 63% of the number of life insurance policies in force at December 31, 2007, 2006 and 2005, respectively. Participating business represented approximately 68%, 71% and 76% of life insurance premiums for the years ended December 31, 2007, 2006 and 2005, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
     Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.
     The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.
Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits
     Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
     Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
     Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized as revenue over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts.

17

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
     Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.
     Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
     Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client’s portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed or earned.
Deferred Policy Acquisition Costs
     Commissions and other costs (underwriting, issuance and field expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.
     DPAC for universal life-type insurance contracts, participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. For investment contracts pertaining to individual and group annuities which have separate account investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. This amortization is adjusted in the current period when estimates of estimated gross profit are revised. The DPAC of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.
     DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.
Deferred Policy Acquisition Costs on Internal Replacements
     SOP 05-1 applies to all modifications and replacements made to contracts defined by SFAS No. 60, Accounting and Reporting by Insurance Enterprises and SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. The SOP lists criteria that assist in defining an internal replacement transaction as involving a substantially changed or substantially unchanged contract. We review all modifications and replacements that meet the definition of an internal replacement. If an internal replacement results in a substantially changed contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DPAC, sales inducement, and unearned revenue balances associated with the replaced contract are written off.
     If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are not deferred. All acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DPAC, sales inducement or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

18

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
Long-Term Debt
     Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long term debt are classified as long-term debt in our statement of financial position.
Reinsurance
     We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2007, 2006 and 2005, respectively, we had reinsured $19.9 billion, $21.7 billion and $21.2 billion of life insurance in force, representing 11%, 13% and 14%, respectively, of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.
     The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Premiums and other considerations:
Direct	$4,504.4	$4,229.3	$3,966.6
Assumed	160.0	117.3	56.6
Ceded	(276.7)	(280.4)	(295.8)

Net premiums and other considerations	$4,387.7	$4,066.2	$3,727.4

Benefits, claims and settlement expenses:
Direct	$5,963.0	$5,472.2	$5,062.2
Assumed	190.4	141.8	77.0
Ceded	(244.8)	(320.7)	(265.6)

Net benefits, claims and settlement expenses	$5,908.6	$5,293.3	$4,873.6

Separate Accounts
     The separate account assets presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services, that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.
     At December 31, 2007 and 2006, the separate accounts include a separate account valued at $748.5 million and $768.4 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets in the consolidated statements of financial position. Separate account liabilities in the consolidated statements of financial position are reported at the fair value of the underlying assets. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

19

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
Income Taxes
     Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of its qualifying subsidiaries. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at U.S. corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.
Goodwill and Other Intangibles
     Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite-lived intangible assets are not amortized. Rather, goodwill and indefinite-lived intangible assets are tested for impairment at one level below our operating segments on an annual basis during the fourth quarter, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.
     Intangible assets with a finite useful life are amortized as related benefits emerge over a period of 5 to 30 years and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.
Reclassifications
     Reclassifications have been made to the 2006 and 2005 consolidated financial statements to conform to the 2007 presentation.
2. Related Party Transactions
     We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2007, 2006 and 2005, we received $225.0 million, $116.5 million and $112.1 million, respectively, of expense reimbursements from affiliated entities.
     We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $3.1 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.1 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $267.6 million and $201.1 million at December 31, 2007 and 2006, respectively, and earned interest of $28.2 million, $13.5 million and $12.3 million during 2007, 2006 and 2005, respectively.
     Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

20

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
3. Discontinued Operations
Real Estate Investments
     In 2007, 2006 and 2005, we sold certain real estate properties previously held for investment purposes. These properties qualify for discontinued operations treatment. Therefore, the income from discontinued operations has been removed from our results of continuing operations for all periods presented. The gains on disposal, which are reported in our Corporate and Other segment, are excluded from segment operating earnings for all periods presented. All assets, including cash, and liabilities of the discontinued operations have been reclassified to separate discontinued asset and liability line items on the consolidated statements of financial position. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Additionally, the information included in the notes to the financial statements excludes information applicable to these properties, unless otherwise noted.
     The properties were sold to take advantage of positive real estate market conditions in specific geographic locations and to further diversify our real estate portfolio.
     Selected financial information for the discontinued operations is as follows:

	December 31,
	2007	2006
	(in millions)
Assets
Real estate	$—	$53.4
All other assets	—	0.8

Total assets	$—	$54.2

Liabilities
Long-term debt	$—	$42.5
All other liabilities	—	0.5

Total liabilities	$—	$43.0

	For the year ended
	December 31,
	2007	2006	2005
	(in millions)
Total revenues	$0.3	$(3.1)	$4.9

Income from discontinued operations:
Income (loss) before income taxes	$0.3	$(3.1)	$4.9
Income taxes (benefits)	0.1	(1.1)	1.8
Gain on disposal of discontinued operations	32.8	47.5	34.3
Income taxes on disposal	12.8	16.6	12.0

Net income	$20.2	$28.9	$25.4

Principal Residential Mortgage, Inc.
     On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. Our total after-tax proceeds from the sale were approximately $620.0 million.
     The decision to sell Principal Residential Mortgage, Inc. was made with a view toward intensifying our strategic focus on our core retirement and risk protection business as well as achieving our longer-term financial objectives. In addition, the sale was also viewed as a positive move for PFG’s stockholders as it enabled us to move forward from an improved capital position, with better financial flexibility and greater stability of earnings.
     During 2005, certain true-up adjustments were made related to the sale of Principal Residential Mortgage, Inc. resulting in a $5.2 million after-tax loss, which is reflected as discontinued operations. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows.

21

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
4. Goodwill and Other Intangible Assets
     The changes in the carrying amount of goodwill reported in our segments for 2006 and 2007 were as follows:

	U.S. Asset	Global Asset	Life and Health
	Accumulation	Management	Insurance	Consolidated
	(in millions)
Balances at January 1, 2006	$19.6	$118.7	$69.5	$207.8
Goodwill from acquisitions	—	21.7	—	21.7

Balances at December 31, 2006	19.6	140.4	69.5	229.5
Goodwill disposed	(3.0)	—	—	(3.0)
Other	—	—	17.5	17.5

Balances at December 31, 2007	$16.6	$140.4	$87.0	$244.0

     Amortized intangible assets were as follows:

	December 31,
	2007			2006
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount
			(in millions)
Intangibles with finite useful lives	$127.0	$31.5	$95.5	$116.9	$19.7	$97.2

     The amortization expense for intangible assets with finite useful lives was $9.9 million, $7.6 million and $6.1 million for 2007, 2006 and 2005, respectively. At December 31, 2007, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2008	$7.6
2009	7.7
2010	7.3
2011	6.8
2012	6.6
     In connection with our parent’s December 31, 2006, acquisition of WM Advisors, Inc., we were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition. Of the $99.9 million, $94.5 million related to investment management contracts that are not subject to amortization, $3.2 million related to goodwill and $2.2 million was related to other amortizable intangible assets that will be subject to a three-year amortization period.
5. Variable Interest Entities
     We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE.
Consolidated Variable Interest Entities
     Synthetic Collateralized Debt Obligation. On May 26, 2005, we invested $130.0 million in a secured limited recourse credit linked note issued by a grantor trust. The trust entered into a credit default swap providing credit protection on the first 45% of loss of seven mezzanine tranches totaling $288.9 million of seven synthetic reference portfolios. Our risk of loss for the seven referenced mezzanine tranches begins at 4.85% and ends at 10.85% of loss on each of the seven synthetic reference portfolios. Therefore, defaults in an underlying reference portfolio will only affect the credit-linked note if cumulative losses exceed 4.85% of a synthetic reference portfolio.

22

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
5. Variable Interest Entities — (continued)
     We have determined that this grantor trust is a VIE and that we are the primary beneficiary of the trust due to our interest in the VIE and management of the synthetic reference portfolios. Upon consolidation of the trust, as of December 31, 2007 and 2006, our consolidated statements of financial position include $127.2 million and $130.3 million, respectively, of available-for-sale fixed maturity securities, which represent the collateral held by the trust. As of December 31, 2007 and 2006, the credit default swap entered into by the trust has an outstanding notional amount of $130.0 million. During the years ended December 31, 2007, 2006 and 2005, the credit default swaps had a change in fair value that resulted in a $3.2 million pre-tax loss, a $4.4 million pre-tax gain and $0.4 million pre-tax loss, respectively. The creditors of the grantor trusts have no recourse to our assets.
     Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.
     We have determined that these grantor trusts are VIEs as our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders’ certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2007 and 2006, our consolidated statements of financial position include $332.1 million and $366.2 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities and represent the collateral held by the trust. The obligation to deliver the underlying securities to the residual certificate holders of $155.6 million and $156.8 million as of December 31, 2007 and 2006, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to our assets.
     Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include seven private investment vehicles, a financial services company and a hedge fund. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position as of December 31, 2007 or 2006, or results of operations for the years ended December 31, 2007, 2006 and 2005. For the majority of these entities, the creditors have no recourse to our assets.
     The carrying amount and classification of consolidated VIE assets that are collateral the VIEs have designated for their other obligations and the debt of the VIEs are as follows:

	December 31,
	2007	2006
	(in millions)
Fixed maturity securities, available-for-sale	$116.2	$178.0
Fixed maturity securities, trading	34.7	14.0
Equity securities, trading	90.1	59.5
Cash and other assets	93.8	83.2

Total assets pledged as collateral	$334.8	$334.7

Long-term debt	$175.6	$206.4

     As of December 31, 2007 and 2006, $334.8 million and $334.7 million, respectively, of assets were pledged as collateral for the VIE entities’ other obligations and debt. As of December 31, 2007 and 2006, these entities had long-term debt of $175.6 million and $206.4 million, respectively, all of which was issued to our affiliates and, therefore, eliminated upon consolidation.
Significant Unconsolidated Variable Interest Entities
     We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment vehicles and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

23

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
5. Variable Interest Entities — (continued)
     On June 14, 2007, we invested $100.0 million in a secured limited recourse note issued by a private investment vehicle. The note represents Class B-1 notes. Class A notes are senior and Class C through Class E notes are subordinated to Class B notes. The entity entered into a credit default swap with a third party providing credit protection in exchange for a fee. Defaults in an underlying reference portfolio will only affect the note if cumulative losses of a synthetic reference portfolio exceed the loss attachment point on the portfolio. We have determined we are not the primary beneficiary, as we do not hold the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $84.2 million as of December 31, 2007.
     On June 21, 2006, we invested $285.0 million in a secured limited recourse note issued by a private investment vehicle. The note represents Class B notes. Class A notes are senior and Class C through Class F notes are subordinated to Class B notes. The entity entered into a credit default swap with a third party providing credit protection in exchange for a fee. Defaults in an underlying reference portfolio will only affect the note if cumulative losses of a synthetic reference portfolio exceed the loss attachment point on the portfolio. We have determined we are not the primary beneficiary, as we do not hold the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $223.2 million and $285.3 million as of December 31, 2007 and 2006, respectively.
     On September 21, 2001, we entered into a transaction where a third party transferred funds to a trust. The trust purchased shares of a specific money market fund and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends on December 21, 2021, we, as the share receipt holder, have the right to terminate the trust agreement and will receive the underlying money market fund shares. We determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $66.1 million and $65.9 million as of December 31, 2007 and 2006, respectively.
     On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. We determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $83.4 million and $78.7 million as of December 31, 2007 and 2006, respectively.

24

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
6. Investments
Fixed Maturities and Equity Securities
     The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2007 and 2006, are summarized as follows:

		Gross	Gross
		unrealized	unrealized
	Cost	gains	losses	Fair value
	(in millions)
December 31, 2007
Fixed maturities, available-for-sale:
U.S. government and agencies	$618.9	$28.8	$0.1	$647.6
Non-U.S. governments	419.4	35.7	1.2	453.9
States and political subdivisions	1,867.6	39.1	10.2	1,896.5
Corporate — public	19,691.4	599.7	446.0	19,845.1
Corporate — private	11,660.3	362.8	210.0	11,813.1
Mortgage-backed and other asset-backed securities	9,926.2	155.0	500.7	9,580.5

Total fixed maturities, available-for-sale	$44,183.8	$1,221.1	$1,168.2	$44,236.7

Total equity securities, available-for-sale	$314.6	$10.3	$15.2	$309.7

December 31, 2006
Fixed maturities, available-for-sale:
U.S. government and agencies	$522.3	$0.8	$3.6	$519.5
Non-U.S. governments	384.9	36.1	0.4	420.6
States and political subdivisions	1,557.7	45.4	4.9	1,598.2
Corporate — public	19,223.3	661.0	137.3	19,747.0
Corporate — private	10,282.1	373.9	75.7	10,580.3
Mortgage-backed and other asset-backed securities	9,163.8	217.2	77.8	9,303.2

Total fixed maturities, available-for-sale	$41,134.1	$1,334.4	$299.7	$42,168.8

Total equity securities, available-for-sale	$638.0	$11.6	$4.3	$645.3

     The cost and fair value of fixed maturities available-for-sale at December 31, 2007, by expected maturity, were as follows:

	Cost	Fair value
	(in millions)
Due in one year or less	$1,469.8	$1,465.9
Due after one year through five years	11,137.1	11,362.5
Due after five years through ten years	10,788.5	10,720.2
Due after ten years	10,862.2	11,107.6

	34,257.6	34,656.2
Mortgage-backed and other asset-backed securities	9,926.2	9,580.5

Total	$44,183.8	$44,236.7

     The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.
     Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants, which are intended to regulate the activities of issuers and control their leveraging capabilities.

25

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
6. Investments — (continued)
Net Investment Income
     Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Fixed maturities, available-for-sale	$2,603.0	$2,463.8	$2,291.7
Fixed maturities, trading	15.1	10.6	7.3
Equity securities, available-for-sale	23.5	54.6	48.5
Equity securities, trading	0.6	0.4	—
Mortgage loans	755.6	708.5	724.0
Real estate	74.5	63.4	58.1
Policy loans	52.6	50.9	50.3
Cash and cash equivalents	111.2	60.1	42.6
Derivatives	36.0	38.6	14.2
Other	43.7	51.9	43.7

Total	3,715.8	3,502.8	3,280.4
Less investment expenses	(163.3)	(150.0)	(149.4)

Net investment income	$3,552.5	$3,352.8	$3,131.0

Net Realized/Unrealized Capital Gains and Losses
     The major components of net realized/unrealized capital gains (losses) on investments are summarized as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$32.4	$31.8	$107.5
Gross losses	(280.2)	(62.9)	(85.1)
Hedging (net)	151.8	(14.6)	(45.8)
Fixed maturities, trading	(4.2)	(4.6)	(1.7)
Equity securities, available-for-sale:
Gross gains	6.4	1.4	6.8
Gross losses	(53.9)	(0.1)	(6.4)
Equity securities, trading	23.5	20.1	5.7
Mortgage loans	(7.2)	3.2	1.1
Derivatives	(276.7)	(4.9)	14.6
Other	59.7	61.0	(14.2)

Net realized/unrealized capital gains (losses)	$(348.4)	$30.4	$(17.5)

     Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $2.3 billion, $1.3 billion and $2.4 billion in 2007, 2006 and 2005, respectively.

26

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
6. Investments — (continued)
     We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Gross realized losses related to other than temporary impairments of fixed maturity securities were $215.7 million, $14.6 million and $28.6 million in 2007, 2006 and 2005, respectively. Certain fixed maturity securities moved into a loss position during the second quarter of 2007 and we determined that we did not have the ability and intent to hold these securities. As a result, we also recognized impairment losses on these securities of $24.5 million, net of recoveries on the subsequent sale, primarily due to a change in interest rates. As a result of the need to fund our parent’s acquisition of WM Advisors, Inc. we also recognized $17.2 million of write-downs in 2006 that resulted from our determination that we no longer had the ability and intent to hold certain fixed maturity securities until they recovered in value. We also recognized gross realized losses as the result of credit triggered sales of $32.3 million, $22.2 million and $30.8 million in 2007, 2006 and 2005, respectively. In 2005, we also recognized an $11.0 million loss related to a large investment that was called from us. Gross realized losses related to other than temporary impairments of equity securities were $52.6 million and $3.0 million in 2007 and 2005, respectively. We did not recognize any impairment losses on equity securities in 2006.
Gross Unrealized Losses for Fixed Maturities and Equity Securities
     For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2007 and 2006, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2007
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Carrying	unrealized	Carrying	unrealized	Carrying	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$4.2	$0.1	$19.3	$—	$23.5	$0.1
Non-U.S. governments	55.2	1.1	11.8	0.1	67.0	1.2
States and political subdivisions	375.2	7.1	205.7	3.1	580.9	10.2
Corporate — public	4,889.0	247.3	3,509.3	198.7	8,398.3	446.0
Corporate — private	3,302.2	124.9	1,752.9	85.1	5,055.1	210.0
Mortgage-backed and other asset-backed securities	3,272.0	405.0	2,177.7	95.7	5,449.7	500.7

Total fixed maturities, available-for-sale	$11,897.8	$785.5	$7,676.7	$382.7	$19,574.5	$1,168.2

Total equity securities, available-for-sale	$106.8	$12.0	$26.5	$3.2	$133.3	$15.2

     As of December 31, 2007, we held $19,574.5 million in available-for-sale fixed maturity securities with unrealized losses of $1,168.2 million. Our portfolio consists of fixed maturity securities where 95% are investment grade (rated AAA through BBB-) with an average price of 94 (carrying value/amortized cost). Due to the credit disruption in the last half of 2007 that led to reduced liquidity and wider credit spreads, we saw an increase in unrealized losses in our securities portfolio. The unrealized losses were more pronounced in structured products such as collateralized debt obligations and asset-backed securities.
     For those securities that have been in a loss position for less than twelve months, our portfolio holds 1,268 securities with a carrying value of $11,897.8 million and unrealized losses of $785.5 million reflecting an average price of 94. Of this portfolio, 93% was investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $738.0 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
     For those securities that have been in a continuous loss position greater than or equal to twelve months, our portfolio holds 945 securities with a carrying value of $7,676.7 million and unrealized losses of $382.7 million. The average rating of this portfolio is A with an average price of 95 at December 31, 2007. Of the $382.7 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $283.8 million in unrealized losses with an average price of 95 and an average credit rating of BBB+. The remaining unrealized losses consist primarily of $95.6 million in unrealized losses within the mortgage-backed and other asset-backed securities sector. The average price of the mortgage-backed and other asset-backed securities sector is 96 and the average credit rating is AA+. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

27

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
6. Investments — (continued)

	December 31, 2006
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Carrying	unrealized	Carrying	unrealized	Carrying	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$32.0	$0.2	$315.9	$3.4	$347.9	$3.6
Non-U.S. governments	44.7	0.1	11.7	0.3	56.4	0.4
States and political subdivisions	278.1	0.7	347.0	4.2	625.1	4.9
Corporate — public	2,529.7	27.7	4,591.0	109.6	7,120.7	137.3
Corporate — private	1,635.2	11.4	2,375.8	64.3	4,011.0	75.7
Mortgage-backed and other asset-backed securities	1,312.2	9.7	2,751.5	68.1	4,063.7	77.8

Total fixed maturities, available-for-sale	$5,831.9	$49.8	$10,392.9	$249.9	$16,224.8	$299.7

Total equity securities, available-for-sale	$1.4	$—	$134.0	$4.3	$135.4	$4.3

     As of December 31, 2006, we held $16,224.8 million in available-for-sale fixed maturity securities with unrealized losses of $299.7 million. Our portfolio consisted of fixed maturity securities where 98% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost).
     For those securities that had been in a loss position for less than twelve months, our portfolio held 643 securities with a carrying value of $5,831.9 million and unrealized losses of $49.8 million reflecting an average price of 99. Of this portfolio, 97% was investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $48.3 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
     For those securities that had been in a continuous loss position greater than or equal to twelve months, our portfolio held 1,186 securities with a carrying value of $10,392.9 million and unrealized losses of $249.9 million. The average rating of this portfolio was A with an average price of 98 at December 31, 2006. Of the $249.9 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $173.9 million in unrealized losses with an average price of 98 and an average credit rating of BBB+. The remaining unrealized losses consisted primarily of $68.1 million in unrealized losses within the mortgage-backed and other asset-backed securities sector. The average price of the mortgage-backed and other asset-backed securities sector was 98 and the average credit rating was AA+. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
Net Unrealized Gains and Losses on Available-for-Sale Securities
     The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments was as follows:

	December 31,
	2007	2006
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$52.8	$1,036.3
Net unrealized gains (losses) on equity securities, available-for-sale	(4.9)	7.2
Adjustments for assumed changes in amortization patterns	2.2	(128.1)
Net unrealized gains on derivative instruments	32.3	39.9
Net unrealized losses on equity method subsidiaries and minority interest adjustments	(2.6)	(24.6)
Provision for deferred income taxes	(27.0)	(327.1)

Net unrealized gains on available-for-sale securities	$52.8	$603.6

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

28

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
6. Investments — (continued)
Commercial Mortgage Loans
     Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2007 and 2006, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31,
	2007		2006
	Carrying	Percent	Carrying	Percent
	amount	of total	amount	of total
	($ in millions)
Geographic distribution
New England	$481.2	4.5%	$397.6	3.9%
Middle Atlantic	1,815.5	16.9	1,817.4	18.0
East North Central	960.2	8.9	847.0	8.4
West North Central	513.2	4.8	525.6	5.2
South Atlantic	2,876.2	26.7	2,550.9	25.3
East South Central	339.0	3.1	285.6	2.8
West South Central	692.9	6.4	682.4	6.8
Mountain	794.7	7.4	845.5	8.4
Pacific	2,333.4	21.7	2,170.5	21.5
Valuation allowance	(42.8)	(0.4)	(32.2)	(0.3)

Total	$10,763.5	100.0%	$10,090.3	100.0%

Property type distribution
Office	$2,647.8	24.6%	$2,672.3	26.5%
Retail	2,915.5	27.1	2,808.8	27.7
Industrial	2,756.0	25.6	2,740.1	27.2
Apartments	1,698.3	15.8	1,440.3	14.3
Hotel	273.3	2.5	41.7	0.4
Mixed use/other	515.4	4.8	419.3	4.2
Valuation allowance	(42.8)	(0.4)	(32.2)	(0.3)

Total	$10,763.5	100.0%	$10,090.3	100.0%

Commercial Mortgage Loan Loss Allowance
     Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or fair value of the collateral. The change in the valuation allowance is included in net realized/unrealized capital gains (losses) on our consolidated statements of operations.
     The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management’s periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is subjective, as it requires the estimation and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans, along with the related allowance for losses, were as follows:

	December 31,
	2007	2006
	(in millions)
Impaired loans	$45.8	$0.1
Allowance for losses	10.0	—

Net impaired loans	$35.8	$0.1

29

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
6. Investments — (continued)
     The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Average recorded investment in impaired loans	$11.5	$4.3	$51.6
Interest income recognized on impaired loans	3.4	0.5	5.1
     When it is determined that a loan is impaired, interest accruals are stopped and all interest income is recognized on the cash basis.
     A summary of the changes in the commercial mortgage loan allowance for losses is as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Balance at beginning of year	$32.2	$33.2	$42.4
Provision for losses	10.7	1.3	6.7
Releases due to write-downs, sales and foreclosures	(0.1)	(2.3)	(15.9)

Balance at end of year	$42.8	$32.2	$33.2

Real Estate
     Depreciation expense on invested real estate was $30.1 million, $30.2 million and $26.5 million in 2007, 2006 and 2005, respectively. Accumulated depreciation was $226.3 million and $204.3 million as of December 31, 2007 and 2006, respectively.
Other Investments
     Other investments include minority interests in unconsolidated entities, domestic and international joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder’s equity. Total assets of the unconsolidated entities were $7,198.0 million and $5,957.3 million at December 31, 2007 and 2006, respectively. Total revenues of the unconsolidated entities were $2,103.6 million, $1,245.0 million and $1,026.7 million in 2007, 2006 and 2005, respectively. During 2007, 2006 and 2005, we included $33.2 million, $43.5 million and $46.1 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. At December 31, 2007 and 2006, our net investment in unconsolidated entities was $104.8 million and $97.1 million, respectively.
     In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase investments aggregating $402.2 million and $677.2 million at December 31, 2007 and 2006, respectively.
     Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital gains or losses.

30

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
7. Securitization Transactions
     We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a QSPE, they are not subject to the VIE consolidation rules. We purchase primary servicing responsibilities and may retain other interests. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk. In 2006, we began transitioning our securitization platform to a new joint venture company that we report using the equity method of accounting. The transition was complete by the end of 2007 such that all of our commercial mortgage loan securitization transactions going forward are expected to be conducted through the joint venture.
     In 2007, 2006 and 2005, we recognized gains of $2.2 million, $13.6 million and $39.8 million, respectively, on the securitization of commercial mortgage loans.
     Key economic assumptions used in measuring the other retained interests at the date of securitization resulting from transactions completed included a cumulative foreclosure rate between 1% and 7% during 2007, 2% and 10% during 2006 and 5% and 18% during 2005. The assumed range of the loss severity, as a percentage of defaulted loans, was between 1% and 27% during 2007, 2% and 31% during 2006 and 3% and 29% during 2005. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.
     At December 31, 2007 and 2006, the fair values of other retained interests related to the securitizations of commercial mortgage loans were $315.8 million and $345.3 million, respectively. Only $0.3 million in 2007 and $0.5 million in 2006 represented equity investments. All other interests are classified as available-for-sale securities and are carried at fair value. At December 31, 2007 and 2006, respectively, $131.7 million and $156.2 million of these available-for-sale securities were interest-only investments. Cash flows are continuously monitored for adverse deviations from original expectations and impairments are recorded when necessary.
     The table below summarizes cash flows for securitization transactions:

	For the year ended
	December 31,
	2007	2006	2005
	(in millions)
Proceeds from new securitizations	$105.2	$698.6	$2,270.4
Servicing fees received	1.9	1.3	1.1
Other cash flows received on retained interests	35.7	37.4	36.0
8. Derivative Financial Instruments
     Derivatives are generally used to hedge or reduce exposure to market risks (primarily interest rate and foreign currency risks) associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Additionally, derivatives are also used in asset replication strategies. We do not buy, sell or hold these investments for trading purposes.
Types of Derivative Instruments
     Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

31